UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Natalie Wagner, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: January 31, 2022

Item 1. Reports to Stockholders.

(a)	The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report

January 31, 2022

AEW Global Focused Real Estate Fund

AEW GLOBAL FOCUSED REAL ESTATE FUND

Managers	Symbols

Robert Oosterkamp	Class A NRFAX

Milton Low, CFA®	Class C NRCFX

Gina Szymanski, CFA®	Class N NRFNX

AEW Capital Management, L.P.	Class Y NRFYX

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Market Conditions

Real estate securities, as well as other securities, posted strong returns over the one-year period ending January 31, 2022, led by the development and availability of Covid-19 vaccines that helped drive a rebound in consumer spending despite the emergence of concerning new variants, continued global monetary easing, and additional government fiscal stimulus. Global growth was strong in 2021 with US GDP growth at 5.7% in contrast to a decline of 3.4% in 2020. This was the strongest annual growth rate since 1984. Inflation concerns grew in the latter half of the year with consumer prices rising 7.0% year-over-year in the US in December, the largest 12-month increase since the period ending June 1982. In order to reduce inflationary pressures in an economy approaching full employment, the Federal Reserve (Fed) signaled in January that it will raise interest rates multiple times during 2022 — for the first time in over three years. Meanwhile, the 10-Year US Treasury yield ended the period 68 basis points higher at 1.79%.

Performance Results

For the 12 months ended January 31, 2022, Class Y shares of the AEW Global Focused Real Estate Fund returned 23.67% at net asset value. The Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index (Net), which returned 19.82%.

Explanation of Fund Performance

Positive stock selection and positive regional allocation drove the Fund’s outperformance. Stock selection was strongest in Europe, positive in North America, and slightly negative in Asia Pacific. In terms of regional allocation, the portfolio benefited most notably from an underweight to Asia Pacific, while overweight positions to North America and Europe also contributed to relative performance. Conversely, the portfolio’s small cash balance was a notable detractor given the sharp rise of the global REIT market during the year.

Among individual securities, the largest contributors included US companies Extra Space Storage (EXR), Brixmor Property Group (BRX), and Independence Realty Trust (IRT). Extra Space Storage, along with the entire Storage sector, continued to benefit from very strong fundamentals and is in the middle of one of the best operating environments ever with robust demand, solid rent growth, and historically high occupancies. Storage demand is currently very sticky once a unit has been rented and fundamentals should remain strong in 2022. Brixmor Property Group is a Shopping Center REIT that benefited from more investor demand, as the retail sector improved on the back of the vaccine rollout and additional stimulus payments in the first half of 2021. Additionally, Brixmor Property Group continued to make steady progress with its substantial development pipeline throughout the year, funded by asset dispositions at better than expected cap rates. Independence Realty Trust is a small cap owner of Class B Apartments located primarily in the non-coastal South and Southeast markets. The company’s outperformance is attributable to its sector-leading same-store net operating income growth, driven by the migration and employment growth trends within the company’s markets and the strong rental uplift achieved from its renovated units. At year-end, the company was finalizing a merger with Steadfast (a non-traded REIT), a complementary portfolio with a strong overlap in location and quality that would allow Independence Realty Trust to continue adding value through redevelopment.

The largest individual security detractors included US companies Simon Property Group (SPG), Public Storage (PSA), and Equinix (EQIX). Simon Property Group is a Regional Mall REIT that benefitted from better rent collections, strong tenant sales, and a faster than expected ramp up in occupancy after pandemic restrictions were retracted in the US. Additionally, several high-quality mall transactions provided investors increased visibility into Regional Mall cap rates that resulted in a continued rebound of the sector. Public Storage outperformed along with the overall Storage sector and while the portfolio’s lack of exposure to Public Storage was a drag on relative performance, overweight positions in Extra Space Storage and Life Storage more than offset this detraction. Equinix is a Data Center REIT that unperformed earlier in the year as a result of the “reflation trade” out of pandemic winners such as Data Centers and into economic recovery names. In addition, colocation leasing was weaker than expected and elevated customer churn continued to cause margin pressure for the company.

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Outlook

The outlook for global real estate securities is attractive. In our view, most companies and sectors within the global real estate securities universe will show income and net asset value growth in the years to come because of strong economic growth and increased demand for space. New supply has been delayed by material and labor shortages related to the pandemic and should be limited in 2022. Long-term fundamentals are very strong for sectors like Logistics, Self-Storage, Residential and Data Centers. Fundamentals for some Office and Retail markets are a bit more uncertain due to potential negative implications from the work-from-home trend and the continued shift from in-store to on-line shopping. Additionally, differences in the ongoing approach to Covid-19 will have an impact on property market fundamentals regionally. The “zero-Covid” policy in Asia Pacific will result in continued economic headwinds in that region as compared to the more relaxed Covid-19 restrictions in North America and Europe. High inflation and the potential for higher interest rates as policymakers try to get inflation under control is the most visible threat to economic growth in the near term. The Fed is widely expected to raise the Federal Funds rate several times during 2022 and is in the process of winding down quantitative easing. While we expect the recovery to continue and inflation to slow as supply and labor constraints normalize, fiscal and monetary policy shifts are always risky times for the economy, and this has contributed to unsettled markets early in 2022. That said, our analyses suggest that real estate securities usually show relatively attractive returns when central banks are raising interest rates as this coincides with strong economic growth and rising property incomes. These growing incomes should help maintain the spread between property yields and interest rates and offset the effect higher financing rates might otherwise have on real estate values.

Hypothetical Growth of $100,000 Investment in Class Y Shares

January 31, 2012 through January 31, 20223,5

See notes to chart on page 3.

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AEW GLOBAL FOCUSED REAL ESTATE FUND

Top Ten Holdings as of January 31, 2022

	Security name	% of Net Assets
1	ProLogis, Inc.	5.52%
2	Essex Property Trust, Inc.	5.10
3	Equinix, Inc.	4.86
4	Brixmor Property Group, Inc.	4.85
5	VICI Properties, Inc.	4.30
6	Independence Realty Trust, Inc.	4.16
7	EastGroup Properties, Inc.	3.70
8	Tricon Residential, Inc.	3.65
9	Extra Space Storage, Inc.	3.46
10	Summit Industrial Income REIT	3.43

The portfolio is actively managed and holdings are subject to change. There is no guarantee the Fund continues to invest in the securities referenced. The holdings listed exclude any temporary cash investments, are presented on an individual security basis and do not represent holdings of the issuer.

Average Annual Total Returns — January 31, 20223,5

					Expense Ratios[4]

	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y
NAV	23.67%	7.30%	8.52%	—%	1.30%	0.90%

Class A
NAV	23.39	7.04	8.25	—	1.55	1.15
With 5.75% Maximum Sales Charge	16.31	5.77	7.60	—

Class C
NAV	22.48	6.22	7.60	—	2.30	1.90
With CDSC[1]	21.48	6.22	7.60	—

Class N (Inception 5/01/13)
NAV	23.76	7.36	—	7.20	1.17	0.85

Comparative Performance

FTSE EPRA Nareit Developed Index (Net)[2]	19.82	6.42	7.20	4.65

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

The FTSE EPRA Nareit Developed Index (Net) is an index designed to track the performance of listed real estate companies and REITs (real estate investment trust) worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs).

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5	The performance results shown for the periods prior to the close of business on May 31, 2019 reflect results achieved using a different investment strategy.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Fund is actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2021 through January 31, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

AEW GLOBAL FOCUSED REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 8/1/2021	ENDING ACCOUNT VALUE 1/31/2022	EXPENSES PAID DURING PERIOD* 8/1/2021 – 1/31/2022
Class A
Actual	$1,000.00	$1,004.10	$5.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85
Class C
Actual	$1,000.00	$1,000.50	$9.58
Hypothetical (5% return before expenses)	$1,000.00	$1,015.63	$9.65
Class N
Actual	$1,000.00	$1,006.30	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33
Class Y
Actual	$1,000.00	$1,005.30	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90%, 0.85% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of January 31, 2022

AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 97.3% of Net Assets
	Australia — 2.9%
307,564	GPT Group (The)	$1,089,900
45,078	Home Consortium REIT Ltd.	209,115
670,251	Scentre Group	1,391,539
511,102	Stockland	1,473,214

		4,163,768

	Belgium — 1.4%
8,613	Cofinimmo S.A.	1,270,596
2,616	VGP NV	741,283

		2,011,879

	Canada — 7.1%
287,400	Summit Industrial Income REIT	4,883,641
354,700	Tricon Residential, Inc.	5,198,490

		10,082,131

	France — 1.6%
9,158	Covivio	764,767
6,957	ICADE	502,340
37,691	Klepierre S.A.	1,002,515

		2,269,622

	Germany — 4.5%
108,042	Aroundtown S.A.	667,325
8,045	LEG Immobilien SE	1,067,239
82,744	Vonovia SE	4,712,749

		6,447,313

	Hong Kong — 3.7%
236,000	CK Asset Holdings Ltd.	1,575,396
191,600	ESR Cayman Ltd.(a)	649,658
112,900	Link REIT	969,304
724,903	Sino Land Co. Ltd.	939,253
265,000	Swire Properties Ltd.	706,416
90,696	Wharf Real Estate Investment Co. Ltd.	431,353

		5,271,380

	Japan — 7.9%
979	AEON REIT Investment Corp.	1,245,191
146	Daiwa Office Investment Corp.	914,793
1,315	GLP J-REIT	2,116,640
1,224	Japan Hotel REIT Investment Corp.	596,713
205	Japan Real Estate Investment Corp.	1,127,284
117,400	Mitsui Fudosan Co. Ltd.	2,516,743
59,400	Nomura Real Estate Holdings, Inc.	1,390,960
293	Orix J-REIT, Inc.	420,471
809	United Urban Investment Corp.	955,878

		11,284,673

	Netherlands — 0.6%
10,837	Unibail-Rodamco-Westfield(a)	825,749

	Singapore — 2.4%
875,487	Ascendas Real Estate Investment Trust	1,795,485
433,900	Capitaland Investment Ltd.(a)	1,113,332
437,013	Digital Core REIT Management Pte. Ltd.(a)	511,305

		3,420,122

	Spain — 1.3%
165,556	Merlin Properties SOCIMI S.A.	1,871,524

	Sweden — 2.4%
17,714	Fastighets AB Balder, B Shares(a)	$1,173,532
57,990	Nyfosa AB	902,720
229,194	Samhallsbyggnadsbolaget i Norden AB	1,382,297

		3,458,549

	United Kingdom — 4.8%
45,076	Safestore Holdings PLC	772,845
144,202	Segro PLC	2,542,245
962,694	Tritax Big Box REIT PLC	3,087,976
292,647	Tritax EuroBox PLC	434,311

		6,837,377

	United States — 56.7%
19,350	Alexandria Real Estate Equities, Inc.	3,770,154
272,400	Brixmor Property Group, Inc.	6,908,064
26,379	EastGroup Properties, Inc.	5,273,426
9,550	Equinix, Inc.	6,922,795
21,850	Essex Property Trust, Inc.	7,265,125
24,900	Extra Space Storage, Inc.	4,934,931
158,400	Global Medical REIT, Inc.	2,678,544
217,500	Host Hotels & Resorts, Inc.(a)	3,771,450
257,800	Independence Realty Trust, Inc.	5,926,822
33,000	Kilroy Realty Corp.	2,112,000
30,300	Life Storage, Inc.	4,088,985
237,700	Macerich Co. (The)	3,931,558
50,200	ProLogis, Inc.	7,872,364
23,123	Sun Communities, Inc.	4,369,322
91,200	Ventas, Inc.	4,835,424
213,986	VICI Properties, Inc.	6,124,279

		80,785,243

	Total Common Stocks (Identified Cost $126,036,365)	138,729,330

Principal Amount
Short-Term Investments — 3.2%
$4,533,622	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2022 at 0.000% to be repurchased at $4,533,622 on 2/01/2022 collateralized by $3,383,200 U.S. Treasury Bond, 4.500% due 8/15/2039 valued at $4,624,412 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,533,622)	4,533,622

	Total Investments — 100.5% (Identified Cost $130,569,987)	143,262,952
	Other Assets Less Liabilities — (0.5)%	(763,298)

	Net Assets — 100.0%	$142,499,654

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

J-REIT	Japan Real Estate Investment Trust
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2022

AEW Global Focused Real Estate Fund – (continued)

Industry Summary at January 31, 2022

REITs – Warehouse/Industrials	18.1%
Real Estate Management & Development	17.9
REITs – Diversified	16.3
REITs – Apartments	9.3
REITs – Shopping Centers	8.0
REITs – Storage	6.9
REITs – Office Property	5.8
REITs – Health Care	5.3
REITs – Regional Malls	3.5
REITs – Manufactured Homes	3.1
REITs – Hotels	3.0
REITs – Retail	0.1
Short-Term Investments	3.2

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

Currency Exposure Summary at January 31, 2022

United States Dollar	60.2%
Euro	9.7
Japanese Yen	7.9
Canadian Dollar	7.1
British Pound	4.5
Hong Kong Dollar	3.7
Australian Dollar	2.9
Swedish Krona	2.4
Singapore Dollar	2.1

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

January 31, 2022

ASSETS
Investments at cost	$130,569,987
Net unrealized appreciation	12,692,965

Investments at value	143,262,952
Receivable for Fund shares sold	133,295
Receivable for securities sold	362,656
Dividends receivable	74,345
Tax reclaims receivable	12,239
Prepaid expenses (Note 7)	4

TOTAL ASSETS	143,845,491

LIABILITIES
Payable for securities purchased	706,813
Payable for Fund shares redeemed	279,260
Management fees payable (Note 5)	70,187
Deferred Trustees’ fees (Note 5)	181,952
Administrative fees payable (Note 5)	5,268
Payable to distributor (Note 5d)	1,468
Audit and tax services fees payable	55,197
Other accounts payable and accrued expenses	45,692

TOTAL LIABILITIES	1,345,837

NET ASSETS	$142,499,654

NET ASSETS CONSIST OF:
Paid-in capital	$129,854,219
Accumulated earnings	12,645,435

NET ASSETS	$142,499,654

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$24,652,758

Shares of beneficial interest	1,691,078

Net asset value and redemption price per share	$14.58

Offering price per share (100/94.25 of net asset value) (Note 1)	$15.47

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$397,287

Shares of beneficial interest	27,052

Net asset value and offering price per share	$14.69

Class N shares:
Net assets	$3,654,335

Shares of beneficial interest	277,313

Net asset value, offering and redemption price per share	$13.18

Class Y shares:
Net assets	$113,795,274

Shares of beneficial interest	8,658,790

Net asset value, offering and redemption price per share	$13.14

See accompanying notes to financial statements.

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Statement of Operations

For the Year Ended January 31, 2022

INVESTMENT INCOME
Dividends	$2,768,826
Non-cash dividends (Note 2b)	592,310 (a)
Less net foreign taxes withheld	(141,977)

3,219,159

Expenses
Management fees (Note 5)	924,147
Service and distribution fees (Note 5)	67,730
Administrative fees (Note 5)	52,488
Trustees’ fees and expenses (Note 5)	34,058
Transfer agent fees and expenses (Notes 5 and 6)	123,614
Audit and tax services fees	58,474
Custodian fees and expenses	85,190
Legal fees (Note 7)	3,141
Registration fees	83,891
Shareholder reporting expenses	29,822
Miscellaneous expenses	33,282

Total expenses	1,495,837
Less waiver and/or expense reimbursement (Note 5)	(320,642)

Net expenses	1,175,195

Net investment income	2,043,964

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	11,526,146
Foreign currency transactions (Note 2c)	(32,249)
Capital gain distributions received (Note 2)	303,023
Net change in unrealized appreciation (depreciation) on:
Investments	6,833,019
Foreign currency translations (Note 2c)	(1,346)

Net realized and unrealized gain on investments and foreign currency transactions	18,628,593

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,672,557

(a)	Includes a non-recurring stock dividend of $513,060.

See accompanying notes to financial statements.

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Statement of Changes in Net Assets

	Year Ended January 31, 2022	Year Ended January 31, 2021
FROM OPERATIONS:
Net investment income	$2,043,964	$1,439,317
Net realized gain (loss) on investments and foreign currency transactions	11,796,920	(4,282,183)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	6,831,673	(9,066,735)

Net increase (decrease) in net assets resulting from operations	20,672,557	(11,909,601)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,335,050)	(836,667)
Class C	(22,468)	(24,340)
Class N	(219,020)	(108,101)
Class Y	(6,003,624)	(2,427,151)

Total distributions	(7,580,162)	(3,396,259)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	53,972,152	(38,765,689)

Net increase (decrease) in net assets	67,064,547	(54,071,549)
NET ASSETS
Beginning of the year	75,435,107	129,506,656

End of the year	$142,499,654	$75,435,107

See accompanying notes to financial statements.

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Financial Highlights

For a share outstanding throughout each period.

	Class A
	Year Ended January 31, 2022		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018
Net asset value, beginning of the period	$12.48		$14.23	$14.62		$14.49	$15.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	(b)	0.17	0.22		0.25	0.24
Net realized and unrealized gain (loss)	2.68		(1.52)	1.61		1.07	(0.14)

Total from Investment Operations	2.90		(1.35)	1.83		1.32	0.10

LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)		(0.22)	(0.39)		(0.23)	(0.22)
Net realized capital gains	(0.33)		(0.18)	(1.83)		(0.96)	(1.23)

Total Distributions	(0.80)		(0.40)	(2.22)		(1.19)	(1.45)

Net asset value, end of the period	$14.58		$12.48	$14.23		$14.62	$14.49

Total return(c)(d)	23.39	%(b)	(8.94)%	13.18%		9.95%	0.49%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,653		$22,619	$33,864		$38,826	$41,189
Net expenses(e)	1.15%		1.15%	1.18	%(f)	1.25%	1.29	%(g)
Gross expenses	1.42%		1.55%	1.50%		1.45%	1.43%
Net investment income	1.51	%(b)	1.43%	1.46%		1.75%	1.49%
Portfolio turnover rate	84%		119%	107	%(h)	20%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 22.99% and the ratio of net investment income to average net assets would have been 1.14%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective June 1, 2019, the expense limit decreased from 1.25% to 1.15%.
(g)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.25%.
(h)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

11  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Year Ended January 31, 2022		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018
Net asset value, beginning of the period	$12.56		$14.32	$14.70		$14.54	$15.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	(b)	0.08	0.11		0.14	0.11
Net realized and unrealized gain (loss)	2.69		(1.53)	1.61		1.06	(0.12)

Total from Investment Operations	2.81		(1.45)	1.72		1.20	(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)		(0.13)	(0.27)		(0.08)	(0.09)
Net realized capital gains	(0.33)		(0.18)	(1.83)		(0.96)	(1.23)

Total Distributions	(0.68)		(0.31)	(2.10)		(1.04)	(1.32)

Net asset value, end of the period	$14.69		$12.56	$14.32		$14.70	$14.54

Total return(c)(d)	22.48	%(b)	(9.68)%	12.35%		9.03%	(0.21)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$397		$643	$1,391		$1,946	$4,472
Net expenses(e)	1.90%		1.90%	1.93	%(f)	2.00%	2.05	%(g)
Gross expenses	2.18%		2.30%	2.25%		2.20%	2.18%
Net investment income	0.84	%(b)	0.67%	0.71%		0.98%	0.71%
Portfolio turnover rate	84%		119%	107	%(h)	20%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07, total return would have been 21.99% and the ratio of net investment income to average net assets would have been 0.51%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective June 1, 2019, the expense limit decreased from 2.00% to 1.90%.
(g)	Effective July 1, 2017, the expense limit decreased from 2.10% to 2.00%.
(h)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

|  12

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Year Ended January 31, 2022		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018
Net asset value, beginning of the period	$11.35		$13.00	$13.54		$13.52	$14.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	(b)	0.17	0.24		0.27	0.26
Net realized and unrealized gain (loss)	2.43		(1.38)	1.48		0.98	(0.11)

Total from Investment Operations	2.67		(1.21)	1.72		1.25	0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)		(0.26)	(0.43)		(0.27)	(0.27)
Net realized capital gains	(0.33)		(0.18)	(1.83)		(0.96)	(1.23)

Total Distributions	(0.84)		(0.44)	(2.26)		(1.23)	(1.50)

Net asset value, end of the period	$13.18		$11.35	$13.00		$13.54	$13.52

Total return(c)	23.76	%(b)	(8.67)%	13.49%		10.22%	0.88%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,654		$2,810	$10,319		$6,830	$6,865
Net expenses(d)	0.85%		0.85%	0.88	%(e)	0.95%	0.97	%(f)
Gross expenses	1.10%		1.17%	1.09%		1.00%	1.01%
Net investment income	1.80	%(b)	1.55%	1.69%		2.07%	1.79%
Portfolio turnover rate	84%		119%	107	%(g)	20%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.19, total return would have been 23.30% and the ratio of net investment income to average net assets would have been 1.43%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective June 1, 2019, the expense limit decreased from 0.95% to 0.85%.
(f)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.95%.
(g)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

13  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Year Ended January 31, 2022		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018
Net asset value, beginning of the period	$11.32		$12.96	$13.50		$13.48	$14.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	(b)	0.18	0.24		0.27	0.25
Net realized and unrealized gain (loss)	2.42		(1.38)	1.47		0.98	(0.12)

Total from Investment Operations	2.65		(1.20)	1.71		1.25	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)		(0.26)	(0.42)		(0.27)	(0.26)
Net realized capital gains	(0.33)		(0.18)	(1.83)		(0.96)	(1.23)

Total Distributions	(0.83)		(0.44)	(2.25)		(1.23)	(1.49)

Net asset value, end of the period	$13.14		$11.32	$12.96		$13.50	$13.48

Total return(c)	23.67	%(b)	(8.68)%	13.48%		10.19%	0.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$113,795		$49,363	$83,933		$73,173	$88,954
Net expenses(d)	0.90%		0.90%	0.93	%(e)	1.00%	1.04	%(f)
Gross expenses	1.16%		1.30%	1.25%		1.20%	1.18%
Net investment income	1.70	%(b)	1.69%	1.72%		2.00%	1.71%
Portfolio turnover rate	84%		119%	107	%(g)	20%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 23.22% and the ratio of net investment income to average net assets would have been 1.27%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective June 1, 2019, the expense limit decreased from 1.00% to 0.90%.
(f)	Effective July 1, 2017, the expense limit decreased from 1.10% to 1.00%.
(g)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

|  14

Notes to Financial Statements

January 31, 2022

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to AEW Global Focused Real Estate Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.   Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as

15  |

Notes to Financial Statements (continued)

January 31, 2022

market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of January 31, 2022, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$46,916,340	32.9%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through January 31, 2022 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of January 31, 2022 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

|  16

Notes to Financial Statements (continued)

January 31, 2022

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, passive foreign investment company adjustments and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2022 and 2021 was as follows:

2022 Distributions			2021 Distributions
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$4,250,728	$3,329,434	$7,580,162	$1,844,382	$1,551,877	$3,396,259

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of January 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$76,293
Undistributed long-term capital gains	1,294,535

Total undistributed earnings	1,370,828

Unrealized appreciation	11,456,559

Total accumulated earnings	$12,827,387

Capital loss carryforward utilized in the current year	$5,521,462

17  |

Notes to Financial Statements (continued)

January 31, 2022

As of January 31, 2022, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$131,805,847

Gross tax appreciation	$15,762,806
Gross tax depreciation	(4,305,701)

Net tax appreciation	$11,457,105

The difference between these amounts and those reported in the components of distributable earnings, if any, is primarily attributable to foreign currency mark-to-market.

f.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of January 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the year ended January 31, 2022, the Fund did not loan securities under this agreement.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

|  18

Notes to Financial Statements (continued)

January 31, 2022

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,163,768	$—	$4,163,768
Belgium	—	2,011,879	—	2,011,879
France	—	2,269,622	—	2,269,622
Germany	—	6,447,313	—	6,447,313
Hong Kong	—	5,271,380	—	5,271,380
Japan	—	11,284,673	—	11,284,673
Netherlands	—	825,749	—	825,749
Singapore	511,305	2,908,817	—	3,420,122
Spain	—	1,871,524	—	1,871,524
Sweden	—	3,458,549	—	3,458,549
United Kingdom	434,311	6,403,066	—	6,837,377
All Other Common Stocks(a)	90,867,374	—	—	90,867,374

Total Common Stocks	91,812,990	46,916,340	—	138,729,330

Short-Term Investments	—	4,533,622	—	4,533,622

Total	$91,812,990	$51,449,962	$—	$143,262,952

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Purchases and Sales of Securities.  For the year ended January 31, 2022, purchases and sales of securities (excluding short-term investments) were $146,485,983 and $100,200,809, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until May 31, 2022, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the year ended January 31, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.15%	1.90%	0.85%	0.90%

AEW shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

19  |

Notes to Financial Statements (continued)

January 31, 2022

For the year ended January 31, 2022, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$924,147	$319,476	$604,671	0.75%	0.49%

[1]	Management fee waiver is subject to possible recovery until January 31, 2023.

No expenses were recovered during the year ended January 31, 2022 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the year ended January 31, 2022, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$62,510	$1,305	$3,915

c.  Administrative Fees.  Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the year ended January 31, 2022, the administrative fees were as follows:

Administrative Fees
$52,488

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

|  20

Notes to Financial Statements (continued)

January 31, 2022

For the year ended January 31, 2022, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $93,749.

As of January 31, 2022, the Fund owes Natixis Distribution $1,468 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended January 31, 2022 amounted to $274.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2022, each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $199,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through May 31, 2022 and is not subject to recovery under the expense limitation agreement described above.

For the year ended January 31, 2022, Natixis Advisors reimbursed the Fund $1,166 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the year ended January 31, 2022, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$26,763	$591	$1,166	$95,094

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is

21  |

Notes to Financial Statements (continued)

January 31, 2022

charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

Prior to April 8, 2021, the Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

For the year ended January 31, 2022, the Fund had no borrowings under this agreement.

8.  Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

The Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund’s service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2022, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
2	49.11%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	201,040	$2,900,542	232,954	$2,777,090
Issued in connection with the reinvestment of distributions	89,247	1,277,940	74,415	795,812
Redeemed	(411,729)	(5,895,101)	(874,660)	(10,653,558)

Net change	(121,442)	$(1,716,619)	(567,291)	$(7,080,656)

|  22

Notes to Financial Statements (continued)

January 31, 2022

10.  Capital Shares (continued).

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class C
Issued from the sale of shares	1,835	$26,991	7,610	$91,522
Issued in connection with the reinvestment of distributions	1,570	22,243	1,853	19,462
Redeemed	(27,559)	(399,944)	(55,421)	(637,394)

Net change	(24,154)	$(350,710)	(45,958)	$(526,410)

Class N
Issued from the sale of shares	81,546	$1,077,242	113,790	$1,210,785
Issued in connection with the reinvestment of distributions	15,973	207,673	10,445	103,053
Redeemed	(67,806)	(891,647)	(670,111)	(8,514,979)

Net change	29,713	$393,268	(545,876)	$(7,201,141)

Class Y
Issued from the sale of shares	6,183,128	$80,694,456	2,147,833	$22,067,789
Issued in connection with the reinvestment of distributions	442,616	5,801,104	244,026	2,363,363
Redeemed	(2,328,201)	(30,849,347)	(4,504,542)	(48,388,634)

Net change	4,297,543	$55,646,213	(2,112,683)	$(23,957,482)

Increase (decrease) from capital share transactions	4,181,660	$53,972,152	(3,271,808)	$(38,765,689)

11.  Subsequent Events.  Subsequent to January 31, 2022, Russia launched a large-scale invasion of Ukraine. The extent and duration of this military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

23  |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Natixis Funds Trust IV and Shareholders of AEW Global Focused Real Estate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AEW Global Focused Real Estate Fund (one of the funds constituting Natixis Funds Trust IV, referred to hereafter as the “Fund”) as of January 31, 2022, the related statement of operations for the year ended January 31, 2022, the statement of changes in net assets for each of the two years in the period ended January 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2022 and the financial highlights for each of the five years in the period ended January 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

March 22, 2022

We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.

|  24

2022 U.S. Tax Distribution Information to Shareholders (Unaudited)

Qualified Dividend Income.  For the fiscal year ended January 31, 2022, 19.33% of the ordinary income dividends paid by the Fund are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the Fund designates as a capital gain dividend the amounts reflected below for the fiscal year ended January 31, 2022:

$3,235,728 subject to a Long-Term capital gains tax rate of not greater than 20%, and $93,706 subject to a Long-Term capital gains tax rate of not greater than 25%.

Qualified Business Income Deduction.  For the fiscal year ended January 31, 2022, 21.85% of the ordinary income dividends paid by the Fund are eligible for the Qualified Business Income deduction.

25  |

Trustee and Officer Information

The tables below provide certain information regarding the Trustees and officers of Natixis Funds Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 888 Boylston Street, Suite 800, Boston, MA 02199-8197. The Fund’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Edmond J. English (1953)	Trustee since 2013 Chairperson of the Governance Committee and Contract Review Committee Member	Executive Chairman of Bob’s Discount Furniture (retail)	55 Director, Burlington Stores, Inc. (retail) and Director, Rue Gilt Groupe, Inc. (e-commerce retail)	Significant experience on the Board and on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)

Richard A. Goglia (1951)	Trustee since 2015 Contract Review Committee Member and Governance Committee Member	Retired	55 Formerly, Director of Triumph Group (aerospace industry)	Significant experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Chairperson of the Contract Review Committee	Retired	55 Director, Abt Associates Inc. (research and consulting); Director, The Hanover Insurance Group (property and casualty insurance); Formerly, Director, Eastern Bank (bank)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

Martin T. Meehan (1956)	Trustee since 2012 Audit Committee Member and Governance Committee Member	President, University of Massachusetts	55 None	Significant experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

|  26

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Maureen B. Mitchell (1951)	Trustee since 2017 Audit Committee Member and Governance Committee Member	Retired	55 Director, Sterling Bancorp (bank)	Experience on the Board; financial services industry and executive experience (including role as president of global sales and marketing at a financial services company)

James P. Palermo (1955)	Trustee since 2016 Audit Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); Partner, STEP Partners, LLC (private equity)	55 Director, FutureFuel.io (chemicals and biofuels)	Significant experience on the Board; financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

Erik R. Sirri (1958)	Chairperson of the Board of Trustees since January 2021 Trustee since 2009 Ex Officio member of the Audit Committee, Contract Review Committee and Governance Committee	Professor of Finance at Babson College	55 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2009 Audit Committee Member	Retired	55 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

27  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Kirk A. Sykes (1958)	Trustee since 2019 Contract Review Committee Member and Governance Committee Member	Managing Director of Accordia Partners, LLC (real estate development); President of Primary Corporation (real estate development); Managing Principal of Merrick Capital Partners (infrastructure finance)

55

Trustee, Eastern Bank (bank); Director, Apartment Investment and Management Company (real estate investment trust);

formerly Director, Ares Commercial Real Estate Corporation (real estate investment trust)

Experience on the Board and significant experience on the boards of other business organizations (including real estate companies and banks)

Cynthia L. Walker (1956)	Trustee since 2005 Chairperson of the Audit Committee	Retired; Formerly, Deputy Dean for Finance and Administration, Yale University School of Medicine	55 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

INTERESTED TRUSTEES

Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Chairman of the Board of Directors, Loomis, Sayles & Company, L.P.	55 None	Significant experience on the Board; continuing service as President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, Natixis Advisors, LLC and Natixis Distribution, LLC	55 None	Significant experience on the Board; experience as President and Chief Executive Officer of Natixis Advisors, LLC and Natixis Distribution, LLC

[1]	Each Trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.

[2]

The Trustees of the Trust serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Natixis ETF Trust and Natixis ETF Trust II (collectively, the “Fund Complex”).

[3]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer, Natixis Advisors, LLC and Natixis Distribution, LLC.

|  28

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since 2004	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC

Natalie R. Wagner (1979)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer Chief Legal Officer	Since May 2021 Since July 2021	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; Formerly, Vice President, Head of Corporate Compliance, Global Atlantic Financial Group

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, LLC, Natixis Advisors, LLC or Loomis, Sayles & Company, L.P. are omitted, if not materially different from an officer’s current position with such entity.

29  |

Annual Report

January 31, 2022

Natixis Sustainable Future 2015 Fund®

Natixis Sustainable Future 2020 Fund®

Natixis Sustainable Future 2025 Fund®

Natixis Sustainable Future 2030 Fund®

Natixis Sustainable Future 2035 Fund®

Natixis Sustainable Future 2040 Fund®

Natixis Sustainable Future 2045 Fund®

Natixis Sustainable Future 2050 Fund®

Natixis Sustainable Future 2055 Fund®

Natixis Sustainable Future 2060 Fund®

Natixis Sustainable Future 2065 Fund®

NATIXIS SUSTAINABLE FUTURE FUNDS®

Managers	Symbols

Natixis Advisors, LLC*

AIA U.S. Large Cap Value ESG Segment

AIA U.S. Small/Mid Cap ESG Segment

AIA International Developed Markets Equity ESG Segment

Natixis Investment Managers Solutions, a division of Natixis Advisors, LLC

Harris Associates Large Cap Value Segment

Harris Associates L.P.**

Loomis Sayles All Cap Growth Segment

Loomis Sayles Core Fixed Income Segment

Loomis Sayles Inflation Protected Securities Fund***

Loomis Sayles Limited Term Government and Agency Fund***

Loomis, Sayles & Company, L.P.**

Mirova US Climate Ambition Equity Segment

Mirova Global Green Bond Fund***

Mirova International Sustainable Equity Fund***

Mirova US LLC**

WCM Focused International Growth Fund

WCM Focused Emerging Markets Fund

WCM Investment Management

2015 Fund    Class N    NSFBX

2020 Fund    Class N    NSFDX

2025 Fund    Class N    NSFEX

2030 Fund    Class N    NSFFX

2035 Fund    Class N    NSFGX

2040 Fund    Class N    NSFHX

2045 Fund    Class N    NSFJX

2050 Fund    Class N    NSFKX

2055 Fund    Class N    NSFLX

2060 Fund    Class N    NSFMX

2065 Fund    Class N    NSFOX

*

Natixis Advisors, LLC is responsible for determining each Fund’s available underlying funds and separately managed segments, determining each Fund’s glide path and target allocations and supervising the activities of each Fund’s subadvisers.

**	Subadviser

***	Affiliated mutual fund

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation.

Market Conditions

The fiscal year ending January 31, 2022 was another very strong 12-month period for most global equity markets given macroeconomic stabilization and improvement driven by a relaxation of pandemic mitigation policies. Additional fiscal stimulus helped investors digest concerns surrounding the outlook for inflation, labor market imbalances, and rising interest rates. Equity markets were strong from the beginning of the period through August 2021, but have since experienced more volatility, vacillating between strong positive and negative return months generally due to a growing list of investor concerns including new Covid-19 variants, the outlook for inflation and uncertainty surrounding fiscal and monetary policy. The US Federal Reserve (Fed) shifted to a more hawkish policy stance towards the end of 2021, responding to price pressures that showed no signs of easing, after maintaining its view that rising inflation was “transitory” through the middle part of the year. In November, the Fed announced that it would begin tapering the bond-buying program known as quantitative easing, and it started preparing the markets for the likelihood of rising interest rates in 2022.

For the 12-month period overall, US equity markets outperformed international developed equity markets, and emerging market equity trailed both US and international developed, posting negative returns for the period. Value stocks generally outperformed growth stocks, while large-capitalization stocks generally outperformed small- and mid-capitalization stocks. Global fixed income markets were generally negative for the period, with higher quality segments of the market underperforming due to inflation expectations and the potential for rising rates. US Treasury Inflation Protected Securities (TIPS) posted positive returns for the period, as did the US high yield market.

1  |

Performance Results

For the 12-month period ending January 31, 2022, the Natixis Sustainable Future Funds® (excluding the 2065 Fund) posted returns ranging from 5.04% for the shortest-dated 2015 Fund to 11.72% for the 2060 Fund. Relative to the Funds’ respective S&P Target Date benchmarks, the 2015 and 2020 Funds outperformed while the remaining Funds underperformed to varying degrees. For the partial period since the 2065 Fund’s December 15, 2021 inception, through January 31, 2022, the Fund slightly underperformed its S&P Target Date benchmark.

Fund Name	Fund Performance as of 1/31/2022		Benchmark	Benchmark Performance as of 1/31/2022
Natixis Sustainable Future 2015 Fund	5.04%		S&P Target Date 2015® Index[1]	4.85%
Natixis Sustainable Future 2020 Fund	6.35		S&P Target Date 2020® Index[1]	5.31
Natixis Sustainable Future 2025 Fund	6.84		S&P Target Date 2025® Index[1]	6.87
Natixis Sustainable Future 2030 Fund	8.30		S&P Target Date 2030® Index[1]	8.33
Natixis Sustainable Future 2035 Fund	9.85		S&P Target Date 2035® Index[1]	10.07
Natixis Sustainable Future 2040 Fund	10.49		S&P Target Date 2040® Index[1]	11.25
Natixis Sustainable Future 2045 Fund	11.36		S&P Target Date 2045® Index[1]	11.99
Natixis Sustainable Future 2050 Fund	11.40		S&P Target Date 2050® Index[1]	12.33
Natixis Sustainable Future 2055 Fund	11.33		S&P Target Date 2055® Index[1]	12.50
Natixis Sustainable Future 2060 Fund	11.72		S&P Target Date 2060® Index[1]	12.34
Natixis Sustainable Future 2065 Fund	-3.66	[2]	S&P Target Date 2065+® Index[1]	-3.05	[2]

[1]

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

[2]	For the period from December 15, 2021 to January 31, 2022.

Explanation of Fund Performance

The Funds follow a “sustainable investing approach” that aims to allocate their assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Funds’ multi-disciplinary structure, the advisers or subadvisers to their segments and underlying funds may consider material ESG factors differently in their investment processes.

For the 12-month period ending January 31, 2022, the Funds’ equity allocations posted positive absolute returns overall and contributed to the Funds’ performance, while the fixed income allocations posted negative returns overall and detracted from the Funds’ performance.

While the Funds are managed to our internal asset allocation glide path (the Fund’s targeted mix of equity and fixed income allocations, which becomes more conservative over time as the target retirement date nears) rather than to the S&P Target Date benchmarks, we like to understand how the Funds’ performance compares to these peer-based benchmarks and why. During the 12-month period, asset allocation had a positive effect on performance relative to the S&P Target Date benchmarks. More specifically, relative performance was aided by an overweight to US Equity, a moderate underweight to Emerging Markets Equity, and underweights to US Investment Grade Fixed Income and Short-Term Fixed Income. However, the Funds’ International Investment Grade Fixed Income allocation detracted from relative results.

On the other hand, manager selection had a negative impact overall on relative performance, given the underperformance of certain underlying strategies compared to their respective asset class benchmarks. This was primarily driven by underperformance of the Mirova US Climate Ambition Equity and the Loomis Sayles All Cap Growth segments within the US Equity allocation and the Mirova International Sustainable Equity Fund within International Developed Equity. The Harris Large Cap Value segment was a strong relative contributor within US Equity for the period, as value stocks generally outperformed growth stocks and the strategy outperformed its benchmark. Manager selection effect within the Fixed Income allocation was relatively muted given that those segments performed relatively in line with their respective benchmarks.

|  2

NATIXIS SUSTAINABLE FUTURE FUNDS®

From its December 15, 2021 inception through the fiscal year-end, January 31, 2022, the 2065 Fund underperformed the S&P Target Date 2065+® Index due to underperformance from certain segments, particularly the Mirova International Sustainable Equity, WCM Focused International Growth and WCM Focused Emerging Markets Funds.

Portfolio Positioning

Over the course of the 12-month period ending January 31, 2022, the Funds were managed to maintain neutral positioning relative to the asset class, sub-asset class and segment-level targets of our internal glide path and did not deviate significantly from these targets at any point. This is generally expected given that the Funds are managed to these targets on a continual basis and the team does not make tactical allocation decisions. There were no changes to the glide path or the lineup of underlying strategies during the period.

Outlook

As we continue into 2022, uncertainty remains about Covid-19, and policies are uneven around the globe in terms of restrictions and reopening. Issues with the global supply chain and labor shortages persist, and investors are likely to continue to be faced with the potential for inflation and rising interest rates. Stretched equity market valuations and low bond yields, combined with the potential for rising rates, will likely continue to cause investor anxiety until there is more visibility on the persistence of inflation. We expect market volatility may remain elevated as we move through the first half of 2022.

As we continue to navigate a global pandemic and potentially volatile environment, we encourage you to maintain a long-term perspective when it comes to your investments.

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares

February 28, 2017 (inception) through January 31, 20222

See notes to chart on page 19.

3  |

Asset Allocation as of January 31, 2022*

% of Net Assets
Equity	39.40%
AIA International Developed Markets Equity ESG Segment	3.81
AIA U.S. Large Cap Value ESG Segment	3.51
AIA U.S. Small/Mid Cap ESG Segment	5.37
Harris Associates Large Cap Value Segment	6.71
Loomis Sayles All Cap Growth Segment	6.39
Mirova US Climate Ambition Equity Segment	5.28
Mirova International Sustainable Equity Fund	3.65
WCM Focused Emerging Markets Fund	1.11
WCM Focused International Growth Fund	3.57
Fixed Income	58.53
Loomis Sayles Core Fixed Income Segment	21.36
Loomis Sayles Inflation Protected Securities Fund	14.13
Loomis Sayles Limited Term Government and Agency Fund	12.25
Mirova Global Green Bond Fund	10.79
Cash	2.07

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20222

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	5.04%[4]	8.37%	2.87%	0.55%

Comparative Performance
S&P Target Date 2015® Index[1]	4.85	6.88

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

|  4

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2020 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares

February 28, 2017 (inception) through January 31, 20222

See notes to chart on page 19.

Asset Allocation as of January 31, 2022*

% of Net Assets
Equity	49.21%
AIA International Developed Markets Equity ESG Segment	4.35
AIA U.S. Large Cap Value ESG Segment	4.25
AIA U.S. Small/Mid Cap ESG Segment	6.83
Harris Associates Large Cap Value Segment	8.22
Loomis Sayles All Cap Growth Segment	8.32
Mirova US Climate Ambition Equity Segment	6.69
Mirova International Sustainable Equity Fund	4.36
WCM Focused Emerging Markets Fund	1.77
WCM Focused International Growth Fund	4.42
Fixed Income	48.82
Loomis Sayles Core Fixed Income Segment	19.52
Loomis Sayles Inflation Protected Securities Fund	9.49
Loomis Sayles Limited Term Government and Agency Fund	10.17
Mirova Global Green Bond Fund	9.64
Cash	1.97

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

5  |

Average Annual Total Returns — January 31, 20222

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	6.35%	9.29%	3.66%	0.55%

Comparative Performance
S&P Target Date 2020® Index[1]	5.31	7.26

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares

February 28, 2017 (inception) through January 31, 20222

See notes to chart on page 19.

|  6

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Asset Allocation as of January 31, 2022*

% of Net Assets
Equity	57.34%
AIA International Developed Markets Equity ESG Segment	5.26
AIA U.S. Large Cap Value ESG Segment	4.84
AIA U.S. Small/Mid Cap ESG Segment	7.79
Harris Associates Large Cap Value Segment	9.35
Loomis Sayles All Cap Growth Segment	9.44
Mirova US Climate Ambition Equity Segment	7.61
Mirova International Sustainable Equity Fund	5.14
WCM Focused Emerging Markets Fund	2.75
WCM Focused International Growth Fund	5.16
Fixed Income	40.69
Loomis Sayles Core Fixed Income Segment	17.81
Loomis Sayles Inflation Protected Securities Fund	6.18
Loomis Sayles Limited Term Government and Agency Fund	8.37
Mirova Global Green Bond Fund	8.33
Cash	1.97

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20222

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	6.84%	9.68%	2.80%	0.56%

Comparative Performance
S&P Target Date 2025® Index[1]	6.87	8.20

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

7  |

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares

February 28, 2017 (inception) through January 31, 20222

See notes to chart on page 19.

Asset Allocation as of January 31, 2022*

% of Net Assets
Equity	66.27%
AIA International Developed Markets Equity ESG Segment	6.11
AIA U.S. Large Cap Value ESG Segment	5.53
AIA U.S. Small/Mid Cap ESG Segment	8.96
Harris Associates Large Cap Value Segment	10.72
Loomis Sayles All Cap Growth Segment	10.92
Mirova US Climate Ambition Equity Segment	8.74
Mirova International Sustainable Equity Fund	6.13
WCM Focused Emerging Markets Fund	2.99
WCM Focused International Growth Fund	6.17
Fixed Income	31.76
Loomis Sayles Core Fixed Income Segment	14.73
Loomis Sayles Inflation Protected Securities Fund	5.06
Loomis Sayles Limited Term Government and Agency Fund	5.28
Mirova Global Green Bond Fund	6.69
Cash	1.97

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

|  8

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Average Annual Total Returns — January 31, 20222

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	8.30%	10.72%	2.68%	0.57%

Comparative Performance
S&P Target Date 2030® Index[1]	8.33	9.03

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares

February 28, 2017 (inception) through January 31, 20222

See notes to chart on page 19.

9  |

Asset Allocation as of January 31, 2022*

% of Net Assets
Equity	73.74%
AIA International Developed Markets Equity ESG Segment	6.81
AIA U.S. Large Cap Value ESG Segment	6.37
AIA U.S. Small/Mid Cap ESG Segment	9.97
Harris Associates Large Cap Value Segment	12.22
Loomis Sayles All Cap Growth Segment	12.08
Mirova US Climate Ambition Equity Segment	9.80
Mirova International Sustainable Equity Fund	6.61
WCM Focused Emerging Markets Fund	3.38
WCM Focused International Growth Fund	6.50
Fixed Income	24.21
Loomis Sayles Core Fixed Income Segment	10.68
Loomis Sayles Inflation Protected Securities Fund	4.36
Loomis Sayles Limited Term Government and Agency Fund	4.05
Mirova Global Green Bond Fund	5.12
Cash	2.05

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20222

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	9.85%	11.64%	2.85%	0.58%

Comparative Performance
S&P Target Date 2035® Index[1]	10.07	9.92

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

|  10

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2040 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares

February 28, 2017 (inception) through January 31, 20222

See notes to chart on page 19.

Asset Allocation as of January 31, 2022*

% of Net Assets
Equity	82.27%
AIA International Developed Markets Equity ESG Segment	7.46
AIA U.S. Large Cap Value ESG Segment	6.99
AIA U.S. Small/Mid Cap ESG Segment	11.15
Harris Associates Large Cap Value Segment	13.53
Loomis Sayles All Cap Growth Segment	13.68
Mirova US Climate Ambition Equity Segment	10.98
Mirova International Sustainable Equity Fund	7.31
WCM Focused Emerging Markets Fund	3.85
WCM Focused International Growth Fund	7.32
Fixed Income	15.77
Loomis Sayles Core Fixed Income Segment	6.67
Loomis Sayles Inflation Protected Securities Fund	2.90
Loomis Sayles Limited Term Government and Agency Fund	2.37
Mirova Global Green Bond Fund	3.83
Cash	1.96

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

11  |

Average Annual Total Returns — January 31, 20222

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	10.49%	12.22%	3.18%	0.59%

Comparative Performance
S&P Target Date 2040® Index[1]	11.25	10.53

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares

February 28, 2017 (inception) through January 31, 20222

See notes to chart on page 19.

|  12

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Asset Allocation as of January 31, 2022*

% of Net Assets
Equity	87.95%
AIA International Developed Markets Equity ESG Segment	8.21
AIA U.S. Large Cap Value ESG Segment	7.37
AIA U.S. Small/Mid Cap ESG Segment	11.67
Harris Associates Large Cap Value Segment	14.24
Loomis Sayles All Cap Growth Segment	14.21
Mirova US Climate Ambition Equity Segment	11.45
Mirova International Sustainable Equity Fund	8.19
WCM Focused Emerging Markets Fund	4.34
WCM Focused International Growth Fund	8.27
Fixed Income	10.04
Loomis Sayles Core Fixed Income Segment	4.39
Loomis Sayles Inflation Protected Securities Fund	2.10
Loomis Sayles Limited Term Government and Agency Fund	1.64
Mirova Global Green Bond Fund	1.91
Cash	2.01

* Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20222

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	11.36%	12.71%	3.42%	0.59%

Comparative Performance
S&P Target Date 2045® Index[1]	11.99	10.88

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

13  |

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares

February 28, 2017 (inception) through January 31, 20222

See notes to chart on page 19.

Asset Allocation as of January 31, 2022*

% of Net Assets
Equity	91.91%
AIA International Developed Markets Equity ESG Segment	9.03
AIA U.S. Large Cap Value ESG Segment	7.66
AIA U.S. Small/Mid Cap ESG Segment	11.90
Harris Associates Large Cap Value Segment	14.74
Loomis Sayles All Cap Growth Segment	14.41
Mirova US Climate Ambition Equity Segment	11.66
Mirova International Sustainable Equity Fund	8.79
WCM Focused Emerging Markets Fund	4.83
WCM Focused International Growth Fund	8.89
Fixed Income	6.00
Loomis Sayles Core Fixed Income Segment	4.46
Loomis Sayles Inflation Protected Securities Fund	0.00
Loomis Sayles Limited Term Government and Agency Fund	0.00
Mirova Global Green Bond Fund	1.54
Cash	2.09

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

|  14

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Average Annual Total Returns — January 31, 20222

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	11.40%	12.88%	3.79%	0.60%

Comparative Performance
S&P Target Date 2050® Index[1]	12.33	11.08

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares

February 28, 2017 (inception) through January 31, 20222

See notes to chart on page 19.

15  |

Asset Allocation as of January 31, 2022*

% of Net Assets
Equity	92.34%
AIA International Developed Markets Equity ESG Segment	9.07
AIA U.S. Large Cap Value ESG Segment	7.57
AIA U.S. Small/Mid Cap ESG Segment	12.04
Harris Associates Large Cap Value Segment	14.57
Loomis Sayles All Cap Growth Segment	14.60
Mirova US Climate Ambition Equity Segment	11.77
Mirova International Sustainable Equity Fund	8.86
WCM Focused Emerging Markets Fund	4.90
WCM Focused International Growth Fund	8.96
Fixed Income	5.61
Loomis Sayles Core Fixed Income Segment	4.07
Loomis Sayles Inflation Protected Securities Fund	0.00
Loomis Sayles Limited Term Government and Agency Fund	0.00
Mirova Global Green Bond Fund	1.54
Cash	2.05

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns — January 31, 20222

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	11.33%	12.77%	4.27%	0.60%

Comparative Performance
S&P Target Date 2055® Index[1]	12.50	11.16

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

|  16

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2060 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares

February 28, 2017 (inception) through January 31, 20222

See notes to chart on page 19.

Asset Allocation as of January 31, 2022*

% of Net Assets
Equity	92.39%
AIA International Developed Markets Equity ESG Segment	9.07
AIA U.S. Large Cap Value ESG Segment	7.47
AIA U.S. Small/Mid Cap ESG Segment	12.00
Harris Associates Large Cap Value Segment	14.44
Loomis Sayles All Cap Growth Segment	14.59
Mirova US Climate Ambition Equity Segment	11.73
Mirova International Sustainable Equity Fund	9.03
WCM Focused Emerging Markets Fund	4.94
WCM Focused International Growth Fund	9.12
Fixed Income	5.47
Loomis Sayles Core Fixed Income Segment	3.97
Loomis Sayles Inflation Protected Securities Fund	0.00
Loomis Sayles Limited Term Government and Agency Fund	0.00
Mirova Global Green Bond Fund	1.50
Cash	2.14

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

17  |

Average Annual Total Returns – January 31, 20222

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	11.72%	13.07%	5.05%	0.60%

Comparative Performance
S&P Target Date 2060+® Index[1]	12.34	11.29

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 19.

NATIXIS SUSTAINABLE FUTURE 2065 FUND

Asset Allocation as of January 31, 2022*

% of Net Assets
Equity	92.33%
AIA International Developed Markets Equity ESG Segment	9.39
AIA U.S. Large Cap Value ESG Segment	7.86
AIA U.S. Small/Mid Cap ESG Segment	12.01
Harris Associates Large Cap Value Segment	15.34
Loomis Sayles All Cap Growth Segment	13.71
Mirova US Climate Ambition Equity Segment	11.73
Mirova International Sustainable Equity Fund	8.75
WCM Focused Emerging Markets Fund	4.96
WCM Focused International Growth Fund	8.58
Fixed Income	5.60
Loomis Sayles Core Fixed Income Segment	4.06
Loomis Sayles Inflation Protected Securities Fund	0.00
Loomis Sayles Limited Term Government and Agency Fund	0.00
Mirova Global Green Bond Fund	1.54
Cash	2.07

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

|  18

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2065 FUND

Total Returns – January 31, 20222

		Expense Ratios[3]

	Life of Fund	Gross	Net

Class N (Inception 12/15/2021)
NAV	-3.66%	6.32%	0.60%

Comparative Performance
S&P Target Date 2065+® Index[1]	-3.05

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report and include the expenses of the underlying funds in which the Fund invests. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/22 (5/31/23 for Natixis Sustainable Future 2065 Fund). When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

4

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

19  |

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

|  20

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2021 through January 31, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SUSTAINABLE FUTURE 2015 FUND	BEGINNING ACCOUNT VALUE 8/1/2021	ENDING ACCOUNT VALUE 1/31/2022	EXPENSES PAID DURING PERIOD* 8/1/2021 – 1/31/2022**
Class N
Actual	$1,000.00	$975.80	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.28%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

**

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes. Amounts expressed in the table include the effect of such adjustments.

NATIXIS SUSTAINABLE FUTURE 2020 FUND	BEGINNING ACCOUNT VALUE 8/1/2021	ENDING ACCOUNT VALUE 1/31/2022	EXPENSES PAID DURING PERIOD* 8/1/2021 – 1/31/2022
Class N
Actual	$1,000.00	$973.50	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.29%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2025 FUND	BEGINNING ACCOUNT VALUE 8/1/2021	ENDING ACCOUNT VALUE 1/31/2022	EXPENSES PAID DURING PERIOD* 8/1/2021 – 1/31/2022
Class N
Actual	$1,000.00	$973.50	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.30%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

21  |

NATIXIS SUSTAINABLE FUTURE 2030 FUND	BEGINNING ACCOUNT VALUE 8/1/2021	ENDING ACCOUNT VALUE 1/31/2022	EXPENSES PAID DURING PERIOD* 8/1/2021 – 1/31/2022
Class N
Actual	$1,000.00	$973.90	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.31%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2035 FUND	BEGINNING ACCOUNT VALUE 8/1/2021	ENDING ACCOUNT VALUE 1/31/2022	EXPENSES PAID DURING PERIOD* 8/1/2021 – 1/31/2022
Class N
Actual	$1,000.00	$974.60	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.34%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2040 FUND	BEGINNING ACCOUNT VALUE 8/1/2021	ENDING ACCOUNT VALUE 1/31/2022	EXPENSES PAID DURING PERIOD* 8/1/2021 – 1/31/2022
Class N
Actual	$1,000.00	$974.70	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.34%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2045 FUND	BEGINNING ACCOUNT VALUE 8/1/2021	ENDING ACCOUNT VALUE 1/31/2022	EXPENSES PAID DURING PERIOD* 8/1/2021 – 1/31/2022
Class N
Actual	$1,000.00	$972.50	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.34%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2050 FUND	BEGINNING ACCOUNT VALUE 8/1/2021	ENDING ACCOUNT VALUE 1/31/2022	EXPENSES PAID DURING PERIOD* 8/1/2021 – 1/31/2022
Class N
Actual	$1,000.00	$970.80	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.35%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

|  22

NATIXIS SUSTAINABLE FUTURE 2055 FUND	BEGINNING ACCOUNT VALUE 8/1/2021	ENDING ACCOUNT VALUE 1/31/2022	EXPENSES PAID DURING PERIOD* 8/1/2021 – 1/31/2022
Class N
Actual	$1,000.00	$970.50	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.34%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2060 FUND	BEGINNING ACCOUNT VALUE 8/1/2021	ENDING ACCOUNT VALUE 1/31/2022	EXPENSES PAID DURING PERIOD* 8/1/2021 – 1/31/2022
Class N
Actual	$1,000.00	$970.60	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.36%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2065 FUND	BEGINNING ACCOUNT VALUE 8/1/2021[1]	ENDING ACCOUNT VALUE 1/31/2022	EXPENSES PAID DURING PERIOD 8/1/2021[1] – 1/31/2022
Class N
Actual	$1,000.00	$963.40	$0.43	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	*

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.34%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

[1]

Fund commenced operations on December 15, 2021. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.34% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (47), divided by 365 (to reflect the partial period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

23  |

BOARD APPROVAL OF THE INITIAL ADVISORY AND SUB-ADVISORY AGREEMENTS FOR THE NATIXIS SUSTAINABLE FUTURE 2065 FUND

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees of the Trust (the “Board”) and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, initially approve any new investment advisory and sub-advisory agreements for a registered investment company, including a newly formed fund such as the Natixis Sustainable Future 2065 Fund (the “Fund”). The Trustees, including the Independent Trustees, unanimously approved, for an initial two-year term, the proposed investment advisory and sub-advisory agreements (together, the “Agreements”) for the Fund at a meeting held on September 9, 2021.

In connection with this review, Fund management and other representatives of the Fund’s adviser, Natixis Advisors, LLC (the “Adviser”), provided to the Trustees materials including, among other items, information regarding (i) the Fund’s investment objective, strategies and risks, (ii) the proposed advisory fees and other expenses to be charged to the Fund, including information comparing the Fund’s expenses to those of peer groups and categories of funds and information on fees charged to other funds advised by the Adviser and the proposed expense cap, (iii) the size, education and experience of the investment staff of the Adviser and the Fund’s sub-advisers (the “Subadvisers”), and the investment strategies proposed to be used in managing the Fund, (iv) proposed arrangements for the distribution of the Fund’s shares, (v) information about the Adviser’s and Subadvisers’ performance, the performance of the other Natixis Sustainable Future Funds and the performance of the other mutual funds in which the Fund was expected to invest, and (vi) the general economic outlook with particular emphasis on the mutual fund industry.

The Trustees also considered the fact that they oversee other funds advised by the Adviser, including other Sustainable Future Funds, as well as information about the Adviser they had received in connection with their oversight of those other funds. Because the Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to Fund performance, was not available, and therefore could not be considered by the Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.

In considering whether to initially approve the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below:

The nature, extent and quality of the services to be provided to the Fund under the Agreements. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser, the Subadvisers and the Adviser’s affiliates to the Fund, and the resources to be dedicated to the Fund by the Adviser, the Subadvisers and the Adviser’s affiliates. The Trustees considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the same family of mutual funds. In this regard, the Trustees considered not only the advisory and sub-advisory services proposed to be provided by the Adviser and the Subadvisers to the Fund, but also the monitoring and oversight services proposed to be provided by the Adviser. They also considered the administrative and shareholder services proposed to be provided by the Adviser and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the scope of the services to be provided to the Fund under the Agreements seemed consistent with the Fund’s operational requirements, and that the Adviser and the Subadvisers had the capabilities, resources and personnel necessary to provide the advisory and sub-advisory services that would be required by the Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Agreements supported approval of the Agreements.

Investment performance of the Fund, the Adviser and the Subadvisers. Because the Fund had not yet commenced operations, performance information for the Fund was not considered; however, the Board considered the performance of other funds and accounts managed by the Adviser and Subadvisers, including the other Sustainable Future Funds, and the performance of the other mutual funds in which the Fund was expected to invest.

The Trustees also considered the Adviser’s and the Subadvisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that these relevant factors supported approval of the Agreements.

|  24

The costs of the services to be provided by the Adviser and the profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. Although the Fund had not yet commenced operations at the time of the Trustees’ review of the Agreements, the Trustees reviewed information comparing the proposed advisory and sub-advisory fees and estimated total expenses of the Fund’s share classes with the fees and expenses of comparable share classes of comparable funds identified by the Adviser, including information about how those funds were selected and information about differences in such fees. In evaluating the Fund’s proposed advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees also noted that the Fund would have an expense cap in place. In addition, the Trustees considered information regarding the administrative and distribution fees to be paid by the Fund to the Adviser’s affiliates and the fact that the Fund will invest in affiliated mutual funds.

Because the Fund had not yet commenced operations, historical profitability information with respect to the Fund was not considered. However, the Trustees noted the information provided in court cases in which adviser profitability was an issue, the estimated expense level of the Fund, and that the Fund would be subject to an expense cap.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory and sub-advisory fees and expenses proposed to be charged to the Fund were fair and reasonable, and supported the approval of the Agreements.

Economies of scale. The Trustees considered the extent to which the Adviser and the Subadvisers may realize economies of scale in the provision of services, and whether those economies could be shared with the Fund through breakpoints in its investment advisory and sub-advisory fees or other means, such as expense caps. The Trustees noted that the Fund will be subject to an expense cap. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the extent to which economies of scale might be shared with the Fund supported the approval of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The compliance-related resources the Adviser, the Subadvisers and the Adviser’s affiliates would provide to the Fund.

•

The nature, quality, cost and extent of administrative and shareholder services to be performed by the Adviser and its affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, the benefits to the Adviser of being able to offer an additional “target date” fund and another fund that focuses on environmental, social and governance factors in the Natixis family of funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of the Adviser from the retention of the Adviser and Subadvisers and from the Fund investing in affiliated mutual funds, which will result in additional fees paid to the Adviser’s affiliates. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreements should be approved.

25  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 27.4% of Net Assets
	Aerospace & Defense — 0.5%
9	Axon Enterprise, Inc.(a)	$1,259
69	Boeing Co. (The)(a)	13,817
15	General Dynamics Corp.	3,182
1	L3Harris Technologies, Inc.	209
2	Lockheed Martin Corp.	778
14	Moog, Inc., Class A	1,067
27	Raytheon Technologies Corp.	2,435

		22,747

	Air Freight & Logistics — 0.2%
43	Expeditors International of Washington, Inc.	4,923
3	FedEx Corp.	738
16	GXO Logistics, Inc.(a)	1,299
17	United Parcel Service, Inc., Class B	3,437

		10,397

	Airlines — 0.1%
41	Delta Air Lines, Inc.(a)	1,627
122	JetBlue Airways Corp.(a)	1,785

		3,412

	Auto Components — 0.2%
3	Aptiv PLC(a)	410
92	BorgWarner, Inc.	4,034
82	Dana, Inc.	1,776
10	Visteon Corp.(a)	1,015

		7,235

	Automobiles — 0.3%
50	Ford Motor Co.	1,015
95	General Motors Co.(a)	5,009
6	Tesla, Inc.(a)	5,620
11	Thor Industries, Inc.	1,041

		12,685

	Banks — 1.6%
64	Ameris Bancorp	3,156
52	Bancorp, Inc. (The)(a)	1,551
165	Bank of America Corp.	7,613
57	Cadence Bank	1,777
150	Citigroup, Inc.	9,768
60	Citizens Financial Group, Inc.	3,088
30	Cullen/Frost Bankers, Inc.	4,230
20	Fifth Third Bancorp	893
289	FNB Corp.	3,734
201	Fulton Financial Corp.	3,608
127	Huntington Bancshares, Inc.	1,913
50	International Bancshares Corp.	2,101
9	JPMorgan Chase & Co.	1,337
139	KeyCorp	3,483
12	M&T Bank Corp.	2,033
9	PNC Financial Services Group, Inc. (The)	1,854
82	Regions Financial Corp.	1,881
76	Truist Financial Corp.	4,774
78	Trustmark Corp.	2,541
41	U.S. Bancorp	2,386
52	Webster Financial Corp.	2,954
129	Wells Fargo & Co.	6,940
23	Wintrust Financial Corp.	2,256

		75,871

	Beverages — 0.8%
59	Coca-Cola Co. (The)	3,600
27	Constellation Brands, Inc., Class A	6,419
344	Keurig Dr Pepper, Inc.	13,055
	Beverages — continued
138	Monster Beverage Corp.(a)	11,967
18	PepsiCo, Inc.	3,123

		38,164

	Biotechnology — 0.9%
23	AbbVie, Inc.	3,148
49	Alnylam Pharmaceuticals, Inc.(a)	6,742
11	Amgen, Inc.	2,499
17	Arrowhead Pharmaceuticals, Inc.(a)	897
3	Biogen, Inc.(a)	678
40	BioMarin Pharmaceutical, Inc.(a)	3,545
51	CRISPR Therapeutics AG(a)	3,251
9	Ligand Pharmaceuticals, Inc.(a)	1,122
14	Moderna, Inc.(a)	2,371
15	Neurocrine Biosciences, Inc.(a)	1,185
25	Regeneron Pharmaceuticals, Inc.(a)	15,215

		40,653

	Building Products — 0.2%
24	Builders FirstSource, Inc.(a)	1,632
9	Carlisle Cos., Inc.	2,011
12	Carrier Global Corp.	572
11	Johnson Controls International PLC	799
9	Lennox International, Inc.	2,553
27	Owens Corning	2,395
18	Trex Co., Inc.(a)	1,646

		11,608

	Capital Markets — 1.7%
3	Ameriprise Financial, Inc.	913
136	Bank of New York Mellon Corp. (The)	8,059
2	BlackRock, Inc.	1,646
165	Charles Schwab Corp. (The)	14,470
5	CME Group, Inc.	1,148
14	FactSet Research Systems, Inc.	5,906
21	Goldman Sachs Group, Inc. (The)	7,448
53	Intercontinental Exchange, Inc.	6,713
40	Janus Henderson Group PLC	1,476
55	KKR & Co., Inc.	3,914
7	Moody’s Corp.	2,401
13	Morgan Stanley	1,333
10	MSCI, Inc.	5,361
18	Northern Trust Corp.	2,100
1	S&P Global, Inc.	415
75	SEI Investments Co.	4,396
91	State Street Corp.	8,600
2	T. Rowe Price Group, Inc.	309
8	Virtus Investment Partners, Inc.	2,093

		78,701

	Chemicals — 0.3%
58	Dow, Inc.	3,464
9	DuPont de Nemours, Inc.	689
3	Ecolab, Inc.	568
24	HB Fuller Co.	1,723
15	Innospec, Inc.	1,394
4	International Flavors & Fragrances, Inc.	528
6	Linde PLC	1,912
18	Minerals Technologies, Inc.	1,259
3	PPG Industries, Inc.	469
3	Sherwin-Williams Co. (The)	860
12	Stepan Co.	1,322

		14,188

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — 0.1%
12	MSA Safety, Inc.	$1,649
14	Tetra Tech, Inc.	1,949
23	Viad Corp.(a)	866
4	Waste Management, Inc.	602

		5,066

	Communications Equipment — 0.3%
4	Arista Networks, Inc.(a)	497
27	Ciena Corp.(a)	1,791
136	Cisco Systems, Inc.	7,571
3	F5, Inc.(a)	623
15	Lumentum Holdings, Inc.(a)	1,522

		12,004

	Construction & Engineering — 0.1%
53	AECOM	3,664

	Consumer Finance — 0.7%
250	Ally Financial, Inc.	11,930
70	American Express Co.	12,587
66	Capital One Financial Corp.	9,684
33	Green Dot Corp., Class A(a)	1,047

		35,248

	Containers & Packaging — 0.1%
10	Ball Corp.	971
16	International Paper Co.	772
35	WestRock Co.	1,616

		3,359

	Distributors — 0.0%
8	Genuine Parts Co.	1,066

	Diversified Consumer Services — 0.0%
29	Service Corp. International	1,790

	Diversified Telecommunication Services — 0.1%
390	Lumen Technologies, Inc.	4,820

	Electric Utilities — 0.2%
33	American Electric Power Co., Inc.	2,983
7	Edison International	440
11	Eversource Energy	984
15	IDACORP, Inc.	1,653
33	NextEra Energy, Inc.	2,578
17	PPL Corp.	505

		9,143

	Electrical Equipment — 0.3%
7	Acuity Brands, Inc.	1,341
15	Eaton Corp. PLC	2,376
8	Emerson Electric Co.	736
11	Hubbell, Inc.	2,060
104	Plug Power, Inc.(a)	2,275
10	Rockwell Automation, Inc.	2,892
142	Sunrun, Inc.(a)	3,682

		15,362

	Electronic Equipment, Instruments & Components — 0.4%
28	Avnet, Inc.	1,130
2	CDW Corp.	378
30	Cognex Corp.	1,994
7	Coherent, Inc.(a)	1,809
27	Corning, Inc.	1,135
39	Itron, Inc.(a)	2,418
3	Keysight Technologies, Inc.(a)	506
7	Littelfuse, Inc.	1,890
6	Rogers Corp.(a)	1,638
26	TE Connectivity Ltd.	3,718
	Electronic Equipment, Instruments & Components — continued
4	Trimble, Inc.(a)	289
51	Vishay Intertechnology, Inc.	1,056

		17,961

	Energy Equipment & Services — 0.2%
156	Archrock, Inc.	1,317
18	Baker Hughes Co.	494
63	ChampionX Corp.(a)	1,411
177	Schlumberger NV	6,915

		10,137

	Entertainment — 0.6%
10	Activision Blizzard, Inc.	790
24	Electronic Arts, Inc.	3,184
19	Netflix, Inc.(a)	8,116
28	Take-Two Interactive Software, Inc.(a)	4,573
92	Walt Disney Co. (The)(a)	13,153

		29,816

	Food & Staples Retailing — 0.2%
22	BJ’s Wholesale Club Holdings, Inc.(a)	1,353
1	Costco Wholesale Corp.	505
14	Kroger Co. (The)	610
69	SpartanNash Co.	1,695
39	Sysco Corp.	3,048
21	Walgreens Boots Alliance, Inc.	1,045
10	Walmart, Inc.	1,398

		9,654

	Food Products — 0.2%
24	Campbell Soup Co.	1,059
27	Darling Ingredients, Inc.(a)	1,722
18	General Mills, Inc.	1,236
29	Hain Celestial Group, Inc. (The)(a)	1,059
14	Hormel Foods Corp.	665
15	Ingredion, Inc.	1,421
4	J.M. Smucker Co. (The)	562
7	Kellogg Co.	441
4	McCormick & Co., Inc.	401
14	Mondelez International, Inc., Class A	938

		9,504

	Gas Utilities — 0.1%
54	New Jersey Resources Corp.	2,171
19	ONE Gas, Inc.	1,480
36	UGI Corp.	1,633

		5,284

	Health Care Equipment & Supplies — 0.4%
5	Baxter International, Inc.	427
6	Becton Dickinson & Co.	1,525
2	Cooper Cos., Inc. (The)	797
10	Edwards Lifesciences Corp.(a)	1,092
15	Globus Medical, Inc., Class A(a)	1,001
19	Haemonetics Corp.(a)	919
8	Hologic, Inc.(a)	562
12	Intuitive Surgical, Inc.(a)	3,410
11	Merit Medical Systems, Inc.(a)	610
9	Penumbra, Inc.(a)	2,034
7	STAAR Surgical Co.(a)	509
27	STERIS PLC	6,059
2	Stryker Corp.	496
11	Tandem Diabetes Care, Inc.(a)	1,299

		20,740

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 0.9%
5	Amedisys, Inc.(a)	$675
2	Anthem, Inc.	882
12	Centene Corp.(a)	933
4	Chemed Corp.	1,876
4	Cigna Corp.	922
64	CVS Health Corp.	6,817
16	DaVita, Inc.(a)	1,734
13	Encompass Health Corp.	806
59	HCA Healthcare, Inc.	14,163
9	Henry Schein, Inc.(a)	678
19	Humana, Inc.	7,457
2	Laboratory Corp. of America Holdings(a)	543
59	MEDNAX, Inc.(a)	1,443
9	Molina Healthcare, Inc.(a)	2,614
4	Quest Diagnostics, Inc.	540
39	Select Medical Holdings Corp.	906

		42,989

	Health Care Technology — 0.1%
92	Allscripts Healthcare Solutions, Inc.(a)	1,860
8	Cerner Corp.	730

		2,590

	Hotels, Restaurants & Leisure — 0.8%
5	Booking Holdings, Inc.(a)	12,281
3	Expedia Group, Inc.(a)	550
35	Hilton Worldwide Holdings, Inc.(a)	5,079
17	Jack in the Box, Inc.	1,548
6	McDonald’s Corp.	1,557
28	Six Flags Entertainment Corp.(a)	1,106
80	Starbucks Corp.	7,865
40	Travel & Leisure Co.	2,272
54	Wendy’s Co. (The)	1,243
74	Yum China Holdings, Inc.	3,564
23	Yum! Brands, Inc.	2,879

		39,944

	Household Durables — 0.2%
8	DR Horton, Inc.	714
45	KB Home	1,901
19	Meritage Homes Corp.(a)	1,939
65	PulteGroup, Inc.	3,425
61	Taylor Morrison Home Corp., Class A(a)	1,872

		9,851

	Household Products — 0.3%
2	Clorox Co. (The)	336
109	Colgate-Palmolive Co.	8,987
24	Kimberly-Clark Corp.	3,304
21	Procter & Gamble Co. (The)	3,369

		15,996

	Independent Power & Renewable Electricity Producers — 0.1%
34	AES Corp. (The)	754
53	NextEra Energy Partners LP	3,986
48	Sunnova Energy International, Inc.(a)	944

		5,684

	Industrial Conglomerates — 0.2%
8	3M Co.	1,328
47	General Electric Co.	4,441
8	Honeywell International, Inc.	1,636

		7,405

	Insurance — 0.9%
11	Aflac, Inc.	691
8	Allstate Corp. (The)	965
	Insurance — continued
131	American International Group, Inc.	7,565
9	Chubb Ltd.	1,775
29	First American Financial Corp.	2,161
11	Hanover Insurance Group, Inc. (The)	1,518
84	Hartford Financial Services Group, Inc. (The)	6,037
15	Marsh & McLennan Cos., Inc.	2,305
6	MetLife, Inc.	402
15	Prudential Financial, Inc.	1,674
64	Reinsurance Group of America, Inc.	7,349
30	Selective Insurance Group, Inc.	2,367
10	Travelers Cos., Inc. (The)	1,662
26	Willis Towers Watson PLC	6,083

		42,554

	Interactive Media & Services — 1.2%
4	Alphabet, Inc., Class A(a)	10,824
8	Alphabet, Inc., Class C(a)	21,712
77	Meta Platforms, Inc., Class A(a)	24,121
6	Twitter, Inc.(a)	225

		56,882

	Internet & Direct Marketing Retail — 0.7%
39	Alibaba Group Holding Ltd., Sponsored ADR(a)	4,906
7	Amazon.com, Inc.(a)	20,940
141	eBay, Inc.	8,470
178	Qurate Retail, Inc., Class A	1,251

		35,567

	IT Services — 1.4%
2	Accenture PLC, Class A	707
36	Automatic Data Processing, Inc.	7,422
17	Cognizant Technology Solutions Corp., Class A	1,452
167	DXC Technology Co.(a)	5,023
70	Fiserv, Inc.(a)	7,399
23	Gartner, Inc.(a)	6,760
19	International Business Machines Corp.	2,538
2	Kyndryl Holdings, Inc.(a)	34
27	MasterCard, Inc., Class A	10,432
11	Paychex, Inc.	1,295
7	PayPal Holdings, Inc.(a)	1,204
12	Perficient, Inc.(a)	1,258
2	VeriSign, Inc.(a)	434
86	Visa, Inc., Class A	19,451
9	WEX, Inc.(a)	1,449

		66,858

	Life Sciences Tools & Services — 0.3%
10	Agilent Technologies, Inc.	1,393
7	Danaher Corp.	2,001
21	Illumina, Inc.(a)	7,325
31	NeoGenomics, Inc.(a)	699
9	Repligen Corp.(a)	1,785
3	Thermo Fisher Scientific, Inc.	1,744
2	Waters Corp.(a)	640

		15,587

	Machinery — 0.7%
20	AGCO Corp.	2,344
12	Caterpillar, Inc.	2,419
8	Chart Industries, Inc.(a)	975
15	Cummins, Inc.	3,313
22	Deere & Co.	8,281
7	Illinois Tool Works, Inc.	1,637
28	ITT, Inc.	2,574
30	Kennametal, Inc.	1,037
22	Oshkosh Corp.	2,504

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
6	Otis Worldwide Corp.	$512
37	PACCAR, Inc.	3,441
4	Parker-Hannifin Corp.	1,240
25	Terex Corp.	1,043
22	Toro Co. (The)	2,125

		33,445

	Media — 0.8%
1	Cable One, Inc.	1,545
18	Charter Communications, Inc., Class A(a)	10,680
199	Comcast Corp., Class A	9,948
117	Discovery, Inc., Class A(a)	3,266
97	Interpublic Group of Cos., Inc. (The)	3,447
27	New York Times Co. (The), Class A	1,081
188	News Corp., Class A	4,181
41	Omnicom Group, Inc.	3,090
12	ViacomCBS, Inc., Class B	401

		37,639

	Metals & Mining — 0.2%
25	Alcoa Corp.	1,418
81	Cleveland-Cliffs, Inc.(a)	1,388
50	Commercial Metals Co.	1,672
6	Newmont Corp.	367
4	Nucor Corp.	406
14	Reliance Steel & Aluminum Co.	2,140

		7,391

	Multi-Utilities — 0.1%
21	Consolidated Edison, Inc.	1,816
10	DTE Energy Co.	1,204
6	Sempra Energy	829
6	WEC Energy Group, Inc.	582

		4,431

	Multiline Retail — 0.1%
59	Macy’s, Inc.	1,511
19	Target Corp.	4,188

		5,699

	Oil, Gas & Consumable Fuels — 1.0%
176	Antero Midstream Corp.	1,751
224	APA Corp.	7,439
14	Chevron Corp.	1,839
112	ConocoPhillips	9,925
40	Diamondback Energy, Inc.	5,046
25	DTE Midstream LLC(a)	1,292
109	EOG Resources, Inc.	12,151
44	EQT Corp.(a)	935
33	Exxon Mobil Corp.	2,507
59	Kinder Morgan, Inc.	1,024
48	Marathon Oil Corp.	935
277	Southwestern Energy Co.(a)	1,219
11	Valero Energy Corp.	913

		46,976

	Paper & Forest Products — 0.0%
24	Louisiana-Pacific Corp.	1,595

	Personal Products — 0.0%
1	Estee Lauder Cos., Inc. (The), Class A	312

	Pharmaceuticals — 0.8%
111	Bristol-Myers Squibb Co.	7,203
12	Jazz Pharmaceuticals PLC(a)	1,667
22	Johnson & Johnson	3,790
51	Merck & Co., Inc.	4,155
86	Novartis AG, Sponsored ADR	7,474
	Pharmaceuticals — continued
33	Novo Nordisk A/S, Sponsored ADR	3,296
53	Pfizer, Inc.	2,793
149	Roche Holding AG, Sponsored ADR	7,240
54	Viatris, Inc.	808
5	Zoetis, Inc.	999

		39,425

	Professional Services — 0.1%
22	Exponent, Inc.	2,090
3	IHS Markit Ltd.	350
23	Korn Ferry	1,527
12	ManpowerGroup, Inc.	1,258

		5,225

	Real Estate Management & Development — 0.2%
51	CBRE Group, Inc., Class A(a)	5,168
12	Jones Lang LaSalle, Inc.(a)	3,010

		8,178

	REITs – Apartments — 0.2%
40	American Campus Communities, Inc.	2,090
3	AvalonBay Communities, Inc.	733
27	Camden Property Trust	4,322
16	Equity Residential	1,420

		8,565

	REITs – Diversified — 0.2%
10	American Tower Corp.	2,515
10	Crown Castle International Corp.	1,825
20	CyrusOne, Inc.	1,797
4	Digital Realty Trust, Inc.	597
1	Equinix, Inc.	725
34	Weyerhaeuser Co.	1,375

		8,834

	REITs – Health Care — 0.0%
10	Ventas, Inc.	530
13	Welltower, Inc.	1,126

		1,656

	REITs – Hotels — 0.0%
43	Host Hotels & Resorts, Inc.(a)	746

	REITs – Mortgage — 0.1%
70	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,904

	REITs – Office Property — 0.2%
198	Brandywine Realty Trust	2,546
97	Corporate Office Properties Trust	2,450
63	Douglas Emmett, Inc.	1,967
84	Easterly Government Properties, Inc.	1,762
28	Kilroy Realty Corp.	1,792

		10,517

	REITs – Regional Malls — 0.0%
67	Macerich Co. (The)	1,108

	REITs – Shopping Centers — 0.1%
161	Brixmor Property Group, Inc.	4,083

	REITs – Warehouse/Industrials — 0.1%
19	ProLogis, Inc.	2,980

	Road & Rail — 0.2%
5	Avis Budget Group, Inc.(a)	881
2	Canadian Pacific Railway Ltd.	143
27	CSX Corp.	924
10	Norfolk Southern Corp.	2,720
18	Ryder System, Inc.	1,317

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — continued
6	Union Pacific Corp.	$1,467

		7,452

	Semiconductors & Semiconductor Equipment — 1.4%
16	Advanced Micro Devices, Inc.(a)	1,828
7	Analog Devices, Inc.	1,148
11	Applied Materials, Inc.	1,520
21	Cirrus Logic, Inc.(a)	1,878
11	Enphase Energy, Inc.(a)	1,545
50	First Solar, Inc.(a)	3,919
85	Intel Corp.	4,150
1	Lam Research Corp.	590
28	Micron Technology, Inc.	2,303
109	NVIDIA Corp.	26,690
60	QUALCOMM, Inc.	10,546
14	Silicon Laboratories, Inc.(a)	2,313
7	Synaptics, Inc.(a)	1,472
23	Texas Instruments, Inc.	4,128
10	Universal Display Corp.	1,535
17	Wolfspeed, Inc.(a)	1,602

		67,167

	Software — 2.0%
5	Adobe, Inc.(a)	2,671
52	Autodesk, Inc.(a)	12,989
12	Blackbaud, Inc.(a)	818
24	CommVault Systems, Inc.(a)	1,619
5	Fair Isaac Corp.(a)	2,475
61	Microsoft Corp.	18,970
35	NCR Corp.(a)	1,332
180	NortonLifeLock, Inc.	4,682
224	Oracle Corp.	18,180
9	Paylocity Holding Corp.(a)	1,836
11	Qualys, Inc.(a)	1,410
49	salesforce.com, Inc.(a)	11,399
19	SPS Commerce, Inc.(a)	2,353
52	Workday, Inc., Class A(a)	13,156

		93,890

	Specialty Retail — 0.4%
37	American Eagle Outfitters, Inc.	845
8	Asbury Automotive Group, Inc.(a)	1,288
11	Best Buy Co., Inc.	1,092
18	Boot Barn Holdings, Inc.(a)	1,655
11	Five Below, Inc.(a)	1,804
4	GameStop Corp., Class A(a)	436
4	Home Depot, Inc. (The)	1,468
7	Lithia Motors, Inc.	2,045
17	Lowe’s Cos., Inc.	4,035
15	TJX Cos., Inc. (The)	1,079
4	Tractor Supply Co.	873
1	Ulta Beauty, Inc.(a)	364
11	Williams-Sonoma, Inc.	1,766

		18,750

	Technology Hardware, Storage & Peripherals — 0.1%
38	Hewlett Packard Enterprise Co.	620
40	HP, Inc.	1,469
24	Seagate Technology Holdings PLC	2,572

		4,661

	Textiles, Apparel & Luxury Goods — 0.3%
10	Crocs, Inc.(a)	1,026
7	Deckers Outdoor Corp.(a)	2,242
6	NIKE, Inc., Class B	888
274	Under Armour, Inc., Class A(a)	5,159
	Textiles, Apparel & Luxury Goods — continued
61	VF Corp.	3,978
30	Wolverine World Wide, Inc.	795

		14,088

	Thrifts & Mortgage Finance — 0.0%
46	Mr. Cooper Group, Inc.(a)	1,847

	Trading Companies & Distributors — 0.0%
10	GATX Corp.	1,044

	Water Utilities — 0.1%
7	American Water Works Co., Inc.	1,126
34	Essential Utilities, Inc.	1,657

		2,783

	Wireless Telecommunication Services — 0.1%
46	Shenandoah Telecommunications Co.	1,048
37	T-Mobile US, Inc.(a)	4,002

		5,050

	Total Common Stocks (Identified Cost $1,116,721)	1,300,627

Principal Amount
Bonds and Notes — 21.2%
	Automotive — 0.2%
$9,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	9,624
2,000	Lear Corp., 4.250%, 5/15/2029	2,159

		11,783

	Banking — 3.1%
9,000	American Express Co., 3.700%, 8/03/2023	9,297
10,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	10,370
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,324
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,178
11,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	10,534
9,000	Citigroup, Inc., 4.600%, 3/09/2026	9,745
5,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	5,003
9,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	9,418
9,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	9,238
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	9,978
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	4,201
5,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	5,522
10,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	10,289
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	6,111
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,148
7,000	State Street Corp., 2.400%, 1/24/2030	6,984
10,000	Truist Bank, 3.200%, 4/01/2024	10,337
10,000	Westpac Banking Corp., 2.350%, 2/19/2025	10,167

		145,844

	Brokerage — 0.4%
10,000	BlackRock, Inc., 2.400%, 4/30/2030	9,890
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	9,405

		19,295

	Chemicals — 0.1%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,413

	Construction Machinery — 0.2%
11,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	10,910

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2015 Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — 0.2%
$9,000	eBay, Inc., 3.800%, 3/09/2022	$9,006

	Diversified Manufacturing — 0.3%
10,000	3M Co., 3.050%, 4/15/2030	10,486
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,875

		15,361

	Electric — 1.1%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	9,341
11,000	Entergy Corp., 0.900%, 9/15/2025	10,515
5,000	Exelon Corp., 4.050%, 4/15/2030	5,405
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	10,581
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,122
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,122
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,355

		50,441

	Environmental — 0.2%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	5,431
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,956

		7,387

	Finance Companies — 0.2%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	6,111
6,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	5,817

		11,928

	Financial Other — 0.2%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,075

	Food & Beverage — 0.8%
11,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	10,696
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,516
10,000	Mondelez International, Inc., 2.750%, 4/13/2030	10,027
10,000	PepsiCo, Inc., 2.750%, 3/19/2030	10,280

		40,519

	Government Owned – No Guarantee — 0.4%
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	17,911

	Health Insurance — 0.4%
9,000	Anthem, Inc., 4.101%, 3/01/2028	9,757
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	9,102

		18,859

	Healthcare — 0.5%
6,000	Cigna Corp., 3.750%, 7/15/2023	6,188
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,180
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	6,062
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,231
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,041

		24,702

	Integrated Energy — 0.6%
8,000	BP Capital Markets PLC, 3.814%, 2/10/2024	8,350
10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	10,321
7,000	Shell International Finance BV, 6.375%, 12/15/2038	9,739

		28,410

	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,386

	Media Entertainment — 0.1%
5,000	ViacomCBS, Inc., 4.750%, 5/15/2025	5,377

	Midstream — 0.2%
9,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	9,380

	Mortgage Related — 3.9%
25,000	FHLMC, 2.500%, 2/01/2052	24,980
52,152	FNMA, 2.000%, with various maturities in 2051(b)	50,916
51,226	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	51,193
38,332	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	39,312
10,851	FNMA, 3.500%, with various maturities in 2049(b)	11,320
2,578	FNMA, 4.000%, 3/01/2050	2,722
3,056	FNMA, 4.500%, with various maturities in 2049(b)	3,266

		183,709

	Natural Gas — 0.2%
11,000	NiSource, Inc., 0.950%, 8/15/2025	10,524

	Pharmaceuticals — 0.6%
9,000	AbbVie, Inc., 3.600%, 5/14/2025	9,419
5,000	Biogen, Inc., 2.250%, 5/01/2030	4,712
11,000	Johnson & Johnson, 1.300%, 9/01/2030	10,195
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,994

		27,320

	Property & Casualty Insurance — 0.3%
9,000	American International Group, Inc., 3.400%, 6/30/2030	9,443
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,080

		12,523

	Railroads — 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	10,218

	REITs – Apartments — 0.1%
5,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,077

	REITs – Health Care — 0.1%
5,000	Welltower, Inc., 2.800%, 6/01/2031	4,937

	REITs – Office Property — 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	5,090

	REITs – Single Tenant — 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	3,139
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,879

		6,018

	REITs – Warehouse/Industrials — 0.1%
6,000	Prologis LP, 1.250%, 10/15/2030	5,412

	Restaurants — 0.2%
10,000	Starbucks Corp., 2.250%, 3/12/2030	9,670

	Retailers — 0.1%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	5,582

	Technology — 1.3%
9,000	Apple, Inc., 2.500%, 2/09/2025	9,205
6,000	Broadcom, Inc., 4.110%, 9/15/2028	6,386
5,000	HP, Inc., 3.000%, 6/17/2027	5,122
6,000	Intel Corp., 2.450%, 11/15/2029	5,983
10,000	International Business Machines Corp., 4.000%, 6/20/2042	10,888
6,000	NVIDIA Corp., 2.850%, 4/01/2030	6,161
9,000	Oracle Corp., 2.950%, 5/15/2025	9,191
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,138

		62,074

	Treasuries — 4.0%
10,000	U.S. Treasury Bond, 2.250%, 5/15/2041	10,112
9,000	U.S. Treasury Bond, 2.500%, 5/15/2046	9,540
24,000	U.S. Treasury Bond, 2.875%, 11/15/2046	27,239

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2015 Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — continued
$26,000	U.S. Treasury Bond, 3.000%, 5/15/2045	$29,855
13,000	U.S. Treasury Bond, 3.000%, 2/15/2048	15,230
22,000	U.S. Treasury Bond, 3.000%, 2/15/2049	25,968
38,000	U.S. Treasury Note, 0.375%, 11/30/2025	36,378
36,000	U.S. Treasury Note, 2.125%, 12/31/2022	36,439

		190,761

	Utility Other — 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,433

	Wireless — 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	10,344

	Wirelines — 0.3%
4,000	AT&T, Inc., 3.650%, 6/01/2051	3,910
3,000	AT&T, Inc., 5.250%, 3/01/2037	3,548
8,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	8,165

		15,623

	Total Bonds and Notes (Identified Cost $1,040,249)	1,009,302

Shares
Exchange-Traded Funds — 3.9%
2,401	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $162,236)	183,532

Mutual Funds — 4.7%
3,038	WCM Focused Emerging Markets Fund, Institutional Class	53,020
7,028	WCM Focused International Growth Fund, Institutional Class	170,435

	Total Mutual Funds (Identified Cost $223,025)	223,455

Affiliated Mutual Funds — 41.0%
57,982	Loomis Sayles Inflation Protected Securities Fund, Class N	674,333
51,912	Loomis Sayles Limited Term Government and Agency Fund, Class N	585,044
51,620	Mirova Global Green Bond Fund, Class N	515,172
13,312	Mirova International Sustainable Equity Fund, Class N	174,118

	Total Affiliated Mutual Funds (Identified Cost $1,985,796)	1,948,667

Principal Amount
Short-Term Investments — 3.0%
$142,748	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2022 at 0.000% to be repurchased at $142,748 on 2/01/2022 collateralized by $125,400 U.S. Treasury Inflation Indexed Note, 0.500% due 4/15/2024 valued at $145,979 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $142,748)	142,748

	Total Investments — 101.2% (Identified Cost $4,670,775)	4,808,331
	Other assets less liabilities — (1.2)%	(54,698)

	Net Assets — 100.0%	$4,753,633

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of Rule 144A holdings amounted to $4,201 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2022

Fixed Income	58.5%
Equity	39.7
Short-Term Investments	3.0

Total Investments	101.2
Other assets less liabilities	(1.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 34.1% of Net Assets
	Aerospace & Defense — 0.6%
10	Axon Enterprise, Inc.(a)	$1,399
80	Boeing Co. (The)(a)	16,019
17	General Dynamics Corp.	3,606
1	L3Harris Technologies, Inc.	209
3	Lockheed Martin Corp.	1,168
13	Moog, Inc., Class A	991
28	Raytheon Technologies Corp.	2,525

		25,917

	Air Freight & Logistics — 0.3%
54	Expeditors International of Washington, Inc.	6,182
4	FedEx Corp.	983
19	GXO Logistics, Inc.(a)	1,543
18	United Parcel Service, Inc., Class B	3,640

		12,348

	Airlines — 0.1%
44	Delta Air Lines, Inc.(a)	1,746
138	JetBlue Airways Corp.(a)	2,019

		3,765

	Auto Components — 0.2%
3	Aptiv PLC(a)	410
106	BorgWarner, Inc.	4,648
93	Dana, Inc.	2,014
12	Visteon Corp.(a)	1,218

		8,290

	Automobiles — 0.4%
52	Ford Motor Co.	1,055
108	General Motors Co.(a)	5,695
8	Tesla, Inc.(a)	7,494
15	Thor Industries, Inc.	1,419

		15,663

	Banks — 2.0%
72	Ameris Bancorp	3,550
61	Bancorp, Inc. (The)(a)	1,819
190	Bank of America Corp.	8,767
72	Cadence Bank	2,244
175	Citigroup, Inc.	11,396
66	Citizens Financial Group, Inc.	3,397
34	Cullen/Frost Bankers, Inc.	4,794
30	Fifth Third Bancorp	1,339
328	FNB Corp.	4,238
229	Fulton Financial Corp.	4,111
133	Huntington Bancshares, Inc.	2,003
64	International Bancshares Corp.	2,690
9	JPMorgan Chase & Co.	1,337
140	KeyCorp	3,508
12	M&T Bank Corp.	2,033
9	PNC Financial Services Group, Inc. (The)	1,854
71	Regions Financial Corp.	1,629
85	Truist Financial Corp.	5,340
96	Trustmark Corp.	3,128
49	U.S. Bancorp	2,851
58	Webster Financial Corp.	3,295
148	Wells Fargo & Co.	7,962
26	Wintrust Financial Corp.	2,550

		85,835

	Beverages — 1.0%
63	Coca-Cola Co. (The)	3,843
29	Constellation Brands, Inc., Class A	6,895
384	Keurig Dr Pepper, Inc.	14,573
168	Monster Beverage Corp.(a)	14,569
	Beverages — continued
21	PepsiCo, Inc.	3,644

		43,524

	Biotechnology — 1.1%
26	AbbVie, Inc.	3,559
56	Alnylam Pharmaceuticals, Inc.(a)	7,706
13	Amgen, Inc.	2,953
21	Arrowhead Pharmaceuticals, Inc.(a)	1,108
4	Biogen, Inc.(a)	904
45	BioMarin Pharmaceutical, Inc.(a)	3,988
57	CRISPR Therapeutics AG(a)	3,634
9	Ligand Pharmaceuticals, Inc.(a)	1,122
16	Moderna, Inc.(a)	2,709
19	Neurocrine Biosciences, Inc.(a)	1,501
31	Regeneron Pharmaceuticals, Inc.(a)	18,866

		48,050

	Building Products — 0.3%
25	Builders FirstSource, Inc.(a)	1,700
11	Carlisle Cos., Inc.	2,458
11	Carrier Global Corp.	524
10	Johnson Controls International PLC	727
10	Lennox International, Inc.	2,836
30	Owens Corning	2,661
18	Trex Co., Inc.(a)	1,646

		12,552

	Capital Markets — 2.0%
4	Ameriprise Financial, Inc.	1,217
142	Bank of New York Mellon Corp. (The)	8,415
2	BlackRock, Inc.	1,646
174	Charles Schwab Corp. (The)	15,260
5	CME Group, Inc.	1,148
16	FactSet Research Systems, Inc.	6,750
23	Goldman Sachs Group, Inc. (The)	8,158
62	Intercontinental Exchange, Inc.	7,853
46	Janus Henderson Group PLC	1,697
57	KKR & Co., Inc.	4,056
7	Moody’s Corp.	2,401
12	Morgan Stanley	1,230
13	MSCI, Inc.	6,970
18	Northern Trust Corp.	2,100
2	S&P Global, Inc.	830
92	SEI Investments Co.	5,392
97	State Street Corp.	9,166
2	T. Rowe Price Group, Inc.	309
10	Virtus Investment Partners, Inc.	2,617

		87,215

	Chemicals — 0.4%
58	Dow, Inc.	3,464
8	DuPont de Nemours, Inc.	613
4	Ecolab, Inc.	758
25	HB Fuller Co.	1,794
20	Innospec, Inc.	1,859
4	International Flavors & Fragrances, Inc.	528
6	Linde PLC	1,912
23	Minerals Technologies, Inc.	1,609
3	PPG Industries, Inc.	469
4	Sherwin-Williams Co. (The)	1,146
13	Stepan Co.	1,432

		15,584

	Commercial Services & Supplies — 0.1%
14	MSA Safety, Inc.	1,924
17	Tetra Tech, Inc.	2,366
29	Viad Corp.(a)	1,092

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
5	Waste Management, Inc.	$752

		6,134

	Communications Equipment — 0.3%
8	Arista Networks, Inc.(a)	994
34	Ciena Corp.(a)	2,255
155	Cisco Systems, Inc.	8,629
2	F5, Inc.(a)	415
17	Lumentum Holdings, Inc.(a)	1,725

		14,018

	Construction & Engineering — 0.1%
54	AECOM	3,733

	Consumer Finance — 0.9%
280	Ally Financial, Inc.	13,362
77	American Express Co.	13,846
75	Capital One Financial Corp.	11,005
41	Green Dot Corp., Class A(a)	1,300

		39,513

	Containers & Packaging — 0.1%
12	Ball Corp.	1,165
14	International Paper Co.	676
37	WestRock Co.	1,708

		3,549

	Distributors — 0.0%
10	Genuine Parts Co.	1,332

	Diversified Consumer Services — 0.0%
31	Service Corp. International	1,913

	Diversified Telecommunication Services — 0.1%
405	Lumen Technologies, Inc.	5,006

	Electric Utilities — 0.2%
34	American Electric Power Co., Inc.	3,074
5	Edison International	314
9	Eversource Energy	805
19	IDACORP, Inc.	2,094
32	NextEra Energy, Inc.	2,500
12	PPL Corp.	356

		9,143

	Electrical Equipment — 0.4%
7	Acuity Brands, Inc.	1,341
14	Eaton Corp. PLC	2,218
11	Emerson Electric Co.	1,011
13	Hubbell, Inc.	2,435
112	Plug Power, Inc.(a)	2,449
13	Rockwell Automation, Inc.	3,760
150	Sunrun, Inc.(a)	3,890

		17,104

	Electronic Equipment, Instruments & Components — 0.5%
34	Avnet, Inc.	1,372
2	CDW Corp.	378
36	Cognex Corp.	2,393
8	Coherent, Inc.(a)	2,068
23	Corning, Inc.	967
41	Itron, Inc.(a)	2,542
3	Keysight Technologies, Inc.(a)	506
7	Littelfuse, Inc.	1,890
7	Rogers Corp.(a)	1,911
29	TE Connectivity Ltd.	4,147
4	Trimble, Inc.(a)	289
61	Vishay Intertechnology, Inc.	1,263

		19,726

	Energy Equipment & Services — 0.3%
167	Archrock, Inc.	1,410
21	Baker Hughes Co.	576
73	ChampionX Corp.(a)	1,635
196	Schlumberger NV	7,658

		11,279

	Entertainment — 0.8%
14	Activision Blizzard, Inc.	1,106
29	Electronic Arts, Inc.	3,847
21	Netflix, Inc.(a)	8,970
32	Take-Two Interactive Software, Inc.(a)	5,227
112	Walt Disney Co. (The)(a)	16,013

		35,163

	Food & Staples Retailing — 0.2%
25	BJ’s Wholesale Club Holdings, Inc.(a)	1,537
1	Costco Wholesale Corp.	505
18	Kroger Co. (The)	785
78	SpartanNash Co.	1,916
39	Sysco Corp.	3,048
19	Walgreens Boots Alliance, Inc.	945
10	Walmart, Inc.	1,398

		10,134

	Food Products — 0.3%
21	Campbell Soup Co.	927
34	Darling Ingredients, Inc.(a)	2,168
19	General Mills, Inc.	1,305
36	Hain Celestial Group, Inc. (The)(a)	1,315
18	Hormel Foods Corp.	855
19	Ingredion, Inc.	1,799
4	J.M. Smucker Co. (The)	562
7	Kellogg Co.	441
5	McCormick & Co., Inc.	502
14	Mondelez International, Inc., Class A	938

		10,812

	Gas Utilities — 0.1%
63	New Jersey Resources Corp.	2,533
19	ONE Gas, Inc.	1,480
41	UGI Corp.	1,860

		5,873

	Health Care Equipment & Supplies — 0.6%
1	Align Technology, Inc.(a)	495
5	Baxter International, Inc.	427
7	Becton Dickinson & Co.	1,779
3	Cooper Cos., Inc. (The)	1,195
1	DexCom, Inc.(a)	431
11	Edwards Lifesciences Corp.(a)	1,201
19	Globus Medical, Inc., Class A(a)	1,268
24	Haemonetics Corp.(a)	1,160
7	Hologic, Inc.(a)	492
15	Intuitive Surgical, Inc.(a)	4,263
16	Merit Medical Systems, Inc.(a)	887
10	Penumbra, Inc.(a)	2,260
9	STAAR Surgical Co.(a)	655
30	STERIS PLC	6,732
3	Stryker Corp.	744
13	Tandem Diabetes Care, Inc.(a)	1,535

		25,524

	Health Care Providers & Services — 1.1%
7	Amedisys, Inc.(a)	946
3	Anthem, Inc.	1,323
16	Centene Corp.(a)	1,244
5	Chemed Corp.	2,345

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
5	Cigna Corp.	$1,152
71	CVS Health Corp.	7,562
17	DaVita, Inc.(a)	1,842
18	Encompass Health Corp.	1,117
67	HCA Healthcare, Inc.	16,083
9	Henry Schein, Inc.(a)	678
22	Humana, Inc.	8,635
2	Laboratory Corp. of America Holdings(a)	543
52	MEDNAX, Inc.(a)	1,271
11	Molina Healthcare, Inc.(a)	3,195
4	Quest Diagnostics, Inc.	540
48	Select Medical Holdings Corp.	1,115

		49,591

	Health Care Technology — 0.1%
107	Allscripts Healthcare Solutions, Inc.(a)	2,164
5	Cerner Corp.	456

		2,620

	Hotels, Restaurants & Leisure — 1.1%
5	Booking Holdings, Inc.(a)	12,281
3	Expedia Group, Inc.(a)	550
40	Hilton Worldwide Holdings, Inc.(a)	5,804
22	Jack in the Box, Inc.	2,003
8	McDonald’s Corp.	2,076
34	Six Flags Entertainment Corp.(a)	1,343
95	Starbucks Corp.	9,340
47	Travel & Leisure Co.	2,670
69	Wendy’s Co. (The)	1,589
94	Yum China Holdings, Inc.	4,528
31	Yum! Brands, Inc.	3,880

		46,064

	Household Durables — 0.3%
8	DR Horton, Inc.	714
58	KB Home	2,451
22	Meritage Homes Corp.(a)	2,245
73	PulteGroup, Inc.	3,846
70	Taylor Morrison Home Corp., Class A(a)	2,148

		11,404

	Household Products — 0.4%
3	Clorox Co. (The)	503
120	Colgate-Palmolive Co.	9,894
24	Kimberly-Clark Corp.	3,304
24	Procter & Gamble Co. (The)	3,851

		17,552

	Independent Power & Renewable Electricity Producers — 0.2%
24	AES Corp. (The)	532
63	NextEra Energy Partners LP	4,739
55	Sunnova Energy International, Inc.(a)	1,081

		6,352

	Industrial Conglomerates — 0.2%
9	3M Co.	1,494
54	General Electric Co.	5,102
10	Honeywell International, Inc.	2,045

		8,641

	Insurance — 1.1%
8	Aflac, Inc.	503
8	Allstate Corp. (The)	965
143	American International Group, Inc.	8,258
9	Chubb Ltd.	1,776
33	First American Financial Corp.	2,459
12	Hanover Insurance Group, Inc. (The)	1,656
	Insurance — continued
99	Hartford Financial Services Group, Inc. (The)	7,115
13	Marsh & McLennan Cos., Inc.	1,997
7	MetLife, Inc.	469
15	Prudential Financial, Inc.	1,674
82	Reinsurance Group of America, Inc.	9,416
35	Selective Insurance Group, Inc.	2,761
10	Travelers Cos., Inc. (The)	1,662
29	Willis Towers Watson PLC	6,785

		47,496

	Interactive Media & Services — 1.4%
4	Alphabet, Inc., Class A(a)	10,824
8	Alphabet, Inc., Class C(a)	21,712
91	Meta Platforms, Inc., Class A(a)	28,507
7	Twitter, Inc.(a)	262

		61,305

	Internet & Direct Marketing Retail — 0.9%
45	Alibaba Group Holding Ltd., Sponsored ADR(a)	5,660
8	Amazon.com, Inc.(a)	23,932
154	eBay, Inc.	9,251
186	Qurate Retail, Inc., Class A	1,308

		40,151

	IT Services — 1.8%
3	Accenture PLC, Class A	1,061
41	Automatic Data Processing, Inc.	8,453
17	Cognizant Technology Solutions Corp., Class A	1,452
190	DXC Technology Co.(a)	5,715
80	Fiserv, Inc.(a)	8,456
26	Gartner, Inc.(a)	7,641
20	International Business Machines Corp.	2,671
2	Kyndryl Holdings, Inc.(a)	34
32	MasterCard, Inc., Class A	12,364
14	Paychex, Inc.	1,649
7	PayPal Holdings, Inc.(a)	1,204
14	Perficient, Inc.(a)	1,467
3	VeriSign, Inc.(a)	652
101	Visa, Inc., Class A	22,843
9	WEX, Inc.(a)	1,449

		77,111

	Life Sciences Tools & Services — 0.4%
9	Agilent Technologies, Inc.	1,254
9	Danaher Corp.	2,572
25	Illumina, Inc.(a)	8,720
37	NeoGenomics, Inc.(a)	834
9	Repligen Corp.(a)	1,785
5	Thermo Fisher Scientific, Inc.	2,907
2	Waters Corp.(a)	640

		18,712

	Machinery — 0.9%
24	AGCO Corp.	2,813
12	Caterpillar, Inc.	2,419
8	Chart Industries, Inc.(a)	975
17	Cummins, Inc.	3,755
28	Deere & Co.	10,539
9	Illinois Tool Works, Inc.	2,105
31	ITT, Inc.	2,850
39	Kennametal, Inc.	1,348
25	Oshkosh Corp.	2,845
7	Otis Worldwide Corp.	598
39	PACCAR, Inc.	3,627
5	Parker-Hannifin Corp.	1,550
31	Terex Corp.	1,293

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
28	Toro Co. (The)	$2,704

		39,421

	Media — 1.0%
2	Cable One, Inc.	3,089
22	Charter Communications, Inc., Class A(a)	13,054
219	Comcast Corp., Class A	10,948
117	Discovery, Inc., Class A(a)	3,265
103	Interpublic Group of Cos., Inc. (The)	3,661
31	New York Times Co. (The), Class A	1,241
188	News Corp., Class A	4,181
40	Omnicom Group, Inc.	3,014
19	ViacomCBS, Inc., Class B	636

		43,089

	Metals & Mining — 0.2%
26	Alcoa Corp.	1,474
92	Cleveland-Cliffs, Inc.(a)	1,577
52	Commercial Metals Co.	1,739
9	Newmont Corp.	551
3	Nucor Corp.	304
16	Reliance Steel & Aluminum Co.	2,446

		8,091

	Multi-Utilities — 0.1%
22	Consolidated Edison, Inc.	1,902
10	DTE Energy Co.	1,204
6	Sempra Energy	829
6	WEC Energy Group, Inc.	582

		4,517

	Multiline Retail — 0.1%
62	Macy’s, Inc.	1,587
21	Target Corp.	4,629

		6,216

	Oil, Gas & Consumable Fuels — 1.2%
194	Antero Midstream Corp.	1,930
246	APA Corp.	8,170
15	Chevron Corp.	1,970
128	ConocoPhillips	11,343
45	Diamondback Energy, Inc.	5,677
28	DTE Midstream LLC(a)	1,448
121	EOG Resources, Inc.	13,489
62	EQT Corp.(a)	1,317
35	Exxon Mobil Corp.	2,659
71	Kinder Morgan, Inc.	1,232
60	Marathon Oil Corp.	1,168
342	Southwestern Energy Co.(a)	1,505
11	Valero Energy Corp.	913

		52,821

	Paper & Forest Products — 0.0%
25	Louisiana-Pacific Corp.	1,661

	Personal Products — 0.0%
1	Estee Lauder Cos., Inc. (The), Class A	312

	Pharmaceuticals — 1.0%
129	Bristol-Myers Squibb Co.	8,371
13	Jazz Pharmaceuticals PLC(a)	1,806
23	Johnson & Johnson	3,963
53	Merck & Co., Inc.	4,318
103	Novartis AG, Sponsored ADR	8,952
40	Novo Nordisk A/S, Sponsored ADR	3,995
59	Pfizer, Inc.	3,109
179	Roche Holding AG, Sponsored ADR	8,697
57	Viatris, Inc.	853
	Pharmaceuticals — continued
7	Zoetis, Inc.	1,398

		45,462

	Professional Services — 0.1%
25	Exponent, Inc.	2,374
4	IHS Markit Ltd.	467
23	Korn Ferry	1,527
15	ManpowerGroup, Inc.	1,573

		5,941

	Real Estate Management & Development — 0.2%
56	CBRE Group, Inc., Class A(a)	5,675
13	Jones Lang LaSalle, Inc.(a)	3,260

		8,935

	REITs – Apartments — 0.2%
47	American Campus Communities, Inc.	2,456
3	AvalonBay Communities, Inc.	733
31	Camden Property Trust	4,963
16	Equity Residential	1,419

		9,571

	REITs – Diversified — 0.2%
12	American Tower Corp.	3,018
9	Crown Castle International Corp.	1,642
20	CyrusOne, Inc.	1,797
4	Digital Realty Trust, Inc.	597
2	Equinix, Inc.	1,450
32	Weyerhaeuser Co.	1,294

		9,798

	REITs – Health Care — 0.0%
10	Ventas, Inc.	530
12	Welltower, Inc.	1,040

		1,570

	REITs – Hotels — 0.0%
30	Host Hotels & Resorts, Inc.(a)	520

	REITs – Mortgage — 0.1%
70	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,904

	REITs – Office Property — 0.3%
231	Brandywine Realty Trust	2,971
114	Corporate Office Properties Trust	2,880
79	Douglas Emmett, Inc.	2,466
95	Easterly Government Properties, Inc.	1,992
35	Kilroy Realty Corp.	2,240

		12,549

	REITs – Regional Malls — 0.0%
78	Macerich Co. (The)	1,290

	REITs – Shopping Centers — 0.1%
183	Brixmor Property Group, Inc.	4,641

	REITs – Warehouse/Industrials — 0.1%
18	ProLogis, Inc.	2,823

	Road & Rail — 0.2%
6	Avis Budget Group, Inc.(a)	1,057
2	Canadian Pacific Railway Ltd.	143
21	CSX Corp.	719
8	Norfolk Southern Corp.	2,176
20	Ryder System, Inc.	1,464
8	Union Pacific Corp.	1,956

		7,515

	Semiconductors & Semiconductor Equipment — 1.8%
15	Advanced Micro Devices, Inc.(a)	1,714

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
7	Analog Devices, Inc.	$1,148
11	Applied Materials, Inc.	1,520
17	Cirrus Logic, Inc.(a)	1,520
14	Enphase Energy, Inc.(a)	1,967
55	First Solar, Inc.(a)	4,311
91	Intel Corp.	4,443
3	Lam Research Corp.	1,770
29	Micron Technology, Inc.	2,386
129	NVIDIA Corp.	31,587
73	QUALCOMM, Inc.	12,830
17	Silicon Laboratories, Inc.(a)	2,808
8	Synaptics, Inc.(a)	1,683
25	Texas Instruments, Inc.	4,487
11	Universal Display Corp.	1,689
19	Wolfspeed, Inc.(a)	1,790

		77,653

	Software — 2.5%
7	Adobe, Inc.(a)	3,740
60	Autodesk, Inc.(a)	14,987
15	Blackbaud, Inc.(a)	1,022
30	CommVault Systems, Inc.(a)	2,024
6	Fair Isaac Corp.(a)	2,970
69	Microsoft Corp.	21,458
43	NCR Corp.(a)	1,636
180	NortonLifeLock, Inc.	4,682
266	Oracle Corp.	21,588
10	Paylocity Holding Corp.(a)	2,040
14	Qualys, Inc.(a)	1,794
56	salesforce.com, Inc.(a)	13,027
22	SPS Commerce, Inc.(a)	2,725
62	Workday, Inc., Class A(a)	15,687

		109,380

	Specialty Retail — 0.6%
45	American Eagle Outfitters, Inc.	1,027
10	Asbury Automotive Group, Inc.(a)	1,610
2	AutoZone, Inc.(a)	3,973
14	Best Buy Co., Inc.	1,390
21	Boot Barn Holdings, Inc.(a)	1,931
13	Five Below, Inc.(a)	2,132
6	GameStop Corp., Class A(a)	654
4	Home Depot, Inc. (The)	1,468
8	Lithia Motors, Inc.	2,337
19	Lowe’s Cos., Inc.	4,510
19	TJX Cos., Inc. (The)	1,367
4	Tractor Supply Co.	873
2	Ulta Beauty, Inc.(a)	727
12	Williams-Sonoma, Inc.	1,927

		25,926

	Technology Hardware, Storage & Peripherals — 0.1%
39	Hewlett Packard Enterprise Co.	637
47	HP, Inc.	1,726
24	Seagate Technology Holdings PLC	2,572

		4,935

	Textiles, Apparel & Luxury Goods — 0.4%
10	Crocs, Inc.(a)	1,026
8	Deckers Outdoor Corp.(a)	2,562
6	NIKE, Inc., Class B	888
320	Under Armour, Inc., Class A(a)	6,026
61	VF Corp.	3,978
39	Wolverine World Wide, Inc.	1,033

		15,513

	Thrifts & Mortgage Finance — 0.1%
58	Mr. Cooper Group, Inc.(a)	2,329

	Trading Companies & Distributors — 0.0%
13	GATX Corp.	1,358

	Water Utilities — 0.1%
7	American Water Works Co., Inc.	1,125
39	Essential Utilities, Inc.	1,901

		3,026

	Wireless Telecommunication Services — 0.1%
57	Shenandoah Telecommunications Co.	1,298
42	T-Mobile US, Inc.(a)	4,543

		5,841

	Total Common Stocks (Identified Cost $1,360,857)	1,481,306

Principal Amount
Bonds and Notes — 19.5%
	Automotive — 0.3%
$8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,555
3,000	Lear Corp., 4.250%, 5/15/2029	3,238

		11,793

	Banking — 2.9%
8,000	American Express Co., 3.700%, 8/03/2023	8,264
9,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	9,333
7,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	7,283
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,178
10,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,576
8,000	Citigroup, Inc., 4.600%, 3/09/2026	8,663
2,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	2,001
7,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	7,325
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,211
8,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,982
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	4,201
4,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	4,418
9,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,260
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,092
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,148
6,000	State Street Corp., 2.400%, 1/24/2030	5,986
9,000	Truist Bank, 3.200%, 4/01/2024	9,304
9,000	Westpac Banking Corp., 2.350%, 2/19/2025	9,151

		126,376

	Brokerage — 0.4%
9,000	BlackRock, Inc., 2.400%, 4/30/2030	8,901
9,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	8,465

		17,366

	Chemicals — 0.1%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,413

	Construction Machinery — 0.2%
10,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	9,919

	Consumer Cyclical Services — 0.2%
8,000	eBay, Inc., 3.800%, 3/09/2022	8,005

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2020 Fund – (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — 0.3%
$9,000	3M Co., 3.050%, 4/15/2030	$9,438
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,875

		14,313

	Electric — 1.1%
8,000	Duke Energy Corp., 3.750%, 4/15/2024	8,303
10,000	Entergy Corp., 0.900%, 9/15/2025	9,559
5,000	Exelon Corp., 4.050%, 4/15/2030	5,405
10,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,620
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,122
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,122
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,315

		46,446

	Environmental — 0.2%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	5,431
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,956

		7,387

	Finance Companies — 0.2%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	4,074
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,847

		8,921

	Financial Other — 0.1%
5,000	ORIX Corp., 2.900%, 7/18/2022	5,047

	Food & Beverage — 0.9%
10,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	9,723
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,517
9,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,024
9,000	PepsiCo, Inc., 2.750%, 3/19/2030	9,252

		37,516

	Government Owned – No Guarantee — 0.4%
14,000	Federal National Mortgage Association, 6.625%, 11/15/2030	19,289

	Health Insurance — 0.3%
7,000	Anthem, Inc., 4.101%, 3/01/2028	7,589
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,801

		15,390

	Healthcare — 0.5%
5,000	Cigna Corp., 3.750%, 7/15/2023	5,157
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,180
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,041
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,231
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,041

		21,650

	Integrated Energy — 0.6%
8,000	BP Capital Markets PLC, 3.814%, 2/10/2024	8,350
9,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,289
6,000	Shell International Finance BV, 6.375%, 12/15/2038	8,347

		25,986

	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,386

	Media Entertainment — 0.1%
5,000	ViacomCBS, Inc., 4.750%, 5/15/2025	5,377

	Midstream — 0.2%
8,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	8,338

	Mortgage Related — 3.7%
35,877	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	35,847
1,099	FHLMC, 3.000%, 6/01/2049	1,124
44,064	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	43,021
34,598	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	34,575
31,696	FNMA, 3.000%, with various maturities from 2035 to 2051(b)	32,479
8,629	FNMA, 3.500%, with various maturities in 2049(b)	9,030
1,719	FNMA, 4.000%, 3/01/2050	1,814
2,004	FNMA, 4.500%, with various maturities in 2049(b)	2,141

		160,031

	Natural Gas — 0.2%
10,000	NiSource, Inc., 0.950%, 8/15/2025	9,567

	Pharmaceuticals — 0.6%
8,000	AbbVie, Inc., 3.600%, 5/14/2025	8,372
5,000	Biogen, Inc., 2.250%, 5/01/2030	4,712
10,000	Johnson & Johnson, 1.300%, 9/01/2030	9,269
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,996

		24,349

	Property & Casualty Insurance — 0.3%
9,000	American International Group, Inc., 3.400%, 6/30/2030	9,443
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,054

		11,497

	Railroads — 0.2%
9,000	CSX Corp., 2.600%, 11/01/2026	9,196

	REITs – Apartments — 0.1%
5,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,077

	REITs – Health Care — 0.1%
5,000	Welltower, Inc., 2.800%, 6/01/2031	4,937

	REITs – Office Property — 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	5,090

	REITs – Single Tenant — 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	3,139
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,879

		6,018

	REITs – Warehouse/Industrials — 0.1%
5,000	Prologis LP, 1.250%, 10/15/2030	4,510

	Restaurants — 0.2%
8,000	Starbucks Corp., 2.250%, 3/12/2030	7,736

	Retailers — 0.1%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,466

	Technology — 1.2%
8,000	Apple, Inc., 2.500%, 2/09/2025	8,182
4,000	Broadcom, Inc., 4.110%, 9/15/2028	4,258
5,000	HP, Inc., 3.000%, 6/17/2027	5,122
5,000	Intel Corp., 2.450%, 11/15/2029	4,986
7,000	International Business Machines Corp., 4.000%, 6/20/2042	7,621
5,000	NVIDIA Corp., 2.850%, 4/01/2030	5,135
8,000	Oracle Corp., 2.950%, 5/15/2025	8,169
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,138

		52,611

	Treasuries — 2.8%
8,000	U.S. Treasury Bond, 2.250%, 5/15/2041	8,090
8,000	U.S. Treasury Bond, 2.500%, 5/15/2046	8,480
18,000	U.S. Treasury Bond, 2.875%, 11/15/2046	20,429

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2020 Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — continued
$20,000	U.S. Treasury Bond, 3.000%, 5/15/2045	$22,966
10,000	U.S. Treasury Bond, 3.000%, 2/15/2048	11,715
18,000	U.S. Treasury Bond, 3.000%, 2/15/2049	21,246
31,000	U.S. Treasury Note, 0.375%, 11/30/2025	29,677

		122,603

	Utility Other — 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,433

	Wireless — 0.2%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,051

	Wirelines — 0.3%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,933
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,365
9,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	9,185

		14,483

	Total Bonds and Notes (Identified Cost $879,916)	849,573

Shares
Exchange-Traded Funds — 4.4%
2,507	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $182,280)	191,635

Mutual Funds — 6.2%
4,439	WCM Focused Emerging Markets Fund, Institutional Class	77,458
7,948	WCM Focused International Growth Fund, Institutional Class	192,730

	Total Mutual Funds (Identified Cost $280,450)	270,188

Affiliated Mutual Funds — 33.8%
35,550	Loomis Sayles Inflation Protected Securities Fund, Class N	413,445
39,367	Loomis Sayles Limited Term Government and Agency Fund, Class N	443,666
42,182	Mirova Global Green Bond Fund, Class N	420,978
14,539	Mirova International Sustainable Equity Fund, Class N	190,170

	Total Affiliated Mutual Funds (Identified Cost $1,518,261)	1,468,259

Principal Amount
Short-Term Investments — 2.8%
$122,499	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2022 at 0.000% to be repurchased at $122,499 on 2/01/2022 collateralized by $107,700 U.S. Treasury Inflation Indexed Note, 0.500% due 4/15/2024 valued at $125,374 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $122,499)	122,499

	Total Investments — 100.8% (Identified Cost $4,344,263)	4,383,460
	Other assets less liabilities — (0.8)%	(32,914)

	Net Assets — 100.0%	$4,350,546

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of Rule 144A holdings amounted to $4,201 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2022

Equity	49.1%
Fixed Income	48.9
Short-Term Investments	2.8

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 38.5% of Net Assets
	Aerospace & Defense — 0.7%
28	Axon Enterprise, Inc.(a)	$3,918
220	Boeing Co. (The)(a)	44,053
46	General Dynamics Corp.	9,757
4	L3Harris Technologies, Inc.	837
9	Lockheed Martin Corp.	3,502
42	Moog, Inc., Class A	3,202
83	Raytheon Technologies Corp.	7,486

		72,755

	Air Freight & Logistics — 0.3%
150	Expeditors International of Washington, Inc.	17,172
10	FedEx Corp.	2,459
50	GXO Logistics, Inc.(a)	4,060
52	United Parcel Service, Inc., Class B	10,515

		34,206

	Airlines — 0.1%
133	Delta Air Lines, Inc.(a)	5,279
420	JetBlue Airways Corp.(a)	6,144

		11,423

	Auto Components — 0.2%
11	Aptiv PLC(a)	1,502
290	BorgWarner, Inc.	12,717
283	Dana, Inc.	6,130
38	Visteon Corp.(a)	3,857

		24,206

	Automobiles — 0.4%
144	Ford Motor Co.	2,923
290	General Motors Co.(a)	15,292
22	Tesla, Inc.(a)	20,608
38	Thor Industries, Inc.	3,594

		42,417

	Banks — 2.2%
203	Ameris Bancorp	10,010
185	Bancorp, Inc. (The)(a)	5,517
507	Bank of America Corp.	23,393
196	Cadence Bank	6,109
470	Citigroup, Inc.	30,606
180	Citizens Financial Group, Inc.	9,265
95	Cullen/Frost Bankers, Inc.	13,396
71	Fifth Third Bancorp	3,169
925	FNB Corp.	11,951
645	Fulton Financial Corp.	11,578
367	Huntington Bancshares, Inc.	5,527
174	International Bancshares Corp.	7,313
28	JPMorgan Chase & Co.	4,161
399	KeyCorp	9,999
33	M&T Bank Corp.	5,589
27	PNC Financial Services Group, Inc. (The)	5,562
245	Regions Financial Corp.	5,620
242	Truist Financial Corp.	15,202
269	Trustmark Corp.	8,764
136	U.S. Bancorp	7,914
164	Webster Financial Corp.	9,317
401	Wells Fargo & Co.	21,574
72	Wintrust Financial Corp.	7,061

		238,597

	Beverages — 1.1%
188	Coca-Cola Co. (The)	11,470
84	Constellation Brands, Inc., Class A	19,971
1,055	Keurig Dr Pepper, Inc.	40,037
462	Monster Beverage Corp.(a)	40,064
	Beverages — continued
57	PepsiCo, Inc.	9,891

		121,433

	Biotechnology — 1.2%
77	AbbVie, Inc.	10,540
151	Alnylam Pharmaceuticals, Inc.(a)	20,778
38	Amgen, Inc.	8,631
53	Arrowhead Pharmaceuticals, Inc.(a)	2,796
9	Biogen, Inc.(a)	2,034
120	BioMarin Pharmaceutical, Inc.(a)	10,636
154	CRISPR Therapeutics AG(a)	9,817
25	Ligand Pharmaceuticals, Inc.(a)	3,116
41	Moderna, Inc.(a)	6,943
47	Neurocrine Biosciences, Inc.(a)	3,714
82	Regeneron Pharmaceuticals, Inc.(a)	49,904

		128,909

	Building Products — 0.3%
74	Builders FirstSource, Inc.(a)	5,031
28	Carlisle Cos., Inc.	6,256
31	Carrier Global Corp.	1,478
28	Johnson Controls International PLC	2,035
28	Lennox International, Inc.	7,941
84	Owens Corning	7,451
55	Trex Co., Inc.(a)	5,031

		35,223

	Capital Markets — 2.3%
11	Ameriprise Financial, Inc.	3,347
404	Bank of New York Mellon Corp. (The)	23,941
6	BlackRock, Inc.	4,938
498	Charles Schwab Corp. (The)	43,675
17	CME Group, Inc.	3,901
44	FactSet Research Systems, Inc.	18,563
64	Goldman Sachs Group, Inc. (The)	22,700
170	Intercontinental Exchange, Inc.	21,532
140	Janus Henderson Group PLC	5,166
162	KKR & Co., Inc.	11,528
19	Moody’s Corp.	6,517
34	Morgan Stanley	3,486
34	MSCI, Inc.	18,228
55	Northern Trust Corp.	6,415
4	S&P Global, Inc.	1,661
254	SEI Investments Co.	14,887
270	State Street Corp.	25,515
6	T. Rowe Price Group, Inc.	927
27	Virtus Investment Partners, Inc.	7,065

		243,992

	Chemicals — 0.4%
176	Dow, Inc.	10,512
27	DuPont de Nemours, Inc.	2,068
10	Ecolab, Inc.	1,894
76	HB Fuller Co.	5,455
54	Innospec, Inc.	5,020
9	International Flavors & Fragrances, Inc.	1,187
19	Linde PLC	6,055
62	Minerals Technologies, Inc.	4,338
8	PPG Industries, Inc.	1,250
9	Sherwin-Williams Co. (The)	2,579
36	Stepan Co.	3,966

		44,324

	Commercial Services & Supplies — 0.2%
39	MSA Safety, Inc.	5,359
47	Tetra Tech, Inc.	6,542
81	Viad Corp.(a)	3,051

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
14	Waste Management, Inc.	$2,106

		17,058

	Communications Equipment — 0.4%
15	Arista Networks, Inc.(a)	1,865
92	Ciena Corp.(a)	6,100
432	Cisco Systems, Inc.	24,049
6	F5, Inc.(a)	1,246
52	Lumentum Holdings, Inc.(a)	5,277

		38,537

	Construction & Engineering — 0.1%
152	AECOM	10,508

	Consumer Finance — 1.0%
758	Ally Financial, Inc.	36,172
215	American Express Co.	38,661
206	Capital One Financial Corp.	30,227
103	Green Dot Corp., Class A(a)	3,266

		108,326

	Containers & Packaging — 0.1%
32	Ball Corp.	3,107
45	International Paper Co.	2,172
101	WestRock Co.	4,662

		9,941

	Distributors — 0.0%
28	Genuine Parts Co.	3,730

	Diversified Consumer Services — 0.1%
94	Service Corp. International	5,802

	Diversified Telecommunication Services — 0.1%
1,184	Lumen Technologies, Inc.	14,634

	Electric Utilities — 0.3%
103	American Electric Power Co., Inc.	9,311
16	Edison International	1,005
29	Eversource Energy	2,595
51	IDACORP, Inc.	5,621
94	NextEra Energy, Inc.	7,344
31	PPL Corp.	920

		26,796

	Electrical Equipment — 0.4%
20	Acuity Brands, Inc.	3,830
41	Eaton Corp. PLC	6,496
28	Emerson Electric Co.	2,575
35	Hubbell, Inc.	6,555
323	Plug Power, Inc.(a)	7,064
35	Rockwell Automation, Inc.	10,123
415	Sunrun, Inc.(a)	10,761

		47,404

	Electronic Equipment, Instruments & Components — 0.5%
94	Avnet, Inc.	3,794
7	CDW Corp.	1,323
100	Cognex Corp.	6,646
22	Coherent, Inc.(a)	5,687
59	Corning, Inc.	2,480
103	Itron, Inc.(a)	6,386
6	Keysight Technologies, Inc.(a)	1,013
20	Littelfuse, Inc.	5,399
19	Rogers Corp.(a)	5,186
78	TE Connectivity Ltd.	11,155
9	Trimble, Inc.(a)	650
176	Vishay Intertechnology, Inc.	3,645

		53,364

	Energy Equipment & Services — 0.3%
491	Archrock, Inc.	4,144
55	Baker Hughes Co.	1,509
222	ChampionX Corp.(a)	4,973
551	Schlumberger NV	21,528

		32,154

	Entertainment — 0.9%
35	Activision Blizzard, Inc.	2,765
82	Electronic Arts, Inc.	10,878
59	Netflix, Inc.(a)	25,201
87	Take-Two Interactive Software, Inc.(a)	14,211
310	Walt Disney Co. (The)(a)	44,321

		97,376

	Food & Staples Retailing — 0.3%
76	BJ’s Wholesale Club Holdings, Inc.(a)	4,672
2	Costco Wholesale Corp.	1,010
45	Kroger Co. (The)	1,961
237	SpartanNash Co.	5,823
113	Sysco Corp.	8,831
59	Walgreens Boots Alliance, Inc.	2,936
31	Walmart, Inc.	4,334

		29,567

	Food Products — 0.3%
65	Campbell Soup Co.	2,868
94	Darling Ingredients, Inc.(a)	5,994
48	General Mills, Inc.	3,297
97	Hain Celestial Group, Inc. (The)(a)	3,543
44	Hormel Foods Corp.	2,089
51	Ingredion, Inc.	4,830
14	J.M. Smucker Co. (The)	1,968
20	Kellogg Co.	1,260
12	McCormick & Co., Inc.	1,204
41	Mondelez International, Inc., Class A	2,748

		29,801

	Gas Utilities — 0.2%
172	New Jersey Resources Corp.	6,916
57	ONE Gas, Inc.	4,440
125	UGI Corp.	5,669

		17,025

	Health Care Equipment & Supplies — 0.7%
4	Align Technology, Inc.(a)	1,980
11	Baxter International, Inc.	940
23	Becton Dickinson & Co.	5,845
6	Cooper Cos., Inc. (The)	2,390
4	DexCom, Inc.(a)	1,722
24	Edwards Lifesciences Corp.(a)	2,621
55	Globus Medical, Inc., Class A(a)	3,670
59	Haemonetics Corp.(a)	2,853
16	Hologic, Inc.(a)	1,124
42	Intuitive Surgical, Inc.(a)	11,935
42	Merit Medical Systems, Inc.(a)	2,329
27	Penumbra, Inc.(a)	6,102
25	STAAR Surgical Co.(a)	1,818
86	STERIS PLC	19,298
9	Stryker Corp.	2,232
35	Tandem Diabetes Care, Inc.(a)	4,134

		70,993

	Health Care Providers & Services — 1.3%
19	Amedisys, Inc.(a)	2,567
8	Anthem, Inc.	3,528
39	Centene Corp.(a)	3,033
13	Chemed Corp.	6,096

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
13	Cigna Corp.	$2,996
197	CVS Health Corp.	20,982
48	DaVita, Inc.(a)	5,202
50	Encompass Health Corp.	3,102
187	HCA Healthcare, Inc.	44,889
28	Henry Schein, Inc.(a)	2,108
60	Humana, Inc.	23,550
7	Laboratory Corp. of America Holdings(a)	1,900
133	MEDNAX, Inc.(a)	3,252
30	Molina Healthcare, Inc.(a)	8,714
14	Quest Diagnostics, Inc.	1,890
133	Select Medical Holdings Corp.	3,090

		136,899

	Health Care Technology — 0.1%
324	Allscripts Healthcare Solutions, Inc.(a)	6,551
14	Cerner Corp.	1,277

		7,828

	Hotels, Restaurants & Leisure — 1.2%
13	Booking Holdings, Inc.(a)	31,930
8	Expedia Group, Inc.(a)	1,466
107	Hilton Worldwide Holdings, Inc.(a)	15,527
60	Jack in the Box, Inc.	5,463
20	McDonald’s Corp.	5,189
94	Six Flags Entertainment Corp.(a)	3,712
267	Starbucks Corp.	26,251
128	Travel & Leisure Co.	7,270
197	Wendy’s Co. (The)	4,537
257	Yum China Holdings, Inc.	12,380
87	Yum! Brands, Inc.	10,890

		124,615

	Household Durables — 0.3%
26	DR Horton, Inc.	2,320
157	KB Home	6,633
62	Meritage Homes Corp.(a)	6,326
205	PulteGroup, Inc.	10,802
212	Taylor Morrison Home Corp., Class A(a)	6,506

		32,587

	Household Products — 0.4%
4	Clorox Co. (The)	672
323	Colgate-Palmolive Co.	26,631
74	Kimberly-Clark Corp.	10,186
64	Procter & Gamble Co. (The)	10,269

		47,758

	Independent Power & Renewable Electricity Producers — 0.2%
70	AES Corp. (The)	1,553
172	NextEra Energy Partners LP	12,938
134	Sunnova Energy International, Inc.(a)	2,634

		17,125

	Industrial Conglomerates — 0.2%
26	3M Co.	4,316
145	General Electric Co.	13,700
25	Honeywell International, Inc.	5,112

		23,128

	Insurance — 1.2%
21	Aflac, Inc.	1,319
26	Allstate Corp. (The)	3,137
392	American International Group, Inc.	22,638
28	Chubb Ltd.	5,524
90	First American Financial Corp.	6,706
33	Hanover Insurance Group, Inc. (The)	4,553
	Insurance — continued
269	Hartford Financial Services Group, Inc. (The)	19,333
39	Marsh & McLennan Cos., Inc.	5,992
15	MetLife, Inc.	1,006
46	Prudential Financial, Inc.	5,132
168	Reinsurance Group of America, Inc.	19,292
97	Selective Insurance Group, Inc.	7,653
29	Travelers Cos., Inc. (The)	4,819
77	Willis Towers Watson PLC	18,015

		125,119

	Interactive Media & Services — 1.7%
12	Alphabet, Inc., Class A(a)	32,473
24	Alphabet, Inc., Class C(a)	65,135
252	Meta Platforms, Inc., Class A(a)	78,941
15	Twitter, Inc.(a)	563

		177,112

	Internet & Direct Marketing Retail — 1.1%
125	Alibaba Group Holding Ltd., Sponsored ADR(a)	15,724
24	Amazon.com, Inc.(a)	71,795
424	eBay, Inc.	25,470
571	Qurate Retail, Inc., Class A	4,014

		117,003

	IT Services — 2.0%
7	Accenture PLC, Class A	2,475
108	Automatic Data Processing, Inc.	22,266
47	Cognizant Technology Solutions Corp., Class A	4,015
518	DXC Technology Co.(a)	15,581
218	Fiserv, Inc.(a)	23,043
71	Gartner, Inc.(a)	20,866
57	International Business Machines Corp.	7,614
5	Kyndryl Holdings, Inc.(a)	84
88	MasterCard, Inc., Class A	34,001
33	Paychex, Inc.	3,886
21	PayPal Holdings, Inc.(a)	3,611
36	Perficient, Inc.(a)	3,774
8	VeriSign, Inc.(a)	1,737
279	Visa, Inc., Class A	63,101
26	WEX, Inc.(a)	4,186

		210,240

	Life Sciences Tools & Services — 0.5%
31	Agilent Technologies, Inc.	4,319
24	Danaher Corp.	6,859
66	Illumina, Inc.(a)	23,022
106	NeoGenomics, Inc.(a)	2,389
29	Repligen Corp.(a)	5,752
13	Thermo Fisher Scientific, Inc.	7,557
8	Waters Corp.(a)	2,561

		52,459

	Machinery — 1.0%
66	AGCO Corp.	7,735
36	Caterpillar, Inc.	7,256
27	Chart Industries, Inc.(a)	3,291
47	Cummins, Inc.	10,381
76	Deere & Co.	28,606
25	Illinois Tool Works, Inc.	5,848
88	ITT, Inc.	8,089
107	Kennametal, Inc.	3,699
69	Oshkosh Corp.	7,853
15	Otis Worldwide Corp.	1,281
116	PACCAR, Inc.	10,787
15	Parker-Hannifin Corp.	4,650
87	Terex Corp.	3,630

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
77	Toro Co. (The)	$7,437

		110,543

	Media — 1.1%
5	Cable One, Inc.	7,724
59	Charter Communications, Inc., Class A(a)	35,007
627	Comcast Corp., Class A	31,344
338	Discovery, Inc., Class A(a)	9,433
288	Interpublic Group of Cos., Inc. (The)	10,235
91	New York Times Co. (The), Class A	3,643
566	News Corp., Class A	12,588
118	Omnicom Group, Inc.	8,892
48	ViacomCBS, Inc., Class B	1,606

		120,472

	Metals & Mining — 0.2%
79	Alcoa Corp.	4,480
280	Cleveland-Cliffs, Inc.(a)	4,799
158	Commercial Metals Co.	5,284
23	Newmont Corp.	1,407
11	Nucor Corp.	1,115
44	Reliance Steel & Aluminum Co.	6,727

		23,812

	Multi-Utilities — 0.1%
67	Consolidated Edison, Inc.	5,792
27	DTE Energy Co.	3,252
17	Sempra Energy	2,349
15	WEC Energy Group, Inc.	1,455

		12,848

	Multiline Retail — 0.2%
190	Macy’s, Inc.	4,864
61	Target Corp.	13,446

		18,310

	Oil, Gas & Consumable Fuels — 1.4%
588	Antero Midstream Corp.	5,851
677	APA Corp.	22,483
46	Chevron Corp.	6,041
349	ConocoPhillips	30,928
121	Diamondback Energy, Inc.	15,265
79	DTE Midstream LLC(a)	4,084
328	EOG Resources, Inc.	36,566
157	EQT Corp.(a)	3,336
106	Exxon Mobil Corp.	8,052
175	Kinder Morgan, Inc.	3,038
150	Marathon Oil Corp.	2,921
858	Southwestern Energy Co.(a)	3,775
35	Valero Energy Corp.	2,904

		145,244

	Paper & Forest Products — 0.1%
77	Louisiana-Pacific Corp.	5,116

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	935

	Pharmaceuticals — 1.2%
358	Bristol-Myers Squibb Co.	23,231
38	Jazz Pharmaceuticals PLC(a)	5,279
68	Johnson & Johnson	11,716
153	Merck & Co., Inc.	12,466
283	Novartis AG, Sponsored ADR	24,595
107	Novo Nordisk A/S, Sponsored ADR	10,686
170	Pfizer, Inc.	8,957
493	Roche Holding AG, Sponsored ADR	23,955
164	Viatris, Inc.	2,455
	Pharmaceuticals — continued
18	Zoetis, Inc.	3,596

		126,936

	Professional Services — 0.2%
70	Exponent, Inc.	6,649
8	IHS Markit Ltd.	934
71	Korn Ferry	4,713
41	ManpowerGroup, Inc.	4,300

		16,596

	Real Estate Management & Development — 0.2%
155	CBRE Group, Inc., Class A(a)	15,708
36	Jones Lang LaSalle, Inc.(a)	9,028

		24,736

	REITs – Apartments — 0.2%
128	American Campus Communities, Inc.	6,689
9	AvalonBay Communities, Inc.	2,198
85	Camden Property Trust	13,608
45	Equity Residential	3,993

		26,488

	REITs – Diversified — 0.3%
34	American Tower Corp.	8,551
27	Crown Castle International Corp.	4,928
61	CyrusOne, Inc.	5,481
10	Digital Realty Trust, Inc.	1,492
5	Equinix, Inc.	3,625
91	Weyerhaeuser Co.	3,679

		27,756

	REITs – Health Care — 0.0%
22	Ventas, Inc.	1,166
30	Welltower, Inc.	2,599

		3,765

	REITs – Hotels — 0.0%
79	Host Hotels & Resorts, Inc.(a)	1,370

	REITs – Mortgage — 0.1%
202	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,379

	REITs – Office Property — 0.3%
637	Brandywine Realty Trust	8,192
312	Corporate Office Properties Trust	7,881
217	Douglas Emmett, Inc.	6,775
289	Easterly Government Properties, Inc.	6,060
96	Kilroy Realty Corp.	6,144

		35,052

	REITs – Regional Malls — 0.0%
214	Macerich Co. (The)	3,540

	REITs – Shopping Centers — 0.1%
515	Brixmor Property Group, Inc.	13,060

	REITs – Warehouse/Industrials — 0.1%
53	ProLogis, Inc.	8,311

	Road & Rail — 0.2%
16	Avis Budget Group, Inc.(a)	2,819
5	Canadian Pacific Railway Ltd.	357
82	CSX Corp.	2,806
27	Norfolk Southern Corp.	7,344
54	Ryder System, Inc.	3,952
21	Union Pacific Corp.	5,135

		22,413

	Semiconductors & Semiconductor Equipment — 2.0%
45	Advanced Micro Devices, Inc.(a)	5,141

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
23	Analog Devices, Inc.	$3,771
35	Applied Materials, Inc.	4,836
54	Cirrus Logic, Inc.(a)	4,830
35	Enphase Energy, Inc.(a)	4,917
146	First Solar, Inc.(a)	11,444
268	Intel Corp.	13,084
7	Lam Research Corp.	4,129
86	Micron Technology, Inc.	7,075
357	NVIDIA Corp.	87,415
199	QUALCOMM, Inc.	34,976
47	Silicon Laboratories, Inc.(a)	7,764
24	Synaptics, Inc.(a)	5,048
67	Texas Instruments, Inc.	12,026
29	Universal Display Corp.	4,452
54	Wolfspeed, Inc.(a)	5,089

		215,997

	Software — 2.8%
18	Adobe, Inc.(a)	9,617
163	Autodesk, Inc.(a)	40,716
42	Blackbaud, Inc.(a)	2,862
85	CommVault Systems, Inc.(a)	5,734
15	Fair Isaac Corp.(a)	7,425
193	Microsoft Corp.	60,019
122	NCR Corp.(a)	4,643
540	NortonLifeLock, Inc.	14,045
728	Oracle Corp.	59,085
29	Paylocity Holding Corp.(a)	5,916
38	Qualys, Inc.(a)	4,869
162	salesforce.com, Inc.(a)	37,686
60	SPS Commerce, Inc.(a)	7,431
171	Workday, Inc., Class A(a)	43,265

		303,313

	Specialty Retail — 0.6%
129	American Eagle Outfitters, Inc.	2,945
26	Asbury Automotive Group, Inc.(a)	4,185
3	AutoZone, Inc.(a)	5,959
37	Best Buy Co., Inc.	3,673
57	Boot Barn Holdings, Inc.(a)	5,242
34	Five Below, Inc.(a)	5,576
16	GameStop Corp., Class A(a)	1,743
14	Home Depot, Inc. (The)	5,138
22	Lithia Motors, Inc.	6,427
58	Lowe’s Cos., Inc.	13,766
49	TJX Cos., Inc. (The)	3,527
13	Tractor Supply Co.	2,838
6	Ulta Beauty, Inc.(a)	2,183
37	Williams-Sonoma, Inc.	5,940

		69,142

	Technology Hardware, Storage & Peripherals — 0.1%
118	Hewlett Packard Enterprise Co.	1,927
110	HP, Inc.	4,040
70	Seagate Technology Holdings PLC	7,501

		13,468

	Textiles, Apparel & Luxury Goods — 0.4%
33	Crocs, Inc.(a)	3,386
22	Deckers Outdoor Corp.(a)	7,045
20	NIKE, Inc., Class B	2,961
873	Under Armour, Inc., Class A(a)	16,439
184	VF Corp.	11,999
112	Wolverine World Wide, Inc.	2,967

		44,797

	Thrifts & Mortgage Finance — 0.1%
159	Mr. Cooper Group, Inc.(a)	6,384

	Trading Companies & Distributors — 0.0%
35	GATX Corp.	3,656

	Water Utilities — 0.1%
23	American Water Works Co., Inc.	3,699
118	Essential Utilities, Inc.	5,751

		9,450

	Wireless Telecommunication Services — 0.1%
142	Shenandoah Telecommunications Co.	3,233
116	T-Mobile US, Inc.(a)	12,548

		15,781

	Total Common Stocks (Identified Cost $3,778,404)	4,120,044

Principal Amount
Bonds and Notes — 17.6%
	Automotive — 0.2%
$16,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	17,110
4,000	Lear Corp., 4.250%, 5/15/2029	4,317

		21,427

	Banking — 2.6%
17,000	American Express Co., 3.700%, 8/03/2023	17,562
19,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	19,703
15,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	15,608
10,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	10,355
21,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	20,110
16,000	Citigroup, Inc., 4.600%, 3/09/2026	17,325
5,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	5,003
17,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	17,789
17,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	17,449
20,000	KeyCorp, MTN, 2.550%, 10/01/2029	19,955
11,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	11,552
9,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	9,940
18,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	18,521
10,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	10,185
10,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	10,295
14,000	State Street Corp., 2.400%, 1/24/2030	13,968
19,000	Truist Bank, 3.200%, 4/01/2024	19,641
20,000	Westpac Banking Corp., 2.350%, 2/19/2025	20,335

		275,296

	Brokerage — 0.4%
20,000	BlackRock, Inc., 2.400%, 4/30/2030	19,781
20,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	18,810

		38,591

	Chemicals — 0.1%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	7,240

	Construction Machinery — 0.2%
20,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	19,837

	Consumer Cyclical Services — 0.1%
11,000	eBay, Inc., 3.800%, 3/09/2022	11,007

	Diversified Manufacturing — 0.2%
19,000	3M Co., 3.050%, 4/15/2030	19,923

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2025 Fund – (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — continued
$8,000	Emerson Electric Co., 2.000%, 12/21/2028	$7,801

		27,724

	Electric — 0.9%
16,000	Duke Energy Corp., 3.750%, 4/15/2024	16,606
21,000	Entergy Corp., 0.900%, 9/15/2025	20,074
10,000	Exelon Corp., 4.050%, 4/15/2030	10,810
19,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	18,277
7,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	7,284
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,244
17,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	17,670

		94,965

	Environmental — 0.1%
11,000	Republic Services, Inc., 1.450%, 2/15/2031	9,957
5,000	Waste Management, Inc., 2.950%, 6/01/2041	4,889

		14,846

	Finance Companies — 0.2%
10,000	Ares Capital Corp., 3.250%, 7/15/2025	10,185
12,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	11,633

		21,818

	Financial Other — 0.1%
13,000	ORIX Corp., 2.900%, 7/18/2022	13,122

	Food & Beverage — 0.7%
20,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	19,447
19,000	General Mills, Inc., 4.000%, 4/17/2025	20,091
20,000	Mondelez International, Inc., 2.750%, 4/13/2030	20,053
19,000	PepsiCo, Inc., 2.750%, 3/19/2030	19,531

		79,122

	Government Owned – No Guarantee — 0.4%
28,000	Federal National Mortgage Association, 6.625%, 11/15/2030	38,577

	Health Insurance — 0.3%
17,000	Anthem, Inc., 4.101%, 3/01/2028	18,430
14,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	18,203

		36,633

	Healthcare — 0.4%
10,000	Cigna Corp., 3.750%, 7/15/2023	10,314
5,000	CVS Health Corp., 4.300%, 3/25/2028	5,450
10,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	10,103
11,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	11,508
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	10,082

		47,457

	Integrated Energy — 0.5%
16,000	BP Capital Markets PLC, 3.814%, 2/10/2024	16,701
19,000	Exxon Mobil Corp., 2.992%, 3/19/2025	19,609
14,000	Shell International Finance BV, 6.375%, 12/15/2038	19,477

		55,787

	Life Insurance — 0.0%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,580

	Media Entertainment — 0.1%
9,000	ViacomCBS, Inc., 4.750%, 5/15/2025	9,678

	Midstream — 0.1%
16,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	16,676

	Mortgage Related — 3.1%
60,000	FHLMC, 2.500%, 2/01/2052	59,952
	Mortgage Related — continued
4,959	FHLMC, 3.500%, 8/01/2049	5,177
94,083	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	91,858
88,526	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	88,465
67,608	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	69,249
11,783	FNMA, 3.500%, with various maturities in 2049(b)	12,298
2,937	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	3,101
3,564	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	3,808

		333,908

	Natural Gas — 0.2%
21,000	NiSource, Inc., 0.950%, 8/15/2025	20,091

	Pharmaceuticals — 0.5%
17,000	AbbVie, Inc., 3.600%, 5/14/2025	17,791
9,000	Biogen, Inc., 2.250%, 5/01/2030	8,481
20,000	Johnson & Johnson, 1.300%, 9/01/2030	18,537
6,000	Viatris, Inc., 3.850%, 6/22/2040	5,989

		50,798

	Property & Casualty Insurance — 0.2%
17,000	American International Group, Inc., 3.400%, 6/30/2030	17,837
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	5,134

		22,971

	Railroads — 0.2%
17,000	CSX Corp., 2.600%, 11/01/2026	17,371

	REITs – Apartments — 0.1%
10,000	Essex Portfolio LP, 3.000%, 1/15/2030	10,155

	REITs – Health Care — 0.1%
10,000	Welltower, Inc., 2.800%, 6/01/2031	9,874

	REITs – Office Property — 0.1%
9,000	Boston Properties LP, 2.750%, 10/01/2026	9,162

	REITs – Single Tenant — 0.1%
4,000	Realty Income Corp., 3.400%, 1/15/2028	4,186
5,000	Spirit Realty LP, 2.700%, 2/15/2032	4,797

		8,983

	REITs – Warehouse/Industrials — 0.1%
11,000	Prologis LP, 1.250%, 10/15/2030	9,922

	Restaurants — 0.2%
18,000	Starbucks Corp., 2.250%, 3/12/2030	17,406

	Retailers — 0.1%
9,000	Amazon.com, Inc., 3.875%, 8/22/2037	10,048

	Technology — 1.1%
17,000	Apple, Inc., 2.500%, 2/09/2025	17,388
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,896
8,000	Broadcom, Inc., 4.110%, 9/15/2028	8,515
10,000	HP, Inc., 3.000%, 6/17/2027	10,243
10,000	Intel Corp., 2.450%, 11/15/2029	9,972
18,000	International Business Machines Corp., 4.000%, 6/20/2042	19,598
9,000	NVIDIA Corp., 2.850%, 4/01/2030	9,242
18,000	Oracle Corp., 2.950%, 5/15/2025	18,382
21,000	QUALCOMM, Inc., 1.650%, 5/20/2032	19,189

		114,425

	Treasuries — 3.4%
22,000	U.S. Treasury Bond, 2.250%, 5/15/2041	22,248
17,000	U.S. Treasury Bond, 2.500%, 5/15/2046	18,021

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2025 Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — continued
$45,000	U.S. Treasury Bond, 2.875%, 11/15/2046	$51,073
49,000	U.S. Treasury Bond, 3.000%, 5/15/2045	56,266
25,000	U.S. Treasury Bond, 3.000%, 2/15/2048	29,288
43,000	U.S. Treasury Bond, 3.000%, 2/15/2049	50,755
82,000	U.S. Treasury Note, 0.375%, 11/30/2025	78,499
56,000	U.S. Treasury Note, 2.125%, 12/31/2022	56,682

		362,832

	Utility Other — 0.1%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	9,975

	Wireless — 0.2%
15,000	Vodafone Group PLC, 6.150%, 2/27/2037	19,395

	Wirelines — 0.2%
8,000	AT&T, Inc., 3.650%, 6/01/2051	7,820
6,000	AT&T, Inc., 5.250%, 3/01/2037	7,095
12,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	12,247

		27,162

	Total Bonds and Notes (Identified Cost $1,955,131)	1,887,861

Shares
Exchange-Traded Funds — 5.3%
7,374	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $546,408)	563,668

Mutual Funds — 7.9%
16,922	WCM Focused Emerging Markets Fund, Institutional Class	295,289
22,861	WCM Focused International Growth Fund, Institutional Class	554,379

	Total Mutual Funds (Identified Cost $888,801)	849,668

Affiliated Mutual Funds — 28.0%
56,917	Loomis Sayles Inflation Protected Securities Fund, Class N	661,947
79,624	Loomis Sayles Limited Term Government and Agency Fund, Class N	897,367
89,521	Mirova Global Green Bond Fund, Class N	893,422
42,240	Mirova International Sustainable Equity Fund, Class N	552,500

	Total Affiliated Mutual Funds (Identified Cost $3,133,314)	3,005,236

Principal Amount
Short-Term Investments — 3.0%
$324,989	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2022 at 0.000% to be repurchased at $324,989 on 2/01/2022 collateralized by $285,000 U.S. Treasury Inflation Indexed Note, 0.500% due 4/15/2024 valued at $331,770 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $324,989)	324,989

	Total Investments — 100.3% (Identified Cost $10,627,047)	10,751,466
	Other assets less liabilities — (0.3)%	(36,950)

	Net Assets — 100.0%	$10,714,516

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of Rule 144A holdings amounted to $13,448 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2022

Equity	56.8%
Fixed Income	40.5
Short-Term Investments	3.0

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 43.6% of Net Assets
	Aerospace & Defense — 0.8%
47	Axon Enterprise, Inc.(a)	$6,577
363	Boeing Co. (The)(a)	72,687
72	General Dynamics Corp.	15,271
8	L3Harris Technologies, Inc.	1,674
14	Lockheed Martin Corp.	5,448
65	Moog, Inc., Class A	4,956
132	Raytheon Technologies Corp.	11,905

		118,518

	Air Freight & Logistics — 0.4%
240	Expeditors International of Washington, Inc.	27,475
14	FedEx Corp.	3,442
80	GXO Logistics, Inc.(a)	6,497
85	United Parcel Service, Inc., Class B	17,188

		54,602

	Airlines — 0.1%
210	Delta Air Lines, Inc.(a)	8,335
678	JetBlue Airways Corp.(a)	9,919

		18,254

	Auto Components — 0.2%
17	Aptiv PLC(a)	2,322
454	BorgWarner, Inc.	19,908
458	Dana, Inc.	9,920
61	Visteon Corp.(a)	6,192

		38,342

	Automobiles — 0.5%
222	Ford Motor Co.	4,506
470	General Motors Co.(a)	24,783
36	Tesla, Inc.(a)	33,722
64	Thor Industries, Inc.	6,054

		69,065

	Banks — 2.5%
328	Ameris Bancorp	16,174
299	Bancorp, Inc. (The)(a)	8,916
811	Bank of America Corp.	37,419
317	Cadence Bank	9,881
734	Citigroup, Inc.	47,798
294	Citizens Financial Group, Inc.	15,132
154	Cullen/Frost Bankers, Inc.	21,716
114	Fifth Third Bancorp	5,088
1,498	FNB Corp.	19,354
1,045	Fulton Financial Corp.	18,758
598	Huntington Bancshares, Inc.	9,006
281	International Bancshares Corp.	11,810
45	JPMorgan Chase & Co.	6,687
657	KeyCorp	16,464
55	M&T Bank Corp.	9,316
43	PNC Financial Services Group, Inc. (The)	8,858
397	Regions Financial Corp.	9,107
399	Truist Financial Corp.	25,065
435	Trustmark Corp.	14,172
224	U.S. Bancorp	13,035
265	Webster Financial Corp.	15,055
628	Wells Fargo & Co.	33,786
116	Wintrust Financial Corp.	11,376

		383,973

	Beverages — 1.3%
295	Coca-Cola Co. (The)	17,998
133	Constellation Brands, Inc., Class A	31,621
1,678	Keurig Dr Pepper, Inc.	63,680
	Beverages — continued
768	Monster Beverage Corp.(a)	66,601
92	PepsiCo, Inc.	15,964

		195,864

	Biotechnology — 1.4%
128	AbbVie, Inc.	17,522
255	Alnylam Pharmaceuticals, Inc.(a)	35,088
60	Amgen, Inc.	13,628
86	Arrowhead Pharmaceuticals, Inc.(a)	4,537
13	Biogen, Inc.(a)	2,938
199	BioMarin Pharmaceutical, Inc.(a)	17,637
273	CRISPR Therapeutics AG(a)	17,404
42	Ligand Pharmaceuticals, Inc.(a)	5,235
68	Moderna, Inc.(a)	11,514
76	Neurocrine Biosciences, Inc.(a)	6,006
136	Regeneron Pharmaceuticals, Inc.(a)	82,768

		214,277

	Building Products — 0.4%
123	Builders FirstSource, Inc.(a)	8,363
45	Carlisle Cos., Inc.	10,055
60	Carrier Global Corp.	2,861
49	Johnson Controls International PLC	3,561
45	Lennox International, Inc.	12,763
135	Owens Corning	11,974
88	Trex Co., Inc.(a)	8,049

		57,626

	Capital Markets — 2.6%
18	Ameriprise Financial, Inc.	5,478
663	Bank of New York Mellon Corp. (The)	39,289
10	BlackRock, Inc.	8,229
809	Charles Schwab Corp. (The)	70,949
26	CME Group, Inc.	5,967
68	FactSet Research Systems, Inc.	28,688
99	Goldman Sachs Group, Inc. (The)	35,113
263	Intercontinental Exchange, Inc.	33,312
226	Janus Henderson Group PLC	8,339
267	KKR & Co., Inc.	19,000
31	Moody’s Corp.	10,633
53	Morgan Stanley	5,435
56	MSCI, Inc.	30,023
83	Northern Trust Corp.	9,681
7	S&P Global, Inc.	2,907
426	SEI Investments Co.	24,968
446	State Street Corp.	42,147
9	T. Rowe Price Group, Inc.	1,390
44	Virtus Investment Partners, Inc.	11,514

		393,062

	Chemicals — 0.5%
288	Dow, Inc.	17,202
40	DuPont de Nemours, Inc.	3,064
13	Ecolab, Inc.	2,463
123	HB Fuller Co.	8,828
87	Innospec, Inc.	8,088
15	International Flavors & Fragrances, Inc.	1,979
30	Linde PLC	9,560
104	Minerals Technologies, Inc.	7,277
12	PPG Industries, Inc.	1,874
14	Sherwin-Williams Co. (The)	4,011
58	Stepan Co.	6,389

		70,735

	Commercial Services & Supplies — 0.2%
63	MSA Safety, Inc.	8,656

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
75	Tetra Tech, Inc.	$10,439
126	Viad Corp.(a)	4,747
22	Waste Management, Inc.	3,310

		27,152

	Communications Equipment — 0.4%
26	Arista Networks, Inc.(a)	3,232
149	Ciena Corp.(a)	9,880
729	Cisco Systems, Inc.	40,583
11	F5, Inc.(a)	2,284
83	Lumentum Holdings, Inc.(a)	8,423

		64,402

	Construction & Engineering — 0.1%
245	AECOM	16,937

	Consumer Finance — 1.1%
1,221	Ally Financial, Inc.	58,266
340	American Express Co.	61,139
337	Capital One Financial Corp.	49,448
167	Green Dot Corp., Class A(a)	5,295

		174,148

	Containers & Packaging — 0.1%
49	Ball Corp.	4,758
67	International Paper Co.	3,233
170	WestRock Co.	7,847

		15,838

	Distributors — 0.0%
44	Genuine Parts Co.	5,862

	Diversified Consumer Services — 0.1%
152	Service Corp. International	9,381

	Diversified Telecommunication Services — 0.2%
1,904	Lumen Technologies, Inc.	23,533

	Electric Utilities — 0.3%
163	American Electric Power Co., Inc.	14,735
26	Edison International	1,633
44	Eversource Energy	3,938
83	IDACORP, Inc.	9,148
161	NextEra Energy, Inc.	12,577
56	PPL Corp.	1,662

		43,693

	Electrical Equipment — 0.5%
31	Acuity Brands, Inc.	5,937
66	Eaton Corp. PLC	10,456
45	Emerson Electric Co.	4,138
57	Hubbell, Inc.	10,676
526	Plug Power, Inc.(a)	11,504
55	Rockwell Automation, Inc.	15,907
699	Sunrun, Inc.(a)	18,125

		76,743

	Electronic Equipment, Instruments & Components — 0.6%
158	Avnet, Inc.	6,377
9	CDW Corp.	1,702
161	Cognex Corp.	10,700
34	Coherent, Inc.(a)	8,788
115	Corning, Inc.	4,835
170	Itron, Inc.(a)	10,540
10	Keysight Technologies, Inc.(a)	1,688
32	Littelfuse, Inc.	8,639
30	Rogers Corp.(a)	8,189
127	TE Connectivity Ltd.	18,162
15	Trimble, Inc.(a)	1,082
	Electronic Equipment, Instruments & Components — continued
273	Vishay Intertechnology, Inc.	5,654

		86,356

	Energy Equipment & Services — 0.3%
819	Archrock, Inc.	6,912
83	Baker Hughes Co.	2,278
358	ChampionX Corp.(a)	8,019
909	Schlumberger NV	35,515

		52,724

	Entertainment — 1.0%
53	Activision Blizzard, Inc.	4,187
136	Electronic Arts, Inc.	18,042
94	Netflix, Inc.(a)	40,151
135	Take-Two Interactive Software, Inc.(a)	22,051
511	Walt Disney Co. (The)(a)	73,058

		157,489

	Food & Staples Retailing — 0.3%
119	BJ’s Wholesale Club Holdings, Inc.(a)	7,315
5	Costco Wholesale Corp.	2,526
68	Kroger Co. (The)	2,964
383	SpartanNash Co.	9,410
191	Sysco Corp.	14,927
88	Walgreens Boots Alliance, Inc.	4,379
50	Walmart, Inc.	6,990

		48,511

	Food Products — 0.3%
97	Campbell Soup Co.	4,280
151	Darling Ingredients, Inc.(a)	9,629
73	General Mills, Inc.	5,014
157	Hain Celestial Group, Inc. (The)(a)	5,735
66	Hormel Foods Corp.	3,133
83	Ingredion, Inc.	7,860
21	J.M. Smucker Co. (The)	2,952
38	Kellogg Co.	2,394
20	McCormick & Co., Inc.	2,006
63	Mondelez International, Inc., Class A	4,223

		47,226

	Gas Utilities — 0.2%
279	New Jersey Resources Corp.	11,219
95	ONE Gas, Inc.	7,399
203	UGI Corp.	9,206

		27,824

	Health Care Equipment & Supplies — 0.7%
5	Align Technology, Inc.(a)	2,475
25	Baxter International, Inc.	2,136
34	Becton Dickinson & Co.	8,641
11	Cooper Cos., Inc. (The)	4,381
5	DexCom, Inc.(a)	2,152
41	Edwards Lifesciences Corp.(a)	4,477
85	Globus Medical, Inc., Class A(a)	5,672
95	Haemonetics Corp.(a)	4,593
36	Hologic, Inc.(a)	2,529
68	Intuitive Surgical, Inc.(a)	19,324
64	Merit Medical Systems, Inc.(a)	3,549
44	Penumbra, Inc.(a)	9,945
40	STAAR Surgical Co.(a)	2,909
138	STERIS PLC	30,967
14	Stryker Corp.	3,473
56	Tandem Diabetes Care, Inc.(a)	6,614

		113,837

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 1.4%
28	Amedisys, Inc.(a)	$3,783
13	Anthem, Inc.	5,733
59	Centene Corp.(a)	4,588
21	Chemed Corp.	9,847
19	Cigna Corp.	4,379
318	CVS Health Corp.	33,870
78	DaVita, Inc.(a)	8,453
77	Encompass Health Corp.	4,777
296	HCA Healthcare, Inc.	71,055
42	Henry Schein, Inc.(a)	3,163
95	Humana, Inc.	37,287
11	Laboratory Corp. of America Holdings(a)	2,985
222	MEDNAX, Inc.(a)	5,428
49	Molina Healthcare, Inc.(a)	14,233
22	Quest Diagnostics, Inc.	2,970
214	Select Medical Holdings Corp.	4,971

		217,522

	Health Care Technology — 0.1%
524	Allscripts Healthcare Solutions, Inc.(a)	10,595
28	Cerner Corp.	2,554

		13,149

	Hotels, Restaurants & Leisure — 1.4%
23	Booking Holdings, Inc.(a)	56,491
15	Expedia Group, Inc.(a)	2,749
173	Hilton Worldwide Holdings, Inc.(a)	25,104
98	Jack in the Box, Inc.	8,923
32	McDonald’s Corp.	8,302
152	Six Flags Entertainment Corp.(a)	6,002
437	Starbucks Corp.	42,966
207	Travel & Leisure Co.	11,758
318	Wendy’s Co. (The)	7,324
430	Yum China Holdings, Inc.	20,713
148	Yum! Brands, Inc.	18,525

		208,857

	Household Durables — 0.3%
40	DR Horton, Inc.	3,569
254	KB Home	10,732
99	Meritage Homes Corp.(a)	10,101
321	PulteGroup, Inc.	16,913
342	Taylor Morrison Home Corp., Class A(a)	10,496

		51,811

	Household Products — 0.5%
9	Clorox Co. (The)	1,511
524	Colgate-Palmolive Co.	43,204
118	Kimberly-Clark Corp.	16,243
103	Procter & Gamble Co. (The)	16,526

		77,484

	Independent Power & Renewable Electricity Producers — 0.2%
115	AES Corp. (The)	2,551
276	NextEra Energy Partners LP	20,761
208	Sunnova Energy International, Inc.(a)	4,089

		27,401

	Industrial Conglomerates — 0.2%
41	3M Co.	6,807
235	General Electric Co.	22,203
40	Honeywell International, Inc.	8,179

		37,189

	Insurance — 1.4%
41	Aflac, Inc.	2,576
42	Allstate Corp. (The)	5,068
	Insurance — continued
658	American International Group, Inc.	38,000
44	Chubb Ltd.	8,680
146	First American Financial Corp.	10,878
55	Hanover Insurance Group, Inc. (The)	7,588
436	Hartford Financial Services Group, Inc. (The)	31,335
62	Marsh & McLennan Cos., Inc.	9,526
25	MetLife, Inc.	1,677
74	Prudential Financial, Inc.	8,256
301	Reinsurance Group of America, Inc.	34,564
156	Selective Insurance Group, Inc.	12,308
46	Travelers Cos., Inc. (The)	7,644
125	Willis Towers Watson PLC	29,245

		207,345

	Interactive Media & Services — 1.9%
20	Alphabet, Inc., Class A(a)	54,121
39	Alphabet, Inc., Class C(a)	105,845
411	Meta Platforms, Inc., Class A(a)	128,750
25	Twitter, Inc.(a)	938

		289,654

	Internet & Direct Marketing Retail — 1.2%
198	Alibaba Group Holding Ltd., Sponsored ADR(a)	24,906
39	Amazon.com, Inc.(a)	116,667
685	eBay, Inc.	41,148
826	Qurate Retail, Inc., Class A	5,807

		188,528

	IT Services — 2.2%
10	Accenture PLC, Class A	3,536
171	Automatic Data Processing, Inc.	35,255
74	Cognizant Technology Solutions Corp., Class A	6,321
827	DXC Technology Co.(a)	24,876
341	Fiserv, Inc.(a)	36,044
114	Gartner, Inc.(a)	33,503
94	International Business Machines Corp.	12,556
8	Kyndryl Holdings, Inc.(a)	135
141	MasterCard, Inc., Class A	54,480
54	Paychex, Inc.	6,359
32	PayPal Holdings, Inc.(a)	5,502
58	Perficient, Inc.(a)	6,080
13	VeriSign, Inc.(a)	2,823
459	Visa, Inc., Class A	103,812
42	WEX, Inc.(a)	6,761

		338,043

	Life Sciences Tools & Services — 0.5%
46	Agilent Technologies, Inc.	6,409
40	Danaher Corp.	11,432
109	Illumina, Inc.(a)	38,021
178	NeoGenomics, Inc.(a)	4,012
47	Repligen Corp.(a)	9,322
20	Thermo Fisher Scientific, Inc.	11,626
10	Waters Corp.(a)	3,201

		84,023

	Machinery — 1.2%
106	AGCO Corp.	12,423
57	Caterpillar, Inc.	11,489
42	Chart Industries, Inc.(a)	5,119
73	Cummins, Inc.	16,124
125	Deere & Co.	47,050
39	Illinois Tool Works, Inc.	9,123
141	ITT, Inc.	12,961
172	Kennametal, Inc.	5,946
112	Oshkosh Corp.	12,747

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
25	Otis Worldwide Corp.	$2,136
179	PACCAR, Inc.	16,645
23	Parker-Hannifin Corp.	7,130
135	Terex Corp.	5,632
123	Toro Co. (The)	11,879

		176,404

	Media — 1.3%
7	Cable One, Inc.	10,813
93	Charter Communications, Inc., Class A(a)	55,181
1,017	Comcast Corp., Class A	50,840
577	Discovery, Inc., Class A(a)	16,104
482	Interpublic Group of Cos., Inc. (The)	17,130
147	New York Times Co. (The), Class A	5,885
913	News Corp., Class A	20,305
198	Omnicom Group, Inc.	14,921
72	ViacomCBS, Inc., Class B	2,408

		193,587

	Metals & Mining — 0.2%
128	Alcoa Corp.	7,259
453	Cleveland-Cliffs, Inc.(a)	7,764
256	Commercial Metals Co.	8,561
35	Newmont Corp.	2,141
16	Nucor Corp.	1,622
71	Reliance Steel & Aluminum Co.	10,855

		38,202

	Multi-Utilities — 0.1%
107	Consolidated Edison, Inc.	9,250
44	DTE Energy Co.	5,299
27	Sempra Energy	3,731
28	WEC Energy Group, Inc.	2,717

		20,997

	Multiline Retail — 0.2%
307	Macy’s, Inc.	7,859
102	Target Corp.	22,484

		30,343

	Oil, Gas & Consumable Fuels — 1.5%
949	Antero Midstream Corp.	9,443
1,099	APA Corp.	36,498
73	Chevron Corp.	9,587
546	ConocoPhillips	48,387
195	Diamondback Energy, Inc.	24,601
127	DTE Midstream LLC(a)	6,566
532	EOG Resources, Inc.	59,307
253	EQT Corp.(a)	5,376
167	Exxon Mobil Corp.	12,685
283	Kinder Morgan, Inc.	4,913
226	Marathon Oil Corp.	4,400
1,381	Southwestern Energy Co.(a)	6,076
53	Valero Energy Corp.	4,398

		232,237

	Paper & Forest Products — 0.1%
125	Louisiana-Pacific Corp.	8,305

	Personal Products — 0.0%
5	Estee Lauder Cos., Inc. (The), Class A	1,559

	Pharmaceuticals — 1.4%
580	Bristol-Myers Squibb Co.	37,636
61	Jazz Pharmaceuticals PLC(a)	8,474
110	Johnson & Johnson	18,952
245	Merck & Co., Inc.	19,963
473	Novartis AG, Sponsored ADR	41,108
	Pharmaceuticals — continued
178	Novo Nordisk A/S, Sponsored ADR	17,777
286	Pfizer, Inc.	15,069
822	Roche Holding AG, Sponsored ADR	39,941
257	Viatris, Inc.	3,847
28	Zoetis, Inc.	5,594

		208,361

	Professional Services — 0.2%
113	Exponent, Inc.	10,733
13	IHS Markit Ltd.	1,518
115	Korn Ferry	7,634
66	ManpowerGroup, Inc.	6,921

		26,806

	Real Estate Management & Development — 0.3%
246	CBRE Group, Inc., Class A(a)	24,929
58	Jones Lang LaSalle, Inc.(a)	14,546

		39,475

	REITs – Apartments — 0.3%
206	American Campus Communities, Inc.	10,766
13	AvalonBay Communities, Inc.	3,175
137	Camden Property Trust	21,932
69	Equity Residential	6,122

		41,995

	REITs – Diversified — 0.3%
55	American Tower Corp.	13,833
46	Crown Castle International Corp.	8,395
99	CyrusOne, Inc.	8,895
17	Digital Realty Trust, Inc.	2,537
8	Equinix, Inc.	5,799
150	Weyerhaeuser Co.	6,065

		45,524

	REITs – Health Care — 0.0%
48	Ventas, Inc.	2,545
56	Welltower, Inc.	4,851

		7,396

	REITs – Hotels — 0.0%
146	Host Hotels & Resorts, Inc.(a)	2,532

	REITs – Mortgage — 0.1%
346	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,352

	REITs – Office Property — 0.4%
1,029	Brandywine Realty Trust	13,233
505	Corporate Office Properties Trust	12,756
351	Douglas Emmett, Inc.	10,958
467	Easterly Government Properties, Inc.	9,793
156	Kilroy Realty Corp.	9,984

		56,724

	REITs – Regional Malls — 0.0%
346	Macerich Co. (The)	5,723

	REITs – Shopping Centers — 0.1%
833	Brixmor Property Group, Inc.	21,125

	REITs – Warehouse/Industrials — 0.1%
85	ProLogis, Inc.	13,330

	Road & Rail — 0.2%
25	Avis Budget Group, Inc.(a)	4,404
11	Canadian Pacific Railway Ltd.	785
123	CSX Corp.	4,209
44	Norfolk Southern Corp.	11,968
87	Ryder System, Inc.	6,368

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — continued
35	Union Pacific Corp.	$8,559

		36,293

	Semiconductors & Semiconductor Equipment — 2.3%
74	Advanced Micro Devices, Inc.(a)	8,455
38	Analog Devices, Inc.	6,231
56	Applied Materials, Inc.	7,738
87	Cirrus Logic, Inc.(a)	7,781
56	Enphase Energy, Inc.(a)	7,866
246	First Solar, Inc.(a)	19,282
442	Intel Corp.	21,578
10	Lam Research Corp.	5,899
130	Micron Technology, Inc.	10,695
578	NVIDIA Corp.	141,529
328	QUALCOMM, Inc.	57,649
77	Silicon Laboratories, Inc.(a)	12,720
37	Synaptics, Inc.(a)	7,783
109	Texas Instruments, Inc.	19,564
49	Universal Display Corp.	7,522
87	Wolfspeed, Inc.(a)	8,199

		350,491

	Software — 3.2%
27	Adobe, Inc.(a)	14,426
269	Autodesk, Inc.(a)	67,194
67	Blackbaud, Inc.(a)	4,565
137	CommVault Systems, Inc.(a)	9,242
25	Fair Isaac Corp.(a)	12,375
318	Microsoft Corp.	98,892
197	NCR Corp.(a)	7,498
875	NortonLifeLock, Inc.	22,759
1,202	Oracle Corp.	97,554
46	Paylocity Holding Corp.(a)	9,383
59	Qualys, Inc.(a)	7,560
262	salesforce.com, Inc.(a)	60,949
97	SPS Commerce, Inc.(a)	12,013
281	Workday, Inc., Class A(a)	71,096

		495,506

	Specialty Retail — 0.7%
200	American Eagle Outfitters, Inc.	4,566
43	Asbury Automotive Group, Inc.(a)	6,922
5	AutoZone, Inc.(a)	9,932
59	Best Buy Co., Inc.	5,857
93	Boot Barn Holdings, Inc.(a)	8,553
57	Five Below, Inc.(a)	9,348
26	GameStop Corp., Class A(a)	2,832
23	Home Depot, Inc. (The)	8,440
35	Lithia Motors, Inc.	10,225
93	Lowe’s Cos., Inc.	22,074
78	TJX Cos., Inc. (The)	5,614
20	Tractor Supply Co.	4,366
10	Ulta Beauty, Inc.(a)	3,637
59	Williams-Sonoma, Inc.	9,472

		111,838

	Technology Hardware, Storage & Peripherals — 0.1%
177	Hewlett Packard Enterprise Co.	2,891
190	HP, Inc.	6,979
116	Seagate Technology Holdings PLC	12,429

		22,299

	Textiles, Apparel & Luxury Goods — 0.5%
51	Crocs, Inc.(a)	5,234
35	Deckers Outdoor Corp.(a)	11,208
	Textiles, Apparel & Luxury Goods — continued
31	NIKE, Inc., Class B	4,590
1,453	Under Armour, Inc., Class A(a)	27,360
296	VF Corp.	19,302
173	Wolverine World Wide, Inc.	4,583

		72,277

	Thrifts & Mortgage Finance — 0.1%
257	Mr. Cooper Group, Inc.(a)	10,319

	Trading Companies & Distributors — 0.0%
56	GATX Corp.	5,849

	Water Utilities — 0.1%
38	American Water Works Co., Inc.	6,111
191	Essential Utilities, Inc.	9,309

		15,420

	Wireless Telecommunication Services — 0.2%
229	Shenandoah Telecommunications Co.	5,214
179	T-Mobile US, Inc.(a)	19,363

		24,577

	Total Common Stocks (Identified Cost $5,923,601)	6,676,826

Principal Amount
Bonds and Notes — 14.5%
	Automotive — 0.2%
$20,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	21,388
6,000	Lear Corp., 4.250%, 5/15/2029	6,476

		27,864

	Banking — 2.1%
19,000	American Express Co., 3.700%, 8/03/2023	19,628
22,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	22,814
20,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	20,810
13,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	13,462
23,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	22,025
18,000	Citigroup, Inc., 4.600%, 3/09/2026	19,491
5,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	5,003
20,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	20,928
21,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	21,555
22,000	KeyCorp, MTN, 2.550%, 10/01/2029	21,951
11,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	11,552
12,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	13,253
21,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	21,608
13,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	13,240
13,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	13,384
16,000	State Street Corp., 2.400%, 1/24/2030	15,963
23,000	Truist Bank, 3.200%, 4/01/2024	23,776
24,000	Westpac Banking Corp., 2.350%, 2/19/2025	24,402

		324,845

	Brokerage — 0.3%
22,000	BlackRock, Inc., 2.400%, 4/30/2030	21,759
23,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	21,631

		43,390

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2030 Fund – (continued)

Principal Amount	Description	Value (†)
	Chemicals — 0.0%
$6,000	LYB International Finance BV, 5.250%, 7/15/2043	$7,240

	Construction Machinery — 0.2%
24,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	23,804

	Consumer Cyclical Services — 0.1%
13,000	eBay, Inc., 3.800%, 3/09/2022	13,009

	Diversified Manufacturing — 0.2%
21,000	3M Co., 3.050%, 4/15/2030	22,020
11,000	Emerson Electric Co., 2.000%, 12/21/2028	10,726

		32,746

	Electric — 0.8%
20,000	Duke Energy Corp., 3.750%, 4/15/2024	20,758
22,000	Entergy Corp., 0.900%, 9/15/2025	21,030
12,000	Exelon Corp., 4.050%, 4/15/2030	12,971
24,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	23,087
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	11,447
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	5,305
20,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	20,788

		115,386

	Environmental — 0.1%
12,000	Republic Services, Inc., 1.450%, 2/15/2031	10,862
6,000	Waste Management, Inc., 2.950%, 6/01/2041	5,867

		16,729

	Finance Companies — 0.2%
12,000	Ares Capital Corp., 3.250%, 7/15/2025	12,222
12,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	11,633

		23,855

	Financial Other — 0.1%
13,000	ORIX Corp., 2.900%, 7/18/2022	13,122

	Food & Beverage — 0.6%
24,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	23,336
19,000	General Mills, Inc., 4.000%, 4/17/2025	20,091
22,000	Mondelez International, Inc., 2.750%, 4/13/2030	22,059
21,000	PepsiCo, Inc., 2.750%, 3/19/2030	21,587

		87,073

	Government Owned – No Guarantee — 0.3%
30,000	Federal National Mortgage Association, 6.625%, 11/15/2030	41,332

	Health Insurance — 0.3%
19,000	Anthem, Inc., 4.101%, 3/01/2028	20,599
15,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	19,503

		40,102

	Healthcare — 0.3%
10,000	Cigna Corp., 3.750%, 7/15/2023	10,314
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,360
12,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	12,123
10,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	10,461
11,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	11,091

		48,349

	Integrated Energy — 0.4%
20,000	BP Capital Markets PLC, 3.814%, 2/10/2024	20,876
23,000	Exxon Mobil Corp., 2.992%, 3/19/2025	23,738
15,000	Shell International Finance BV, 6.375%, 12/15/2038	20,868

		65,482

	Life Insurance — 0.0%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	7,159

	Media Entertainment — 0.1%
10,000	ViacomCBS, Inc., 4.750%, 5/15/2025	10,753

	Midstream — 0.1%
20,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	20,845

	Mortgage Related — 2.3%
79,780	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	79,716
2,565	FHLMC, 3.000%, 6/01/2049	2,622
96,223	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	93,945
90,616	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	90,557
65,859	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	67,442
13,312	FNMA, 3.500%, with various maturities in 2049(b)	13,897
3,295	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	3,480
3,505	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	3,745

		355,404

	Natural Gas — 0.1%
23,000	NiSource, Inc., 0.950%, 8/15/2025	22,004

	Pharmaceuticals — 0.4%
19,000	AbbVie, Inc., 3.600%, 5/14/2025	19,884
10,000	Biogen, Inc., 2.250%, 5/01/2030	9,424
22,000	Johnson & Johnson, 1.300%, 9/01/2030	20,390
7,000	Viatris, Inc., 3.850%, 6/22/2040	6,987

		56,685

	Property & Casualty Insurance — 0.2%
19,000	American International Group, Inc., 3.400%, 6/30/2030	19,935
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	6,161

		26,096

	Railroads — 0.1%
21,000	CSX Corp., 2.600%, 11/01/2026	21,458

	REITs – Apartments — 0.1%
12,000	Essex Portfolio LP, 3.000%, 1/15/2030	12,186

	REITs – Health Care — 0.1%
12,000	Welltower, Inc., 2.800%, 6/01/2031	11,849

	REITs – Office Property — 0.1%
12,000	Boston Properties LP, 2.750%, 10/01/2026	12,215

	REITs – Single Tenant — 0.1%
6,000	Realty Income Corp., 3.400%, 1/15/2028	6,279
6,000	Spirit Realty LP, 2.700%, 2/15/2032	5,757

		12,036

	REITs – Warehouse/Industrials — 0.1%
14,000	Prologis LP, 1.250%, 10/15/2030	12,628

	Restaurants — 0.1%
22,000	Starbucks Corp., 2.250%, 3/12/2030	21,274

	Retailers — 0.1%
9,000	Amazon.com, Inc., 3.875%, 8/22/2037	10,048

	Technology — 0.8%
19,000	Apple, Inc., 2.500%, 2/09/2025	19,433
8,000	Broadcom, Inc., 4.110%, 9/15/2028	8,516
10,000	HP, Inc., 3.000%, 6/17/2027	10,244
12,000	Intel Corp., 2.450%, 11/15/2029	11,966
20,000	International Business Machines Corp., 4.000%, 6/20/2042	21,775

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2030 Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — continued
$13,000	NVIDIA Corp., 2.850%, 4/01/2030	$13,350
20,000	Oracle Corp., 2.950%, 5/15/2025	20,424
22,000	QUALCOMM, Inc., 1.650%, 5/20/2032	20,103

		125,811

	Treasuries — 3.1%
24,000	U.S. Treasury Bond, 2.250%, 5/15/2041	24,270
24,000	U.S. Treasury Bond, 2.500%, 5/15/2046	25,441
53,000	U.S. Treasury Bond, 2.875%, 11/15/2046	60,153
57,000	U.S. Treasury Bond, 3.000%, 5/15/2045	65,452
33,000	U.S. Treasury Bond, 3.000%, 2/15/2048	38,660
52,000	U.S. Treasury Bond, 3.000%, 2/15/2049	61,378
107,000	U.S. Treasury Note, 0.375%, 11/30/2025	102,432
100,000	U.S. Treasury Note, 2.125%, 12/31/2022	101,219

		479,005

	Utility Other — 0.1%
12,000	Essential Utilities, Inc., 4.276%, 5/01/2049	13,300

	Wireless — 0.1%
17,000	Vodafone Group PLC, 6.150%, 2/27/2037	21,981

	Wirelines — 0.2%
10,000	AT&T, Inc., 3.650%, 6/01/2051	9,775
7,000	AT&T, Inc., 5.250%, 3/01/2037	8,278
19,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	19,391

		37,444

	Total Bonds and Notes (Identified Cost $2,267,622)	2,214,509

Shares
Exchange-Traded Funds — 6.1%
12,184	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $890,809)	931,345

Mutual Funds — 9.2%
26,243	WCM Focused Emerging Markets Fund, Institutional Class	457,936
38,933	WCM Focused International Growth Fund, Institutional Class	944,132

	Total Mutual Funds (Identified Cost $1,451,017)	1,402,068

Affiliated Mutual Funds — 23.2%
66,617	Loomis Sayles Inflation Protected Securities Fund, Class N	774,757
72,100	Loomis Sayles Limited Term Government and Agency Fund, Class N	812,570
103,079	Mirova Global Green Bond Fund, Class N	1,028,726
71,673	Mirova International Sustainable Equity Fund, Class N	937,483

	Total Affiliated Mutual Funds (Identified Cost $3,654,075)	3,553,536

Principal Amount	Description	Value (†)
Short-Term Investments — 4.1%
$636,729	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2022 at 0.000% to be repurchased at $636,729 on 2/01/2022 collateralized by $558,300 U.S. Treasury Inflation Indexed Note, 0.500% due 4/15/2024 valued at $649,921 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $636,729)	$636,729

	Total Investments — 100.7% (Identified Cost $14,823,853)	15,415,013
	Other assets less liabilities — (0.7)%	(111,150)

	Net Assets — 100.0%	$15,303,863

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of Rule 144A holdings amounted to $11,552 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2022

Equity	65.0%
Fixed Income	31.6
Short-Term Investments	4.1

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 49.9% of Net Assets
	Aerospace & Defense — 0.9%
47	Axon Enterprise, Inc.(a)	$6,577
358	Boeing Co. (The)(a)	71,686
74	General Dynamics Corp.	15,695
9	L3Harris Technologies, Inc.	1,884
14	Lockheed Martin Corp.	5,448
66	Moog, Inc., Class A	5,032
133	Raytheon Technologies Corp.	11,995

		118,317

	Air Freight & Logistics — 0.4%
227	Expeditors International of Washington, Inc.	25,987
16	FedEx Corp.	3,934
77	GXO Logistics, Inc.(a)	6,253
82	United Parcel Service, Inc., Class B	16,581

		52,755

	Airlines — 0.1%
216	Delta Air Lines, Inc.(a)	8,573
659	JetBlue Airways Corp.(a)	9,641

		18,214

	Auto Components — 0.3%
18	Aptiv PLC(a)	2,458
462	BorgWarner, Inc.	20,259
444	Dana, Inc.	9,617
59	Visteon Corp.(a)	5,989

		38,323

	Automobiles — 0.5%
229	Ford Motor Co.	4,649
474	General Motors Co.(a)	24,994
36	Tesla, Inc.(a)	33,722
62	Thor Industries, Inc.	5,864

		69,229

	Banks — 2.9%
319	Ameris Bancorp	15,730
290	Bancorp, Inc. (The)(a)	8,648
831	Bank of America Corp.	38,342
307	Cadence Bank	9,569
759	Citigroup, Inc.	49,426
291	Citizens Financial Group, Inc.	14,978
149	Cullen/Frost Bankers, Inc.	21,010
115	Fifth Third Bancorp	5,132
1,432	FNB Corp.	18,501
998	Fulton Financial Corp.	17,914
585	Huntington Bancshares, Inc.	8,810
273	International Bancshares Corp.	11,474
46	JPMorgan Chase & Co.	6,836
645	KeyCorp	16,164
54	M&T Bank Corp.	9,147
43	PNC Financial Services Group, Inc. (The)	8,858
386	Regions Financial Corp.	8,855
390	Truist Financial Corp.	24,500
423	Trustmark Corp.	13,781
221	U.S. Bancorp	12,860
257	Webster Financial Corp.	14,600
647	Wells Fargo & Co.	34,809
113	Wintrust Financial Corp.	11,082

		381,026

	Beverages — 1.5%
299	Coca-Cola Co. (The)	18,242
137	Constellation Brands, Inc., Class A	32,572
1,716	Keurig Dr Pepper, Inc.	65,122
	Beverages — continued
728	Monster Beverage Corp.(a)	63,132
91	PepsiCo, Inc.	15,790

		194,858

	Biotechnology — 1.6%
125	AbbVie, Inc.	17,111
244	Alnylam Pharmaceuticals, Inc.(a)	33,574
60	Amgen, Inc.	13,628
82	Arrowhead Pharmaceuticals, Inc.(a)	4,326
14	Biogen, Inc.(a)	3,164
185	BioMarin Pharmaceutical, Inc.(a)	16,397
253	CRISPR Therapeutics AG(a)	16,129
42	Ligand Pharmaceuticals, Inc.(a)	5,234
66	Moderna, Inc.(a)	11,176
73	Neurocrine Biosciences, Inc.(a)	5,769
132	Regeneron Pharmaceuticals, Inc.(a)	80,334

		206,842

	Building Products — 0.4%
116	Builders FirstSource, Inc.(a)	7,887
44	Carlisle Cos., Inc.	9,831
64	Carrier Global Corp.	3,052
41	Johnson Controls International PLC	2,980
44	Lennox International, Inc.	12,479
131	Owens Corning	11,620
86	Trex Co., Inc.(a)	7,866

		55,715

	Capital Markets — 3.0%
18	Ameriprise Financial, Inc.	5,478
658	Bank of New York Mellon Corp. (The)	38,993
9	BlackRock, Inc.	7,406
821	Charles Schwab Corp. (The)	72,002
26	CME Group, Inc.	5,967
65	FactSet Research Systems, Inc.	27,423
102	Goldman Sachs Group, Inc. (The)	36,177
270	Intercontinental Exchange, Inc.	34,198
219	Janus Henderson Group PLC	8,081
274	KKR & Co., Inc.	19,498
31	Moody’s Corp.	10,633
53	Morgan Stanley	5,435
54	MSCI, Inc.	28,950
86	Northern Trust Corp.	10,031
7	S&P Global, Inc.	2,906
402	SEI Investments Co.	23,561
442	State Street Corp.	41,769
11	T. Rowe Price Group, Inc.	1,699
42	Virtus Investment Partners, Inc.	10,991

		391,198

	Chemicals — 0.5%
284	Dow, Inc.	16,963
45	DuPont de Nemours, Inc.	3,447
17	Ecolab, Inc.	3,221
119	HB Fuller Co.	8,541
85	Innospec, Inc.	7,901
17	International Flavors & Fragrances, Inc.	2,243
29	Linde PLC	9,242
101	Minerals Technologies, Inc.	7,067
12	PPG Industries, Inc.	1,874
14	Sherwin-Williams Co. (The)	4,011
58	Stepan Co.	6,389

		70,899

	Commercial Services & Supplies — 0.2%
61	MSA Safety, Inc.	8,381

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
72	Tetra Tech, Inc.	$10,022
127	Viad Corp.(a)	4,784
24	Waste Management, Inc.	3,611

		26,798

	Communications Equipment — 0.5%
29	Arista Networks, Inc.(a)	3,605
145	Ciena Corp.(a)	9,615
693	Cisco Systems, Inc.	38,579
10	F5, Inc.(a)	2,076
81	Lumentum Holdings, Inc.(a)	8,220

		62,095

	Construction & Engineering — 0.1%
237	AECOM	16,384

	Consumer Finance — 1.3%
1,245	Ally Financial, Inc.	59,412
344	American Express Co.	61,858
332	Capital One Financial Corp.	48,714
158	Green Dot Corp., Class A(a)	5,010

		174,994

	Containers & Packaging — 0.1%
53	Ball Corp.	5,146
69	International Paper Co.	3,329
161	WestRock Co.	7,432

		15,907

	Distributors — 0.0%
45	Genuine Parts Co.	5,995

	Diversified Consumer Services — 0.1%
143	Service Corp. International	8,826

	Diversified Telecommunication Services — 0.2%
1,866	Lumen Technologies, Inc.	23,064

	Electric Utilities — 0.3%
165	American Electric Power Co., Inc.	14,916
28	Edison International	1,758
45	Eversource Energy	4,027
81	IDACORP, Inc.	8,928
151	NextEra Energy, Inc.	11,796
48	PPL Corp.	1,425

		42,850

	Electrical Equipment — 0.6%
31	Acuity Brands, Inc.	5,937
67	Eaton Corp. PLC	10,615
45	Emerson Electric Co.	4,138
55	Hubbell, Inc.	10,301
530	Plug Power, Inc.(a)	11,591
54	Rockwell Automation, Inc.	15,618
696	Sunrun, Inc.(a)	18,047

		76,247

	Electronic Equipment, Instruments & Components — 0.6%
153	Avnet, Inc.	6,175
7	CDW Corp.	1,323
156	Cognex Corp.	10,368
34	Coherent, Inc.(a)	8,788
100	Corning, Inc.	4,204
168	Itron, Inc.(a)	10,416
12	Keysight Technologies, Inc.(a)	2,026
31	Littelfuse, Inc.	8,369
29	Rogers Corp.(a)	7,916
129	TE Connectivity Ltd.	18,448
17	Trimble, Inc.(a)	1,227
	Electronic Equipment, Instruments & Components — continued
276	Vishay Intertechnology, Inc.	5,716

		84,976

	Energy Equipment & Services — 0.4%
792	Archrock, Inc.	6,684
91	Baker Hughes Co.	2,497
348	ChampionX Corp.(a)	7,795
865	Schlumberger NV	33,796

		50,772

	Entertainment — 1.2%
56	Activision Blizzard, Inc.	4,425
131	Electronic Arts, Inc.	17,378
94	Netflix, Inc.(a)	40,151
139	Take-Two Interactive Software, Inc.(a)	22,704
506	Walt Disney Co. (The)(a)	72,343

		157,001

	Food & Staples Retailing — 0.4%
120	BJ’s Wholesale Club Holdings, Inc.(a)	7,376
4	Costco Wholesale Corp.	2,021
72	Kroger Co. (The)	3,138
372	SpartanNash Co.	9,140
191	Sysco Corp.	14,927
90	Walgreens Boots Alliance, Inc.	4,478
50	Walmart, Inc.	6,991

		48,071

	Food Products — 0.4%
100	Campbell Soup Co.	4,412
147	Darling Ingredients, Inc.(a)	9,374
74	General Mills, Inc.	5,082
159	Hain Celestial Group, Inc. (The)(a)	5,808
70	Hormel Foods Corp.	3,323
81	Ingredion, Inc.	7,671
23	J.M. Smucker Co. (The)	3,234
42	Kellogg Co.	2,646
23	McCormick & Co., Inc.	2,307
63	Mondelez International, Inc., Class A	4,223

		48,080

	Gas Utilities — 0.2%
263	New Jersey Resources Corp.	10,575
92	ONE Gas, Inc.	7,166
197	UGI Corp.	8,934

		26,675

	Health Care Equipment & Supplies — 0.9%
5	Align Technology, Inc.(a)	2,475
22	Baxter International, Inc.	1,880
36	Becton Dickinson & Co.	9,149
10	Cooper Cos., Inc. (The)	3,983
5	DexCom, Inc.(a)	2,152
45	Edwards Lifesciences Corp.(a)	4,914
85	Globus Medical, Inc., Class A(a)	5,672
98	Haemonetics Corp.(a)	4,738
37	Hologic, Inc.(a)	2,599
69	Intuitive Surgical, Inc.(a)	19,608
65	Merit Medical Systems, Inc.(a)	3,604
43	Penumbra, Inc.(a)	9,719
39	STAAR Surgical Co.(a)	2,836
137	STERIS PLC	30,743
14	Stryker Corp.	3,473
54	Tandem Diabetes Care, Inc.(a)	6,378

		113,923

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 1.7%
29	Amedisys, Inc.(a)	$3,918
12	Anthem, Inc.	5,292
64	Centene Corp.(a)	4,977
21	Chemed Corp.	9,847
21	Cigna Corp.	4,840
323	CVS Health Corp.	34,403
76	DaVita, Inc.(a)	8,236
78	Encompass Health Corp.	4,839
300	HCA Healthcare, Inc.	72,015
47	Henry Schein, Inc.(a)	3,539
96	Humana, Inc.	37,680
12	Laboratory Corp. of America Holdings(a)	3,256
214	MEDNAX, Inc.(a)	5,232
47	Molina Healthcare, Inc.(a)	13,653
24	Quest Diagnostics, Inc.	3,240
217	Select Medical Holdings Corp.	5,041

		220,008

	Health Care Technology — 0.1%
508	Allscripts Healthcare Solutions, Inc.(a)	10,272
30	Cerner Corp.	2,736

		13,008

	Hotels, Restaurants & Leisure — 1.5%
22	Booking Holdings, Inc.(a)	54,035
12	Expedia Group, Inc.(a)	2,200
176	Hilton Worldwide Holdings, Inc.(a)	25,539
95	Jack in the Box, Inc.	8,650
32	McDonald’s Corp.	8,302
153	Six Flags Entertainment Corp.(a)	6,042
418	Starbucks Corp.	41,098
195	Travel & Leisure Co.	11,076
308	Wendy’s Co. (The)	7,093
407	Yum China Holdings, Inc.	19,605
140	Yum! Brands, Inc.	17,524

		201,164

	Household Durables — 0.4%
43	DR Horton, Inc.	3,837
247	KB Home	10,436
97	Meritage Homes Corp.(a)	9,897
328	PulteGroup, Inc.	17,282
332	Taylor Morrison Home Corp., Class A(a)	10,189

		51,641

	Household Products — 0.6%
9	Clorox Co. (The)	1,511
508	Colgate-Palmolive Co.	41,884
112	Kimberly-Clark Corp.	15,417
102	Procter & Gamble Co. (The)	16,366

		75,178

	Independent Power & Renewable Electricity Producers — 0.2%
126	AES Corp. (The)	2,795
268	NextEra Energy Partners LP	20,159
219	Sunnova Energy International, Inc.(a)	4,305

		27,259

	Industrial Conglomerates — 0.3%
39	3M Co.	6,475
237	General Electric Co.	22,392
40	Honeywell International, Inc.	8,179

		37,046

	Insurance — 1.6%
44	Aflac, Inc.	2,764
43	Allstate Corp. (The)	5,189
	Insurance — continued
650	American International Group, Inc.	37,537
44	Chubb Ltd.	8,680
142	First American Financial Corp.	10,580
55	Hanover Insurance Group, Inc. (The)	7,588
426	Hartford Financial Services Group, Inc. (The)	30,617
65	Marsh & McLennan Cos., Inc.	9,987
29	MetLife, Inc.	1,945
74	Prudential Financial, Inc.	8,256
313	Reinsurance Group of America, Inc.	35,942
148	Selective Insurance Group, Inc.	11,677
45	Travelers Cos., Inc. (The)	7,478
127	Willis Towers Watson PLC	29,713

		207,953

	Interactive Media & Services — 2.1%
19	Alphabet, Inc., Class A(a)	51,415
38	Alphabet, Inc., Class C(a)	103,131
390	Meta Platforms, Inc., Class A(a)	122,171
29	Twitter, Inc.(a)	1,088

		277,805

	Internet & Direct Marketing Retail — 1.4%
192	Alibaba Group Holding Ltd., Sponsored ADR(a)	24,152
37	Amazon.com, Inc.(a)	110,684
685	eBay, Inc.	41,148
892	Qurate Retail, Inc., Class A	6,271

		182,255

	IT Services — 2.6%
10	Accenture PLC, Class A	3,536
169	Automatic Data Processing, Inc.	34,843
74	Cognizant Technology Solutions Corp., Class A	6,321
834	DXC Technology Co.(a)	25,087
351	Fiserv, Inc.(a)	37,101
116	Gartner, Inc.(a)	34,091
94	International Business Machines Corp.	12,555
10	Kyndryl Holdings, Inc.(a)	169
140	MasterCard, Inc., Class A	54,093
55	Paychex, Inc.	6,477
33	PayPal Holdings, Inc.(a)	5,674
56	Perficient, Inc.(a)	5,870
15	VeriSign, Inc.(a)	3,258
456	Visa, Inc., Class A	103,133
39	WEX, Inc.(a)	6,278

		338,486

	Life Sciences Tools & Services — 0.6%
48	Agilent Technologies, Inc.	6,688
42	Danaher Corp.	12,003
106	Illumina, Inc.(a)	36,975
172	NeoGenomics, Inc.(a)	3,877
45	Repligen Corp.(a)	8,925
20	Thermo Fisher Scientific, Inc.	11,626
11	Waters Corp.(a)	3,521

		83,615

	Machinery — 1.3%
103	AGCO Corp.	12,072
57	Caterpillar, Inc.	11,489
41	Chart Industries, Inc.(a)	4,997
77	Cummins, Inc.	17,008
116	Deere & Co.	43,662
38	Illinois Tool Works, Inc.	8,889
137	ITT, Inc.	12,593
174	Kennametal, Inc.	6,015
108	Oshkosh Corp.	12,291

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
29	Otis Worldwide Corp.	$2,477
185	PACCAR, Inc.	17,203
24	Parker-Hannifin Corp.	7,440
136	Terex Corp.	5,674
120	Toro Co. (The)	11,590

		173,400

	Media — 1.5%
8	Cable One, Inc.	12,358
94	Charter Communications, Inc., Class A(a)	55,774
994	Comcast Corp., Class A	49,690
539	Discovery, Inc., Class A(a)	15,044
461	Interpublic Group of Cos., Inc. (The)	16,384
149	New York Times Co. (The), Class A	5,964
914	News Corp., Class A	20,327
188	Omnicom Group, Inc.	14,168
75	ViacomCBS, Inc., Class B	2,509

		192,218

	Metals & Mining — 0.3%
118	Alcoa Corp.	6,692
440	Cleveland-Cliffs, Inc.(a)	7,542
248	Commercial Metals Co.	8,293
37	Newmont Corp.	2,263
20	Nucor Corp.	2,028
69	Reliance Steel & Aluminum Co.	10,549

		37,367

	Multi-Utilities — 0.2%
107	Consolidated Edison, Inc.	9,250
42	DTE Energy Co.	5,058
27	Sempra Energy	3,731
28	WEC Energy Group, Inc.	2,717

		20,756

	Multiline Retail — 0.2%
301	Macy’s, Inc.	7,705
97	Target Corp.	21,382

		29,087

	Oil, Gas & Consumable Fuels — 1.8%
922	Antero Midstream Corp.	9,174
1,114	APA Corp.	36,996
72	Chevron Corp.	9,456
561	ConocoPhillips	49,716
199	Diamondback Energy, Inc.	25,106
128	DTE Midstream LLC(a)	6,618
536	EOG Resources, Inc.	59,753
255	EQT Corp.(a)	5,419
168	Exxon Mobil Corp.	12,761
268	Kinder Morgan, Inc.	4,652
246	Marathon Oil Corp.	4,790
1,410	Southwestern Energy Co.(a)	6,204
57	Valero Energy Corp.	4,729

		235,374

	Paper & Forest Products — 0.1%
122	Louisiana-Pacific Corp.	8,106

	Personal Products — 0.0%
6	Estee Lauder Cos., Inc. (The), Class A	1,871

	Pharmaceuticals — 1.5%
573	Bristol-Myers Squibb Co.	37,182
59	Jazz Pharmaceuticals PLC(a)	8,196
109	Johnson & Johnson	18,780
247	Merck & Co., Inc.	20,126
449	Novartis AG, Sponsored ADR	39,023
	Pharmaceuticals — continued
168	Novo Nordisk A/S, Sponsored ADR	16,778
279	Pfizer, Inc.	14,700
780	Roche Holding AG, Sponsored ADR	37,900
249	Viatris, Inc.	3,727
28	Zoetis, Inc.	5,594

		202,006

	Professional Services — 0.2%
110	Exponent, Inc.	10,448
12	IHS Markit Ltd.	1,401
112	Korn Ferry	7,435
66	ManpowerGroup, Inc.	6,921

		26,205

	Real Estate Management & Development — 0.3%
250	CBRE Group, Inc., Class A(a)	25,335
56	Jones Lang LaSalle, Inc.(a)	14,044

		39,379

	REITs – Apartments — 0.3%
200	American Campus Communities, Inc.	10,452
16	AvalonBay Communities, Inc.	3,908
137	Camden Property Trust	21,932
75	Equity Residential	6,655

		42,947

	REITs – Diversified — 0.3%
54	American Tower Corp.	13,581
42	Crown Castle International Corp.	7,666
96	CyrusOne, Inc.	8,626
19	Digital Realty Trust, Inc.	2,835
7	Equinix, Inc.	5,074
161	Weyerhaeuser Co.	6,509

		44,291

	REITs – Health Care — 0.1%
53	Ventas, Inc.	2,810
60	Welltower, Inc.	5,198

		8,008

	REITs – Hotels — 0.0%
159	Host Hotels & Resorts, Inc.(a)	2,757

	REITs – Mortgage — 0.1%
342	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,186

	REITs – Office Property — 0.4%
976	Brandywine Realty Trust	12,551
480	Corporate Office Properties Trust	12,125
340	Douglas Emmett, Inc.	10,615
454	Easterly Government Properties, Inc.	9,520
151	Kilroy Realty Corp.	9,664

		54,475

	REITs – Regional Malls — 0.0%
350	Macerich Co. (The)	5,789

	REITs – Shopping Centers — 0.1%
809	Brixmor Property Group, Inc.	20,516

	REITs – Warehouse/Industrials — 0.1%
85	ProLogis, Inc.	13,330

	Road & Rail — 0.3%
24	Avis Budget Group, Inc.(a)	4,228
14	Canadian Pacific Railway Ltd.	1,000
138	CSX Corp.	4,722
41	Norfolk Southern Corp.	11,152
87	Ryder System, Inc.	6,367

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — continued
36	Union Pacific Corp.	$8,804

		36,273

	Semiconductors & Semiconductor Equipment — 2.6%
76	Advanced Micro Devices, Inc.(a)	8,683
39	Analog Devices, Inc.	6,395
53	Applied Materials, Inc.	7,324
84	Cirrus Logic, Inc.(a)	7,513
56	Enphase Energy, Inc.(a)	7,866
237	First Solar, Inc.(a)	18,576
440	Intel Corp.	21,481
10	Lam Research Corp.	5,899
136	Micron Technology, Inc.	11,189
558	NVIDIA Corp.	136,632
313	QUALCOMM, Inc.	55,013
75	Silicon Laboratories, Inc.(a)	12,389
36	Synaptics, Inc.(a)	7,573
108	Texas Instruments, Inc.	19,385
48	Universal Display Corp.	7,368
84	Wolfspeed, Inc.(a)	7,916

		341,202

	Software — 3.6%
27	Adobe, Inc.(a)	14,426
254	Autodesk, Inc.(a)	63,447
68	Blackbaud, Inc.(a)	4,633
133	CommVault Systems, Inc.(a)	8,972
24	Fair Isaac Corp.(a)	11,880
307	Microsoft Corp.	95,471
191	NCR Corp.(a)	7,269
860	NortonLifeLock, Inc.	22,369
1,146	Oracle Corp.	93,009
45	Paylocity Holding Corp.(a)	9,179
59	Qualys, Inc.(a)	7,560
263	salesforce.com, Inc.(a)	61,182
94	SPS Commerce, Inc.(a)	11,642
274	Workday, Inc., Class A(a)	69,325

		480,364

	Specialty Retail — 0.8%
202	American Eagle Outfitters, Inc.	4,612
42	Asbury Automotive Group, Inc.(a)	6,761
4	AutoZone, Inc.(a)	7,945
63	Best Buy Co., Inc.	6,255
90	Boot Barn Holdings, Inc.(a)	8,277
53	Five Below, Inc.(a)	8,692
25	GameStop Corp., Class A(a)	2,723
22	Home Depot, Inc. (The)	8,074
34	Lithia Motors, Inc.	9,932
93	Lowe’s Cos., Inc.	22,073
79	TJX Cos., Inc. (The)	5,686
19	Tractor Supply Co.	4,148
10	Ulta Beauty, Inc.(a)	3,637
57	Williams-Sonoma, Inc.	9,151

		107,966

	Technology Hardware, Storage & Peripherals — 0.2%
192	Hewlett Packard Enterprise Co.	3,136
195	HP, Inc.	7,162
112	Seagate Technology Holdings PLC	12,001

		22,299

	Textiles, Apparel & Luxury Goods — 0.5%
49	Crocs, Inc.(a)	5,028
34	Deckers Outdoor Corp.(a)	10,888
33	NIKE, Inc., Class B	4,886
	Textiles, Apparel & Luxury Goods — continued
1,378	Under Armour, Inc., Class A(a)	25,948
297	VF Corp.	19,367
175	Wolverine World Wide, Inc.	4,636

		70,753

	Thrifts & Mortgage Finance — 0.1%
249	Mr. Cooper Group, Inc.(a)	9,997

	Trading Companies & Distributors — 0.0%
57	GATX Corp.	5,954

	Water Utilities — 0.1%
38	American Water Works Co., Inc.	6,110
185	Essential Utilities, Inc.	9,017

		15,127

	Wireless Telecommunication Services — 0.2%
231	Shenandoah Telecommunications Co.	5,260
185	T-Mobile US, Inc.(a)	20,011

		25,271

	Total Common Stocks (Identified Cost $5,960,982)	6,582,726

Principal Amount
Bonds and Notes — 10.5%
	Automotive — 0.1%
$12,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	12,833
4,000	Lear Corp., 4.250%, 5/15/2029	4,317

		17,150

	Banking — 1.5%
14,000	American Express Co., 3.700%, 8/03/2023	14,463
14,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	14,518
12,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	12,486
8,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	8,284
15,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	14,364
12,000	Citigroup, Inc., 4.600%, 3/09/2026	12,994
3,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	3,002
11,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	11,511
12,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	12,317
13,000	KeyCorp, MTN, 2.550%, 10/01/2029	12,971
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	7,351
7,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	7,731
14,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	14,405
8,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	8,148
7,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	7,207
10,000	State Street Corp., 2.400%, 1/24/2030	9,977
14,000	Truist Bank, 3.200%, 4/01/2024	14,472
13,000	Westpac Banking Corp., 2.350%, 2/19/2025	13,217

		199,418

	Brokerage — 0.2%
13,000	BlackRock, Inc., 2.400%, 4/30/2030	12,857
14,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	13,167

		26,024

	Chemicals — 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	4,827

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2035 Fund – (continued)

Principal Amount	Description	Value (†)
	Construction Machinery — 0.1%
$14,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	$13,886

	Consumer Cyclical Services — 0.0%
5,000	eBay, Inc., 3.800%, 3/09/2022	5,003

	Diversified Manufacturing — 0.1%
14,000	3M Co., 3.050%, 4/15/2030	14,681
7,000	Emerson Electric Co., 2.000%, 12/21/2028	6,825

		21,506

	Electric — 0.5%
12,000	Duke Energy Corp., 3.750%, 4/15/2024	12,455
14,000	Entergy Corp., 0.900%, 9/15/2025	13,382
7,000	Exelon Corp., 4.050%, 4/15/2030	7,567
15,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	14,429
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	5,203
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,244
12,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	12,473

		69,753

	Environmental — 0.1%
8,000	Republic Services, Inc., 1.450%, 2/15/2031	7,242
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,933

		10,175

	Finance Companies — 0.1%
7,000	Ares Capital Corp., 3.250%, 7/15/2025	7,130
8,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	7,755

		14,885

	Financial Other — 0.1%
12,000	ORIX Corp., 2.900%, 7/18/2022	12,113

	Food & Beverage — 0.4%
14,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	13,612
12,000	General Mills, Inc., 4.000%, 4/17/2025	12,689
13,000	Mondelez International, Inc., 2.750%, 4/13/2030	13,035
14,000	PepsiCo, Inc., 2.750%, 3/19/2030	14,392

		53,728

	Government Owned – No Guarantee — 0.2%
20,000	Federal National Mortgage Association, 6.625%, 11/15/2030	27,555

	Health Insurance — 0.2%
13,000	Anthem, Inc., 4.101%, 3/01/2028	14,094
10,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	13,002

		27,096

	Healthcare — 0.2%
6,000	Cigna Corp., 3.750%, 7/15/2023	6,188
3,000	CVS Health Corp., 4.300%, 3/25/2028	3,270
7,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	7,072
7,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	7,323
8,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	8,066

		31,919

	Integrated Energy — 0.3%
13,000	BP Capital Markets PLC, 3.814%, 2/10/2024	13,569
13,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,417
9,000	Shell International Finance BV, 6.375%, 12/15/2038	12,521

		39,507

	Life Insurance — 0.0%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,773

	Media Entertainment — 0.1%
8,000	ViacomCBS, Inc., 4.750%, 5/15/2025	8,603

	Midstream — 0.1%
12,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	12,507

	Mortgage Related — 1.7%
51,850	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	51,809
70,502	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	68,828
53,906	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	53,870
38,689	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	39,622
7,451	FNMA, 3.500%, with various maturities in 2049(b)	7,777
2,006	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	2,118
1,902	FNMA, 4.500%, 5/01/2049	2,033

		226,057

	Natural Gas — 0.1%
15,000	NiSource, Inc., 0.950%, 8/15/2025	14,350

	Pharmaceuticals — 0.3%
12,000	AbbVie, Inc., 3.600%, 5/14/2025	12,558
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,654
14,000	Johnson & Johnson, 1.300%, 9/01/2030	12,976
5,000	Viatris, Inc., 3.850%, 6/22/2040	4,991

		36,179

	Property & Casualty Insurance — 0.1%
11,000	American International Group, Inc., 3.400%, 6/30/2030	11,541
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,108

		15,649

	Railroads — 0.1%
12,000	CSX Corp., 2.600%, 11/01/2026	12,262

	REITs – Apartments — 0.1%
7,000	Essex Portfolio LP, 3.000%, 1/15/2030	7,108

	REITs – Health Care — 0.1%
7,000	Welltower, Inc., 2.800%, 6/01/2031	6,912

	REITs – Office Property — 0.1%
7,000	Boston Properties LP, 2.750%, 10/01/2026	7,126

	REITs – Single Tenant — 0.1%
4,000	Realty Income Corp., 3.400%, 1/15/2028	4,186
5,000	Spirit Realty LP, 2.700%, 2/15/2032	4,797

		8,983

	REITs – Warehouse/Industrials — 0.1%
8,000	Prologis LP, 1.250%, 10/15/2030	7,216

	Restaurants — 0.1%
13,000	Starbucks Corp., 2.250%, 3/12/2030	12,571

	Retailers — 0.1%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,815

	Technology — 0.6%
13,000	Apple, Inc., 2.500%, 2/09/2025	13,296
6,000	Broadcom, Inc., 4.110%, 9/15/2028	6,387
7,000	HP, Inc., 3.000%, 6/17/2027	7,170
7,000	Intel Corp., 2.450%, 11/15/2029	6,980
13,000	International Business Machines Corp., 4.000%, 6/20/2042	14,154
7,000	NVIDIA Corp., 2.850%, 4/01/2030	7,189
11,000	Oracle Corp., 2.950%, 5/15/2025	11,233
15,000	QUALCOMM, Inc., 1.650%, 5/20/2032	13,707

		80,116

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2035 Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 2.2%
$14,000	U.S. Treasury Bond, 2.250%, 5/15/2041	$14,158
12,000	U.S. Treasury Bond, 2.500%, 5/15/2046	12,720
33,000	U.S. Treasury Bond, 2.875%, 11/15/2046	37,454
34,000	U.S. Treasury Bond, 3.000%, 5/15/2045	39,042
18,000	U.S. Treasury Bond, 3.000%, 2/15/2048	21,087
31,000	U.S. Treasury Bond, 3.000%, 2/15/2049	36,591
59,000	U.S. Treasury Note, 0.375%, 11/30/2025	56,481
76,000	U.S. Treasury Note, 2.125%, 12/31/2022	76,926

		294,459

	Utility Other — 0.1%
8,000	Essential Utilities, Inc., 4.276%, 5/01/2049	8,867

	Wireless — 0.1%
11,000	Vodafone Group PLC, 6.150%, 2/27/2037	14,223

	Wirelines — 0.2%
5,000	AT&T, Inc., 3.650%, 6/01/2051	4,888
5,000	AT&T, Inc., 5.250%, 3/01/2037	5,912
13,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	13,268

		24,068

	Total Bonds and Notes (Identified Cost $1,427,821)	1,384,389

Shares
Exchange-Traded Funds — 6.8%
11,761	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $888,964)	899,011

Mutual Funds — 9.9%
25,551	WCM Focused Emerging Markets Fund, Institutional Class	445,867
35,322	WCM Focused International Growth Fund, Institutional Class	856,568

	Total Mutual Funds (Identified Cost $1,392,581)	1,302,435

Affiliated Mutual Funds — 20.2%
49,461	Loomis Sayles Inflation Protected Securities Fund, Class N	575,231
47,392	Loomis Sayles Limited Term Government and Agency Fund, Class N	534,108
67,631	Mirova Global Green Bond Fund, Class N	674,957
66,660	Mirova International Sustainable Equity Fund, Class N	871,914

	Total Affiliated Mutual Funds (Identified Cost $2,793,267)	2,656,210

Short-Term Investments — 3.1%
$410,880	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2022 at 0.000% to be repurchased at $410,880 on 2/01/2022 collateralized by $360,500 U.S. Treasury Inflation Indexed Note, 0.500% due 4/15/2024 valued at $419,660 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $410,880)	410,880

	Total Investments — 100.4% (Identified Cost $12,874,495)	13,235,651
	Other assets less liabilities — (0.4)%	(46,296)

	Net Assets — 100.0%	$13,189,355

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of Rule 144A holdings amounted to $7,351 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2022

Equity	73.2%
Fixed Income	24.1
Short-Term Investments	3.1

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 55.5% of Net Assets
	Aerospace & Defense — 1.0%
43	Axon Enterprise, Inc.(a)	$6,017
359	Boeing Co. (The)(a)	71,886
72	General Dynamics Corp.	15,271
8	L3Harris Technologies, Inc.	1,674
14	Lockheed Martin Corp.	5,448
60	Moog, Inc., Class A	4,575
127	Raytheon Technologies Corp.	11,454

		116,325

	Air Freight & Logistics — 0.4%
213	Expeditors International of Washington, Inc.	24,384
15	FedEx Corp.	3,688
81	GXO Logistics, Inc.(a)	6,578
79	United Parcel Service, Inc., Class B	15,975

		50,625

	Airlines — 0.2%
203	Delta Air Lines, Inc.(a)	8,057
654	JetBlue Airways Corp.(a)	9,568

		17,625

	Auto Components — 0.3%
16	Aptiv PLC(a)	2,185
458	BorgWarner, Inc.	20,083
442	Dana, Inc.	9,574
56	Visteon Corp.(a)	5,685

		37,527

	Automobiles — 0.6%
217	Ford Motor Co.	4,405
454	General Motors Co.(a)	23,939
34	Tesla, Inc.(a)	31,849
59	Thor Industries, Inc.	5,581

		65,774

	Banks — 3.2%
317	Ameris Bancorp	15,631
290	Bancorp, Inc. (The)(a)	8,648
791	Bank of America Corp.	36,497
305	Cadence Bank	9,507
735	Citigroup, Inc.	47,863
286	Citizens Financial Group, Inc.	14,720
148	Cullen/Frost Bankers, Inc.	20,869
110	Fifth Third Bancorp	4,909
1,443	FNB Corp.	18,644
1,007	Fulton Financial Corp.	18,076
599	Huntington Bancshares, Inc.	9,021
271	International Bancshares Corp.	11,390
43	JPMorgan Chase & Co.	6,390
639	KeyCorp	16,013
51	M&T Bank Corp.	8,638
42	PNC Financial Services Group, Inc. (The)	8,652
373	Regions Financial Corp.	8,557
379	Truist Financial Corp.	23,809
420	Trustmark Corp.	13,684
215	U.S. Bancorp	12,511
256	Webster Financial Corp.	14,543
629	Wells Fargo & Co.	33,840
112	Wintrust Financial Corp.	10,984

		373,396

	Beverages — 1.7%
289	Coca-Cola Co. (The)	17,632
136	Constellation Brands, Inc., Class A	32,334
1,654	Keurig Dr Pepper, Inc.	62,769
733	Monster Beverage Corp.(a)	63,566
	Beverages — continued
88	PepsiCo, Inc.	15,270

		191,571

	Biotechnology — 1.8%
121	AbbVie, Inc.	16,564
250	Alnylam Pharmaceuticals, Inc.(a)	34,400
59	Amgen, Inc.	13,401
79	Arrowhead Pharmaceuticals, Inc.(a)	4,168
14	Biogen, Inc.(a)	3,164
185	BioMarin Pharmaceutical, Inc.(a)	16,396
256	CRISPR Therapeutics AG(a)	16,320
39	Ligand Pharmaceuticals, Inc.(a)	4,861
66	Moderna, Inc.(a)	11,176
77	Neurocrine Biosciences, Inc.(a)	6,084
130	Regeneron Pharmaceuticals, Inc.(a)	79,117

		205,651

	Building Products — 0.5%
119	Builders FirstSource, Inc.(a)	8,091
42	Carlisle Cos., Inc.	9,384
56	Carrier Global Corp.	2,670
43	Johnson Controls International PLC	3,125
43	Lennox International, Inc.	12,196
131	Owens Corning	11,620
86	Trex Co., Inc.(a)	7,866

		54,952

	Capital Markets — 3.3%
17	Ameriprise Financial, Inc.	5,173
630	Bank of New York Mellon Corp. (The)	37,334
9	BlackRock, Inc.	7,406
783	Charles Schwab Corp. (The)	68,669
26	CME Group, Inc.	5,967
69	FactSet Research Systems, Inc.	29,110
100	Goldman Sachs Group, Inc. (The)	35,468
261	Intercontinental Exchange, Inc.	33,058
208	Janus Henderson Group PLC	7,675
254	KKR & Co., Inc.	18,075
30	Moody’s Corp.	10,290
50	Morgan Stanley	5,127
53	MSCI, Inc.	28,414
81	Northern Trust Corp.	9,448
7	S&P Global, Inc.	2,907
400	SEI Investments Co.	23,444
421	State Street Corp.	39,785
10	T. Rowe Price Group, Inc.	1,544
42	Virtus Investment Partners, Inc.	10,991

		379,885

	Chemicals — 0.6%
276	Dow, Inc.	16,485
38	DuPont de Nemours, Inc.	2,911
15	Ecolab, Inc.	2,842
113	HB Fuller Co.	8,110
80	Innospec, Inc.	7,437
17	International Flavors & Fragrances, Inc.	2,243
29	Linde PLC	9,242
96	Minerals Technologies, Inc.	6,717
15	PPG Industries, Inc.	2,343
14	Sherwin-Williams Co. (The)	4,011
58	Stepan Co.	6,389

		68,730

	Commercial Services & Supplies — 0.2%
61	MSA Safety, Inc.	8,381
72	Tetra Tech, Inc.	10,022
115	Viad Corp.(a)	4,332

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
21	Waste Management, Inc.	$3,159

		25,894

	Communications Equipment — 0.5%
28	Arista Networks, Inc.(a)	3,481
144	Ciena Corp.(a)	9,549
693	Cisco Systems, Inc.	38,579
9	F5, Inc.(a)	1,869
76	Lumentum Holdings, Inc.(a)	7,712

		61,190

	Construction & Engineering — 0.1%
238	AECOM	16,453

	Consumer Finance — 1.5%
1,189	Ally Financial, Inc.	56,739
334	American Express Co.	60,060
322	Capital One Financial Corp.	47,247
168	Green Dot Corp., Class A(a)	5,327

		169,373

	Containers & Packaging — 0.1%
50	Ball Corp.	4,855
66	International Paper Co.	3,184
156	WestRock Co.	7,201

		15,240

	Distributors — 0.1%
42	Genuine Parts Co.	5,596

	Diversified Consumer Services — 0.1%
147	Service Corp. International	9,073

	Diversified Telecommunication Services — 0.2%
1,847	Lumen Technologies, Inc.	22,829

	Electric Utilities — 0.4%
159	American Electric Power Co., Inc.	14,374
24	Edison International	1,507
43	Eversource Energy	3,848
81	IDACORP, Inc.	8,928
153	NextEra Energy, Inc.	11,952
56	PPL Corp.	1,662

		42,271

	Electrical Equipment — 0.6%
30	Acuity Brands, Inc.	5,746
62	Eaton Corp. PLC	9,823
42	Emerson Electric Co.	3,862
55	Hubbell, Inc.	10,301
513	Plug Power, Inc.(a)	11,219
54	Rockwell Automation, Inc.	15,618
672	Sunrun, Inc.(a)	17,425

		73,994

	Electronic Equipment, Instruments & Components — 0.7%
153	Avnet, Inc.	6,175
9	CDW Corp.	1,701
156	Cognex Corp.	10,368
35	Coherent, Inc.(a)	9,047
91	Corning, Inc.	3,826
167	Itron, Inc.(a)	10,354
10	Keysight Technologies, Inc.(a)	1,688
31	Littelfuse, Inc.	8,369
28	Rogers Corp.(a)	7,643
126	TE Connectivity Ltd.	18,019
13	Trimble, Inc.(a)	938
275	Vishay Intertechnology, Inc.	5,695

		83,823

	Energy Equipment & Services — 0.4%
761	Archrock, Inc.	6,423
85	Baker Hughes Co.	2,332
325	ChampionX Corp.(a)	7,280
868	Schlumberger NV	33,913

		49,948

	Entertainment — 1.3%
53	Activision Blizzard, Inc.	4,187
134	Electronic Arts, Inc.	17,776
92	Netflix, Inc.(a)	39,297
137	Take-Two Interactive Software, Inc.(a)	22,378
497	Walt Disney Co. (The)(a)	71,056

		154,694

	Food & Staples Retailing — 0.4%
114	BJ’s Wholesale Club Holdings, Inc.(a)	7,008
5	Costco Wholesale Corp.	2,526
100	Kroger Co. (The)	4,359
369	SpartanNash Co.	9,066
180	Sysco Corp.	14,067
90	Walgreens Boots Alliance, Inc.	4,478
47	Walmart, Inc.	6,571

		48,075

	Food Products — 0.4%
100	Campbell Soup Co.	4,412
139	Darling Ingredients, Inc.(a)	8,864
71	General Mills, Inc.	4,876
151	Hain Celestial Group, Inc. (The)(a)	5,516
67	Hormel Foods Corp.	3,181
76	Ingredion, Inc.	7,197
21	J.M. Smucker Co. (The)	2,952
36	Kellogg Co.	2,268
18	McCormick & Co., Inc.	1,806
59	Mondelez International, Inc., Class A	3,955

		45,027

	Gas Utilities — 0.2%
269	New Jersey Resources Corp.	10,816
87	ONE Gas, Inc.	6,776
196	UGI Corp.	8,889

		26,481

	Health Care Equipment & Supplies — 1.0%
5	Align Technology, Inc.(a)	2,475
23	Baxter International, Inc.	1,965
35	Becton Dickinson & Co.	8,895
11	Cooper Cos., Inc. (The)	4,381
5	DexCom, Inc.(a)	2,152
41	Edwards Lifesciences Corp.(a)	4,477
81	Globus Medical, Inc., Class A(a)	5,405
92	Haemonetics Corp.(a)	4,448
34	Hologic, Inc.(a)	2,388
66	Intuitive Surgical, Inc.(a)	18,756
58	Merit Medical Systems, Inc.(a)	3,216
41	Penumbra, Inc.(a)	9,267
35	STAAR Surgical Co.(a)	2,545
134	STERIS PLC	30,070
15	Stryker Corp.	3,721
57	Tandem Diabetes Care, Inc.(a)	6,732

		110,893

	Health Care Providers & Services — 1.8%
28	Amedisys, Inc.(a)	3,783
12	Anthem, Inc.	5,292
60	Centene Corp.(a)	4,666
19	Chemed Corp.	8,909

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
20	Cigna Corp.	$4,609
308	CVS Health Corp.	32,805
78	DaVita, Inc.(a)	8,453
70	Encompass Health Corp.	4,343
291	HCA Healthcare, Inc.	69,854
40	Henry Schein, Inc.(a)	3,012
94	Humana, Inc.	36,895
11	Laboratory Corp. of America Holdings(a)	2,985
219	MEDNAX, Inc.(a)	5,355
47	Molina Healthcare, Inc.(a)	13,653
22	Quest Diagnostics, Inc.	2,970
205	Select Medical Holdings Corp.	4,762

		212,346

	Health Care Technology — 0.1%
509	Allscripts Healthcare Solutions, Inc.(a)	10,292
25	Cerner Corp.	2,280

		12,572

	Hotels, Restaurants & Leisure — 1.7%
22	Booking Holdings, Inc.(a)	54,035
14	Expedia Group, Inc.(a)	2,566
168	Hilton Worldwide Holdings, Inc.(a)	24,378
90	Jack in the Box, Inc.	8,194
30	McDonald’s Corp.	7,783
153	Six Flags Entertainment Corp.(a)	6,042
411	Starbucks Corp.	40,410
200	Travel & Leisure Co.	11,360
292	Wendy’s Co. (The)	6,725
409	Yum China Holdings, Inc.	19,702
137	Yum! Brands, Inc.	17,148

		198,343

	Household Durables — 0.4%
40	DR Horton, Inc.	3,569
245	KB Home	10,351
97	Meritage Homes Corp.(a)	9,897
315	PulteGroup, Inc.	16,597
330	Taylor Morrison Home Corp., Class A(a)	10,128

		50,542

	Household Products — 0.7%
10	Clorox Co. (The)	1,679
506	Colgate-Palmolive Co.	41,720
114	Kimberly-Clark Corp.	15,692
99	Procter & Gamble Co. (The)	15,884

		74,975

	Independent Power & Renewable Electricity Producers — 0.2%
110	AES Corp. (The)	2,440
267	NextEra Energy Partners LP	20,084
205	Sunnova Energy International, Inc.(a)	4,030

		26,554

	Industrial Conglomerates — 0.3%
39	3M Co.	6,475
227	General Electric Co.	21,447
39	Honeywell International, Inc.	7,974

		35,896

	Insurance — 1.7%
37	Aflac, Inc.	2,324
40	Allstate Corp. (The)	4,827
624	American International Group, Inc.	36,036
43	Chubb Ltd.	8,483
141	First American Financial Corp.	10,506
50	Hanover Insurance Group, Inc. (The)	6,898
	Insurance — continued
422	Hartford Financial Services Group, Inc. (The)	30,329
60	Marsh & McLennan Cos., Inc.	9,218
23	MetLife, Inc.	1,542
85	Prudential Financial, Inc.	9,484
302	Reinsurance Group of America, Inc.	34,679
151	Selective Insurance Group, Inc.	11,914
43	Travelers Cos., Inc. (The)	7,146
121	Willis Towers Watson PLC	28,309

		201,695

	Interactive Media & Services — 2.4%
19	Alphabet, Inc., Class A(a)	51,415
38	Alphabet, Inc., Class C(a)	103,131
387	Meta Platforms, Inc., Class A(a)	121,231
23	Twitter, Inc.(a)	863

		276,640

	Internet & Direct Marketing Retail — 1.5%
178	Alibaba Group Holding Ltd., Sponsored ADR(a)	22,391
37	Amazon.com, Inc.(a)	110,684
673	eBay, Inc.	40,427
848	Qurate Retail, Inc., Class A	5,962

		179,464

	IT Services — 2.9%
10	Accenture PLC, Class A	3,536
170	Automatic Data Processing, Inc.	35,049
69	Cognizant Technology Solutions Corp., Class A	5,894
801	DXC Technology Co.(a)	24,094
341	Fiserv, Inc.(a)	36,044
111	Gartner, Inc.(a)	32,622
90	International Business Machines Corp.	12,021
8	Kyndryl Holdings, Inc.(a)	135
135	MasterCard, Inc., Class A	52,161
55	Paychex, Inc.	6,477
33	PayPal Holdings, Inc.(a)	5,674
54	Perficient, Inc.(a)	5,660
19	VeriSign, Inc.(a)	4,127
449	Visa, Inc., Class A	101,550
42	WEX, Inc.(a)	6,761

		331,805

	Life Sciences Tools & Services — 0.7%
47	Agilent Technologies, Inc.	6,548
39	Danaher Corp.	11,146
108	Illumina, Inc.(a)	37,673
163	NeoGenomics, Inc.(a)	3,674
45	Repligen Corp.(a)	8,925
20	Thermo Fisher Scientific, Inc.	11,626
11	Waters Corp.(a)	3,521

		83,113

	Machinery — 1.5%
102	AGCO Corp.	11,954
55	Caterpillar, Inc.	11,086
41	Chart Industries, Inc.(a)	4,997
74	Cummins, Inc.	16,345
122	Deere & Co.	45,921
35	Illinois Tool Works, Inc.	8,187
136	ITT, Inc.	12,501
165	Kennametal, Inc.	5,704
108	Oshkosh Corp.	12,292
23	Otis Worldwide Corp.	1,965
180	PACCAR, Inc.	16,738
23	Parker-Hannifin Corp.	7,130
136	Terex Corp.	5,674

See accompanying notes to financial statements.

63  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
119	Toro Co. (The)	$11,493

		171,987

	Media — 1.6%
8	Cable One, Inc.	12,358
91	Charter Communications, Inc., Class A(a)	53,994
983	Comcast Corp., Class A	49,140
537	Discovery, Inc., Class A(a)	14,987
454	Interpublic Group of Cos., Inc. (The)	16,135
141	New York Times Co. (The), Class A	5,644
882	News Corp., Class A	19,616
188	Omnicom Group, Inc.	14,168
71	ViacomCBS, Inc., Class B	2,375

		188,417

	Metals & Mining — 0.3%
124	Alcoa Corp.	7,032
411	Cleveland-Cliffs, Inc.(a)	7,044
249	Commercial Metals Co.	8,327
35	Newmont Corp.	2,141
17	Nucor Corp.	1,724
69	Reliance Steel & Aluminum Co.	10,549

		36,817

	Multi-Utilities — 0.2%
104	Consolidated Edison, Inc.	8,991
42	DTE Energy Co.	5,058
25	Sempra Energy	3,454
26	WEC Energy Group, Inc.	2,523

		20,026

	Multiline Retail — 0.2%
282	Macy’s, Inc.	7,219
95	Target Corp.	20,941

		28,160

	Oil, Gas & Consumable Fuels — 1.9%
915	Antero Midstream Corp.	9,104
1,061	APA Corp.	35,236
70	Chevron Corp.	9,193
544	ConocoPhillips	48,209
189	Diamondback Energy, Inc.	23,844
122	DTE Midstream LLC(a)	6,307
514	EOG Resources, Inc.	57,301
231	EQT Corp.(a)	4,909
162	Exxon Mobil Corp.	12,306
255	Kinder Morgan, Inc.	4,427
231	Marathon Oil Corp.	4,498
1,335	Southwestern Energy Co.(a)	5,874
54	Valero Energy Corp.	4,480

		225,688

	Paper & Forest Products — 0.1%
114	Louisiana-Pacific Corp.	7,574

	Personal Products — 0.0%
5	Estee Lauder Cos., Inc. (The), Class A	1,559

	Pharmaceuticals — 1.7%
558	Bristol-Myers Squibb Co.	36,209
56	Jazz Pharmaceuticals PLC(a)	7,779
105	Johnson & Johnson	18,090
242	Merck & Co., Inc.	19,718
448	Novartis AG, Sponsored ADR	38,936
164	Novo Nordisk A/S, Sponsored ADR	16,379
276	Pfizer, Inc.	14,542
783	Roche Holding AG, Sponsored ADR	38,046
242	Viatris, Inc.	3,623
	Pharmaceuticals — continued
26	Zoetis, Inc.	5,194

		198,516

	Professional Services — 0.2%
109	Exponent, Inc.	10,353
14	IHS Markit Ltd.	1,635
112	Korn Ferry	7,434
63	ManpowerGroup, Inc.	6,607

		26,029

	Real Estate Management & Development — 0.3%
240	CBRE Group, Inc., Class A(a)	24,322
56	Jones Lang LaSalle, Inc.(a)	14,044

		38,366

	REITs – Apartments — 0.4%
199	American Campus Communities, Inc.	10,399
13	AvalonBay Communities, Inc.	3,175
133	Camden Property Trust	21,292
71	Equity Residential	6,300

		41,166

	REITs – Diversified — 0.4%
52	American Tower Corp.	13,078
44	Crown Castle International Corp.	8,031
96	CyrusOne, Inc.	8,626
18	Digital Realty Trust, Inc.	2,686
7	Equinix, Inc.	5,074
147	Weyerhaeuser Co.	5,943

		43,438

	REITs – Health Care — 0.1%
46	Ventas, Inc.	2,439
54	Welltower, Inc.	4,678

		7,117

	REITs – Hotels — 0.0%
141	Host Hotels & Resorts, Inc.(a)	2,445

	REITs – Mortgage — 0.1%
332	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,771

	REITs – Office Property — 0.5%
991	Brandywine Realty Trust	12,744
487	Corporate Office Properties Trust	12,302
338	Douglas Emmett, Inc.	10,552
451	Easterly Government Properties, Inc.	9,458
150	Kilroy Realty Corp.	9,600

		54,656

	REITs – Regional Malls — 0.0%
317	Macerich Co. (The)	5,243

	REITs – Shopping Centers — 0.2%
803	Brixmor Property Group, Inc.	20,364

	REITs – Warehouse/Industrials — 0.1%
80	ProLogis, Inc.	12,546

	Road & Rail — 0.3%
23	Avis Budget Group, Inc.(a)	4,052
11	Canadian Pacific Railway Ltd.	785
120	CSX Corp.	4,106
41	Norfolk Southern Corp.	11,152
82	Ryder System, Inc.	6,002
32	Union Pacific Corp.	7,826

		33,923

	Semiconductors & Semiconductor Equipment — 2.9%
73	Advanced Micro Devices, Inc.(a)	8,340

See accompanying notes to financial statements.

|  64

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
36	Analog Devices, Inc.	$5,903
56	Applied Materials, Inc.	7,738
85	Cirrus Logic, Inc.(a)	7,602
55	Enphase Energy, Inc.(a)	7,726
230	First Solar, Inc.(a)	18,028
419	Intel Corp.	20,456
10	Lam Research Corp.	5,899
130	Micron Technology, Inc.	10,695
553	NVIDIA Corp.	135,408
312	QUALCOMM, Inc.	54,837
74	Silicon Laboratories, Inc.(a)	12,224
35	Synaptics, Inc.(a)	7,362
106	Texas Instruments, Inc.	19,026
45	Universal Display Corp.	6,908
79	Wolfspeed, Inc.(a)	7,445

		335,597

	Software — 4.1%
27	Adobe, Inc.(a)	14,426
256	Autodesk, Inc.(a)	63,946
61	Blackbaud, Inc.(a)	4,157
132	CommVault Systems, Inc.(a)	8,905
23	Fair Isaac Corp.(a)	11,385
301	Microsoft Corp.	93,605
178	NCR Corp.(a)	6,775
846	NortonLifeLock, Inc.	22,004
1,152	Oracle Corp.	93,496
45	Paylocity Holding Corp.(a)	9,179
56	Qualys, Inc.(a)	7,176
256	salesforce.com, Inc.(a)	59,553
94	SPS Commerce, Inc.(a)	11,642
267	Workday, Inc., Class A(a)	67,554

		473,803

	Specialty Retail — 0.9%
181	American Eagle Outfitters, Inc.	4,132
39	Asbury Automotive Group, Inc.(a)	6,278
5	AutoZone, Inc.(a)	9,932
57	Best Buy Co., Inc.	5,659
90	Boot Barn Holdings, Inc.(a)	8,277
55	Five Below, Inc.(a)	9,020
24	GameStop Corp., Class A(a)	2,614
22	Home Depot, Inc. (The)	8,074
34	Lithia Motors, Inc.	9,932
90	Lowe’s Cos., Inc.	21,361
74	TJX Cos., Inc. (The)	5,326
18	Tractor Supply Co.	3,930
9	Ulta Beauty, Inc.(a)	3,274
58	Williams-Sonoma, Inc.	9,311

		107,120

	Technology Hardware, Storage & Peripherals — 0.2%
180	Hewlett Packard Enterprise Co.	2,940
184	HP, Inc.	6,758
114	Seagate Technology Holdings PLC	12,215

		21,913

	Textiles, Apparel & Luxury Goods — 0.6%
47	Crocs, Inc.(a)	4,823
34	Deckers Outdoor Corp.(a)	10,888
31	NIKE, Inc., Class B	4,590
1,395	Under Armour, Inc., Class A(a)	26,268
286	VF Corp.	18,650
158	Wolverine World Wide, Inc.	4,185

		69,404

	Thrifts & Mortgage Finance — 0.1%
248	Mr. Cooper Group, Inc.(a)	9,957

	Trading Companies & Distributors — 0.1%
54	GATX Corp.	5,640

	Water Utilities — 0.1%
36	American Water Works Co., Inc.	5,789
184	Essential Utilities, Inc.	8,968

		14,757

	Wireless Telecommunication Services — 0.2%
221	Shenandoah Telecommunications Co.	5,032
180	T-Mobile US, Inc.(a)	19,471

		24,503

	Total Common Stocks (Identified Cost $5,949,600)	6,447,362

Principal Amount
Bonds and Notes — 6.6%
	Automotive — 0.1%
$7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,485
2,000	Lear Corp., 4.250%, 5/15/2029	2,159

		9,644

	Banking — 1.0%
7,000	American Express Co., 3.700%, 8/03/2023	7,231
8,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	8,296
6,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	6,243
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	4,142
8,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	7,661
7,000	Citigroup, Inc., 4.600%, 3/09/2026	7,580
2,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	2,001
7,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	7,325
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	7,185
8,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,982
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	4,201
4,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	4,418
7,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	7,203
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,074
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,118
5,000	State Street Corp., 2.400%, 1/24/2030	4,988
8,000	Truist Bank, 3.200%, 4/01/2024	8,270
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,134

		111,052

	Brokerage — 0.1%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	7,912
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	7,524

		15,436

	Chemicals — 0.1%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	7,240

	Construction Machinery — 0.1%
8,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	7,935

	Consumer Cyclical Services — 0.0%
4,000	eBay, Inc., 3.800%, 3/09/2022	4,003

	Diversified Manufacturing — 0.1%
7,000	3M Co., 3.050%, 4/15/2030	7,340

See accompanying notes to financial statements.

65  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2040 Fund – (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — continued
$4,000	Emerson Electric Co., 2.000%, 12/21/2028	$3,900

		11,240

	Electric — 0.3%
7,000	Duke Energy Corp., 3.750%, 4/15/2024	7,265
8,000	Entergy Corp., 0.900%, 9/15/2025	7,647
4,000	Exelon Corp., 4.050%, 4/15/2030	4,324
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,696
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,162
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,122
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,276

		40,492

	Environmental — 0.0%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,621
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,955

		5,576

	Finance Companies — 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	4,074
4,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	3,878

		7,952

	Financial Other — 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	6,056

	Food & Beverage — 0.3%
8,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	7,779
7,000	General Mills, Inc., 4.000%, 4/17/2025	7,402
8,000	Mondelez International, Inc., 2.750%, 4/13/2030	8,021
8,000	PepsiCo, Inc., 2.750%, 3/19/2030	8,224

		31,426

	Government Owned – No Guarantee — 0.1%
11,000	Federal National Mortgage Association, 6.625%, 11/15/2030	15,155

	Health Insurance — 0.1%
7,000	Anthem, Inc., 4.101%, 3/01/2028	7,589
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,801

		15,390

	Healthcare — 0.2%
4,000	Cigna Corp., 3.750%, 7/15/2023	4,125
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,090
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,041
4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,185
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,033

		17,474

	Integrated Energy — 0.2%
7,000	BP Capital Markets PLC, 3.814%, 2/10/2024	7,306
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	8,257
5,000	Shell International Finance BV, 6.375%, 12/15/2038	6,956

		22,519

	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,386

	Media Entertainment — 0.0%
4,000	ViacomCBS, Inc., 4.750%, 5/15/2025	4,301

	Midstream — 0.1%
7,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	7,296

	Mortgage Related — 1.0%
32,921	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	32,895
366	FHLMC, 3.000%, 6/01/2049	375
29,800	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	29,094
28,861	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	28,841
20,716	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	21,217
3,351	FNMA, 3.500%, with various maturities in 2049(b)	3,498
752	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	794
905	FNMA, 4.500%, with various maturities in 2049(b)	968

		117,682

	Natural Gas — 0.1%
8,000	NiSource, Inc., 0.950%, 8/15/2025	7,654

	Pharmaceuticals — 0.2%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	7,325
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,770
8,000	Johnson & Johnson, 1.300%, 9/01/2030	7,415
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,994

		21,504

	Property & Casualty Insurance — 0.1%
7,000	American International Group, Inc., 3.400%, 6/30/2030	7,344
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,054

		9,398

	Railroads — 0.1%
7,000	CSX Corp., 2.600%, 11/01/2026	7,153

	REITs – Apartments — 0.0%
4,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,062

	REITs – Health Care — 0.0%
4,000	Welltower, Inc., 2.800%, 6/01/2031	3,950

	REITs – Office Property — 0.0%
4,000	Boston Properties LP, 2.750%, 10/01/2026	4,072

	REITs – Single Tenant — 0.0%
2,000	Realty Income Corp., 3.400%, 1/15/2028	2,093
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,919

		4,012

	REITs – Warehouse/Industrials — 0.0%
4,000	Prologis LP, 1.250%, 10/15/2030	3,608

	Restaurants — 0.1%
7,000	Starbucks Corp., 2.250%, 3/12/2030	6,769

	Retailers — 0.0%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,466

	Technology — 0.4%
7,000	Apple, Inc., 2.500%, 2/09/2025	7,160
3,000	Broadcom, Inc., 4.110%, 9/15/2028	3,193
4,000	HP, Inc., 3.000%, 6/17/2027	4,097
4,000	Intel Corp., 2.450%, 11/15/2029	3,989
7,000	International Business Machines Corp., 4.000%, 6/20/2042	7,622
4,000	NVIDIA Corp., 2.850%, 4/01/2030	4,108
7,000	Oracle Corp., 2.950%, 5/15/2025	7,148
8,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,310

		44,627

	Treasuries — 1.4%
10,000	U.S. Treasury Bond, 2.250%, 5/15/2041	10,113
8,000	U.S. Treasury Bond, 2.500%, 5/15/2046	8,480

See accompanying notes to financial statements.

|  66

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2040 Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — continued
$18,000	U.S. Treasury Bond, 2.875%, 11/15/2046	$20,429
20,000	U.S. Treasury Bond, 3.000%, 5/15/2045	22,966
12,000	U.S. Treasury Bond, 3.000%, 2/15/2048	14,058
17,000	U.S. Treasury Bond, 3.000%, 2/15/2049	20,066
34,000	U.S. Treasury Note, 0.375%, 11/30/2025	32,548
30,000	U.S. Treasury Note, 2.125%, 12/31/2022	30,366

		159,026

	Utility Other — 0.0%
3,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,325

	Wireless — 0.1%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,051

	Wirelines — 0.1%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,933
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,365
6,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	6,123

		11,421

	Total Bonds and Notes (Identified Cost $785,079)	764,353

Shares
Exchange-Traded Funds — 7.4%
11,334	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $873,904)	866,371

Mutual Funds — 11.2%
25,622	WCM Focused Emerging Markets Fund, Institutional Class	447,112
35,159	WCM Focused International Growth Fund, Institutional Class	852,607

	Total Mutual Funds (Identified Cost $1,406,003)	1,299,719

Affiliated Mutual Funds — 16.4%
28,922	Loomis Sayles Inflation Protected Securities Fund, Class N	336,367
24,406	Loomis Sayles Limited Term Government and Agency Fund, Class N	275,060
44,488	Mirova Global Green Bond Fund, Class N	443,994
65,037	Mirova International Sustainable Equity Fund, Class N	850,681

	Total Affiliated Mutual Funds (Identified Cost $2,012,607)	1,906,102

Principal Amount
Short-Term Investments — 3.0%
$343,959	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2022 at 0.000% to be repurchased at $343,959 on 2/01/2022 collateralized by $301,600 U.S. Treasury Inflation Indexed Note, 0.500% due 4/15/2024 valued at $351,095 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $343,959)	343,959

	Total Investments — 100.1% (Identified Cost $11,371,152)	11,627,866
	Other assets less liabilities — (0.1)%	(7,649)

	Net Assets — 100.0%	$11,620,217

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of Rule 144A holdings amounted to $4,201 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2022

Equity	81.4%
Fixed Income	15.7
Short-Term Investments	3.0

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

67  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 58.0% of Net Assets
	Aerospace & Defense — 1.0%
46	Axon Enterprise, Inc.(a)	$6,437
369	Boeing Co. (The)(a)	73,889
76	General Dynamics Corp.	16,120
8	L3Harris Technologies, Inc.	1,674
14	Lockheed Martin Corp.	5,448
67	Moog, Inc., Class A	5,108
139	Raytheon Technologies Corp.	12,536

		121,212

	Air Freight & Logistics — 0.5%
226	Expeditors International of Washington, Inc.	25,872
16	FedEx Corp.	3,934
80	GXO Logistics, Inc.(a)	6,497
85	United Parcel Service, Inc., Class B	17,188

		53,491

	Airlines — 0.2%
213	Delta Air Lines, Inc.(a)	8,454
676	JetBlue Airways Corp.(a)	9,890

		18,344

	Auto Components — 0.3%
16	Aptiv PLC(a)	2,185
477	BorgWarner, Inc.	20,916
456	Dana, Inc.	9,877
60	Visteon Corp.(a)	6,091

		39,069

	Automobiles — 0.6%
239	Ford Motor Co.	4,852
478	General Motors Co.(a)	25,205
35	Tesla, Inc.(a)	32,785
63	Thor Industries, Inc.	5,959

		68,801

	Banks — 3.4%
327	Ameris Bancorp	16,124
298	Bancorp, Inc. (The)(a)	8,886
831	Bank of America Corp.	38,342
315	Cadence Bank	9,819
771	Citigroup, Inc.	50,207
296	Citizens Financial Group, Inc.	15,235
152	Cullen/Frost Bankers, Inc.	21,434
113	Fifth Third Bancorp	5,043
1,492	FNB Corp.	19,277
1,040	Fulton Financial Corp.	18,668
599	Huntington Bancshares, Inc.	9,021
280	International Bancshares Corp.	11,768
45	JPMorgan Chase & Co.	6,687
651	KeyCorp	16,314
55	M&T Bank Corp.	9,316
44	PNC Financial Services Group, Inc. (The)	9,064
399	Regions Financial Corp.	9,153
402	Truist Financial Corp.	25,254
433	Trustmark Corp.	14,107
227	U.S. Bancorp	13,209
264	Webster Financial Corp.	14,998
666	Wells Fargo & Co.	35,831
115	Wintrust Financial Corp.	11,278

		389,035

	Beverages — 1.7%
308	Coca-Cola Co. (The)	18,791
141	Constellation Brands, Inc., Class A	33,523
1,734	Keurig Dr Pepper, Inc.	65,805
757	Monster Beverage Corp.(a)	65,647
	Beverages — continued
93	PepsiCo, Inc.	16,137

		199,903

	Biotechnology — 1.8%
124	AbbVie, Inc.	16,974
254	Alnylam Pharmaceuticals, Inc.(a)	34,950
60	Amgen, Inc.	13,628
85	Arrowhead Pharmaceuticals, Inc.(a)	4,485
15	Biogen, Inc.(a)	3,390
194	BioMarin Pharmaceutical, Inc.(a)	17,194
263	CRISPR Therapeutics AG(a)	16,766
42	Ligand Pharmaceuticals, Inc.(a)	5,235
65	Moderna, Inc.(a)	11,007
75	Neurocrine Biosciences, Inc.(a)	5,927
136	Regeneron Pharmaceuticals, Inc.(a)	82,768

		212,324

	Building Products — 0.5%
123	Builders FirstSource, Inc.(a)	8,363
45	Carlisle Cos., Inc.	10,055
63	Carrier Global Corp.	3,004
49	Johnson Controls International PLC	3,561
45	Lennox International, Inc.	12,763
135	Owens Corning	11,974
88	Trex Co., Inc.(a)	8,049

		57,769

	Capital Markets — 3.4%
19	Ameriprise Financial, Inc.	5,782
665	Bank of New York Mellon Corp. (The)	39,408
10	BlackRock, Inc.	8,229
817	Charles Schwab Corp. (The)	71,651
27	CME Group, Inc.	6,196
67	FactSet Research Systems, Inc.	28,267
105	Goldman Sachs Group, Inc. (The)	37,241
278	Intercontinental Exchange, Inc.	35,211
225	Janus Henderson Group PLC	8,302
267	KKR & Co., Inc.	19,000
32	Moody’s Corp.	10,976
55	Morgan Stanley	5,640
57	MSCI, Inc.	30,559
84	Northern Trust Corp.	9,798
7	S&P Global, Inc.	2,907
419	SEI Investments Co.	24,558
446	State Street Corp.	42,147
10	T. Rowe Price Group, Inc.	1,544
44	Virtus Investment Partners, Inc.	11,514

		398,930

	Chemicals — 0.6%
282	Dow, Inc.	16,844
43	DuPont de Nemours, Inc.	3,294
16	Ecolab, Inc.	3,031
122	HB Fuller Co.	8,756
87	Innospec, Inc.	8,087
16	International Flavors & Fragrances, Inc.	2,111
30	Linde PLC	9,560
101	Minerals Technologies, Inc.	7,067
15	PPG Industries, Inc.	2,343
14	Sherwin-Williams Co. (The)	4,011
60	Stepan Co.	6,610

		71,714

	Commercial Services & Supplies — 0.2%
62	MSA Safety, Inc.	8,519
75	Tetra Tech, Inc.	10,439
130	Viad Corp.(a)	4,897

See accompanying notes to financial statements.

|  68

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
22	Waste Management, Inc.	$3,310

		27,165

	Communications Equipment — 0.6%
29	Arista Networks, Inc.(a)	3,605
149	Ciena Corp.(a)	9,880
714	Cisco Systems, Inc.	39,749
10	F5, Inc.(a)	2,076
83	Lumentum Holdings, Inc.(a)	8,423

		63,733

	Construction & Engineering — 0.2%
244	AECOM	16,868

	Consumer Finance — 1.5%
1,249	Ally Financial, Inc.	59,602
350	American Express Co.	62,937
342	Capital One Financial Corp.	50,182
165	Green Dot Corp., Class A(a)	5,232

		177,953

	Containers & Packaging — 0.1%
52	Ball Corp.	5,049
73	International Paper Co.	3,522
169	WestRock Co.	7,801

		16,372

	Distributors — 0.1%
44	Genuine Parts Co.	5,862

	Diversified Consumer Services — 0.1%
152	Service Corp. International	9,381

	Diversified Telecommunication Services — 0.2%
1,903	Lumen Technologies, Inc.	23,521

	Electric Utilities — 0.4%
167	American Electric Power Co., Inc.	15,097
25	Edison International	1,570
48	Eversource Energy	4,295
83	IDACORP, Inc.	9,148
153	NextEra Energy, Inc.	11,952
57	PPL Corp.	1,692

		43,754

	Electrical Equipment — 0.7%
32	Acuity Brands, Inc.	6,129
67	Eaton Corp. PLC	10,615
44	Emerson Electric Co.	4,046
57	Hubbell, Inc.	10,675
547	Plug Power, Inc.(a)	11,963
55	Rockwell Automation, Inc.	15,907
690	Sunrun, Inc.(a)	17,892

		77,227

	Electronic Equipment, Instruments & Components — 0.7%
156	Avnet, Inc.	6,296
10	CDW Corp.	1,891
160	Cognex Corp.	10,634
34	Coherent, Inc.(a)	8,788
102	Corning, Inc.	4,288
171	Itron, Inc.(a)	10,602
11	Keysight Technologies, Inc.(a)	1,857
31	Littelfuse, Inc.	8,369
30	Rogers Corp.(a)	8,188
129	TE Connectivity Ltd.	18,448
16	Trimble, Inc.(a)	1,155
281	Vishay Intertechnology, Inc.	5,820

		86,336

	Energy Equipment & Services — 0.5%
789	Archrock, Inc.	6,659
89	Baker Hughes Co.	2,442
348	ChampionX Corp.(a)	7,795
898	Schlumberger NV	35,085

		51,981

	Entertainment — 1.4%
56	Activision Blizzard, Inc.	4,425
137	Electronic Arts, Inc.	18,174
97	Netflix, Inc.(a)	41,433
142	Take-Two Interactive Software, Inc.(a)	23,194
520	Walt Disney Co. (The)(a)	74,344

		161,570

	Food & Staples Retailing — 0.4%
119	BJ’s Wholesale Club Holdings, Inc.(a)	7,315
5	Costco Wholesale Corp.	2,526
73	Kroger Co. (The)	3,182
381	SpartanNash Co.	9,361
191	Sysco Corp.	14,927
96	Walgreens Boots Alliance, Inc.	4,777
50	Walmart, Inc.	6,990

		49,078

	Food Products — 0.4%
104	Campbell Soup Co.	4,588
150	Darling Ingredients, Inc.(a)	9,565
79	General Mills, Inc.	5,426
162	Hain Celestial Group, Inc. (The)(a)	5,918
71	Hormel Foods Corp.	3,370
83	Ingredion, Inc.	7,860
21	J.M. Smucker Co. (The)	2,952
37	Kellogg Co.	2,331
21	McCormick & Co., Inc.	2,107
59	Mondelez International, Inc., Class A	3,955

		48,072

	Gas Utilities — 0.2%
277	New Jersey Resources Corp.	11,138
93	ONE Gas, Inc.	7,244
202	UGI Corp.	9,161

		27,543

	Health Care Equipment & Supplies — 1.0%
5	Align Technology, Inc.(a)	2,475
20	Baxter International, Inc.	1,709
36	Becton Dickinson & Co.	9,149
11	Cooper Cos., Inc. (The)	4,381
5	DexCom, Inc.(a)	2,152
43	Edwards Lifesciences Corp.(a)	4,696
87	Globus Medical, Inc., Class A(a)	5,805
94	Haemonetics Corp.(a)	4,545
36	Hologic, Inc.(a)	2,529
68	Intuitive Surgical, Inc.(a)	19,324
66	Merit Medical Systems, Inc.(a)	3,660
44	Penumbra, Inc.(a)	9,944
40	STAAR Surgical Co.(a)	2,909
139	STERIS PLC	31,192
14	Stryker Corp.	3,473
56	Tandem Diabetes Care, Inc.(a)	6,614

		114,557

	Health Care Providers & Services — 1.9%
30	Amedisys, Inc.(a)	4,053
13	Anthem, Inc.	5,733
63	Centene Corp.(a)	4,899
20	Chemed Corp.	9,378

See accompanying notes to financial statements.

69  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
21	Cigna Corp.	$4,840
323	CVS Health Corp.	34,403
78	DaVita, Inc.(a)	8,453
80	Encompass Health Corp.	4,963
304	HCA Healthcare, Inc.	72,975
46	Henry Schein, Inc.(a)	3,464
99	Humana, Inc.	38,857
12	Laboratory Corp. of America Holdings(a)	3,256
228	MEDNAX, Inc.(a)	5,575
49	Molina Healthcare, Inc.(a)	14,234
23	Quest Diagnostics, Inc.	3,105
222	Select Medical Holdings Corp.	5,157

		223,345

	Health Care Technology — 0.1%
522	Allscripts Healthcare Solutions, Inc.(a)	10,555
27	Cerner Corp.	2,462

		13,017

	Hotels, Restaurants & Leisure — 1.8%
24	Booking Holdings, Inc.(a)	58,947
15	Expedia Group, Inc.(a)	2,749
176	Hilton Worldwide Holdings, Inc.(a)	25,539
94	Jack in the Box, Inc.	8,559
33	McDonald’s Corp.	8,562
156	Six Flags Entertainment Corp.(a)	6,161
432	Starbucks Corp.	42,474
206	Travel & Leisure Co.	11,701
309	Wendy’s Co. (The)	7,116
424	Yum China Holdings, Inc.	20,424
144	Yum! Brands, Inc.	18,025

		210,257

	Household Durables — 0.5%
42	DR Horton, Inc.	3,747
253	KB Home	10,689
99	Meritage Homes Corp.(a)	10,101
337	PulteGroup, Inc.	17,757
341	Taylor Morrison Home Corp., Class A(a)	10,465

		52,759

	Household Products — 0.7%
10	Clorox Co. (The)	1,679
521	Colgate-Palmolive Co.	42,956
117	Kimberly-Clark Corp.	16,105
104	Procter & Gamble Co. (The)	16,687

		77,427

	Independent Power & Renewable Electricity Producers — 0.2%
113	AES Corp. (The)	2,506
274	NextEra Energy Partners LP	20,610
204	Sunnova Energy International, Inc.(a)	4,011

		27,127

	Industrial Conglomerates — 0.3%
41	3M Co.	6,807
238	General Electric Co.	22,486
41	Honeywell International, Inc.	8,384

		37,677

	Insurance — 1.8%
39	Aflac, Inc.	2,450
42	Allstate Corp. (The)	5,068
649	American International Group, Inc.	37,480
45	Chubb Ltd.	8,878
145	First American Financial Corp.	10,804
54	Hanover Insurance Group, Inc. (The)	7,450
	Insurance — continued
434	Hartford Financial Services Group, Inc. (The)	31,191
65	Marsh & McLennan Cos., Inc.	9,987
27	MetLife, Inc.	1,811
76	Prudential Financial, Inc.	8,479
318	Reinsurance Group of America, Inc.	36,516
156	Selective Insurance Group, Inc.	12,308
46	Travelers Cos., Inc. (The)	7,644
127	Willis Towers Watson PLC	29,713

		209,779

	Interactive Media & Services — 2.5%
20	Alphabet, Inc., Class A(a)	54,121
40	Alphabet, Inc., Class C(a)	108,559
403	Meta Platforms, Inc., Class A(a)	126,244
27	Twitter, Inc.(a)	1,013

		289,937

	Internet & Direct Marketing Retail — 1.6%
187	Alibaba Group Holding Ltd., Sponsored ADR(a)	23,523
39	Amazon.com, Inc.(a)	116,667
704	eBay, Inc.	42,289
880	Qurate Retail, Inc., Class A	6,187

		188,666

	IT Services — 3.0%
11	Accenture PLC, Class A	3,889
172	Automatic Data Processing, Inc.	35,461
75	Cognizant Technology Solutions Corp., Class A	6,406
851	DXC Technology Co.(a)	25,598
362	Fiserv, Inc.(a)	38,263
117	Gartner, Inc.(a)	34,385
95	International Business Machines Corp.	12,689
9	Kyndryl Holdings, Inc.(a)	152
141	MasterCard, Inc., Class A	54,480
56	Paychex, Inc.	6,595
35	PayPal Holdings, Inc.(a)	6,018
58	Perficient, Inc.(a)	6,080
15	VeriSign, Inc.(a)	3,258
469	Visa, Inc., Class A	106,074
43	WEX, Inc.(a)	6,922

		346,270

	Life Sciences Tools & Services — 0.7%
50	Agilent Technologies, Inc.	6,966
41	Danaher Corp.	11,717
108	Illumina, Inc.(a)	37,673
177	NeoGenomics, Inc.(a)	3,990
47	Repligen Corp.(a)	9,322
20	Thermo Fisher Scientific, Inc.	11,626
11	Waters Corp.(a)	3,521

		84,815

	Machinery — 1.5%
105	AGCO Corp.	12,306
58	Caterpillar, Inc.	11,691
43	Chart Industries, Inc.(a)	5,240
78	Cummins, Inc.	17,229
121	Deere & Co.	45,544
38	Illinois Tool Works, Inc.	8,889
141	ITT, Inc.	12,961
177	Kennametal, Inc.	6,119
111	Oshkosh Corp.	12,633
27	Otis Worldwide Corp.	2,307
191	PACCAR, Inc.	17,761
24	Parker-Hannifin Corp.	7,440
139	Terex Corp.	5,799

See accompanying notes to financial statements.

|  70

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
123	Toro Co. (The)	$11,879

		177,798

	Media — 1.7%
7	Cable One, Inc.	10,813
95	Charter Communications, Inc., Class A(a)	56,367
1,019	Comcast Corp., Class A	50,940
572	Discovery, Inc., Class A(a)	15,965
468	Interpublic Group of Cos., Inc. (The)	16,633
148	New York Times Co. (The), Class A	5,924
907	News Corp., Class A	20,172
192	Omnicom Group, Inc.	14,469
74	ViacomCBS, Inc., Class B	2,475

		193,758

	Metals & Mining — 0.3%
127	Alcoa Corp.	7,202
451	Cleveland-Cliffs, Inc.(a)	7,730
255	Commercial Metals Co.	8,527
37	Newmont Corp.	2,263
17	Nucor Corp.	1,724
71	Reliance Steel & Aluminum Co.	10,855

		38,301

	Multi-Utilities — 0.2%
111	Consolidated Edison, Inc.	9,596
44	DTE Energy Co.	5,299
25	Sempra Energy	3,454
27	WEC Energy Group, Inc.	2,620

		20,969

	Multiline Retail — 0.3%
298	Macy’s, Inc.	7,629
101	Target Corp.	22,263

		29,892

	Oil, Gas & Consumable Fuels — 2.1%
945	Antero Midstream Corp.	9,403
1,115	APA Corp.	37,029
74	Chevron Corp.	9,718
572	ConocoPhillips	50,691
199	Diamondback Energy, Inc.	25,106
131	DTE Midstream LLC(a)	6,773
539	EOG Resources, Inc.	60,088
260	EQT Corp.(a)	5,525
171	Exxon Mobil Corp.	12,989
287	Kinder Morgan, Inc.	4,982
243	Marathon Oil Corp.	4,731
1,432	Southwestern Energy Co.(a)	6,301
56	Valero Energy Corp.	4,646

		237,982

	Paper & Forest Products — 0.1%
121	Louisiana-Pacific Corp.	8,039

	Personal Products — 0.0%
5	Estee Lauder Cos., Inc. (The), Class A	1,559

	Pharmaceuticals — 1.8%
577	Bristol-Myers Squibb Co.	37,442
59	Jazz Pharmaceuticals PLC(a)	8,196
111	Johnson & Johnson	19,124
249	Merck & Co., Inc.	20,288
468	Novartis AG, Sponsored ADR	40,674
174	Novo Nordisk A/S, Sponsored ADR	17,377
284	Pfizer, Inc.	14,964
813	Roche Holding AG, Sponsored ADR	39,504
231	Viatris, Inc.	3,458
	Pharmaceuticals — continued
29	Zoetis, Inc.	5,794

		206,821

	Professional Services — 0.2%
112	Exponent, Inc.	10,638
15	IHS Markit Ltd.	1,752
115	Korn Ferry	7,634
67	ManpowerGroup, Inc.	7,026

		27,050

	Real Estate Management & Development — 0.3%
248	CBRE Group, Inc., Class A(a)	25,132
57	Jones Lang LaSalle, Inc.(a)	14,295

		39,427

	REITs – Apartments — 0.4%
205	American Campus Communities, Inc.	10,713
15	AvalonBay Communities, Inc.	3,664
136	Camden Property Trust	21,772
75	Equity Residential	6,655

		42,804

	REITs – Diversified — 0.4%
54	American Tower Corp.	13,581
45	Crown Castle International Corp.	8,213
99	CyrusOne, Inc.	8,895
18	Digital Realty Trust, Inc.	2,686
8	Equinix, Inc.	5,799
157	Weyerhaeuser Co.	6,348

		45,522

	REITs – Health Care — 0.1%
47	Ventas, Inc.	2,492
55	Welltower, Inc.	4,765

		7,257

	REITs – Hotels — 0.0%
143	Host Hotels & Resorts, Inc.(a)	2,480

	REITs – Mortgage — 0.1%
339	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,062

	REITs – Office Property — 0.5%
1,024	Brandywine Realty Trust	13,168
503	Corporate Office Properties Trust	12,706
349	Douglas Emmett, Inc.	10,896
465	Easterly Government Properties, Inc.	9,751
155	Kilroy Realty Corp.	9,920

		56,441

	REITs – Regional Malls — 0.1%
356	Macerich Co. (The)	5,888

	REITs – Shopping Centers — 0.2%
830	Brixmor Property Group, Inc.	21,049

	REITs – Warehouse/Industrials — 0.1%
88	ProLogis, Inc.	13,800

	Road & Rail — 0.3%
25	Avis Budget Group, Inc.(a)	4,404
14	Canadian Pacific Railway Ltd.	1,000
126	CSX Corp.	4,312
43	Norfolk Southern Corp.	11,696
87	Ryder System, Inc.	6,367
34	Union Pacific Corp.	8,315

		36,094

	Semiconductors & Semiconductor Equipment — 3.0%
72	Advanced Micro Devices, Inc.(a)	8,226

See accompanying notes to financial statements.

71  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
38	Analog Devices, Inc.	$6,231
56	Applied Materials, Inc.	7,738
83	Cirrus Logic, Inc.(a)	7,424
55	Enphase Energy, Inc.(a)	7,726
243	First Solar, Inc.(a)	19,046
442	Intel Corp.	21,578
10	Lam Research Corp.	5,899
139	Micron Technology, Inc.	11,436
573	NVIDIA Corp.	140,305
323	QUALCOMM, Inc.	56,770
77	Silicon Laboratories, Inc.(a)	12,720
37	Synaptics, Inc.(a)	7,783
110	Texas Instruments, Inc.	19,744
48	Universal Display Corp.	7,368
86	Wolfspeed, Inc.(a)	8,105

		348,099

	Software — 4.2%
27	Adobe, Inc.(a)	14,426
264	Autodesk, Inc.(a)	65,944
69	Blackbaud, Inc.(a)	4,702
132	CommVault Systems, Inc.(a)	8,905
25	Fair Isaac Corp.(a)	12,375
313	Microsoft Corp.	97,337
190	NCR Corp.(a)	7,231
870	NortonLifeLock, Inc.	22,629
1,188	Oracle Corp.	96,418
46	Paylocity Holding Corp.(a)	9,383
60	Qualys, Inc.(a)	7,688
265	salesforce.com, Inc.(a)	61,647
97	SPS Commerce, Inc.(a)	12,013
281	Workday, Inc., Class A(a)	71,096

		491,794

	Specialty Retail — 1.0%
207	American Eagle Outfitters, Inc.	4,726
43	Asbury Automotive Group, Inc.(a)	6,922
6	AutoZone, Inc.(a)	11,918
57	Best Buy Co., Inc.	5,659
92	Boot Barn Holdings, Inc.(a)	8,461
55	Five Below, Inc.(a)	9,020
23	GameStop Corp., Class A(a)	2,505
23	Home Depot, Inc. (The)	8,440
35	Lithia Motors, Inc.	10,225
92	Lowe’s Cos., Inc.	21,836
78	TJX Cos., Inc. (The)	5,614
18	Tractor Supply Co.	3,930
11	Ulta Beauty, Inc.(a)	4,001
60	Williams-Sonoma, Inc.	9,632

		112,889

	Technology Hardware, Storage & Peripherals — 0.2%
190	Hewlett Packard Enterprise Co.	3,103
188	HP, Inc.	6,905
114	Seagate Technology Holdings PLC	12,215

		22,223

	Textiles, Apparel & Luxury Goods — 0.6%
51	Crocs, Inc.(a)	5,234
35	Deckers Outdoor Corp.(a)	11,208
33	NIKE, Inc., Class B	4,886
1,438	Under Armour, Inc., Class A(a)	27,077
294	VF Corp.	19,172
179	Wolverine World Wide, Inc.	4,742

		72,319

	Thrifts & Mortgage Finance — 0.1%
256	Mr. Cooper Group, Inc.(a)	10,278

	Trading Companies & Distributors — 0.1%
58	GATX Corp.	6,058

	Water Utilities — 0.1%
38	American Water Works Co., Inc.	6,110
190	Essential Utilities, Inc.	9,261

		15,371

	Wireless Telecommunication Services — 0.2%
227	Shenandoah Telecommunications Co.	5,169
191	T-Mobile US, Inc.(a)	20,660

		25,829

	Total Common Stocks (Identified Cost $6,212,508)	6,724,494

Principal Amount
Bonds and Notes — 4.3%
	Automotive — 0.1%
$4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	4,278
1,000	Lear Corp., 4.250%, 5/15/2029	1,079

		5,357

	Banking — 0.6%
5,000	American Express Co., 3.700%, 8/03/2023	5,165
5,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	5,185
4,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	4,162
3,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	3,106
6,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	5,746
4,000	Citigroup, Inc., 4.600%, 3/09/2026	4,331
1,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	1,000
4,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	4,186
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,106
5,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,989
2,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,100
3,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	3,313
5,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	5,145
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,037
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,059
4,000	State Street Corp., 2.400%, 1/24/2030	3,991
5,000	Truist Bank, 3.200%, 4/01/2024	5,169
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	5,084

		70,874

	Brokerage — 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	4,945
6,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,643

		10,588

	Chemicals — 0.0%
1,000	LYB International Finance BV, 5.250%, 7/15/2043	1,207

	Construction Machinery — 0.0%
5,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	4,959

	Consumer Cyclical Services — 0.0%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,001

	Diversified Manufacturing — 0.1%
6,000	3M Co., 3.050%, 4/15/2030	6,292

See accompanying notes to financial statements.

|  72

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2045 Fund – (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — continued
$3,000	Emerson Electric Co., 2.000%, 12/21/2028	$2,925

		9,217

	Electric — 0.2%
4,000	Duke Energy Corp., 3.750%, 4/15/2024	4,152
6,000	Entergy Corp., 0.900%, 9/15/2025	5,735
2,000	Exelon Corp., 4.050%, 4/15/2030	2,162
5,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	4,810
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,081
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,061
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	4,158

		24,159

	Environmental — 0.0%
3,000	Republic Services, Inc., 1.450%, 2/15/2031	2,715
1,000	Waste Management, Inc., 2.950%, 6/01/2041	978

		3,693

	Finance Companies — 0.1%
3,000	Ares Capital Corp., 3.250%, 7/15/2025	3,056
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,908

		5,964

	Financial Other — 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	6,056

	Food & Beverage — 0.2%
6,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	5,834
5,000	General Mills, Inc., 4.000%, 4/17/2025	5,287
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	5,013
5,000	PepsiCo, Inc., 2.750%, 3/19/2030	5,140

		21,274

	Government Owned – No Guarantee — 0.1%
7,000	Federal National Mortgage Association, 6.625%, 11/15/2030	9,644

	Health Insurance — 0.1%
4,000	Anthem, Inc., 4.101%, 3/01/2028	4,336
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,901

		8,237

	Healthcare — 0.1%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,063
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,090
3,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	3,031
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,092
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,017

		10,293

	Integrated Energy — 0.1%
4,000	BP Capital Markets PLC, 3.814%, 2/10/2024	4,175
5,000	Exxon Mobil Corp., 2.992%, 3/19/2025	5,160
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,174

		13,509

	Life Insurance — 0.0%
1,000	Athene Holding Ltd., 6.150%, 4/03/2030	1,193

	Media Entertainment — 0.0%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,151

	Midstream — 0.0%
4,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	4,169

	Mortgage Related — 0.7%
18,947	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	18,932
366	FHLMC, 3.000%, 6/01/2049	375
22,285	FNMA, 2.000%, with various maturities in 2051(b)	21,755
21,194	FNMA, 2.500%, with various maturities in 2051(b)	21,181
14,245	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	14,586
2,198	FNMA, 3.500%, with various maturities in 2049(b)	2,294
573	FNMA, 4.000%, 3/01/2050	605
668	FNMA, 4.500%, with various maturities in 2049(b)	713

		80,441

	Natural Gas — 0.1%
6,000	NiSource, Inc., 0.950%, 8/15/2025	5,740

	Pharmaceuticals — 0.1%
5,000	AbbVie, Inc., 3.600%, 5/14/2025	5,233
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,885
6,000	Johnson & Johnson, 1.300%, 9/01/2030	5,561
1,000	Viatris, Inc., 3.850%, 6/22/2040	998

		13,677

	Property & Casualty Insurance — 0.1%
4,000	American International Group, Inc., 3.400%, 6/30/2030	4,197
1,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,027

		5,224

	Railroads — 0.0%
5,000	CSX Corp., 2.600%, 11/01/2026	5,109

	REITs – Apartments — 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	2,031

	REITs – Health Care — 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	1,975

	REITs – Office Property — 0.0%
3,000	Boston Properties LP, 2.750%, 10/01/2026	3,054

	REITs – Single Tenant — 0.0%
1,000	Realty Income Corp., 3.400%, 1/15/2028	1,046
1,000	Spirit Realty LP, 2.700%, 2/15/2032	960

		2,006

	REITs – Warehouse/Industrials — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,706

	Restaurants — 0.0%
5,000	Starbucks Corp., 2.250%, 3/12/2030	4,835

	Retailers — 0.0%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,233

	Technology — 0.3%
4,000	Apple, Inc., 2.500%, 2/09/2025	4,091
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,129
4,000	HP, Inc., 3.000%, 6/17/2027	4,097
3,000	Intel Corp., 2.450%, 11/15/2029	2,991
5,000	International Business Machines Corp., 4.000%, 6/20/2042	5,444
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,054
4,000	Oracle Corp., 2.950%, 5/15/2025	4,085
5,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,569

		29,460

	Treasuries — 0.9%
5,000	U.S. Treasury Bond, 2.250%, 5/15/2041	5,056
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	5,300
13,000	U.S. Treasury Bond, 2.875%, 11/15/2046	14,754
13,000	U.S. Treasury Bond, 3.000%, 5/15/2045	14,928
7,000	U.S. Treasury Bond, 3.000%, 2/15/2048	8,201

See accompanying notes to financial statements.

73  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2045 Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — continued
$11,000	U.S. Treasury Bond, 3.000%, 2/15/2049	$12,984
24,000	U.S. Treasury Note, 0.375%, 11/30/2025	22,975
25,000	U.S. Treasury Note, 2.125%, 12/31/2022	25,305

		109,503

	Utility Other — 0.0%
3,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,325

	Wireless — 0.1%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,172

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,955
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,365
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	5,103

		9,423

	Total Bonds and Notes (Identified Cost $514,661)	500,459

Shares
Exchange-Traded Funds — 8.2%
12,429	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $956,928)	950,073

Mutual Funds — 12.6%
28,873	WCM Focused Emerging Markets Fund, Institutional Class	503,828
39,502	WCM Focused International Growth Fund, Institutional Class	957,932

	Total Mutual Funds (Identified Cost $1,588,270)	1,461,760

Affiliated Mutual Funds — 13.9%
20,916	Loomis Sayles Inflation Protected Securities Fund, Class N	243,258
16,843	Loomis Sayles Limited Term Government and Agency Fund, Class N	189,816
22,222	Mirova Global Green Bond Fund, Class N	221,776
72,850	Mirova International Sustainable Equity Fund, Class N	952,881

	Total Affiliated Mutual Funds (Identified Cost $1,730,533)	1,607,731

Principal Amount
Short-Term Investments — 3.3%
$384,830	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2022 at 0.000% to be repurchased at $384,830 on 2/01/2022 collateralized by $337,500 U.S. Treasury Inflation Indexed Note, 0.500% due 4/15/2024 valued at $392,886 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $384,830)	384,830

	Total Investments — 100.3% (Identified Cost $11,387,730)	11,629,347
	Other assets less liabilities — (0.3)%	(33,504)

	Net Assets — 100.0%	$11,595,843

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of Rule 144A holdings amounted to $2,100 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2022

Equity	87.0%
Fixed Income	10.0
Short-Term Investments	3.3

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  74

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 59.6% of Net Assets
	Aerospace & Defense — 1.1%
42	Axon Enterprise, Inc.(a)	$5,877
331	Boeing Co. (The)(a)	66,279
70	General Dynamics Corp.	14,847
7	L3Harris Technologies, Inc.	1,465
14	Lockheed Martin Corp.	5,448
62	Moog, Inc., Class A	4,727
124	Raytheon Technologies Corp.	11,184

		109,827

	Air Freight & Logistics — 0.5%
204	Expeditors International of Washington, Inc.	23,354
13	FedEx Corp.	3,196
74	GXO Logistics, Inc.(a)	6,010
78	United Parcel Service, Inc., Class B	15,772

		48,332

	Airlines — 0.2%
198	Delta Air Lines, Inc.(a)	7,858
606	JetBlue Airways Corp.(a)	8,866

		16,724

	Auto Components — 0.3%
15	Aptiv PLC(a)	2,048
435	BorgWarner, Inc.	19,075
409	Dana, Inc.	8,859
55	Visteon Corp.(a)	5,583

		35,565

	Automobiles — 0.6%
217	Ford Motor Co.	4,405
449	General Motors Co.(a)	23,676
32	Tesla, Inc.(a)	29,975
58	Thor Industries, Inc.	5,486

		63,542

	Banks — 3.4%
299	Ameris Bancorp	14,744
269	Bancorp, Inc. (The)(a)	8,022
786	Bank of America Corp.	36,266
285	Cadence Bank	8,883
707	Citigroup, Inc.	46,040
265	Citizens Financial Group, Inc.	13,640
140	Cullen/Frost Bankers, Inc.	19,741
108	Fifth Third Bancorp	4,820
1,363	FNB Corp.	17,610
951	Fulton Financial Corp.	17,070
554	Huntington Bancshares, Inc.	8,343
251	International Bancshares Corp.	10,550
39	JPMorgan Chase & Co.	5,795
606	KeyCorp	15,186
50	M&T Bank Corp.	8,469
41	PNC Financial Services Group, Inc. (The)	8,446
347	Regions Financial Corp.	7,960
363	Truist Financial Corp.	22,804
389	Trustmark Corp.	12,674
206	U.S. Bancorp	11,987
237	Webster Financial Corp.	13,464
610	Wells Fargo & Co.	32,818
104	Wintrust Financial Corp.	10,199

		355,531

	Beverages — 1.8%
280	Coca-Cola Co. (The)	17,083
129	Constellation Brands, Inc., Class A	30,670
1,628	Keurig Dr Pepper, Inc.	61,782
	Beverages — continued
682	Monster Beverage Corp.(a)	59,143
86	PepsiCo, Inc.	14,923

		183,601

	Biotechnology — 1.9%
113	AbbVie, Inc.	15,469
222	Alnylam Pharmaceuticals, Inc.(a)	30,547
55	Amgen, Inc.	12,493
80	Arrowhead Pharmaceuticals, Inc.(a)	4,221
13	Biogen, Inc.(a)	2,938
185	BioMarin Pharmaceutical, Inc.(a)	16,396
236	CRISPR Therapeutics AG(a)	15,045
38	Ligand Pharmaceuticals, Inc.(a)	4,736
61	Moderna, Inc.(a)	10,329
71	Neurocrine Biosciences, Inc.(a)	5,610
123	Regeneron Pharmaceuticals, Inc.(a)	74,857

		192,641

	Building Products — 0.5%
110	Builders FirstSource, Inc.(a)	7,479
41	Carlisle Cos., Inc.	9,161
54	Carrier Global Corp.	2,575
42	Johnson Controls International PLC	3,052
41	Lennox International, Inc.	11,628
121	Owens Corning	10,733
79	Trex Co., Inc.(a)	7,226

		51,854

	Capital Markets — 3.6%
17	Ameriprise Financial, Inc.	5,173
623	Bank of New York Mellon Corp. (The)	36,919
10	BlackRock, Inc.	8,229
767	Charles Schwab Corp. (The)	67,266
26	CME Group, Inc.	5,967
65	FactSet Research Systems, Inc.	27,423
96	Goldman Sachs Group, Inc. (The)	34,049
254	Intercontinental Exchange, Inc.	32,172
203	Janus Henderson Group PLC	7,491
259	KKR & Co., Inc.	18,430
29	Moody’s Corp.	9,947
50	Morgan Stanley	5,127
50	MSCI, Inc.	26,806
78	Northern Trust Corp.	9,098
7	S&P Global, Inc.	2,907
387	SEI Investments Co.	22,682
425	State Street Corp.	40,163
9	T. Rowe Price Group, Inc.	1,390
40	Virtus Investment Partners, Inc.	10,467

		371,706

	Chemicals — 0.6%
254	Dow, Inc.	15,172
37	DuPont de Nemours, Inc.	2,834
14	Ecolab, Inc.	2,652
110	HB Fuller Co.	7,895
79	Innospec, Inc.	7,344
14	International Flavors & Fragrances, Inc.	1,847
27	Linde PLC	8,604
95	Minerals Technologies, Inc.	6,647
14	PPG Industries, Inc.	2,187
14	Sherwin-Williams Co. (The)	4,011
55	Stepan Co.	6,059

		65,252

	Commercial Services & Supplies — 0.2%
57	MSA Safety, Inc.	7,832

See accompanying notes to financial statements.

75  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
67	Tetra Tech, Inc.	$9,326
119	Viad Corp.(a)	4,483
22	Waste Management, Inc.	3,309

		24,950

	Communications Equipment — 0.6%
28	Arista Networks, Inc.(a)	3,481
133	Ciena Corp.(a)	8,819
652	Cisco Systems, Inc.	36,297
10	F5, Inc.(a)	2,076
75	Lumentum Holdings, Inc.(a)	7,611

		58,284

	Construction & Engineering — 0.1%
223	AECOM	15,416

	Consumer Finance — 1.6%
1,181	Ally Financial, Inc.	56,357
319	American Express Co.	57,363
314	Capital One Financial Corp.	46,073
155	Green Dot Corp., Class A(a)	4,915

		164,708

	Containers & Packaging — 0.1%
45	Ball Corp.	4,369
62	International Paper Co.	2,992
153	WestRock Co.	7,062

		14,423

	Distributors — 0.1%
39	Genuine Parts Co.	5,196

	Diversified Consumer Services — 0.1%
136	Service Corp. International	8,394

	Diversified Telecommunication Services — 0.2%
1,700	Lumen Technologies, Inc.	21,012

	Electric Utilities — 0.4%
154	American Electric Power Co., Inc.	13,922
25	Edison International	1,570
45	Eversource Energy	4,027
75	IDACORP, Inc.	8,266
143	NextEra Energy, Inc.	11,171
47	PPL Corp.	1,395

		40,351

	Electrical Equipment — 0.7%
29	Acuity Brands, Inc.	5,555
63	Eaton Corp. PLC	9,981
38	Emerson Electric Co.	3,494
51	Hubbell, Inc.	9,552
487	Plug Power, Inc.(a)	10,651
51	Rockwell Automation, Inc.	14,750
624	Sunrun, Inc.(a)	16,180

		70,163

	Electronic Equipment, Instruments & Components — 0.8%
141	Avnet, Inc.	5,691
10	CDW Corp.	1,891
144	Cognex Corp.	9,570
32	Coherent, Inc.(a)	8,271
92	Corning, Inc.	3,868
155	Itron, Inc.(a)	9,610
10	Keysight Technologies, Inc.(a)	1,688
29	Littelfuse, Inc.	7,829
28	Rogers Corp.(a)	7,643
123	TE Connectivity Ltd.	17,590
14	Trimble, Inc.(a)	1,010
	Electronic Equipment, Instruments & Components — continued
254	Vishay Intertechnology, Inc.	5,260

		79,921

	Energy Equipment & Services — 0.5%
732	Archrock, Inc.	6,178
78	Baker Hughes Co.	2,140
322	ChampionX Corp.(a)	7,213
837	Schlumberger NV	32,702

		48,233

	Entertainment — 1.4%
47	Activision Blizzard, Inc.	3,714
124	Electronic Arts, Inc.	16,450
88	Netflix, Inc.(a)	37,588
132	Take-Two Interactive Software, Inc.(a)	21,561
462	Walt Disney Co. (The)(a)	66,052

		145,365

	Food & Staples Retailing — 0.4%
113	BJ’s Wholesale Club Holdings, Inc.(a)	6,946
5	Costco Wholesale Corp.	2,526
64	Kroger Co. (The)	2,790
345	SpartanNash Co.	8,477
171	Sysco Corp.	13,363
88	Walgreens Boots Alliance, Inc.	4,379
47	Walmart, Inc.	6,571

		45,052

	Food Products — 0.4%
98	Campbell Soup Co.	4,324
135	Darling Ingredients, Inc.(a)	8,609
71	General Mills, Inc.	4,876
149	Hain Celestial Group, Inc. (The)(a)	5,443
62	Hormel Foods Corp.	2,943
75	Ingredion, Inc.	7,102
20	J.M. Smucker Co. (The)	2,812
36	Kellogg Co.	2,268
20	McCormick & Co., Inc.	2,006
60	Mondelez International, Inc., Class A	4,022

		44,405

	Gas Utilities — 0.2%
249	New Jersey Resources Corp.	10,012
86	ONE Gas, Inc.	6,698
182	UGI Corp.	8,254

		24,964

	Health Care Equipment & Supplies — 1.0%
5	Align Technology, Inc.(a)	2,475
18	Baxter International, Inc.	1,538
31	Becton Dickinson & Co.	7,878
10	Cooper Cos., Inc. (The)	3,983
4	DexCom, Inc.(a)	1,722
39	Edwards Lifesciences Corp.(a)	4,259
79	Globus Medical, Inc., Class A(a)	5,272
90	Haemonetics Corp.(a)	4,351
34	Hologic, Inc.(a)	2,388
65	Intuitive Surgical, Inc.(a)	18,472
61	Merit Medical Systems, Inc.(a)	3,382
39	Penumbra, Inc.(a)	8,814
34	STAAR Surgical Co.(a)	2,472
127	STERIS PLC	28,499
13	Stryker Corp.	3,225
52	Tandem Diabetes Care, Inc.(a)	6,142

		104,872

See accompanying notes to financial statements.

|  76

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 2.0%
27	Amedisys, Inc.(a)	$3,648
11	Anthem, Inc.	4,851
55	Centene Corp.(a)	4,277
19	Chemed Corp.	8,909
18	Cigna Corp.	4,148
305	CVS Health Corp.	32,485
72	DaVita, Inc.(a)	7,803
73	Encompass Health Corp.	4,529
280	HCA Healthcare, Inc.	67,214
39	Henry Schein, Inc.(a)	2,937
91	Humana, Inc.	35,717
11	Laboratory Corp. of America Holdings(a)	2,985
198	MEDNAX, Inc.(a)	4,841
45	Molina Healthcare, Inc.(a)	13,072
20	Quest Diagnostics, Inc.	2,700
203	Select Medical Holdings Corp.	4,716

		204,832

	Health Care Technology — 0.1%
468	Allscripts Healthcare Solutions, Inc.(a)	9,463
24	Cerner Corp.	2,189

		11,652

	Hotels, Restaurants & Leisure — 1.9%
22	Booking Holdings, Inc.(a)	54,035
14	Expedia Group, Inc.(a)	2,566
167	Hilton Worldwide Holdings, Inc.(a)	24,233
88	Jack in the Box, Inc.	8,012
30	McDonald’s Corp.	7,784
141	Six Flags Entertainment Corp.(a)	5,568
391	Starbucks Corp.	38,443
185	Travel & Leisure Co.	10,508
289	Wendy’s Co. (The)	6,656
396	Yum China Holdings, Inc.	19,075
133	Yum! Brands, Inc.	16,648

		193,528

	Household Durables — 0.5%
36	DR Horton, Inc.	3,212
227	KB Home	9,591
89	Meritage Homes Corp.(a)	9,080
310	PulteGroup, Inc.	16,334
306	Taylor Morrison Home Corp., Class A(a)	9,391

		47,608

	Household Products — 0.7%
10	Clorox Co. (The)	1,679
480	Colgate-Palmolive Co.	39,576
106	Kimberly-Clark Corp.	14,591
96	Procter & Gamble Co. (The)	15,403

		71,249

	Independent Power & Renewable Electricity Producers — 0.2%
103	AES Corp. (The)	2,284
247	NextEra Energy Partners LP	18,579
204	Sunnova Energy International, Inc.(a)	4,011

		24,874

	Industrial Conglomerates — 0.3%
37	3M Co.	6,143
224	General Electric Co.	21,163
39	Honeywell International, Inc.	7,975

		35,281

	Insurance — 1.9%
36	Aflac, Inc.	2,261
37	Allstate Corp. (The)	4,465
	Insurance — continued
612	American International Group, Inc.	35,343
42	Chubb Ltd.	8,286
130	First American Financial Corp.	9,686
50	Hanover Insurance Group, Inc. (The)	6,898
398	Hartford Financial Services Group, Inc. (The)	28,604
59	Marsh & McLennan Cos., Inc.	9,065
24	MetLife, Inc.	1,609
72	Prudential Financial, Inc.	8,033
290	Reinsurance Group of America, Inc.	33,301
140	Selective Insurance Group, Inc.	11,046
42	Travelers Cos., Inc. (The)	6,980
121	Willis Towers Watson PLC	28,309

		193,886

	Interactive Media & Services — 2.5%
18	Alphabet, Inc., Class A(a)	48,709
36	Alphabet, Inc., Class C(a)	97,703
367	Meta Platforms, Inc., Class A(a)	114,967
24	Twitter, Inc.(a)	900

		262,279

	Internet & Direct Marketing Retail — 1.7%
180	Alibaba Group Holding Ltd., Sponsored ADR(a)	22,642
35	Amazon.com, Inc.(a)	104,701
639	eBay, Inc.	38,385
787	Qurate Retail, Inc., Class A	5,533

		171,261

	IT Services — 3.1%
11	Accenture PLC, Class A	3,889
163	Automatic Data Processing, Inc.	33,606
68	Cognizant Technology Solutions Corp., Class A	5,809
791	DXC Technology Co.(a)	23,793
331	Fiserv, Inc.(a)	34,987
110	Gartner, Inc.(a)	32,328
88	International Business Machines Corp.	11,754
8	Kyndryl Holdings, Inc.(a)	135
129	MasterCard, Inc., Class A	49,843
51	Paychex, Inc.	6,006
33	PayPal Holdings, Inc.(a)	5,674
54	Perficient, Inc.(a)	5,660
14	VeriSign, Inc.(a)	3,041
420	Visa, Inc., Class A	94,991
39	WEX, Inc.(a)	6,278

		317,794

	Life Sciences Tools & Services — 0.7%
45	Agilent Technologies, Inc.	6,269
35	Danaher Corp.	10,003
97	Illumina, Inc.(a)	33,836
159	NeoGenomics, Inc.(a)	3,584
42	Repligen Corp.(a)	8,330
18	Thermo Fisher Scientific, Inc.	10,463
11	Waters Corp.(a)	3,521

		76,006

	Machinery — 1.6%
94	AGCO Corp.	11,017
54	Caterpillar, Inc.	10,884
37	Chart Industries, Inc.(a)	4,509
72	Cummins, Inc.	15,904
114	Deere & Co.	42,910
37	Illinois Tool Works, Inc.	8,655
126	ITT, Inc.	11,582
163	Kennametal, Inc.	5,635
100	Oshkosh Corp.	11,381

See accompanying notes to financial statements.

77  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
24	Otis Worldwide Corp.	$2,050
174	PACCAR, Inc.	16,180
23	Parker-Hannifin Corp.	7,130
128	Terex Corp.	5,340
110	Toro Co. (The)	10,624

		163,801

	Media — 1.7%
7	Cable One, Inc.	10,813
88	Charter Communications, Inc., Class A(a)	52,214
932	Comcast Corp., Class A	46,591
509	Discovery, Inc., Class A(a)	14,206
426	Interpublic Group of Cos., Inc. (The)	15,140
139	New York Times Co. (The), Class A	5,564
816	News Corp., Class A	18,148
178	Omnicom Group, Inc.	13,414
62	ViacomCBS, Inc., Class B	2,074

		178,164

	Metals & Mining — 0.3%
114	Alcoa Corp.	6,465
407	Cleveland-Cliffs, Inc.(a)	6,976
230	Commercial Metals Co.	7,691
31	Newmont Corp.	1,896
16	Nucor Corp.	1,623
64	Reliance Steel & Aluminum Co.	9,784

		34,435

	Multi-Utilities — 0.2%
101	Consolidated Edison, Inc.	8,731
41	DTE Energy Co.	4,938
22	Sempra Energy	3,040
26	WEC Energy Group, Inc.	2,523

		19,232

	Multiline Retail — 0.3%
279	Macy’s, Inc.	7,142
90	Target Corp.	19,839

		26,981

	Oil, Gas & Consumable Fuels — 2.2%
854	Antero Midstream Corp.	8,497
1,057	APA Corp.	35,103
69	Chevron Corp.	9,062
528	ConocoPhillips	46,791
188	Diamondback Energy, Inc.	23,718
118	DTE Midstream LLC(a)	6,101
515	EOG Resources, Inc.	57,412
239	EQT Corp.(a)	5,079
158	Exxon Mobil Corp.	12,002
266	Kinder Morgan, Inc.	4,618
212	Marathon Oil Corp.	4,128
1,285	Southwestern Energy Co.(a)	5,654
49	Valero Energy Corp.	4,065

		222,230

	Paper & Forest Products — 0.1%
114	Louisiana-Pacific Corp.	7,574

	Personal Products — 0.0%
5	Estee Lauder Cos., Inc. (The), Class A	1,559

	Pharmaceuticals — 1.8%
531	Bristol-Myers Squibb Co.	34,457
55	Jazz Pharmaceuticals PLC(a)	7,640
102	Johnson & Johnson	17,573
230	Merck & Co., Inc.	18,740
425	Novartis AG, Sponsored ADR	36,937
	Pharmaceuticals — continued
160	Novo Nordisk A/S, Sponsored ADR	15,979
256	Pfizer, Inc.	13,489
740	Roche Holding AG, Sponsored ADR	35,957
240	Viatris, Inc.	3,593
27	Zoetis, Inc.	5,394

		189,759

	Professional Services — 0.2%
101	Exponent, Inc.	9,593
12	IHS Markit Ltd.	1,401
105	Korn Ferry	6,970
61	ManpowerGroup, Inc.	6,397

		24,361

	Real Estate Management & Development — 0.4%
238	CBRE Group, Inc., Class A(a)	24,119
52	Jones Lang LaSalle, Inc.(a)	13,041

		37,160

	REITs – Apartments — 0.4%
184	American Campus Communities, Inc.	9,616
13	AvalonBay Communities, Inc.	3,175
125	Camden Property Trust	20,011
69	Equity Residential	6,122

		38,924

	REITs – Diversified — 0.4%
49	American Tower Corp.	12,323
41	Crown Castle International Corp.	7,483
89	CyrusOne, Inc.	7,997
16	Digital Realty Trust, Inc.	2,388
7	Equinix, Inc.	5,074
141	Weyerhaeuser Co.	5,701

		40,966

	REITs – Health Care — 0.1%
44	Ventas, Inc.	2,333
49	Welltower, Inc.	4,245

		6,578

	REITs – Hotels — 0.0%
133	Host Hotels & Resorts, Inc.(a)	2,306

	REITs – Mortgage — 0.1%
305	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,651

	REITs – Office Property — 0.5%
919	Brandywine Realty Trust	11,818
451	Corporate Office Properties Trust	11,392
313	Douglas Emmett, Inc.	9,772
418	Easterly Government Properties, Inc.	8,766
139	Kilroy Realty Corp.	8,896

		50,644

	REITs – Regional Malls — 0.1%
322	Macerich Co. (The)	5,326

	REITs – Shopping Centers — 0.2%
758	Brixmor Property Group, Inc.	19,223

	REITs – Warehouse/Industrials — 0.1%
81	ProLogis, Inc.	12,702

	Road & Rail — 0.3%
23	Avis Budget Group, Inc.(a)	4,052
11	Canadian Pacific Railway Ltd.	785
113	CSX Corp.	3,867
39	Norfolk Southern Corp.	10,608
82	Ryder System, Inc.	6,001

See accompanying notes to financial statements.

|  78

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — continued
32	Union Pacific Corp.	$7,826

		33,139

	Semiconductors & Semiconductor Equipment — 3.1%
68	Advanced Micro Devices, Inc.(a)	7,769
36	Analog Devices, Inc.	5,903
52	Applied Materials, Inc.	7,185
78	Cirrus Logic, Inc.(a)	6,976
52	Enphase Energy, Inc.(a)	7,304
221	First Solar, Inc.(a)	17,322
407	Intel Corp.	19,870
9	Lam Research Corp.	5,309
127	Micron Technology, Inc.	10,448
518	NVIDIA Corp.	126,838
296	QUALCOMM, Inc.	52,025
69	Silicon Laboratories, Inc.(a)	11,398
34	Synaptics, Inc.(a)	7,152
101	Texas Instruments, Inc.	18,129
45	Universal Display Corp.	6,908
79	Wolfspeed, Inc.(a)	7,445

		317,981

	Software — 4.3%
25	Adobe, Inc.(a)	13,357
239	Autodesk, Inc.(a)	59,700
63	Blackbaud, Inc.(a)	4,293
123	CommVault Systems, Inc.(a)	8,298
23	Fair Isaac Corp.(a)	11,385
284	Microsoft Corp.	88,318
179	NCR Corp.(a)	6,813
802	NortonLifeLock, Inc.	20,860
1,074	Oracle Corp.	87,166
41	Paylocity Holding Corp.(a)	8,363
55	Qualys, Inc.(a)	7,048
238	salesforce.com, Inc.(a)	55,366
87	SPS Commerce, Inc.(a)	10,775
257	Workday, Inc., Class A(a)	65,023

		446,765

	Specialty Retail — 1.0%
190	American Eagle Outfitters, Inc.	4,338
40	Asbury Automotive Group, Inc.(a)	6,439
5	AutoZone, Inc.(a)	9,932
57	Best Buy Co., Inc.	5,659
83	Boot Barn Holdings, Inc.(a)	7,633
50	Five Below, Inc.(a)	8,200
21	GameStop Corp., Class A(a)	2,287
22	Home Depot, Inc. (The)	8,073
32	Lithia Motors, Inc.	9,348
83	Lowe’s Cos., Inc.	19,700
74	TJX Cos., Inc. (The)	5,326
16	Tractor Supply Co.	3,493
8	Ulta Beauty, Inc.(a)	2,910
53	Williams-Sonoma, Inc.	8,509

		101,847

	Technology Hardware, Storage & Peripherals — 0.2%
166	Hewlett Packard Enterprise Co.	2,711
164	HP, Inc.	6,024
107	Seagate Technology Holdings PLC	11,465

		20,200

	Textiles, Apparel & Luxury Goods — 0.6%
47	Crocs, Inc.(a)	4,823
32	Deckers Outdoor Corp.(a)	10,248
31	NIKE, Inc., Class B	4,590
	Textiles, Apparel & Luxury Goods — continued
1,324	Under Armour, Inc., Class A(a)	24,931
265	VF Corp.	17,281
164	Wolverine World Wide, Inc.	4,344

		66,217

	Thrifts & Mortgage Finance — 0.1%
229	Mr. Cooper Group, Inc.(a)	9,194

	Trading Companies & Distributors — 0.1%
53	GATX Corp.	5,536

	Water Utilities — 0.1%
36	American Water Works Co., Inc.	5,789
170	Essential Utilities, Inc.	8,286

		14,075

	Wireless Telecommunication Services — 0.2%
213	Shenandoah Telecommunications Co.	4,850
174	T-Mobile US, Inc.(a)	18,822

		23,672

	Total Common Stocks (Identified Cost $5,601,087)	6,153,736

Principal Amount
Bonds and Notes — 4.4%
	Automotive — 0.1%
$4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	4,278
1,000	Lear Corp., 4.250%, 5/15/2029	1,079

		5,357

	Banking — 0.6%
4,000	American Express Co., 3.700%, 8/03/2023	4,132
5,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	5,185
4,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	4,162
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,071
5,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	4,788
4,000	Citigroup, Inc., 4.600%, 3/09/2026	4,331
1,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	1,000
4,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	4,186
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,106
5,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,989
2,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,100
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,209
4,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	4,116
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,037
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,059
3,000	State Street Corp., 2.400%, 1/24/2030	2,993
4,000	Truist Bank, 3.200%, 4/01/2024	4,135
4,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,067

		62,666

	Brokerage — 0.1%
4,000	BlackRock, Inc., 2.400%, 4/30/2030	3,956
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	4,703

		8,659

	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,413

	Construction Machinery — 0.1%
5,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	4,959

See accompanying notes to financial statements.

79  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2050 Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — 0.0%
$4,000	eBay, Inc., 3.800%, 3/09/2022	$4,003

	Diversified Manufacturing — 0.1%
4,000	3M Co., 3.050%, 4/15/2030	4,195
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,925

		7,120

	Electric — 0.2%
4,000	Duke Energy Corp., 3.750%, 4/15/2024	4,152
5,000	Entergy Corp., 0.900%, 9/15/2025	4,779
2,000	Exelon Corp., 4.050%, 4/15/2030	2,162
5,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	4,810
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,081
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,061
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	4,158

		23,203

	Environmental — 0.0%
3,000	Republic Services, Inc., 1.450%, 2/15/2031	2,715
1,000	Waste Management, Inc., 2.950%, 6/01/2041	978

		3,693

	Finance Companies — 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,037
2,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	1,939

		3,976

	Financial Other — 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,019

	Food & Beverage — 0.2%
5,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	4,862
4,000	General Mills, Inc., 4.000%, 4/17/2025	4,229
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,011
4,000	PepsiCo, Inc., 2.750%, 3/19/2030	4,112

		17,214

	Government Owned – No Guarantee — 0.1%
6,000	Federal National Mortgage Association, 6.625%, 11/15/2030	8,267

	Health Insurance — 0.1%
4,000	Anthem, Inc., 4.101%, 3/01/2028	4,336
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,901

		8,237

	Healthcare — 0.1%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,063
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,180
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,021
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,092
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,016

		10,372

	Integrated Energy — 0.1%
4,000	BP Capital Markets PLC, 3.814%, 2/10/2024	4,175
4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,128
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,174

		12,477

	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,386

	Media Entertainment — 0.0%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,151

	Midstream — 0.1%
4,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	4,169

	Mortgage Related — 0.7%
16,956	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	16,942
183	FHLMC, 3.000%, 6/01/2049	187
20,275	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	19,793
19,446	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	19,434
12,997	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	13,306
2,017	FNMA, 3.500%, with various maturities in 2049(b)	2,106
573	FNMA, 4.000%, 3/01/2050	605
668	FNMA, 4.500%, with various maturities in 2049(b)	713

		73,086

	Natural Gas — 0.1%
5,000	NiSource, Inc., 0.950%, 8/15/2025	4,783

	Pharmaceuticals — 0.1%
4,000	AbbVie, Inc., 3.600%, 5/14/2025	4,186
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,885
5,000	Johnson & Johnson, 1.300%, 9/01/2030	4,634
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,996

		12,701

	Property & Casualty Insurance — 0.1%
4,000	American International Group, Inc., 3.400%, 6/30/2030	4,197
1,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,027

		5,224

	Railroads — 0.0%
4,000	CSX Corp., 2.600%, 11/01/2026	4,087

	REITs – Apartments — 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	2,031

	REITs – Health Care — 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	1,975

	REITs – Office Property — 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,036

	REITs – Single Tenant — 0.0%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,919

	REITs – Warehouse/Industrials — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,706

	Restaurants — 0.0%
4,000	Starbucks Corp., 2.250%, 3/12/2030	3,868

	Retailers — 0.0%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,233

	Technology — 0.3%
4,000	Apple, Inc., 2.500%, 2/09/2025	4,091
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,129
2,000	HP, Inc., 3.000%, 6/17/2027	2,049
2,000	Intel Corp., 2.450%, 11/15/2029	1,994
4,000	International Business Machines Corp., 4.000%, 6/20/2042	4,355
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,054
4,000	Oracle Corp., 2.950%, 5/15/2025	4,085
5,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,569

		25,326

	Treasuries — 1.0%
5,000	U.S. Treasury Bond, 2.250%, 5/15/2041	5,056
4,000	U.S. Treasury Bond, 2.500%, 5/15/2046	4,240
11,000	U.S. Treasury Bond, 2.875%, 11/15/2046	12,485

See accompanying notes to financial statements.

|  80

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2050 Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — continued
$12,000	U.S. Treasury Bond, 3.000%, 5/15/2045	$13,779
6,000	U.S. Treasury Bond, 3.000%, 2/15/2048	7,029
10,000	U.S. Treasury Bond, 3.000%, 2/15/2049	11,803
19,000	U.S. Treasury Note, 0.375%, 11/30/2025	18,189
30,000	U.S. Treasury Note, 2.125%, 12/31/2022	30,366

		102,947

	Utility Other — 0.0%
2,000	Essential Utilities, Inc., 4.276%, 5/01/2049	2,217

	Wireless — 0.1%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,172

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,955
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,365
4,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	4,082

		8,402

	Total Bonds and Notes (Identified Cost $467,748)	454,054

Shares
Exchange-Traded Funds — 9.1%
12,263	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $960,614)	937,384

Mutual Funds — 13.8%
28,653	WCM Focused Emerging Markets Fund, Institutional Class	499,991
37,993	WCM Focused International Growth Fund, Institutional Class	921,336

	Total Mutual Funds (Identified Cost $1,544,469)	1,421,327

Affiliated Mutual Funds — 10.9%
3,962	Loomis Sayles Inflation Protected Securities Fund, Class N	46,078
16,047	Mirova Global Green Bond Fund, Class N	160,152
69,937	Mirova International Sustainable Equity Fund, Class N	914,773

	Total Affiliated Mutual Funds (Identified Cost $1,225,281)	1,121,003

Principal Amount
Short-Term Investments — 3.6%
$376,051	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2022 at 0.000% to be repurchased at $376,051 on 2/01/2022 collateralized by $329,900 U.S. Treasury Inflation Indexed Note, 0.500% due 4/15/2024 valued at $384,039 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $376,051)	376,051

	Total Investments — 101.4% (Identified Cost $10,175,250)	10,463,555
	Other assets less liabilities — (1.4)%	(143,699)

	Net Assets — 100.0%	$10,319,856

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of Rule 144A holdings amounted to $2,100 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2022

Equity	91.4%
Fixed Income	6.4
Short-Term Investments	3.6

Total Investments	101.4
Other assets less liabilities	(1.4)

Net Assets	100.0%

See accompanying notes to financial statements.

81  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 59.3% of Net Assets
	Aerospace & Defense — 1.0%
34	Axon Enterprise, Inc.(a)	$4,758
256	Boeing Co. (The)(a)	51,262
53	General Dynamics Corp.	11,241
7	L3Harris Technologies, Inc.	1,465
10	Lockheed Martin Corp.	3,891
46	Moog, Inc., Class A	3,507
97	Raytheon Technologies Corp.	8,748

		84,872

	Air Freight & Logistics — 0.5%
155	Expeditors International of Washington, Inc.	17,744
11	FedEx Corp.	2,705
60	GXO Logistics, Inc.(a)	4,873
59	United Parcel Service, Inc., Class B	11,930

		37,252

	Airlines — 0.2%
155	Delta Air Lines, Inc.(a)	6,152
489	JetBlue Airways Corp.(a)	7,154

		13,306

	Auto Components — 0.3%
11	Aptiv PLC(a)	1,502
340	BorgWarner, Inc.	14,909
330	Dana, Inc.	7,148
41	Visteon Corp.(a)	4,162

		27,721

	Automobiles — 0.6%
168	Ford Motor Co.	3,410
348	General Motors Co.(a)	18,350
26	Tesla, Inc.(a)	24,355
44	Thor Industries, Inc.	4,162

		50,277

	Banks — 3.4%
237	Ameris Bancorp	11,686
216	Bancorp, Inc. (The)(a)	6,441
602	Bank of America Corp.	27,776
222	Cadence Bank	6,920
550	Citigroup, Inc.	35,816
209	Citizens Financial Group, Inc.	10,757
111	Cullen/Frost Bankers, Inc.	15,652
84	Fifth Third Bancorp	3,749
1,079	FNB Corp.	13,941
753	Fulton Financial Corp.	13,516
440	Huntington Bancshares, Inc.	6,626
197	International Bancshares Corp.	8,280
31	JPMorgan Chase & Co.	4,607
488	KeyCorp	12,229
38	M&T Bank Corp.	6,436
32	PNC Financial Services Group, Inc. (The)	6,592
272	Regions Financial Corp.	6,240
285	Truist Financial Corp.	17,904
314	Trustmark Corp.	10,230
167	U.S. Bancorp	9,718
191	Webster Financial Corp.	10,851
474	Wells Fargo & Co.	25,501
82	Wintrust Financial Corp.	8,042

		279,510

	Beverages — 1.8%
218	Coca-Cola Co. (The)	13,300
101	Constellation Brands, Inc., Class A	24,013
1,256	Keurig Dr Pepper, Inc.	47,665
	Beverages — continued
543	Monster Beverage Corp.(a)	$47,089
67	PepsiCo, Inc.	11,626

		143,693

	Biotechnology — 1.9%
92	AbbVie, Inc.	12,594
178	Alnylam Pharmaceuticals, Inc.(a)	24,493
44	Amgen, Inc.	9,994
59	Arrowhead Pharmaceuticals, Inc.(a)	3,113
10	Biogen, Inc.(a)	2,260
143	BioMarin Pharmaceutical, Inc.(a)	12,674
186	CRISPR Therapeutics AG(a)	11,857
29	Ligand Pharmaceuticals, Inc.(a)	3,614
50	Moderna, Inc.(a)	8,467
57	Neurocrine Biosciences, Inc.(a)	4,504
97	Regeneron Pharmaceuticals, Inc.(a)	59,033

		152,603

	Building Products — 0.5%
89	Builders FirstSource, Inc.(a)	6,051
33	Carlisle Cos., Inc.	7,374
42	Carrier Global Corp.	2,003
32	Johnson Controls International PLC	2,325
32	Lennox International, Inc.	9,076
95	Owens Corning	8,426
64	Trex Co., Inc.(a)	5,854

		41,109

	Capital Markets — 3.6%
14	Ameriprise Financial, Inc.	4,260
490	Bank of New York Mellon Corp. (The)	29,037
8	BlackRock, Inc.	6,584
596	Charles Schwab Corp. (The)	52,269
19	CME Group, Inc.	4,360
48	FactSet Research Systems, Inc.	20,251
75	Goldman Sachs Group, Inc. (The)	26,601
200	Intercontinental Exchange, Inc.	25,332
164	Janus Henderson Group PLC	6,052
197	KKR & Co., Inc.	14,019
23	Moody’s Corp.	7,889
38	Morgan Stanley	3,897
42	MSCI, Inc.	22,517
60	Northern Trust Corp.	6,998
5	S&P Global, Inc.	2,076
303	SEI Investments Co.	17,759
331	State Street Corp.	31,279
7	T. Rowe Price Group, Inc.	1,081
31	Virtus Investment Partners, Inc.	8,112

		290,373

	Chemicals — 0.6%
208	Dow, Inc.	12,424
30	DuPont de Nemours, Inc.	2,298
10	Ecolab, Inc.	1,894
89	HB Fuller Co.	6,387
60	Innospec, Inc.	5,578
11	International Flavors & Fragrances, Inc.	1,451
21	Linde PLC	6,692
72	Minerals Technologies, Inc.	5,038
11	PPG Industries, Inc.	1,718
11	Sherwin-Williams Co. (The)	3,152
41	Stepan Co.	4,517

		51,149

	Commercial Services & Supplies — 0.2%
46	MSA Safety, Inc.	6,320

See accompanying notes to financial statements.

|  82

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
52	Tetra Tech, Inc.	$7,238
95	Viad Corp.(a)	3,579
16	Waste Management, Inc.	2,407

		19,544

	Communications Equipment — 0.6%
19	Arista Networks, Inc.(a)	2,362
105	Ciena Corp.(a)	6,963
520	Cisco Systems, Inc.	28,949
7	F5, Inc.(a)	1,453
57	Lumentum Holdings, Inc.(a)	5,784

		45,511

	Construction & Engineering — 0.1%
177	AECOM	12,236

	Consumer Finance — 1.6%
914	Ally Financial, Inc.	43,616
251	American Express Co.	45,135
244	Capital One Financial Corp.	35,802
116	Green Dot Corp., Class A(a)	3,678

		128,231

	Containers & Packaging — 0.1%
36	Ball Corp.	3,495
47	International Paper Co.	2,268
125	WestRock Co.	5,770

		11,533

	Distributors — 0.1%
33	Genuine Parts Co.	4,397

	Diversified Consumer Services — 0.1%
110	Service Corp. International	6,789

	Diversified Telecommunication Services — 0.2%
1,387	Lumen Technologies, Inc.	17,143

	Electric Utilities — 0.4%
120	American Electric Power Co., Inc.	10,848
20	Edison International	1,256
36	Eversource Energy	3,222
57	IDACORP, Inc.	6,282
116	NextEra Energy, Inc.	9,062
33	PPL Corp.	979

		31,649

	Electrical Equipment — 0.7%
22	Acuity Brands, Inc.	4,214
49	Eaton Corp. PLC	7,763
30	Emerson Electric Co.	2,758
40	Hubbell, Inc.	7,492
391	Plug Power, Inc.(a)	8,551
40	Rockwell Automation, Inc.	11,569
489	Sunrun, Inc.(a)	12,680

		55,027

	Electronic Equipment, Instruments & Components — 0.8%
111	Avnet, Inc.	4,480
7	CDW Corp.	1,323
113	Cognex Corp.	7,510
24	Coherent, Inc.(a)	6,204
73	Corning, Inc.	3,069
121	Itron, Inc.(a)	7,502
8	Keysight Technologies, Inc.(a)	1,351
22	Littelfuse, Inc.	5,939
21	Rogers Corp.(a)	5,732
95	TE Connectivity Ltd.	13,586
11	Trimble, Inc.(a)	794
	Electronic Equipment, Instruments & Components — continued
199	Vishay Intertechnology, Inc.	$4,121

		61,611

	Energy Equipment & Services — 0.5%
592	Archrock, Inc.	4,996
61	Baker Hughes Co.	1,674
243	ChampionX Corp.(a)	5,443
653	Schlumberger NV	25,513

		37,626

	Entertainment — 1.4%
37	Activision Blizzard, Inc.	2,923
97	Electronic Arts, Inc.	12,868
69	Netflix, Inc.(a)	29,473
102	Take-Two Interactive Software, Inc.(a)	16,661
363	Walt Disney Co. (The)(a)	51,898

		113,823

	Food & Staples Retailing — 0.4%
84	BJ’s Wholesale Club Holdings, Inc.(a)	5,163
4	Costco Wholesale Corp.	2,021
50	Kroger Co. (The)	2,179
276	SpartanNash Co.	6,781
137	Sysco Corp.	10,707
70	Walgreens Boots Alliance, Inc.	3,483
34	Walmart, Inc.	4,754

		35,088

	Food Products — 0.4%
74	Campbell Soup Co.	3,265
109	Darling Ingredients, Inc.(a)	6,951
57	General Mills, Inc.	3,915
113	Hain Celestial Group, Inc. (The)(a)	4,128
48	Hormel Foods Corp.	2,279
60	Ingredion, Inc.	5,682
16	J.M. Smucker Co. (The)	2,249
26	Kellogg Co.	1,638
13	McCormick & Co., Inc.	1,304
46	Mondelez International, Inc., Class A	3,083

		34,494

	Gas Utilities — 0.2%
201	New Jersey Resources Corp.	8,082
66	ONE Gas, Inc.	5,141
147	UGI Corp.	6,666

		19,889

	Health Care Equipment & Supplies — 1.0%
4	Align Technology, Inc.(a)	1,980
14	Baxter International, Inc.	1,196
25	Becton Dickinson & Co.	6,354
8	Cooper Cos., Inc. (The)	3,186
4	DexCom, Inc.(a)	1,722
29	Edwards Lifesciences Corp.(a)	3,167
62	Globus Medical, Inc., Class A(a)	4,137
66	Haemonetics Corp.(a)	3,191
27	Hologic, Inc.(a)	1,896
50	Intuitive Surgical, Inc.(a)	14,209
42	Merit Medical Systems, Inc.(a)	2,329
32	Penumbra, Inc.(a)	7,232
26	STAAR Surgical Co.(a)	1,891
103	STERIS PLC	23,113
11	Stryker Corp.	2,729
39	Tandem Diabetes Care, Inc.(a)	4,606

		82,938

See accompanying notes to financial statements.

83  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 2.0%
21	Amedisys, Inc.(a)	$2,837
9	Anthem, Inc.	3,969
43	Centene Corp.(a)	3,344
15	Chemed Corp.	7,034
14	Cigna Corp.	3,226
233	CVS Health Corp.	24,817
58	DaVita, Inc.(a)	6,285
58	Encompass Health Corp.	3,598
220	HCA Healthcare, Inc.	52,811
32	Henry Schein, Inc.(a)	2,410
71	Humana, Inc.	27,868
8	Laboratory Corp. of America Holdings(a)	2,171
147	MEDNAX, Inc.(a)	3,594
35	Molina Healthcare, Inc.(a)	10,167
16	Quest Diagnostics, Inc.	2,160
153	Select Medical Holdings Corp.	3,554

		159,845

	Health Care Technology — 0.1%
378	Allscripts Healthcare Solutions, Inc.(a)	7,643
21	Cerner Corp.	1,915

		9,558

	Hotels, Restaurants & Leisure — 1.9%
18	Booking Holdings, Inc.(a)	44,210
9	Expedia Group, Inc.(a)	1,650
129	Hilton Worldwide Holdings, Inc.(a)	18,719
67	Jack in the Box, Inc.	6,100
23	McDonald’s Corp.	5,967
111	Six Flags Entertainment Corp.(a)	4,383
310	Starbucks Corp.	30,479
146	Travel & Leisure Co.	8,293
218	Wendy’s Co. (The)	5,021
310	Yum China Holdings, Inc.	14,933
105	Yum! Brands, Inc.	13,143

		152,898

	Household Durables — 0.5%
29	DR Horton, Inc.	2,587
183	KB Home	7,732
70	Meritage Homes Corp.(a)	7,142
241	PulteGroup, Inc.	12,698
240	Taylor Morrison Home Corp., Class A(a)	7,366

		37,525

	Household Products — 0.7%
6	Clorox Co. (The)	1,007
380	Colgate-Palmolive Co.	31,331
84	Kimberly-Clark Corp.	11,563
75	Procter & Gamble Co. (The)	12,034

		55,935

	Independent Power & Renewable Electricity Producers — 0.2%
76	AES Corp. (The)	1,686
198	NextEra Energy Partners LP	14,893
157	Sunnova Energy International, Inc.(a)	3,087

		19,666

	Industrial Conglomerates — 0.3%
29	3M Co.	4,815
174	General Electric Co.	16,439
30	Honeywell International, Inc.	6,134

		27,388

	Insurance — 1.9%
28	Aflac, Inc.	1,759
29	Allstate Corp. (The)	3,499
	Insurance — continued
474	American International Group, Inc.	$27,374
33	Chubb Ltd.	6,510
103	First American Financial Corp.	7,675
38	Hanover Insurance Group, Inc. (The)	5,243
320	Hartford Financial Services Group, Inc. (The)	22,998
46	Marsh & McLennan Cos., Inc.	7,067
19	MetLife, Inc.	1,274
56	Prudential Financial, Inc.	6,248
223	Reinsurance Group of America, Inc.	25,607
110	Selective Insurance Group, Inc.	8,679
32	Travelers Cos., Inc. (The)	5,318
93	Willis Towers Watson PLC	21,758

		151,009

	Interactive Media & Services — 2.5%
14	Alphabet, Inc., Class A(a)	37,885
28	Alphabet, Inc., Class C(a)	75,991
288	Meta Platforms, Inc., Class A(a)	90,219
19	Twitter, Inc.(a)	713

		204,808

	Internet & Direct Marketing Retail — 1.6%
130	Alibaba Group Holding Ltd., Sponsored ADR(a)	16,353
27	Amazon.com, Inc.(a)	80,770
508	eBay, Inc.	30,515
653	Qurate Retail, Inc., Class A	4,591

		132,229

	IT Services — 3.1%
8	Accenture PLC, Class A	2,829
131	Automatic Data Processing, Inc.	27,008
53	Cognizant Technology Solutions Corp., Class A	4,527
613	DXC Technology Co.(a)	18,439
258	Fiserv, Inc.(a)	27,271
85	Gartner, Inc.(a)	24,981
66	International Business Machines Corp.	8,816
6	Kyndryl Holdings, Inc.(a)	101
104	MasterCard, Inc., Class A	40,183
39	Paychex, Inc.	4,593
24	PayPal Holdings, Inc.(a)	4,126
44	Perficient, Inc.(a)	4,612
11	VeriSign, Inc.(a)	2,389
327	Visa, Inc., Class A	73,958
31	WEX, Inc.(a)	4,990

		248,823

	Life Sciences Tools & Services — 0.7%
35	Agilent Technologies, Inc.	4,876
28	Danaher Corp.	8,002
78	Illumina, Inc.(a)	27,208
112	NeoGenomics, Inc.(a)	2,524
33	Repligen Corp.(a)	6,545
15	Thermo Fisher Scientific, Inc.	8,720
8	Waters Corp.(a)	2,561

		60,436

	Machinery — 1.6%
77	AGCO Corp.	9,024
42	Caterpillar, Inc.	8,466
29	Chart Industries, Inc.(a)	3,534
55	Cummins, Inc.	12,148
89	Deere & Co.	33,500
27	Illinois Tool Works, Inc.	6,316
98	ITT, Inc.	9,008
124	Kennametal, Inc.	4,287
78	Oshkosh Corp.	8,877

See accompanying notes to financial statements.

|  84

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
19	Otis Worldwide Corp.	$1,623
133	PACCAR, Inc.	12,368
18	Parker-Hannifin Corp.	5,580
98	Terex Corp.	4,089
87	Toro Co. (The)	8,402

		127,222

	Media — 1.7%
6	Cable One, Inc.	9,268
69	Charter Communications, Inc., Class A(a)	40,941
741	Comcast Corp., Class A	37,043
409	Discovery, Inc., Class A(a)	11,415
347	Interpublic Group of Cos., Inc. (The)	12,332
105	New York Times Co. (The), Class A	4,203
669	News Corp., Class A	14,879
142	Omnicom Group, Inc.	10,701
49	ViacomCBS, Inc., Class B	1,639

		142,421

	Metals & Mining — 0.3%
93	Alcoa Corp.	5,274
307	Cleveland-Cliffs, Inc.(a)	5,262
180	Commercial Metals Co.	6,019
24	Newmont Corp.	1,468
11	Nucor Corp.	1,116
50	Reliance Steel & Aluminum Co.	7,644

		26,783

	Multi-Utilities — 0.2%
80	Consolidated Edison, Inc.	6,916
31	DTE Energy Co.	3,733
20	Sempra Energy	2,763
20	WEC Energy Group, Inc.	1,941

		15,353

	Multiline Retail — 0.3%
222	Macy’s, Inc.	5,683
73	Target Corp.	16,092

		21,775

	Oil, Gas & Consumable Fuels — 2.1%
684	Antero Midstream Corp.	6,806
818	APA Corp.	27,166
54	Chevron Corp.	7,092
410	ConocoPhillips	36,334
146	Diamondback Energy, Inc.	18,419
93	DTE Midstream LLC(a)	4,808
401	EOG Resources, Inc.	44,704
180	EQT Corp.(a)	3,825
124	Exxon Mobil Corp.	9,419
208	Kinder Morgan, Inc.	3,611
166	Marathon Oil Corp.	3,232
958	Southwestern Energy Co.(a)	4,215
38	Valero Energy Corp.	3,153

		172,784

	Paper & Forest Products — 0.1%
90	Louisiana-Pacific Corp.	5,980

	Personal Products — 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	1,247

	Pharmaceuticals — 1.8%
419	Bristol-Myers Squibb Co.	27,189
42	Jazz Pharmaceuticals PLC(a)	5,834
80	Johnson & Johnson	13,783
181	Merck & Co., Inc.	14,748
333	Novartis AG, Sponsored ADR	28,941
	Pharmaceuticals — continued
125	Novo Nordisk A/S, Sponsored ADR	$12,484
209	Pfizer, Inc.	11,012
582	Roche Holding AG, Sponsored ADR	28,279
185	Viatris, Inc.	2,770
21	Zoetis, Inc.	4,196

		149,236

	Professional Services — 0.2%
82	Exponent, Inc.	7,788
12	IHS Markit Ltd.	1,401
83	Korn Ferry	5,510
48	ManpowerGroup, Inc.	5,034

		19,733

	Real Estate Management & Development — 0.4%
184	CBRE Group, Inc., Class A(a)	18,647
42	Jones Lang LaSalle, Inc.(a)	10,533

		29,180

	REITs – Apartments — 0.4%
145	American Campus Communities, Inc.	7,578
11	AvalonBay Communities, Inc.	2,686
99	Camden Property Trust	15,849
55	Equity Residential	4,880

		30,993

	REITs – Diversified — 0.4%
41	American Tower Corp.	10,312
35	Crown Castle International Corp.	6,388
68	CyrusOne, Inc.	6,110
15	Digital Realty Trust, Inc.	2,238
6	Equinix, Inc.	4,349
109	Weyerhaeuser Co.	4,407

		33,804

	REITs – Health Care — 0.1%
32	Ventas, Inc.	1,697
39	Welltower, Inc.	3,378

		5,075

	REITs – Hotels — 0.0%
100	Host Hotels & Resorts, Inc.(a)	1,734

	REITs – Mortgage — 0.1%
245	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,163

	REITs – Office Property — 0.5%
719	Brandywine Realty Trust	9,246
353	Corporate Office Properties Trust	8,917
245	Douglas Emmett, Inc.	7,649
337	Easterly Government Properties, Inc.	7,067
109	Kilroy Realty Corp.	6,976

		39,855

	REITs – Regional Malls — 0.1%
252	Macerich Co. (The)	4,168

	REITs – Shopping Centers — 0.2%
600	Brixmor Property Group, Inc.	15,216

	REITs – Warehouse/Industrials — 0.1%
62	ProLogis, Inc.	9,723

	Road & Rail — 0.3%
17	Avis Budget Group, Inc.(a)	2,995
8	Canadian Pacific Railway Ltd.	571
96	CSX Corp.	3,285
31	Norfolk Southern Corp.	8,432
61	Ryder System, Inc.	4,464

See accompanying notes to financial statements.

85  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — continued
25	Union Pacific Corp.	$6,114

		25,861

	Semiconductors & Semiconductor Equipment — 3.1%
52	Advanced Micro Devices, Inc.(a)	5,941
26	Analog Devices, Inc.	4,263
41	Applied Materials, Inc.	5,665
60	Cirrus Logic, Inc.(a)	5,366
39	Enphase Energy, Inc.(a)	5,478
178	First Solar, Inc.(a)	13,952
322	Intel Corp.	15,720
7	Lam Research Corp.	4,130
96	Micron Technology, Inc.	7,898
411	NVIDIA Corp.	100,638
232	QUALCOMM, Inc.	40,776
56	Silicon Laboratories, Inc.(a)	9,251
27	Synaptics, Inc.(a)	5,680
78	Texas Instruments, Inc.	14,000
34	Universal Display Corp.	5,219
59	Wolfspeed, Inc.(a)	5,560

		249,537

	Software — 4.3%
20	Adobe, Inc.(a)	10,686
190	Autodesk, Inc.(a)	47,460
48	Blackbaud, Inc.(a)	3,271
99	CommVault Systems, Inc.(a)	6,679
18	Fair Isaac Corp.(a)	8,910
224	Microsoft Corp.	69,660
142	NCR Corp.(a)	5,405
629	NortonLifeLock, Inc.	16,360
849	Oracle Corp.	68,905
32	Paylocity Holding Corp.(a)	6,527
42	Qualys, Inc.(a)	5,382
188	salesforce.com, Inc.(a)	43,734
70	SPS Commerce, Inc.(a)	8,669
201	Workday, Inc., Class A(a)	50,855

		352,503

	Specialty Retail — 1.0%
150	American Eagle Outfitters, Inc.	3,425
32	Asbury Automotive Group, Inc.(a)	5,151
4	AutoZone, Inc.(a)	7,945
44	Best Buy Co., Inc.	4,368
67	Boot Barn Holdings, Inc.(a)	6,162
41	Five Below, Inc.(a)	6,724
16	GameStop Corp., Class A(a)	1,743
16	Home Depot, Inc. (The)	5,872
26	Lithia Motors, Inc.	7,595
67	Lowe’s Cos., Inc.	15,903
53	TJX Cos., Inc. (The)	3,814
14	Tractor Supply Co.	3,056
7	Ulta Beauty, Inc.(a)	2,546
42	Williams-Sonoma, Inc.	6,743

		81,047

	Technology Hardware, Storage & Peripherals — 0.2%
130	Hewlett Packard Enterprise Co.	2,123
140	HP, Inc.	5,142
86	Seagate Technology Holdings PLC	9,215

		16,480

	Textiles, Apparel & Luxury Goods — 0.6%
35	Crocs, Inc.(a)	3,591
25	Deckers Outdoor Corp.(a)	8,006
22	NIKE, Inc., Class B	3,257
1,042	Under Armour, Inc., Class A(a)	19,621
	Textiles, Apparel & Luxury Goods — continued
213	VF Corp.	$13,890
130	Wolverine World Wide, Inc.	3,444

		51,809

	Thrifts & Mortgage Finance — 0.1%
185	Mr. Cooper Group, Inc.(a)	7,428

	Trading Companies & Distributors — 0.1%
40	GATX Corp.	4,178

	Water Utilities — 0.1%
26	American Water Works Co., Inc.	4,181
138	Essential Utilities, Inc.	6,726

		10,907

	Wireless Telecommunication Services — 0.2%
159	Shenandoah Telecommunications Co.	3,620
133	T-Mobile US, Inc.(a)	14,387

		18,007

	Total Common Stocks (Identified Cost $4,445,668)	4,829,716

Principal Amount
Bonds and Notes — 4.0%
	Automotive — 0.1%
$3,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	3,208
2,000	Lear Corp., 4.250%, 5/15/2029	2,159

		5,367

	Banking — 0.6%
3,000	American Express Co., 3.700%, 8/03/2023	3,099
4,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	4,148
3,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	3,122
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,071
3,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	2,873
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,249
3,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	3,139
3,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	3,079
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,993
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	1,050
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,209
3,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	3,087
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,074
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,059
2,000	State Street Corp., 2.400%, 1/24/2030	1,995
3,000	Truist Bank, 3.200%, 4/01/2024	3,101
3,000	Westpac Banking Corp., 2.350%, 2/19/2025	3,050

		48,398

	Brokerage — 0.1%
3,000	BlackRock, Inc., 2.400%, 4/30/2030	2,967
3,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,822

		5,789

	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,413

	Construction Machinery — 0.0%
3,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	2,976

See accompanying notes to financial statements.

|  86

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2055 Fund – (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — 0.1%
$3,000	3M Co., 3.050%, 4/15/2030	$3,146
2,000	Emerson Electric Co., 2.000%, 12/21/2028	1,950

		5,096

	Electric — 0.2%
3,000	Duke Energy Corp., 3.750%, 4/15/2024	3,114
4,000	Entergy Corp., 0.900%, 9/15/2025	3,823
2,000	Exelon Corp., 4.050%, 4/15/2030	2,162
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,848
3,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	3,118

		16,065

	Environmental — 0.0%
2,000	Republic Services, Inc., 1.450%, 2/15/2031	1,810

	Finance Companies — 0.1%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,037
2,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	1,939

		3,976

	Food & Beverage — 0.2%
4,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	3,889
3,000	General Mills, Inc., 4.000%, 4/17/2025	3,172
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,011
3,000	PepsiCo, Inc., 2.750%, 3/19/2030	3,084

		14,156

	Government Owned – No Guarantee — 0.1%
5,000	Federal National Mortgage Association, 6.625%, 11/15/2030	6,889

	Health Insurance — 0.1%
3,000	Anthem, Inc., 4.101%, 3/01/2028	3,252
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,601

		5,853

	Healthcare — 0.1%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,090
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,021
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,092
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,016

		7,219

	Integrated Energy — 0.1%
3,000	BP Capital Markets PLC, 3.814%, 2/10/2024	3,131
3,000	Exxon Mobil Corp., 2.992%, 3/19/2025	3,096
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,783

		9,010

	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,386

	Media Entertainment — 0.0%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,151

	Midstream — 0.0%
3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,127

	Mortgage Related — 0.7%
12,956	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	12,946
14,539	FNMA, 2.000%, with various maturities in 2051(b)	14,193
13,286	FNMA, 2.500%, with various maturities in 2051(b)	13,278
11,015	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	11,287
2,197	FNMA, 3.500%, with various maturities in 2049(b)	2,292
	Mortgage Related — continued
$1,002	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	$1,058
654	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	698

		55,752

	Natural Gas — 0.1%
4,000	NiSource, Inc., 0.950%, 8/15/2025	3,827

	Pharmaceuticals — 0.1%
3,000	AbbVie, Inc., 3.600%, 5/14/2025	3,140
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,885
3,000	Johnson & Johnson, 1.300%, 9/01/2030	2,780

		7,805

	Property & Casualty Insurance — 0.1%
3,000	American International Group, Inc., 3.400%, 6/30/2030	3,148

	Railroads — 0.0%
3,000	CSX Corp., 2.600%, 11/01/2026	3,065

	REITs – Apartments — 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	2,031

	REITs – Health Care — 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	1,975

	REITs – Office Property — 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,036

	REITs – Warehouse/Industrials — 0.0%
2,000	Prologis LP, 1.250%, 10/15/2030	1,804

	Restaurants — 0.0%
3,000	Starbucks Corp., 2.250%, 3/12/2030	2,901

	Retailers — 0.0%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,233

	Technology — 0.2%
3,000	Apple, Inc., 2.500%, 2/09/2025	3,068
2,000	HP, Inc., 3.000%, 6/17/2027	2,049
2,000	Intel Corp., 2.450%, 11/15/2029	1,994
3,000	International Business Machines Corp., 4.000%, 6/20/2042	3,266
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,054
3,000	Oracle Corp., 2.950%, 5/15/2025	3,064
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,655

		19,150

	Treasuries — 0.8%
3,000	U.S. Treasury Bond, 2.250%, 5/15/2041	3,034
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,180
7,000	U.S. Treasury Bond, 2.875%, 11/15/2046	7,945
8,000	U.S. Treasury Bond, 3.000%, 5/15/2045	9,186
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	4,686
7,000	U.S. Treasury Bond, 3.000%, 2/15/2049	8,262
13,000	U.S. Treasury Note, 0.375%, 11/30/2025	12,445
16,000	U.S. Treasury Note, 2.125%, 12/31/2022	16,195

		64,933

	Utility Other — 0.0%
2,000	Essential Utilities, Inc., 4.276%, 5/01/2049	2,217

	Wireless — 0.1%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	3,879

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,955
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,365

See accompanying notes to financial statements.

87  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2055 Fund – (continued)

Principal Amount	Description	Value (†)
	Wirelines — continued
$4,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	$4,082

		8,402

	Total Bonds and Notes (Identified Cost $337,954)	327,839

Shares
Exchange-Traded Funds — 9.2%
9,841	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $770,411)	752,246

Mutual Funds — 13.8%
22,759	WCM Focused Emerging Markets Fund, Institutional Class	397,152
29,952	WCM Focused International Growth Fund, Institutional Class	726,335

	Total Mutual Funds (Identified Cost $1,220,203)	1,123,487

Affiliated Mutual Funds — 10.4%
12,331	Mirova Global Green Bond Fund, Class N	123,064
55,194	Mirova International Sustainable Equity Fund, Class N	721,934

	Total Affiliated Mutual Funds (Identified Cost $922,648)	844,998

Principal Amount
Short-Term Investments — 3.8%
$304,992	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2022 at 0.000% to be repurchased at $304,992 on 2/01/2022 collateralized by $267,700 U.S. Treasury Inflation Indexed Note, 0.500% due 4/15/2024 valued at $311,631 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $304,992)	304,992

	Total Investments — 100.5% (Identified Cost $8,001,876)	8,183,278
	Other assets less liabilities — (0.5)%	(42,811)

	Net Assets — 100.0%	$8,140,467

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of Rule 144A holdings amounted to $1,050 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2022

Equity	91.2%
Fixed Income	5.5
Short-Term Investments	3.8

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  88

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 59.4% of Net Assets
	Aerospace & Defense — 1.1%
23	Axon Enterprise, Inc.(a)	$3,218
177	Boeing Co. (The)(a)	35,442
36	General Dynamics Corp.	7,636
4	L3Harris Technologies, Inc.	837
7	Lockheed Martin Corp.	2,724
33	Moog, Inc., Class A	2,516
66	Raytheon Technologies Corp.	5,953

		58,326

	Air Freight & Logistics — 0.5%
109	Expeditors International of Washington, Inc.	12,478
7	FedEx Corp.	1,721
38	GXO Logistics, Inc.(a)	3,086
41	United Parcel Service, Inc., Class B	8,291

		25,576

	Airlines — 0.2%
98	Delta Air Lines, Inc.(a)	3,890
327	JetBlue Airways Corp.(a)	4,784

		8,674

	Auto Components — 0.3%
9	Aptiv PLC(a)	1,229
229	BorgWarner, Inc.	10,042
220	Dana, Inc.	4,765
30	Visteon Corp.(a)	3,045

		19,081

	Automobiles — 0.6%
103	Ford Motor Co.	2,091
237	General Motors Co.(a)	12,497
18	Tesla, Inc.(a)	16,861
31	Thor Industries, Inc.	2,932

		34,381

	Banks — 3.4%
162	Ameris Bancorp	7,988
148	Bancorp, Inc. (The)(a)	4,413
408	Bank of America Corp.	18,825
153	Cadence Bank	4,769
381	Citigroup, Inc.	24,811
141	Citizens Financial Group, Inc.	7,257
76	Cullen/Frost Bankers, Inc.	10,717
52	Fifth Third Bancorp	2,321
734	FNB Corp.	9,483
512	Fulton Financial Corp.	9,190
294	Huntington Bancshares, Inc.	4,428
135	International Bancshares Corp.	5,674
21	JPMorgan Chase & Co.	3,121
308	KeyCorp	7,719
27	M&T Bank Corp.	4,573
21	PNC Financial Services Group, Inc. (The)	4,326
192	Regions Financial Corp.	4,404
201	Truist Financial Corp.	12,627
207	Trustmark Corp.	6,744
108	U.S. Bancorp	6,285
131	Webster Financial Corp.	7,442
329	Wells Fargo & Co.	17,700
56	Wintrust Financial Corp.	5,492

		190,309

	Beverages — 1.8%
149	Coca-Cola Co. (The)	9,091
67	Constellation Brands, Inc., Class A	15,929
857	Keurig Dr Pepper, Inc.	32,523
	Beverages — continued
377	Monster Beverage Corp.(a)	32,693
46	PepsiCo, Inc.	7,982

		98,218

	Biotechnology — 1.9%
61	AbbVie, Inc.	8,350
130	Alnylam Pharmaceuticals, Inc.(a)	17,888
31	Amgen, Inc.	7,041
41	Arrowhead Pharmaceuticals, Inc.(a)	2,163
7	Biogen, Inc.(a)	1,582
113	BioMarin Pharmaceutical, Inc.(a)	10,015
133	CRISPR Therapeutics AG(a)	8,479
21	Ligand Pharmaceuticals, Inc.(a)	2,617
34	Moderna, Inc.(a)	5,757
36	Neurocrine Biosciences, Inc.(a)	2,845
67	Regeneron Pharmaceuticals, Inc.(a)	40,776

		107,513

	Building Products — 0.5%
61	Builders FirstSource, Inc.(a)	4,147
23	Carlisle Cos., Inc.	5,139
30	Carrier Global Corp.	1,430
24	Johnson Controls International PLC	1,744
22	Lennox International, Inc.	6,240
65	Owens Corning	5,766
43	Trex Co., Inc.(a)	3,933

		28,399

	Capital Markets — 3.6%
10	Ameriprise Financial, Inc.	3,043
327	Bank of New York Mellon Corp. (The)	19,378
5	BlackRock, Inc.	4,115
407	Charles Schwab Corp. (The)	35,694
14	CME Group, Inc.	3,213
36	FactSet Research Systems, Inc.	15,188
50	Goldman Sachs Group, Inc. (The)	17,734
131	Intercontinental Exchange, Inc.	16,592
111	Janus Henderson Group PLC	4,096
134	KKR & Co., Inc.	9,535
16	Moody’s Corp.	5,488
27	Morgan Stanley	2,769
29	MSCI, Inc.	15,547
40	Northern Trust Corp.	4,666
4	S&P Global, Inc.	1,661
206	SEI Investments Co.	12,074
223	State Street Corp.	21,073
4	T. Rowe Price Group, Inc.	618
21	Virtus Investment Partners, Inc.	5,495

		197,979

	Chemicals — 0.6%
138	Dow, Inc.	8,243
22	DuPont de Nemours, Inc.	1,685
7	Ecolab, Inc.	1,326
59	HB Fuller Co.	4,234
43	Innospec, Inc.	3,997
8	International Flavors & Fragrances, Inc.	1,055
14	Linde PLC	4,462
52	Minerals Technologies, Inc.	3,638
8	PPG Industries, Inc.	1,250
7	Sherwin-Williams Co. (The)	2,006
28	Stepan Co.	3,085

		34,981

	Commercial Services & Supplies — 0.2%
30	MSA Safety, Inc.	4,122

See accompanying notes to financial statements.

89  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
36	Tetra Tech, Inc.	$5,011
65	Viad Corp.(a)	2,449
10	Waste Management, Inc.	1,504

		13,086

	Communications Equipment — 0.6%
14	Arista Networks, Inc.(a)	1,741
72	Ciena Corp.(a)	4,774
357	Cisco Systems, Inc.	19,874
6	F5, Inc.(a)	1,246
40	Lumentum Holdings, Inc.(a)	4,059

		31,694

	Construction & Engineering — 0.1%
118	AECOM	8,157

	Consumer Finance — 1.6%
622	Ally Financial, Inc.	29,682
166	American Express Co.	29,850
166	Capital One Financial Corp.	24,357
80	Green Dot Corp., Class A(a)	2,537

		86,426

	Containers & Packaging — 0.1%
24	Ball Corp.	2,330
35	International Paper Co.	1,689
82	WestRock Co.	3,785

		7,804

	Distributors — 0.1%
21	Genuine Parts Co.	2,798

	Diversified Consumer Services — 0.1%
75	Service Corp. International	4,629

	Diversified Telecommunication Services — 0.2%
907	Lumen Technologies, Inc.	11,211

	Electric Utilities — 0.4%
84	American Electric Power Co., Inc.	7,594
14	Edison International	879
23	Eversource Energy	2,058
41	IDACORP, Inc.	4,519
74	NextEra Energy, Inc.	5,781
33	PPL Corp.	979

		21,810

	Electrical Equipment — 0.7%
16	Acuity Brands, Inc.	3,064
32	Eaton Corp. PLC	5,070
20	Emerson Electric Co.	1,839
27	Hubbell, Inc.	5,057
253	Plug Power, Inc.(a)	5,533
28	Rockwell Automation, Inc.	8,098
332	Sunrun, Inc.(a)	8,609

		37,270

	Electronic Equipment, Instruments & Components — 0.8%
72	Avnet, Inc.	2,906
3	CDW Corp.	567
79	Cognex Corp.	5,250
18	Coherent, Inc.(a)	4,653
48	Corning, Inc.	2,018
85	Itron, Inc.(a)	5,270
5	Keysight Technologies, Inc.(a)	844
16	Littelfuse, Inc.	4,320
15	Rogers Corp.(a)	4,094
65	TE Connectivity Ltd.	9,296
8	Trimble, Inc.(a)	577
	Electronic Equipment, Instruments & Components — continued
137	Vishay Intertechnology, Inc.	2,837

		42,632

	Energy Equipment & Services — 0.5%
406	Archrock, Inc.	3,427
42	Baker Hughes Co.	1,152
171	ChampionX Corp.(a)	3,830
465	Schlumberger NV	18,168

		26,577

	Entertainment — 1.4%
25	Activision Blizzard, Inc.	1,975
66	Electronic Arts, Inc.	8,756
47	Netflix, Inc.(a)	20,076
69	Take-Two Interactive Software, Inc.(a)	11,270
243	Walt Disney Co. (The)(a)	34,742

		76,819

	Food & Staples Retailing — 0.4%
59	BJ’s Wholesale Club Holdings, Inc.(a)	3,627
2	Costco Wholesale Corp.	1,010
34	Kroger Co. (The)	1,482
185	SpartanNash Co.	4,545
93	Sysco Corp.	7,268
48	Walgreens Boots Alliance, Inc.	2,389
23	Walmart, Inc.	3,216

		23,537

	Food Products — 0.4%
46	Campbell Soup Co.	2,030
72	Darling Ingredients, Inc.(a)	4,591
40	General Mills, Inc.	2,747
80	Hain Celestial Group, Inc. (The)(a)	2,922
33	Hormel Foods Corp.	1,567
40	Ingredion, Inc.	3,788
11	J.M. Smucker Co. (The)	1,546
20	Kellogg Co.	1,260
8	McCormick & Co., Inc.	803
28	Mondelez International, Inc., Class A	1,877

		23,131

	Gas Utilities — 0.2%
135	New Jersey Resources Corp.	5,429
46	ONE Gas, Inc.	3,583
98	UGI Corp.	4,444

		13,456

	Health Care Equipment & Supplies — 1.0%
3	Align Technology, Inc.(a)	1,485
10	Baxter International, Inc.	854
18	Becton Dickinson & Co.	4,575
6	Cooper Cos., Inc. (The)	2,390
3	DexCom, Inc.(a)	1,292
21	Edwards Lifesciences Corp.(a)	2,293
43	Globus Medical, Inc., Class A(a)	2,869
46	Haemonetics Corp.(a)	2,224
20	Hologic, Inc.(a)	1,405
38	Intuitive Surgical, Inc.(a)	10,799
31	Merit Medical Systems, Inc.(a)	1,719
21	Penumbra, Inc.(a)	4,746
19	STAAR Surgical Co.(a)	1,382
68	STERIS PLC	15,259
7	Stryker Corp.	1,736
27	Tandem Diabetes Care, Inc.(a)	3,189

		58,217

See accompanying notes to financial statements.

|  90

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 2.0%
15	Amedisys, Inc.(a)	$2,027
6	Anthem, Inc.	2,646
29	Centene Corp.(a)	2,255
10	Chemed Corp.	4,689
10	Cigna Corp.	2,305
159	CVS Health Corp.	16,935
39	DaVita, Inc.(a)	4,226
37	Encompass Health Corp.	2,295
149	HCA Healthcare, Inc.	35,767
22	Henry Schein, Inc.(a)	1,657
49	Humana, Inc.	19,232
6	Laboratory Corp. of America Holdings(a)	1,628
110	MEDNAX, Inc.(a)	2,690
24	Molina Healthcare, Inc.(a)	6,972
11	Quest Diagnostics, Inc.	1,485
107	Select Medical Holdings Corp.	2,486

		109,295

	Health Care Technology — 0.1%
254	Allscripts Healthcare Solutions, Inc.(a)	5,136
11	Cerner Corp.	1,003

		6,139

	Hotels, Restaurants & Leisure — 1.8%
11	Booking Holdings, Inc.(a)	27,018
8	Expedia Group, Inc.(a)	1,466
88	Hilton Worldwide Holdings, Inc.(a)	12,770
48	Jack in the Box, Inc.	4,370
16	McDonald’s Corp.	4,151
76	Six Flags Entertainment Corp.(a)	3,001
208	Starbucks Corp.	20,451
100	Travel & Leisure Co.	5,680
156	Wendy’s Co. (The)	3,593
201	Yum China Holdings, Inc.	9,682
59	Yum! Brands, Inc.	7,385

		99,567

	Household Durables — 0.5%
19	DR Horton, Inc.	1,695
121	KB Home	5,112
49	Meritage Homes Corp.(a)	4,999
163	PulteGroup, Inc.	8,589
165	Taylor Morrison Home Corp., Class A(a)	5,064

		25,459

	Household Products — 0.7%
6	Clorox Co. (The)	1,007
268	Colgate-Palmolive Co.	22,097
57	Kimberly-Clark Corp.	7,846
49	Procter & Gamble Co. (The)	7,862

		38,812

	Independent Power & Renewable Electricity Producers — 0.2%
62	AES Corp. (The)	1,375
133	NextEra Energy Partners LP	10,004
96	Sunnova Energy International, Inc.(a)	1,888

		13,267

	Industrial Conglomerates — 0.3%
20	3M Co.	3,320
118	General Electric Co.	11,149
21	Honeywell International, Inc.	4,294

		18,763

	Insurance — 1.8%
16	Aflac, Inc.	1,005
20	Allstate Corp. (The)	2,413
	Insurance — continued
331	American International Group, Inc.	19,115
21	Chubb Ltd.	4,143
70	First American Financial Corp.	5,216
27	Hanover Insurance Group, Inc. (The)	3,725
216	Hartford Financial Services Group, Inc. (The)	15,524
31	Marsh & McLennan Cos., Inc.	4,763
13	MetLife, Inc.	872
35	Prudential Financial, Inc.	3,905
149	Reinsurance Group of America, Inc.	17,110
76	Selective Insurance Group, Inc.	5,996
22	Travelers Cos., Inc. (The)	3,656
64	Willis Towers Watson PLC	14,973

		102,416

	Interactive Media & Services — 2.5%
9	Alphabet, Inc., Class A(a)	24,355
19	Alphabet, Inc., Class C(a)	51,565
200	Meta Platforms, Inc., Class A(a)	62,652
13	Twitter, Inc.(a)	488

		139,060

	Internet & Direct Marketing Retail — 1.7%
94	Alibaba Group Holding Ltd., Sponsored ADR(a)	11,824
19	Amazon.com, Inc.(a)	56,838
340	eBay, Inc.	20,424
434	Qurate Retail, Inc., Class A	3,051

		92,137

	IT Services — 3.0%
5	Accenture PLC, Class A	1,768
93	Automatic Data Processing, Inc.	19,174
35	Cognizant Technology Solutions Corp., Class A	2,990
417	DXC Technology Co.(a)	12,543
179	Fiserv, Inc.(a)	18,920
58	Gartner, Inc.(a)	17,046
45	International Business Machines Corp.	6,011
4	Kyndryl Holdings, Inc.(a)	67
70	MasterCard, Inc., Class A	27,047
27	Paychex, Inc.	3,179
16	PayPal Holdings, Inc.(a)	2,751
28	Perficient, Inc.(a)	2,935
7	VeriSign, Inc.(a)	1,520
220	Visa, Inc., Class A	49,757
21	WEX, Inc.(a)	3,381

		169,089

	Life Sciences Tools & Services — 0.8%
23	Agilent Technologies, Inc.	3,204
20	Danaher Corp.	5,716
55	Illumina, Inc.(a)	19,185
77	NeoGenomics, Inc.(a)	1,736
22	Repligen Corp.(a)	4,363
10	Thermo Fisher Scientific, Inc.	5,813
5	Waters Corp.(a)	1,601

		41,618

	Machinery — 1.6%
52	AGCO Corp.	6,094
29	Caterpillar, Inc.	5,845
21	Chart Industries, Inc.(a)	2,559
37	Cummins, Inc.	8,173
65	Deere & Co.	24,466
19	Illinois Tool Works, Inc.	4,445
68	ITT, Inc.	6,251
86	Kennametal, Inc.	2,973
54	Oshkosh Corp.	6,146

See accompanying notes to financial statements.

91  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
13	Otis Worldwide Corp.	$1,111
90	PACCAR, Inc.	8,369
12	Parker-Hannifin Corp.	3,720
67	Terex Corp.	2,795
59	Toro Co. (The)	5,698

		88,645

	Media — 1.7%
4	Cable One, Inc.	6,179
47	Charter Communications, Inc., Class A(a)	27,887
498	Comcast Corp., Class A	24,895
282	Discovery, Inc., Class A(a)	7,870
233	Interpublic Group of Cos., Inc. (The)	8,281
71	New York Times Co. (The), Class A	2,842
437	News Corp., Class A	9,719
97	Omnicom Group, Inc.	7,310
31	ViacomCBS, Inc., Class B	1,037

		96,020

	Metals & Mining — 0.3%
59	Alcoa Corp.	3,346
222	Cleveland-Cliffs, Inc.(a)	3,805
124	Commercial Metals Co.	4,146
16	Newmont Corp.	979
7	Nucor Corp.	710
35	Reliance Steel & Aluminum Co.	5,351

		18,337

	Multi-Utilities — 0.2%
51	Consolidated Edison, Inc.	4,409
22	DTE Energy Co.	2,649
12	Sempra Energy	1,658
15	WEC Energy Group, Inc.	1,456

		10,172

	Multiline Retail — 0.3%
151	Macy’s, Inc.	3,866
50	Target Corp.	11,021

		14,887

	Oil, Gas & Consumable Fuels — 2.1%
460	Antero Midstream Corp.	4,577
575	APA Corp.	19,096
37	Chevron Corp.	4,859
286	ConocoPhillips	25,345
99	Diamondback Energy, Inc.	12,490
61	DTE Midstream LLC(a)	3,154
267	EOG Resources, Inc.	29,765
126	EQT Corp.(a)	2,677
84	Exxon Mobil Corp.	6,381
130	Kinder Morgan, Inc.	2,257
114	Marathon Oil Corp.	2,219
662	Southwestern Energy Co.(a)	2,913
26	Valero Energy Corp.	2,157

		117,890

	Paper & Forest Products — 0.1%
62	Louisiana-Pacific Corp.	4,119

	Personal Products — 0.0%
2	Estee Lauder Cos., Inc. (The), Class A	624

	Pharmaceuticals — 1.8%
283	Bristol-Myers Squibb Co.	18,364
29	Jazz Pharmaceuticals PLC(a)	4,029
52	Johnson & Johnson	8,959
119	Merck & Co., Inc.	9,696
230	Novartis AG, Sponsored ADR	19,989
	Pharmaceuticals — continued
94	Novo Nordisk A/S, Sponsored ADR	9,388
135	Pfizer, Inc.	7,113
407	Roche Holding AG, Sponsored ADR	19,776
111	Viatris, Inc.	1,662
14	Zoetis, Inc.	2,797

		101,773

	Professional Services — 0.2%
55	Exponent, Inc.	5,224
6	IHS Markit Ltd.	701
56	Korn Ferry	3,717
34	ManpowerGroup, Inc.	3,565

		13,207

	Real Estate Management & Development — 0.4%
123	CBRE Group, Inc., Class A(a)	12,465
29	Jones Lang LaSalle, Inc.(a)	7,273

		19,738

	REITs – Apartments — 0.4%
100	American Campus Communities, Inc.	5,226
8	AvalonBay Communities, Inc.	1,954
67	Camden Property Trust	10,726
36	Equity Residential	3,194

		21,100

	REITs – Diversified — 0.4%
28	American Tower Corp.	7,042
23	Crown Castle International Corp.	4,198
48	CyrusOne, Inc.	4,313
9	Digital Realty Trust, Inc.	1,343
4	Equinix, Inc.	2,899
75	Weyerhaeuser Co.	3,032

		22,827

	REITs – Health Care — 0.1%
22	Ventas, Inc.	1,166
25	Welltower, Inc.	2,166

		3,332

	REITs – Hotels — 0.0%
68	Host Hotels & Resorts, Inc.(a)	1,179

	REITs – Mortgage — 0.1%
164	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,803

	REITs – Office Property — 0.5%
495	Brandywine Realty Trust	6,366
244	Corporate Office Properties Trust	6,163
172	Douglas Emmett, Inc.	5,370
225	Easterly Government Properties, Inc.	4,718
77	Kilroy Realty Corp.	4,928

		27,545

	REITs – Regional Malls — 0.0%
166	Macerich Co. (The)	2,746

	REITs – Shopping Centers — 0.2%
408	Brixmor Property Group, Inc.	10,347

	REITs – Warehouse/Industrials — 0.1%
43	ProLogis, Inc.	6,743

	Road & Rail — 0.3%
12	Avis Budget Group, Inc.(a)	2,114
5	Canadian Pacific Railway Ltd.	357
65	CSX Corp.	2,224
23	Norfolk Southern Corp.	6,256
43	Ryder System, Inc.	3,147

See accompanying notes to financial statements.

|  92

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — continued
18	Union Pacific Corp.	$4,402

		18,500

	Semiconductors & Semiconductor Equipment — 3.1%
35	Advanced Micro Devices, Inc.(a)	3,999
18	Analog Devices, Inc.	2,952
29	Applied Materials, Inc.	4,007
42	Cirrus Logic, Inc.(a)	3,757
29	Enphase Energy, Inc.(a)	4,074
117	First Solar, Inc.(a)	9,171
211	Intel Corp.	10,301
5	Lam Research Corp.	2,950
68	Micron Technology, Inc.	5,594
283	NVIDIA Corp.	69,295
153	QUALCOMM, Inc.	26,891
38	Silicon Laboratories, Inc.(a)	6,277
18	Synaptics, Inc.(a)	3,786
55	Texas Instruments, Inc.	9,872
24	Universal Display Corp.	3,684
43	Wolfspeed, Inc.(a)	4,052

		170,662

	Software — 4.4%
14	Adobe, Inc.(a)	7,480
135	Autodesk, Inc.(a)	33,722
34	Blackbaud, Inc.(a)	2,317
66	CommVault Systems, Inc.(a)	4,452
12	Fair Isaac Corp.(a)	5,940
155	Microsoft Corp.	48,202
94	NCR Corp.(a)	3,578
434	NortonLifeLock, Inc.	11,288
591	Oracle Corp.	47,966
23	Paylocity Holding Corp.(a)	4,692
28	Qualys, Inc.(a)	3,588
123	salesforce.com, Inc.(a)	28,613
47	SPS Commerce, Inc.(a)	5,821
134	Workday, Inc., Class A(a)	33,903

		241,562

	Specialty Retail — 1.0%
95	American Eagle Outfitters, Inc.	2,169
20	Asbury Automotive Group, Inc.(a)	3,219
2	AutoZone, Inc.(a)	3,973
28	Best Buy Co., Inc.	2,780
45	Boot Barn Holdings, Inc.(a)	4,138
28	Five Below, Inc.(a)	4,592
12	GameStop Corp., Class A(a)	1,307
11	Home Depot, Inc. (The)	4,037
17	Lithia Motors, Inc.	4,966
45	Lowe’s Cos., Inc.	10,681
35	TJX Cos., Inc. (The)	2,519
9	Tractor Supply Co.	1,965
5	Ulta Beauty, Inc.(a)	1,819
29	Williams-Sonoma, Inc.	4,655

		52,820

	Technology Hardware, Storage & Peripherals — 0.2%
107	Hewlett Packard Enterprise Co.	1,747
89	HP, Inc.	3,269
59	Seagate Technology Holdings PLC	6,322

		11,338

	Textiles, Apparel & Luxury Goods — 0.7%
24	Crocs, Inc.(a)	2,463
17	Deckers Outdoor Corp.(a)	5,444
15	NIKE, Inc., Class B	2,221
	Textiles, Apparel & Luxury Goods — continued
757	Under Armour, Inc., Class A(a)	14,254
147	VF Corp.	9,586
82	Wolverine World Wide, Inc.	2,172

		36,140

	Thrifts & Mortgage Finance — 0.1%
126	Mr. Cooper Group, Inc.(a)	5,059

	Trading Companies & Distributors — 0.1%
27	GATX Corp.	2,820

	Water Utilities — 0.1%
17	American Water Works Co., Inc.	2,734
94	Essential Utilities, Inc.	4,581

		7,315

	Wireless Telecommunication Services — 0.2%
110	Shenandoah Telecommunications Co.	2,505
90	T-Mobile US, Inc.(a)	9,735

		12,240

	Total Common Stocks (Identified Cost $2,896,513)	3,294,803

Principal Amount
Bonds and Notes — 3.9%
	Automotive — 0.1%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,139

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,066
3,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	3,111
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,081
2,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	1,915
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,166
1,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	1,001
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,093
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,106
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	1,996
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	1,104
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,058
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,037
1,000	State Street Corp., 2.400%, 1/24/2030	998
2,000	Truist Bank, 3.200%, 4/01/2024	2,067
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,033

		30,832

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	1,978
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	1,881

		3,859

	Construction Machinery — 0.0%
2,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	1,984

	Consumer Cyclical Services — 0.0%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,001

	Diversified Manufacturing — 0.1%
2,000	3M Co., 3.050%, 4/15/2030	2,097
1,000	Emerson Electric Co., 2.000%, 12/21/2028	975

		3,072

See accompanying notes to financial statements.

93  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2060 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 0.2%
$2,000	Duke Energy Corp., 3.750%, 4/15/2024	$2,076
2,000	Entergy Corp., 0.900%, 9/15/2025	1,912
2,000	Exelon Corp., 4.050%, 4/15/2030	2,162
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	1,924
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,040
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,079

		11,193

	Environmental — 0.0%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	905

	Finance Companies — 0.0%
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	969

	Financial Other — 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,019

	Food & Beverage — 0.2%
2,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	1,945
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,115
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,005
2,000	PepsiCo, Inc., 2.750%, 3/19/2030	2,056

		8,121

	Government Owned – No Guarantee — 0.1%
3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	4,133

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,168
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,601

		4,769

	Healthcare — 0.1%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,180
1,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	1,011
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,046

		4,237

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,088
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,064
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,782

		6,934

	Media Entertainment — 0.0%
1,000	ViacomCBS, Inc., 4.750%, 5/15/2025	1,075

	Midstream — 0.0%
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,085

	Mortgage Related — 0.7%
8,974	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	8,966
10,636	FNMA, 2.000%, with various maturities in 2051(b)	10,383
9,446	FNMA, 2.500%, with various maturities in 2051(b)	9,441
7,033	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	7,209
1,496	FNMA, 3.500%, with various maturities in 2049(b)	1,562
286	FNMA, 4.000%, 3/01/2050	302
476	FNMA, 4.500%, 5/01/2049	508

		38,371

	Natural Gas — 0.0%
2,000	NiSource, Inc., 0.950%, 8/15/2025	1,913

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,093
1,000	Biogen, Inc., 2.250%, 5/01/2030	942
3,000	Johnson & Johnson, 1.300%, 9/01/2030	2,781
1,000	Viatris, Inc., 3.850%, 6/22/2040	998

		6,814

	Property & Casualty Insurance — 0.1%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,098

	Railroads — 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,044

	REITs – Health Care — 0.0%
1,000	Welltower, Inc., 2.800%, 6/01/2031	987

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,018

	REITs – Single Tenant — 0.0%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,919

	REITs – Warehouse/Industrials — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	902

	Restaurants — 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	1,934

	Technology — 0.2%
2,000	Apple, Inc., 2.500%, 2/09/2025	2,046
1,000	HP, Inc., 3.000%, 6/17/2027	1,024
1,000	Intel Corp., 2.450%, 11/15/2029	997
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,178
1,000	NVIDIA Corp., 2.850%, 4/01/2030	1,027
2,000	Oracle Corp., 2.950%, 5/15/2025	2,042
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,655

		12,969

	Treasuries — 0.9%
4,000	U.S. Treasury Bond, 2.250%, 5/15/2041	4,045
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,180
5,000	U.S. Treasury Bond, 2.875%, 11/15/2046	5,675
6,000	U.S. Treasury Bond, 3.000%, 5/15/2045	6,890
3,000	U.S. Treasury Bond, 3.000%, 2/15/2048	3,515
5,000	U.S. Treasury Bond, 3.000%, 2/15/2049	5,902
8,000	U.S. Treasury Note, 0.375%, 11/30/2025	7,658
11,000	U.S. Treasury Note, 2.125%, 12/31/2022	11,134

		47,999

	Utility Other — 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	1,108

	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,586

	Wirelines — 0.1%
1,000	AT&T, Inc., 5.250%, 3/01/2037	1,182
3,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	3,062

		4,244

	Total Bonds and Notes (Identified Cost $223,563)	217,233

Shares
Exchange-Traded Funds — 9.1%
6,620	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $510,019)	506,033

See accompanying notes to financial statements.

|  94

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
Mutual Funds — 14.2%
15,934	WCM Focused Emerging Markets Fund, Institutional Class	$278,040
21,018	WCM Focused International Growth Fund, Institutional Class	509,694

	Total Mutual Funds (Identified Cost $844,799)	787,734

Affiliated Mutual Funds — 10.7%
8,355	Mirova Global Green Bond Fund, Class N	83,384
38,946	Mirova International Sustainable Equity Fund, Class N	509,418

	Total Affiliated Mutual Funds (Identified Cost $636,949)	592,802

Principal Amount
Short-Term Investments — 3.9%
$217,405	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2022 at 0.000% to be repurchased at $217,405 on 2/01/2022 collateralized by $190,900 U.S. Treasury Inflation Indexed Note, 0.500% due 4/15/2024 valued at $222,228 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $217,405)	217,405

	Total Investments — 101.2% (Identified Cost $5,329,248)	5,616,010
	Other assets less liabilities — (1.2)%	(68,947)

	Net Assets — 100.0%	$5,547,063

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of January 31, 2022 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2022

Equity	91.9%
Fixed Income	5.4

Short-Term Investments	3.9
Total Investments	101.2
Other assets less liabilities	(1.2)

Net Assets	100.0%

See accompanying notes to financial statements.

95  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2065 Fund

Shares	Description	Value (†)
Common Stocks — 60.1% of Net Assets
	Aerospace & Defense — 1.0%
12	Axon Enterprise, Inc.(a)	$1,679
87	Boeing Co. (The)(a)	17,421
20	General Dynamics Corp.	4,242
2	L3Harris Technologies, Inc.	419
4	Lockheed Martin Corp.	1,556
17	Moog, Inc., Class A	1,296
36	Raytheon Technologies Corp.	3,247

		29,860

	Air Freight & Logistics — 0.5%
59	Expeditors International of Washington, Inc.	6,754
4	FedEx Corp.	984
21	GXO Logistics, Inc.(a)	1,705
22	United Parcel Service, Inc., Class B	4,449

		13,892

	Airlines — 0.2%
55	Delta Air Lines, Inc.(a)	2,183
174	JetBlue Airways Corp.(a)	2,546

		4,729

	Auto Components — 0.4%
5	Aptiv PLC(a)	683
126	BorgWarner, Inc.	5,525
118	Dana, Inc.	2,556
16	Visteon Corp.(a)	1,624

		10,388

	Automobiles — 0.6%
62	Ford Motor Co.	1,259
129	General Motors Co.(a)	6,802
9	Tesla, Inc.(a)	8,431
16	Thor Industries, Inc.	1,513

		18,005

	Banks — 3.5%
84	Ameris Bancorp	4,142
77	Bancorp, Inc. (The)(a)	2,296
225	Bank of America Corp.	10,382
81	Cadence Bank	2,525
205	Citigroup, Inc.	13,350
77	Citizens Financial Group, Inc.	3,963
39	Cullen/Frost Bankers, Inc.	5,499
30	Fifth Third Bancorp	1,339
379	FNB Corp.	4,897
264	Fulton Financial Corp.	4,739
159	Huntington Bancshares, Inc.	2,395
72	International Bancshares Corp.	3,026
12	JPMorgan Chase & Co.	1,783
172	KeyCorp	4,310
14	M&T Bank Corp.	2,371
12	PNC Financial Services Group, Inc. (The)	2,472
105	Regions Financial Corp.	2,409
104	Truist Financial Corp.	6,533
112	Trustmark Corp.	3,649
59	U.S. Bancorp	3,433
68	Webster Financial Corp.	3,863
175	Wells Fargo & Co.	9,415
30	Wintrust Financial Corp.	2,942

		101,733

	Beverages — 1.8%
80	Coca-Cola Co. (The)	4,881
37	Constellation Brands, Inc., Class A	8,797
468	Keurig Dr Pepper, Inc.	17,760
	Beverages — continued
183	Monster Beverage Corp.(a)	$15,870
25	PepsiCo, Inc.	4,338

		51,646

	Biotechnology — 1.8%
33	AbbVie, Inc.	4,517
62	Alnylam Pharmaceuticals, Inc.(a)	8,531
16	Amgen, Inc.	3,634
22	Arrowhead Pharmaceuticals, Inc.(a)	1,161
4	Biogen, Inc.(a)	904
48	BioMarin Pharmaceutical, Inc.(a)	4,254
62	CRISPR Therapeutics AG(a)	3,953
11	Ligand Pharmaceuticals, Inc.(a)	1,371
17	Moderna, Inc.(a)	2,879
20	Neurocrine Biosciences, Inc.(a)	1,580
33	Regeneron Pharmaceuticals, Inc.(a)	20,084

		52,868

	Building Products — 0.5%
31	Builders FirstSource, Inc.(a)	2,108
12	Carlisle Cos., Inc.	2,681
17	Carrier Global Corp.	811
12	Johnson Controls International PLC	872
12	Lennox International, Inc.	3,403
35	Owens Corning	3,104
23	Trex Co., Inc.(a)	2,104

		15,083

	Capital Markets — 3.6%
5	Ameriprise Financial, Inc.	1,522
180	Bank of New York Mellon Corp. (The)	10,667
3	BlackRock, Inc.	2,469
220	Charles Schwab Corp. (The)	19,294
7	CME Group, Inc.	1,607
16	FactSet Research Systems, Inc.	6,750
28	Goldman Sachs Group, Inc. (The)	9,931
73	Intercontinental Exchange, Inc.	9,246
58	Janus Henderson Group PLC	2,140
75	KKR & Co., Inc.	5,337
8	Moody’s Corp.	2,744
15	Morgan Stanley	1,538
12	MSCI, Inc.	6,433
23	Northern Trust Corp.	2,683
2	S&P Global, Inc.	830
100	SEI Investments Co.	5,861
123	State Street Corp.	11,624
3	T. Rowe Price Group, Inc.	463
11	Virtus Investment Partners, Inc.	2,878

		104,017

	Chemicals — 0.7%
73	Dow, Inc.	4,360
11	DuPont de Nemours, Inc.	843
4	Ecolab, Inc.	758
32	HB Fuller Co.	2,297
22	Innospec, Inc.	2,045
5	International Flavors & Fragrances, Inc.	660
8	Linde PLC	2,549
27	Minerals Technologies, Inc.	1,889
4	PPG Industries, Inc.	625
4	Sherwin-Williams Co. (The)	1,146
15	Stepan Co.	1,652

		18,824

	Commercial Services & Supplies — 0.2%
16	MSA Safety, Inc.	2,198

See accompanying notes to financial statements.

|  96

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2065 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
19	Tetra Tech, Inc.	$2,644
34	Viad Corp.(a)	1,281
6	Waste Management, Inc.	903

		7,026

	Communications Equipment — 0.6%
8	Arista Networks, Inc.(a)	994
38	Ciena Corp.(a)	2,520
177	Cisco Systems, Inc.	9,854
3	F5, Inc.(a)	623
21	Lumentum Holdings, Inc.(a)	2,131

		16,122

	Construction & Engineering — 0.2%
62	AECOM	4,286

	Consumer Finance — 1.6%
340	Ally Financial, Inc.	16,225
91	American Express Co.	16,364
91	Capital One Financial Corp.	13,352
43	Green Dot Corp., Class A(a)	1,363

		47,304

	Containers & Packaging — 0.2%
13	Ball Corp.	1,262
19	International Paper Co.	917
44	WestRock Co.	2,031

		4,210

	Distributors — 0.1%
11	Genuine Parts Co.	1,465

	Diversified Consumer Services — 0.1%
39	Service Corp. International	2,407

	Diversified Telecommunication Services — 0.2%
490	Lumen Technologies, Inc.	6,056

	Electric Utilities — 0.4%
44	American Electric Power Co., Inc.	3,978
7	Edison International	439
13	Eversource Energy	1,163
21	IDACORP, Inc.	2,315
41	NextEra Energy, Inc.	3,203
16	PPL Corp.	475

		11,573

	Electrical Equipment — 0.7%
8	Acuity Brands, Inc.	1,532
18	Eaton Corp. PLC	2,852
11	Emerson Electric Co.	1,011
15	Hubbell, Inc.	2,809
140	Plug Power, Inc.(a)	3,062
14	Rockwell Automation, Inc.	4,049
179	Sunrun, Inc.(a)	4,642

		19,957

	Electronic Equipment, Instruments & Components — 0.8%
41	Avnet, Inc.	1,655
3	CDW Corp.	567
41	Cognex Corp.	2,725
9	Coherent, Inc.(a)	2,326
30	Corning, Inc.	1,261
44	Itron, Inc.(a)	2,728
3	Keysight Technologies, Inc.(a)	506
8	Littelfuse, Inc.	2,160
8	Rogers Corp.(a)	2,184
35	TE Connectivity Ltd.	5,005
5	Trimble, Inc.(a)	361
	Electronic Equipment, Instruments & Components — continued
73	Vishay Intertechnology, Inc.	$1,512

		22,990

	Energy Equipment & Services — 0.5%
210	Archrock, Inc.	1,772
23	Baker Hughes Co.	631
92	ChampionX Corp.(a)	2,061
223	Schlumberger NV	8,713

		13,177

	Entertainment — 1.4%
14	Activision Blizzard, Inc.	1,106
36	Electronic Arts, Inc.	4,776
25	Netflix, Inc.(a)	10,679
38	Take-Two Interactive Software, Inc.(a)	6,207
124	Walt Disney Co. (The)(a)	17,728

		40,496

	Food & Staples Retailing — 0.4%
32	BJ’s Wholesale Club Holdings, Inc.(a)	1,967
1	Costco Wholesale Corp.	505
19	Kroger Co. (The)	828
98	SpartanNash Co.	2,408
49	Sysco Corp.	3,829
25	Walgreens Boots Alliance, Inc.	1,244
13	Walmart, Inc.	1,818

		12,599

	Food Products — 0.4%
28	Campbell Soup Co.	1,235
39	Darling Ingredients, Inc.(a)	2,487
21	General Mills, Inc.	1,442
42	Hain Celestial Group, Inc. (The)(a)	1,534
18	Hormel Foods Corp.	854
21	Ingredion, Inc.	1,989
6	J.M. Smucker Co. (The)	844
11	Kellogg Co.	693
6	McCormick & Co., Inc.	602
17	Mondelez International, Inc., Class A	1,140

		12,820

	Gas Utilities — 0.2%
70	New Jersey Resources Corp.	2,815
24	ONE Gas, Inc.	1,869
52	UGI Corp.	2,358

		7,042

	Health Care Equipment & Supplies — 1.0%
1	Align Technology, Inc.(a)	495
6	Baxter International, Inc.	513
9	Becton Dickinson & Co.	2,287
3	Cooper Cos., Inc. (The)	1,195
1	DexCom, Inc.(a)	431
11	Edwards Lifesciences Corp.(a)	1,201
23	Globus Medical, Inc., Class A(a)	1,535
26	Haemonetics Corp.(a)	1,257
10	Hologic, Inc.(a)	702
15	Intuitive Surgical, Inc.(a)	4,263
17	Merit Medical Systems, Inc.(a)	943
11	Penumbra, Inc.(a)	2,486
10	STAAR Surgical Co.(a)	727
36	STERIS PLC	8,078
4	Stryker Corp.	992
15	Tandem Diabetes Care, Inc.(a)	1,772

		28,877

See accompanying notes to financial statements.

97  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2065 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 2.0%
8	Amedisys, Inc.(a)	$1,081
3	Anthem, Inc.	1,323
16	Centene Corp.(a)	1,244
5	Chemed Corp.	2,345
5	Cigna Corp.	1,152
87	CVS Health Corp.	9,266
21	DaVita, Inc.(a)	2,276
21	Encompass Health Corp.	1,303
80	HCA Healthcare, Inc.	19,204
12	Henry Schein, Inc.(a)	904
27	Humana, Inc.	10,598
3	Laboratory Corp. of America Holdings(a)	814
56	MEDNAX, Inc.(a)	1,369
13	Molina Healthcare, Inc.(a)	3,776
6	Quest Diagnostics, Inc.	810
57	Select Medical Holdings Corp.	1,324

		58,789

	Health Care Technology — 0.1%
135	Allscripts Healthcare Solutions, Inc.(a)	2,730
7	Cerner Corp.	638

		3,368

	Hotels, Restaurants & Leisure — 1.8%
6	Booking Holdings, Inc.(a)	14,737
4	Expedia Group, Inc.(a)	733
48	Hilton Worldwide Holdings, Inc.(a)	6,965
25	Jack in the Box, Inc.	2,276
9	McDonald’s Corp.	2,335
41	Six Flags Entertainment Corp.(a)	1,619
106	Starbucks Corp.	10,422
52	Travel & Leisure Co.	2,954
82	Wendy’s Co. (The)	1,888
101	Yum China Holdings, Inc.	4,865
34	Yum! Brands, Inc.	4,256

		53,050

	Household Durables — 0.5%
11	DR Horton, Inc.	981
65	KB Home	2,746
25	Meritage Homes Corp.(a)	2,551
89	PulteGroup, Inc.	4,689
88	Taylor Morrison Home Corp., Class A(a)	2,701

		13,668

	Household Products — 0.7%
3	Clorox Co. (The)	504
133	Colgate-Palmolive Co.	10,966
30	Kimberly-Clark Corp.	4,129
27	Procter & Gamble Co. (The)	4,332

		19,931

	Independent Power & Renewable Electricity Producers — 0.3%
32	AES Corp. (The)	710
71	NextEra Energy Partners LP	5,341
58	Sunnova Energy International, Inc.(a)	1,140

		7,191

	Industrial Conglomerates — 0.4%
11	3M Co.	1,826
65	General Electric Co.	6,141
11	Honeywell International, Inc.	2,250

		10,217

	Insurance — 1.9%
11	Aflac, Inc.	691
11	Allstate Corp. (The)	1,327
	Insurance — continued
178	American International Group, Inc.	$10,280
12	Chubb Ltd.	2,367
37	First American Financial Corp.	2,757
14	Hanover Insurance Group, Inc. (The)	1,931
112	Hartford Financial Services Group, Inc. (The)	8,050
17	Marsh & McLennan Cos., Inc.	2,612
8	MetLife, Inc.	537
20	Prudential Financial, Inc.	2,231
82	Reinsurance Group of America, Inc.	9,416
40	Selective Insurance Group, Inc.	3,156
12	Travelers Cos., Inc. (The)	1,994
35	Willis Towers Watson PLC	8,189

		55,538

	Interactive Media & Services — 2.5%
10	Alphabet, Inc., Class A(a)	27,061
5	Alphabet, Inc., Class C(a)	13,570
96	Meta Platforms, Inc., Class A(a)	30,073
8	Twitter, Inc.(a)	300

		71,004

	Internet & Direct Marketing Retail — 1.7%
53	Alibaba Group Holding Ltd., Sponsored ADR(a)	6,667
10	Amazon.com, Inc.(a)	29,915
184	eBay, Inc.	11,053
242	Qurate Retail, Inc., Class A	1,701

		49,336

	IT Services — 3.1%
3	Accenture PLC, Class A	1,061
44	Automatic Data Processing, Inc.	9,072
20	Cognizant Technology Solutions Corp., Class A	1,708
228	DXC Technology Co.(a)	6,858
95	Fiserv, Inc.(a)	10,042
32	Gartner, Inc.(a)	9,405
25	International Business Machines Corp.	3,339
3	Kyndryl Holdings, Inc.(a)	51
38	MasterCard, Inc., Class A	14,682
15	Paychex, Inc.	1,766
9	PayPal Holdings, Inc.(a)	1,547
15	Perficient, Inc.(a)	1,572
4	VeriSign, Inc.(a)	869
114	Visa, Inc., Class A	25,783
11	WEX, Inc.(a)	1,771

		89,526

	Life Sciences Tools & Services — 0.7%
13	Agilent Technologies, Inc.	1,811
11	Danaher Corp.	3,144
26	Illumina, Inc.(a)	9,069
46	NeoGenomics, Inc.(a)	1,037
12	Repligen Corp.(a)	2,380
5	Thermo Fisher Scientific, Inc.	2,907
3	Waters Corp.(a)	960

		21,308

	Machinery — 1.6%
27	AGCO Corp.	3,164
15	Caterpillar, Inc.	3,023
10	Chart Industries, Inc.(a)	1,219
21	Cummins, Inc.	4,639
31	Deere & Co.	11,668
10	Illinois Tool Works, Inc.	2,339
36	ITT, Inc.	3,309
46	Kennametal, Inc.	1,590
29	Oshkosh Corp.	3,301

See accompanying notes to financial statements.

|  98

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2065 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
8	Otis Worldwide Corp.	$683
50	PACCAR, Inc.	4,650
7	Parker-Hannifin Corp.	2,170
36	Terex Corp.	1,502
32	Toro Co. (The)	3,091

		46,348

	Media — 1.8%
2	Cable One, Inc.	3,090
25	Charter Communications, Inc., Class A(a)	14,834
268	Comcast Corp., Class A	13,397
146	Discovery, Inc., Class A(a)	4,075
123	Interpublic Group of Cos., Inc. (The)	4,372
39	New York Times Co. (The), Class A	1,561
235	News Corp., Class A	5,226
51	Omnicom Group, Inc.	3,843
18	ViacomCBS, Inc., Class B	602

		51,000

	Metals & Mining — 0.3%
32	Alcoa Corp.	1,815
116	Cleveland-Cliffs, Inc.(a)	1,988
66	Commercial Metals Co.	2,207
9	Newmont Corp.	550
5	Nucor Corp.	507
18	Reliance Steel & Aluminum Co.	2,752

		9,819

	Multi-Utilities — 0.2%
29	Consolidated Edison, Inc.	2,507
12	DTE Energy Co.	1,445
7	Sempra Energy	967
8	WEC Energy Group, Inc.	777

		5,696

	Multiline Retail — 0.3%
78	Macy’s, Inc.	1,997
26	Target Corp.	5,731

		7,728

	Oil, Gas & Consumable Fuels — 2.2%
244	Antero Midstream Corp.	2,428
305	APA Corp.	10,129
19	Chevron Corp.	2,495
152	ConocoPhillips	13,470
54	Diamondback Energy, Inc.	6,813
34	DTE Midstream LLC(a)	1,758
148	EOG Resources, Inc.	16,499
68	EQT Corp.(a)	1,445
44	Exxon Mobil Corp.	3,342
75	Kinder Morgan, Inc.	1,302
64	Marathon Oil Corp.	1,246
369	Southwestern Energy Co.(a)	1,624
14	Valero Energy Corp.	1,161

		63,712

	Paper & Forest Products — 0.1%
32	Louisiana-Pacific Corp.	2,126

	Personal Products — 0.0%
1	Estee Lauder Cos., Inc. (The), Class A	312

	Pharmaceuticals — 1.8%
149	Bristol-Myers Squibb Co.	9,669
16	Jazz Pharmaceuticals PLC(a)	2,222
29	Johnson & Johnson	4,996
66	Merck & Co., Inc.	5,378
111	Novartis AG, Sponsored ADR	9,647
	Pharmaceuticals — continued
41	Novo Nordisk A/S, Sponsored ADR	$4,095
74	Pfizer, Inc.	3,899
196	Roche Holding AG, Sponsored ADR	9,524
68	Viatris, Inc.	1,018
8	Zoetis, Inc.	1,598

		52,046

	Professional Services — 0.3%
29	Exponent, Inc.	2,755
4	IHS Markit Ltd.	467
30	Korn Ferry	1,991
18	ManpowerGroup, Inc.	1,888

		7,101

	Real Estate Management & Development — 0.4%
69	CBRE Group, Inc., Class A(a)	6,992
15	Jones Lang LaSalle, Inc.(a)	3,762

		10,754

	REITs – Apartments — 0.4%
53	American Campus Communities, Inc.	2,770
4	AvalonBay Communities, Inc.	977
35	Camden Property Trust	5,603
21	Equity Residential	1,863

		11,213

	REITs – Diversified — 0.4%
15	American Tower Corp.	3,773
12	Crown Castle International Corp.	2,190
26	CyrusOne, Inc.	2,336
5	Digital Realty Trust, Inc.	746
2	Equinix, Inc.	1,450
42	Weyerhaeuser Co.	1,698

		12,193

	REITs – Health Care — 0.1%
13	Ventas, Inc.	689
15	Welltower, Inc.	1,300

		1,989

	REITs – Hotels — 0.0%
41	Host Hotels & Resorts, Inc.(a)	711

	REITs – Mortgage — 0.1%
88	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,650

	REITs – Office Property — 0.5%
259	Brandywine Realty Trust	3,331
127	Corporate Office Properties Trust	3,208
90	Douglas Emmett, Inc.	2,810
120	Easterly Government Properties, Inc.	2,516
40	Kilroy Realty Corp.	2,560

		14,425

	REITs – Regional Malls — 0.1%
93	Macerich Co. (The)	1,538

	REITs – Shopping Centers — 0.2%
214	Brixmor Property Group, Inc.	5,427

	REITs – Warehouse/Industrials — 0.1%
23	ProLogis, Inc.	3,607

	Road & Rail — 0.3%
7	Avis Budget Group, Inc.(a)	1,233
3	Canadian Pacific Railway Ltd.	214
34	CSX Corp.	1,164
11	Norfolk Southern Corp.	2,992
23	Ryder System, Inc.	1,683
9	Union Pacific Corp.	2,201

		9,487

See accompanying notes to financial statements.

99  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2065 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 3.1%
19	Advanced Micro Devices, Inc.(a)	$2,171
10	Analog Devices, Inc.	1,640
15	Applied Materials, Inc.	2,073
22	Cirrus Logic, Inc.(a)	1,968
15	Enphase Energy, Inc.(a)	2,107
63	First Solar, Inc.(a)	4,938
115	Intel Corp.	5,614
3	Lam Research Corp.	1,770
36	Micron Technology, Inc.	2,962
143	NVIDIA Corp.	35,015
78	QUALCOMM, Inc.	13,709
19	Silicon Laboratories, Inc.(a)	3,138
10	Synaptics, Inc.(a)	2,103
29	Texas Instruments, Inc.	5,205
13	Universal Display Corp.	1,996
22	Wolfspeed, Inc.(a)	2,073

		88,482

	Software — 4.2%
7	Adobe, Inc.(a)	3,740
66	Autodesk, Inc.(a)	16,486
18	Blackbaud, Inc.(a)	1,227
35	CommVault Systems, Inc.(a)	2,361
6	Fair Isaac Corp.(a)	2,970
77	Microsoft Corp.	23,945
51	NCR Corp.(a)	1,941
225	NortonLifeLock, Inc.	5,852
286	Oracle Corp.	23,212
11	Paylocity Holding Corp.(a)	2,244
16	Qualys, Inc.(a)	2,050
65	salesforce.com, Inc.(a)	15,121
25	SPS Commerce, Inc.(a)	3,096
71	Workday, Inc., Class A(a)	17,964

		122,209

	Specialty Retail — 1.0%
54	American Eagle Outfitters, Inc.	1,233
11	Asbury Automotive Group, Inc.(a)	1,771
1	AutoZone, Inc.(a)	1,986
16	Best Buy Co., Inc.	1,589
24	Boot Barn Holdings, Inc.(a)	2,207
14	Five Below, Inc.(a)	2,296
7	GameStop Corp., Class A(a)	763
6	Home Depot, Inc. (The)	2,202
9	Lithia Motors, Inc.	2,629
24	Lowe’s Cos., Inc.	5,696
20	TJX Cos., Inc. (The)	1,439
5	Tractor Supply Co.	1,092
3	Ulta Beauty, Inc.(a)	1,091
15	Williams-Sonoma, Inc.	2,408

		28,402

	Technology Hardware, Storage & Peripherals — 0.2%
50	Hewlett Packard Enterprise Co.	817
51	HP, Inc.	1,873
30	Seagate Technology Holdings PLC	3,214

		5,904

	Textiles, Apparel & Luxury Goods — 0.6%
13	Crocs, Inc.(a)	1,334
9	Deckers Outdoor Corp.(a)	2,882
9	NIKE, Inc., Class B	1,333
349	Under Armour, Inc., Class A(a)	6,572
76	VF Corp.	4,956
46	Wolverine World Wide, Inc.	1,218

		18,295

	Thrifts & Mortgage Finance — 0.1%
66	Mr. Cooper Group, Inc.(a)	$2,650

	Trading Companies & Distributors — 0.1%
15	GATX Corp.	1,567

	Water Utilities — 0.1%
10	American Water Works Co., Inc.	1,608
49	Essential Utilities, Inc.	2,388

		3,996

	Wireless Telecommunication Services — 0.2%
61	Shenandoah Telecommunications Co.	1,389
50	T-Mobile US, Inc.(a)	5,408

		6,797

	Total Common Stocks (Identified Cost $1,777,426)	1,731,562

Principal Amount
Bonds and Notes — 4.0%
	Automotive — 0.0%
$1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	1,069

	Banking — 0.6%
1,000	American Express Co., 3.700%, 8/03/2023	1,033
1,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	1,037
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,040
1,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	1,036
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	958
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,083
1,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	1,046
1,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	1,026
1,000	KeyCorp, MTN, 2.550%, 10/01/2029	998
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	1,050
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	1,104
1,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	1,029
1,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	1,018
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,030
1,000	State Street Corp., 2.400%, 1/24/2030	998
1,000	Truist Bank, 3.200%, 4/01/2024	1,034
1,000	Westpac Banking Corp., 2.350%, 2/19/2025	1,017

		17,537

	Brokerage — 0.1%
1,000	BlackRock, Inc., 2.400%, 4/30/2030	989
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	941

		1,930

	Construction Machinery — 0.0%
1,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	992

	Diversified Manufacturing — 0.1%
1,000	3M Co., 3.050%, 4/15/2030	1,049
1,000	Emerson Electric Co., 2.000%, 12/21/2028	975

		2,024

	Electric — 0.2%
1,000	Duke Energy Corp., 3.750%, 4/15/2024	1,038
1,000	Entergy Corp., 0.900%, 9/15/2025	956
1,000	Exelon Corp., 4.050%, 4/15/2030	1,081
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	962

See accompanying notes to financial statements.

|  100

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2065 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	$1,039

		5,076

	Environmental — 0.0%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	905

	Finance Companies — 0.1%
1,000	Ares Capital Corp., 3.250%, 7/15/2025	1,019
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	969

		1,988

	Food & Beverage — 0.2%
1,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	972
1,000	General Mills, Inc., 4.000%, 4/17/2025	1,057
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,003
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	1,028

		4,060

	Health Insurance — 0.1%
1,000	Anthem, Inc., 4.101%, 3/01/2028	1,084
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,300

		2,384

	Healthcare — 0.1%
1,000	Cigna Corp., 3.750%, 7/15/2023	1,032
1,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	1,010
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,046

		3,088

	Integrated Energy — 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,044
1,000	Exxon Mobil Corp., 2.992%, 3/19/2025	1,032
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,391

		3,467

	Media Entertainment — 0.1%
1,000	ViacomCBS, Inc., 4.750%, 5/15/2025	1,075

	Midstream — 0.0%
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,042

	Mortgage Related — 0.2%
6,000	FHLMC, 2.500%, 2/01/2052	5,995

	Natural Gas — 0.0%
1,000	NiSource, Inc., 0.950%, 8/15/2025	957

	Pharmaceuticals — 0.1%
1,000	AbbVie, Inc., 3.600%, 5/14/2025	1,046
1,000	Johnson & Johnson, 1.300%, 9/01/2030	927

		1,973

	Property & Casualty Insurance — 0.0%
1,000	American International Group, Inc., 3.400%, 6/30/2030	1,049

	Railroads — 0.0%
1,000	CSX Corp., 2.600%, 11/01/2026	1,022

	REITs – Apartments — 0.0%
1,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,016

	REITs – Health Care — 0.0%
1,000	Welltower, Inc., 2.800%, 6/01/2031	987

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,018

	REITs – Warehouse/Industrials — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	902

	Restaurants — 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	967

	Technology — 0.3%
$1,000	Apple, Inc., 2.500%, 2/09/2025	$1,023
1,000	Broadcom, Inc., 4.110%, 9/15/2028	1,065
1,000	HP, Inc., 3.000%, 6/17/2027	1,024
1,000	Intel Corp., 2.450%, 11/15/2029	997
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,089
1,000	NVIDIA Corp., 2.850%, 4/01/2030	1,027
1,000	Oracle Corp., 2.950%, 5/15/2025	1,021
1,000	QUALCOMM, Inc., 1.650%, 5/20/2032	914

		8,160

	Treasuries — 1.5%
3,000	U.S. Treasury Bond, 2.250%, 5/15/2041	3,034
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,120
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,540
3,000	U.S. Treasury Bond, 3.000%, 5/15/2045	3,445
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	2,343
3,000	U.S. Treasury Bond, 3.000%, 2/15/2049	3,541
14,000	U.S. Treasury Note, 0.375%, 11/30/2025	13,402
9,000	U.S. Treasury Note, 2.125%, 12/31/2022	9,110

		41,535

	Utility Other — 0.1%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	1,108

	Wireless — 0.1%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,293

	Total Bonds and Notes (Identified Cost $117,404)	114,619

Shares
Exchange-Traded Funds — 9.4%
3,536	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $273,937)	270,292

Mutual Funds — 13.5%
8,208	WCM Focused Emerging Markets Fund, Institutional Class	143,229
10,216	WCM Focused International Growth Fund, Institutional Class	247,735

	Total Mutual Funds (Identified Cost $426,149)	390,964

Affiliated Mutual Funds — 10.3%
4,443	Mirova Global Green Bond Fund, Class N	44,342
19,315	Mirova International Sustainable Equity Fund, Class N	252,642

	Total Affiliated Mutual Funds (Identified Cost $327,388)	296,984

See accompanying notes to financial statements.

101  |

Portfolio of Investments – as of January 31, 2022

Natixis Sustainable Future 2065 Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.9%
$85,209	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2022 at 0.000% to be repurchased at $85,209 on 2/01/2022 collateralized by $87,900 U.S. Treasury Note, 0.875% due 1/31/2024 valued at $87,392 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $85,209)	$85,209

	Total Investments — 100.2% (Identified Cost $3,007,513)	2,889,630
	Other assets less liabilities — (0.2)%	(7,195)

	Net Assets — 100.0%	$2,882,435

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of Rule 144A holdings amounted to $1,050 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2022

Equity	91.8%
Fixed Income	5.5
Short-Term Investments	2.9

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  102

Statements of Assets and Liabilities

January 31, 2022

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$2,684,979	$2,826,002	$7,493,733	$11,169,778
Affiliated investments at cost	1,985,796	1,518,261	3,133,314	3,654,075
Net unrealized appreciation (depreciation) on unaffiliated investments	174,685	89,199	252,497	691,699
Net unrealized depreciation on affiliated investments	(37,129)	(50,002)	(128,078)	(100,539)

Investments at value	4,808,331	4,383,460	10,751,466	15,415,013
Cash	—	1,015	2,771	16,572
Receivable for Fund shares sold	1,160	8,971	7,800	14,993
Receivable from investment adviser (Note 5)	19,507	19,345	19,153	17,609
Receivable for securities sold	2,405	16,017	28,929	11,444
Dividends and interest receivable	7,102	6,330	14,136	17,408
Tax reclaims receivable	184	508	375	361

TOTAL ASSETS	4,838,689	4,435,646	10,824,630	15,493,400

LIABILITIES
Payable for securities purchased	13,227	14,555	38,006	116,365
Payable for Fund shares redeemed	—	—	—	—
Deferred Trustees’ fees (Note 5)	20,509	20,491	20,500	20,510
Administrative fees payable (Note 5)	170	170	397	542
Audit and tax services fees payable	29,515	29,515	29,515	29,515
Other accounts payable and accrued expenses	21,635	20,369	21,696	22,605

TOTAL LIABILITIES	85,056	85,100	110,114	189,537

NET ASSETS	$4,753,633	$4,350,546	$10,714,516	$15,303,863

NET ASSETS CONSIST OF:
Paid-in capital	$4,596,826	$4,267,845	$10,548,011	$14,504,263
Accumulated earnings (loss)	156,807	82,701	166,505	799,600

NET ASSETS	$4,753,633	$4,350,546	$10,714,516	$15,303,863

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$4,753,633	$4,350,546	$10,714,516	$15,303,863

Shares of beneficial interest	483,825	462,513	955,870	1,247,314

Net asset value, offering and redemption price per share	$9.83	$9.41	$11.21	$12.27

See accompanying notes to financial statements.

103  |

Statements of Assets and Liabilities (continued)

January 31, 2022

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund	Natixis Sustainable Future 2065 Fund

$10,081,228	$9,358,545	$9,657,197	$8,949,969	$7,079,228	$4,692,299	$2,680,125
2,793,267	2,012,607	1,730,533	1,225,281	922,648	636,949	327,388
498,213	363,219	364,419	392,583	259,052	330,909	(87,479)
(137,057)	(106,505)	(122,802)	(104,278)	(77,650)	(44,147)	(30,404)

13,235,651	11,627,866	11,629,347	10,463,555	8,183,278	5,616,010	2,889,630
—	4,794	6,312	5,756	4,491	17,956	—
20,262	16,243	17,345	19,049	15,054	10,462	—
17,041	18,324	17,706	17,908	18,982	18,963	13,156
11,022	46,505	37,268	11,003	7,985	9,766	2,941
12,269	8,329	6,676	6,166	4,638	3,140	1,639
406	500	428	385	378	384	—

13,296,651	11,722,561	11,715,082	10,523,822	8,234,806	5,676,681	2,907,366

30,273	28,530	43,669	37,660	21,556	45,875	4,989
2,523	—	1,296	92,446	—	12,020	—
20,509	20,474	20,445	20,433	20,408	20,387	113
492	431	428	385	299	203	108
29,515	29,515	29,515	29,515	29,515	29,515	16,500
23,984	23,394	23,886	23,527	22,561	21,618	3,221

107,296	102,344	119,239	203,966	94,339	129,618	24,931

$13,189,355	$11,620,217	$11,595,843	$10,319,856	$8,140,467	$5,547,063	$2,882,435

$12,547,169	$11,177,641	$11,142,111	$9,846,768	$7,832,108	$5,176,566	$2,999,888
642,186	442,576	453,732	473,088	308,359	370,497	(117,453)

$13,189,355	$11,620,217	$11,595,843	$10,319,856	$8,140,467	$5,547,063	$2,882,435

$13,189,355	$11,620,217	$11,595,843	$10,319,856	$8,140,467	$5,547,063	$2,882,435

1,080,051	966,162	925,226	838,565	673,700	468,027	300,000

$12.21	$12.03	$12.53	$12.31	$12.08	$11.85	$9.61

See accompanying notes to financial statements.

|  104

Statements of Operations

For the Year Ended January 31, 2022

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$23,254	$22,077	$58,335	$89,955
Dividends from affiliated investments	42,575	27,980	49,959	53,083
Interest	16,517	10,550	23,641	27,777
Less net foreign taxes withheld	—	(74)	(215)	(264)

	82,346	60,533	131,720	170,551

Expenses
Management fees (Note 5)	6,176	5,704	14,822	20,956
Administrative fees (Note 5)	2,004	1,623	3,867	4,999
Trustees’ fees and expenses (Note 5)	14,652	14,618	14,765	14,856
Transfer agent fees and expenses	1,790	2,023	2,037	2,300
Audit and tax services fees	31,877	31,877	31,879	31,880
Custodian fees and expenses (Note 6)	37,574	33,186	38,902	39,682
Legal fees (Note 7)	139	95	284	330
Registration fees	20,610	20,610	20,510	20,610
Regulatory filing fees (Note 6)	13,000	13,000	13,000	13,000
Shareholder reporting expenses	4,919	4,422	6,767	7,199
Miscellaneous expenses	12,549	12,201	12,468	12,396

Total expenses	145,290	139,359	159,301	168,208
Less waiver and/or expense reimbursement (Notes 5 and 6)	(132,039)	(128,313)	(131,918)	(131,837)

Net expenses	13,251	11,046	27,383	36,371

Net investment income	69,095	49,487	104,337	134,180

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	338,214	264,574	665,355	521,547
Affiliated investments	55,803	5,629	62,535	43,016
Distributions of capital gains received from unaffiliated investments	10,635	13,688	28,841	48,630
Distributions of capital gains received from affiliated investments	20,755	17,876	35,564	43,649
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(146,755)	(120,283)	(266,562)	(24,758)
Affiliated investments	(137,935)	(77,502)	(197,330)	(207,924)

Net realized and unrealized gain (loss) on investments	140,717	103,982	328,403	424,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$209,812	$153,469	$432,740	$558,340

(a)	From commencement of operations on December 15, 2021 through January 31, 2022.

See accompanying notes to financial statements.

105  |

Statements of Operations (continued)

For the Year Ended January 31, 2022

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund	Natixis Sustainable Future 2065 Fund(a)

$95,249	$81,033	$90,336	$83,931	$62,640	$49,358	$2,730
41,340	24,919	20,706	10,528	7,290	5,214	2,416
16,024	8,011	6,050	5,024	3,425	2,845	200
(282)	(233)	(279)	(236)	(174)	(159)	—

152,331	113,730	116,813	99,247	73,181	57,258	5,346

20,941	17,717	19,246	17,302	12,980	10,289	832
4,602	3,628	3,836	3,384	2,536	2,013	164
14,819	14,757	14,768	14,736	14,672	14,633	495
2,152	2,419	2,269	2,638	2,274	2,356	43
31,879	31,879	31,879	31,879	31,878	31,878	16,500
47,390	46,229	49,029	46,476	43,764	41,782	6,759
300	223	246	210	153	139	10
20,610	20,610	20,610	20,610	20,610	20,610	1,977
13,000	13,000	13,000	13,000	13,000	13,000	2,167
6,989	6,204	6,536	5,969	5,667	5,518	526
12,413	12,353	12,355	12,316	12,266	12,228	1,475

175,095	169,019	173,774	168,520	159,800	154,446	30,948
(139,417)	(140,913)	(144,046)	(141,503)	(140,148)	(138,376)	(29,646)

35,678	28,106	29,728	27,017	19,652	16,070	1,302

116,653	85,624	87,085	72,230	53,529	41,188	4,044

730,264	536,462	726,361	548,235	418,831	403,626	(968)
78,377	65,462	88,724	61,927	41,153	53,912	(11)
49,302	43,731	46,597	40,764	32,729	22,355	—
38,100	29,401	27,828	23,698	17,619	13,432	4,873

(168,850)	(195,718)	(232,234)	(137,607)	(143,656)	(45,712)	(87,479)
(224,499)	(180,136)	(192,460)	(149,168)	(110,662)	(87,847)	(30,404)

502,694	299,202	464,816	387,849	256,014	359,766	(113,989)

$619,347	$384,826	$551,901	$460,079	$309,543	$400,954	$(109,945)

See accompanying notes to financial statements.

|  106

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund		Natixis Sustainable Future 2020 Fund		Natixis Sustainable Future 2025 Fund
	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2022	Year Ended January 31, 2021
FROM OPERATIONS:
Net investment income	$69,095	$66,145	$49,487	$52,363	$104,337	$70,178
Net realized gain on investments, including distributions of capital gains received from investments	425,407	508,604	301,767	572,900	792,295	508,816
Net change in unrealized appreciation (depreciation) on investments	(284,690)	160,546	(197,785)	(46,857)	(463,892)	335,772

Net increase in net assets resulting from operations	209,812	735,295	153,469	578,406	432,740	914,766

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(481,636)	(605,621)	(262,760)	(706,173)	(875,110)	(589,169)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	821,449	(2,116,817)	1,547,475	(2,966,175)	3,965,097	851,212

Net increase (decrease) in net assets	549,625	(1,987,143)	1,438,184	(3,093,942)	3,522,727	1,176,809
NET ASSETS
Beginning of the year	4,204,008	6,191,151	2,912,362	6,006,304	7,191,789	6,014,980

End of the year	$4,753,633	$4,204,008	$4,350,546	$2,912,362	$10,714,516	$7,191,789

See accompanying notes to financial statements.

107  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2030 Fund		Natixis Sustainable Future 2035 Fund		Natixis Sustainable Future 2040 Fund
	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2022	Year Ended January 31, 2021
FROM OPERATIONS:
Net investment income	$134,180	$75,199	$116,653	$61,977	$85,624	$52,520
Net realized gain on investments, including distributions of capital gains received from investments	656,842	482,175	896,043	590,959	675,056	583,229
Net change in unrealized appreciation (depreciation) on investments	(232,682)	556,935	(393,349)	423,194	(375,854)	310,502

Net increase in net assets resulting from operations	558,340	1,114,309	619,347	1,076,130	384,826	946,251

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(686,989)	(537,498)	(910,135)	(523,070)	(674,630)	(590,062)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	7,767,673	838,108	6,158,110	1,203,343	6,479,279	(587,824)

Net increase (decrease) in net assets	7,639,024	1,414,919	5,867,322	1,756,403	6,189,475	(231,635)
NET ASSETS
Beginning of the year	7,664,839	6,249,920	7,322,033	5,565,630	5,430,742	5,662,377

End of the year	$15,303,863	$7,664,839	$13,189,355	$7,322,033	$11,620,217	$5,430,742

See accompanying notes to financial statements.

|  108

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2045 Fund		Natixis Sustainable Future 2050 Fund		Natixis Sustainable Future 2055 Fund
	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2022	Year Ended January 31, 2021
FROM OPERATIONS:
Net investment income	$87,085	$47,617	$72,230	$41,652	$53,529	$34,700
Net realized gain on investments, including distributions of capital gains received from investments	889,510	380,941	674,624	429,355	510,332	372,241
Net change in unrealized appreciation (depreciation) on investments	(424,694)	434,910	(286,775)	345,055	(254,318)	227,912

Net increase in net assets resulting from operations	551,901	863,468	460,079	816,062	309,543	634,853

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(795,436)	(435,927)	(583,052)	(512,519)	(439,605)	(431,682)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	5,556,506	904,542	5,425,651	156,675	4,434,259	(544,538)

Net increase (decrease) in net assets	5,312,971	1,332,083	5,302,678	460,218	4,304,197	(341,367)
NET ASSETS
Beginning of the year	6,282,872	4,950,789	5,017,178	4,556,960	3,836,270	4,177,637

End of the year	$11,595,843	$6,282,872	$10,319,856	$5,017,178	$8,140,467	$3,836,270

See accompanying notes to financial statements.

109  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2060 Fund		Natixis Sustainable Future 2065 Fund
	Year Ended January 31, 2022	Year Ended January 31, 2021	Period Ended January 31, 2022(a)
FROM OPERATIONS:
Net investment income	$41,188	$30,897	$4,044
Net realized gain on investments, including distributions of capital gains received from investments	493,325	350,303	3,894
Net change in unrealized appreciation (depreciation) on investments	(133,559)	208,568	(117,883)

Net increase (decrease) in net assets resulting from operations	400,954	589,768	(109,945)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(478,513)	(375,626)	(7,620)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	1,967,271	245,221	3,000,000

Net increase in net assets	1,889,712	459,363	2,882,435
NET ASSETS
Beginning of the year	3,657,351	3,197,988	—

End of the year	$5,547,063	$3,657,351	$2,882,435

(a)	From commencement of operations on December 15, 2021 through January 31, 2022.

See accompanying notes to financial statements.

|  110

Financial Highlights

For a share outstanding throughout each period.

	Sustainable Future 2015 Fund—Class N
	Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.37		$10.70		$10.11		$11.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.12		0.17		0.23		0.15
Net realized and unrealized gain (loss)	0.40		1.25		1.02		(0.41)		1.19

Total from Investment Operations	0.56		1.37		1.19		(0.18)		1.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.25)		(0.18)		(0.23)		(0.16)
Net realized capital gains	(0.91)		(1.45)		(0.42)		(0.61)		(0.05)

Total Distributions	(1.10)		(1.70)		(0.60)		(0.84)		(0.21)

Net asset value, end of the period	$9.83		$10.37		$10.70		$10.11		$11.13

Total return(b)	5.15	%(c)	12.97%		11.81%		(1.28)%		13.42	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,754		$4,204		$6,191		$4,600		$4,536
Net expenses(e)	0.28	%(f)	0.31	%(g)	0.31	%(h)(i)	0.35	%(j)	0.38	%(k)(l)
Gross expenses	3.08	%(f)	3.08	%(g)	3.70	%(h)	4.04	%(j)	3.57	%(k)(l)
Net investment income	1.47%		1.09%		1.62%		2.10%		1.49	%(k)
Portfolio turnover rate	50%		61%		73%		41%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.35%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.32%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.97%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.34%, respectively.

(k)	Computed on an annualized basis for periods less than one year.
(l)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.84%, respectively.

See accompanying notes to financial statements.

111  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2020 Fund—Class N
	Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$9.37		$10.66		$9.97		$11.34		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.11		0.17		0.22		0.14
Net realized and unrealized gain (loss)	0.49		1.38		1.06		(0.46)		1.39

Total from Investment Operations	0.62		1.49		1.23		(0.24)		1.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.29)		(0.18)		(0.23)		(0.15)
Net realized capital gains	(0.44)		(2.49)		(0.36)		(0.90)		(0.04)

Total Distributions	(0.58)		(2.78)		(0.54)		(1.13)		(0.19)

Net asset value, end of the period	$9.41		$9.37		$10.66		$9.97		$11.34

Total return(b)	6.35%		14.26%		12.31%		(1.66)%		15.38	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,351		$2,912		$6,006		$4,540		$4,617
Net expenses(d)	0.29	%(e)	0.32	%(f)	0.32	%(g)(h)	0.38	%(i)	0.41	%(j)(k)
Gross expenses	3.66	%(e)	3.88	%(f)	3.69	%(g)	4.10	%(i)	3.58	%(j)(k)
Net investment income	1.30%		1.08%		1.60%		1.98%		1.40	%(j)
Portfolio turnover rate	46%		95%		74%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.92%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 4.11%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.95%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.37%, respectively.

(j)	Computed on an annualized basis for periods less than one year.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.82%, respectively.

See accompanying notes to financial statements.

|  112

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2025 Fund—Class N
	Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.42		$10.89		$10.22		$11.54		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.12		0.17		0.21		0.13
Net realized and unrealized gain (loss)	0.68		1.41		1.12		(0.54)		1.59

Total from Investment Operations	0.82		1.53		1.29		(0.33)		1.72

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.16)		(0.17)		(0.20)		(0.14)
Net realized capital gains	(0.87)		(0.84)		(0.45)		(0.79)		(0.04)

Total Distributions	(1.03)		(1.00)		(0.62)		(0.99)		(0.18)

Net asset value, end of the period	$11.21		$11.42		$10.89		$10.22		$11.54

Total return(b)	6.84%		14.35%		12.73%		(2.46)%		17.31	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,715		$7,192		$6,015		$3,757		$3,518
Net expenses(d)	0.30	%(e)	0.33	%(f)	0.34	%(g)(h)	0.42	%(i)	0.45	%(j)(k)
Gross expenses	1.76	%(e)	3.00	%(f)	4.18	%(g)	4.88	%(i)	4.41	%(j)(k)
Net investment income	1.15%		1.08%		1.59%		1.88%		1.30	%(j)
Portfolio turnover rate	49%		84%		67%		59%		16%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 2.02%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 3.23%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 4.43%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.56%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.11%, respectively.

(j)	Computed on an annualized basis for periods less than one year.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.61%, respectively.

See accompanying notes to financial statements.

113  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2030 Fund—Class N
	Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.97		$11.15		$10.39		$11.79		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.12		0.17		0.19		0.12
Net realized and unrealized gain (loss)	0.86		1.60		1.19		(0.60)		1.86

Total from Investment Operations	1.01		1.72		1.36		(0.41)		1.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.18)		(0.14)		(0.18)		(0.14)
Net realized capital gains	(0.56)		(0.72)		(0.46)		(0.81)		(0.05)

Total Distributions	(0.71)		(0.90)		(0.60)		(0.99)		(0.19)

Net asset value, end of the period	$12.27		$11.97		$11.15		$10.39		$11.79

Total return(b)	8.30%		15.88%		13.12%		(2.91)%		19.79	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15,304		$7,665		$6,250		$3,194		$3,033
Net expenses(d)	0.31	%(e)	0.34	%(f)	0.37	%(g)(h)	0.48	%(i)	0.50	%(j)(k)
Gross expenses	1.43	%(e)	2.88	%(f)	4.37	%(g)	5.34	%(i)	5.04	%(j)(k)
Net investment income	1.14%		1.06%		1.55%		1.68%		1.22	%(j)
Portfolio turnover rate	24%		69%		80%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 1.69%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.11%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.60%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.57%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.51%, respectively.

(j)	Computed on an annualized basis for periods less than one year.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.19%, respectively.

See accompanying notes to financial statements.

|  114

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2035 Fund—Class N
	Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.02		$11.24		$10.46		$12.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.11		0.16		0.17		0.11
Net realized and unrealized gain (loss)	1.07		1.70		1.33		(0.67)		2.08

Total from Investment Operations	1.21		1.81		1.49		(0.50)		2.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.17)		(0.17)		(0.17)		(0.13)
Net realized capital gains	(0.88)		(0.86)		(0.54)		(0.88)		(0.05)

Total Distributions	(1.02)		(1.03)		(0.71)		(1.05)		(0.18)

Net asset value, end of the period	$12.21		$12.02		$11.24		$10.46		$12.01

Total return(b)	9.85%		16.62%		14.29%		(3.68)%		21.95	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$13,189		$7,322		$5,566		$4,099		$3,112
Net expenses(d)	0.33	%(e)	0.36	%(f)	0.39	%(g)(h)	0.52	%(i)	0.55	%(j)(k)
Gross expenses	1.62	%(e)	3.05	%(f)	3.95	%(g)	5.12	%(i)	5.03	%(j)(k)
Net investment income	1.08%		0.97%		1.47%		1.52%		1.13	%(j)
Portfolio turnover rate	34%		89%		63%		74%		14%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 1.87%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.27%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.16%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.58%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.25%, respectively.

(j)	Computed on an annualized basis for periods less than one year.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.13%, respectively.

See accompanying notes to financial statements.

115  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2040 Fund—Class N
	Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.69		$11.18		$10.43		$12.20		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.10		0.16		0.16		0.11
Net realized and unrealized gain (loss)	1.12		1.85		1.29		(0.75)		2.26

Total from Investment Operations	1.25		1.95		1.45		(0.59)		2.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.19)		(0.15)		(0.16)		(0.12)
Net realized capital gains	(0.79)		(1.25)		(0.55)		(1.02)		(0.05)

Total Distributions	(0.91)		(1.44)		(0.70)		(1.18)		(0.17)

Net asset value, end of the period	$12.03		$11.69		$11.18		$10.43		$12.20

Total return(b)	10.49%		18.04%		13.94%		(4.19)%		23.80	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,620		$5,431		$5,662		$3,330		$3,096
Net expenses(d)	0.33	%(e)	0.36	%(f)	0.39	%(g)(h)	0.56	%(i)	0.59	%(j)(k)
Gross expenses	1.99	%(e)	3.38	%(f)	4.45	%(g)	5.40	%(i)	5.04	%(j)(k)
Net investment income	1.01%		0.94%		1.50%		1.42%		1.04	%(j)
Portfolio turnover rate	34%		64%		63%		90%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.25%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.61%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 4.67%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.49%, respectively.

(j)	Computed on an annualized basis for periods less than one year.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.10%, respectively.

See accompanying notes to financial statements.

|  116

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2045 Fund—Class N
	Year Ended January 31,2022		Year Ended January 31,2021		Year Ended January 31,2020		Year Ended January 31,2019		Period Ended January 31,2018*
Net asset value, beginning of the period	$12.12		$11.17		$10.38		$12.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.29		1.89		1.37		(0.81)		2.39

Total from Investment Operations	1.42		1.99		1.53		(0.66)		2.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.18)		(0.15)		(0.16)		(0.12)
Net realized capital gains	(0.88)		(0.86)		(0.59)		(1.11)		(0.06)

Total Distributions	(1.01)		(1.04)		(0.74)		(1.27)		(0.18)

Net asset value, end of the period	$12.53		$12.12		$11.17		$10.38		$12.31

Total return(b)	11.36%		18.30%		14.73%		(4.53)%		24.92	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,596		$6,283		$4,951		$2,517		$2,568
Net expenses(d)	0.33	%(e)	0.37	%(f)	0.40	%(g)(h)	0.58	%(i)	0.61	%(j)(k)
Gross expenses	1.93	%(e)	3.63	%(f)	5.12	%(g)	6.46	%(i)	5.97	%(j)(k)
Net investment income	0.97%		0.93%		1.45%		1.32%		0.97	%(j)
Portfolio turnover rate	42%		72%		58%		77%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.19%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.85%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 5.33%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.53%, respectively.

(j)	Computed on an annualized basis for periods less than one year.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

117  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2050 Fund—Class N
	Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.75		$11.15		$10.41		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.25		1.92		1.35		(0.84)		2.45

Total from Investment Operations	1.37		2.02		1.51		(0.69)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.18)		(0.15)		(0.16)		(0.11)
Net realized capital gains	(0.69)		(1.24)		(0.62)		(1.12)		(0.06)

Total Distributions	(0.81)		(1.42)		(0.77)		(1.28)		(0.17)

Net asset value, end of the period	$12.31		$11.75		$11.15		$10.41		$12.38

Total return(b)	11.40%		18.94%		14.57%		(4.82)%		25.64	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,320		$5,017		$4,557		$2,492		$2,514
Net expenses(d)	0.34	%(e)	0.38	%(f)	0.41	%(g)(h)	0.59	%(i)	0.62	%(j)(k)
Gross expenses	2.12	%(e)	4.00	%(f)	5.24	%(g)	6.42	%(i)	6.00	%(j)(k)
Net investment income	0.91%		0.90%		1.43%		1.29%		0.94	%(j)
Portfolio turnover rate	38%		80%		75%		83%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.38%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.22%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.45%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.48%, respectively.

(j)	Computed on an annualized basis for periods less than one year.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.03%, respectively.

See accompanying notes to financial statements.

|  118

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2055 Fund—Class N
	Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.53		$11.11		$10.43		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.22		1.86		1.40		(0.83)		2.45

Total from Investment Operations	1.34		1.96		1.56		(0.68)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.20)		(0.16)		(0.16)		(0.11)
Net realized capital gains	(0.67)		(1.34)		(0.72)		(1.11)		(0.06)

Total Distributions	(0.79)		(1.54)		(0.88)		(1.27)		(0.17)

Net asset value, end of the period	$12.08		$11.53		$11.11		$10.43		$12.38

Total return(b)	11.33%		18.07%		14.93%		(4.80)%		25.64	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,140		$3,836		$4,178		$2,614		$2,534
Net expenses(d)	0.33	%(e)	0.39	%(f)	0.42	%(g)(h)	0.59	%(i)	0.62	%(j)(k)
Gross expenses	2.68	%(e)	4.49	%(f)	5.63	%(g)	6.44	%(i)	5.98	%(j)(k)
Net investment income	0.90%		0.88%		1.42%		1.27%		0.94	%(j)
Portfolio turnover rate	38%		71%		64%		85%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.95%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.70%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.83%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.50%, respectively.

(j)	Computed on an annualized basis for periods less than one year.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

119  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2060 Fund—Class N
	Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.64		$11.03		$10.40		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.31		1.95		1.38		(0.82)		2.45

Total from Investment Operations	1.42		2.05		1.54		(0.67)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.19)		(0.17)		(0.16)		(0.11)
Net realized capital gains	(1.07)		(1.25)		(0.74)		(1.15)		(0.06)

Total Distributions	(1.21)		(1.44)		(0.91)		(1.31)		(0.17)

Net asset value, end of the period	$11.85		$11.64		$11.03		$10.40		$12.38

Total return(b)	11.72%		19.09%		14.78%		(4.56)%		25.59	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,547		$3,657		$3,198		$2,488		$2,575
Net expenses(d)	0.34	%(e)	0.38	%(f)	0.42	%(g)(h)	0.59	%(i)	0.62	%(j)(k)
Gross expenses	3.27	%(e)	5.25	%(f)	6.03	%(g)	6.45	%(i)	5.97	%(j)(k)
Net investment income	0.87%		0.95%		1.45%		1.29%		0.94	%(j)
Portfolio turnover rate	43%		79%		64%		80%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 3.53%, respectively.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 5.47%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 6.23%, respectively.

(h)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.51%, respectively.

(j)	Computed on an annualized basis for periods less than one year.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.00%, respectively.

See accompanying notes to financial statements.

|  120

Financial Highlights (continued)

For a share outstanding throughout each period.

Sustainable Future 2065 Fund—Class N
Period Ended January 31, 2022*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01
Net realized and unrealized gain (loss)	(0.38)

Total from Investment Operations	(0.37)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Net realized capital gains	(0.01)

Total Distributions	(0.02)

Net asset value, end of the period	$9.61

Total return(b)(c)	(3.66)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,882
Net expenses(d)(e)(f)	0.34%
Gross expenses(e)(f)	8.08%
Net investment income(e)	1.06%
Portfolio turnover rate	5%

*	From commencement of operations on December 15, 2021 through January 31, 2022.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 8.34%, respectively.

See accompanying notes to financial statements.

121  |

Notes to Financial Statements

January 31, 2022

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust IV:

Natixis Sustainable Future 2015 Fund® (the “Sustainable Future 2015 Fund”)

Natixis Sustainable Future 2020 Fund® (the “Sustainable Future 2020 Fund”)

Natixis Sustainable Future 2025 Fund® (the “Sustainable Future 2025 Fund”)

Natixis Sustainable Future 2030 Fund® (the “Sustainable Future 2030 Fund”)

Natixis Sustainable Future 2035 Fund® (the “Sustainable Future 2035 Fund”)

Natixis Sustainable Future 2040 Fund® (the “Sustainable Future 2040 Fund”)

Natixis Sustainable Future 2045 Fund® (the “Sustainable Future 2045 Fund”)

Natixis Sustainable Future 2050 Fund® (the “Sustainable Future 2050 Fund”)

Natixis Sustainable Future 2055 Fund® (the “Sustainable Future 2055 Fund”)

Natixis Sustainable Future 2060 Fund® (the “Sustainable Future 2060 Fund”)

Natixis Sustainable Future 2065 Fund® (the “Sustainable Future 2065 Fund”)

Sustainable Future 2065 Fund commenced operations on December 15, 2021 via contribution to the Fund by Natixis Investment Managers, LLC of $3,000,000.

Each Fund is a diversified investment company.

Each Fund offers Class N shares. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”).

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and

|  122

Notes to Financial Statements (continued)

January 31, 2022

unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of January 31, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

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A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, premium amortization, non-deductible expenses, passive foreign investment company adjustments, capital gain distribution received and distributions received from underlying funds. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, passive foreign investment company adjustments and premium amortization. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2022 and 2021 was as follows:

	2022 Distributions			2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Sustainable Future 2015 Fund	$224,416	$257,220	$481,636	$267,785	$337,836	$605,621
Sustainable Future 2020 Fund	134,799	127,961	262,760	355,113	351,060	706,173
Sustainable Future 2025 Fund	327,782	547,328	875,110	283,245	305,924	589,169
Sustainable Future 2030 Fund	346,564	340,425	686,989	319,330	218,168	537,498
Sustainable Future 2035 Fund	408,218	501,917	910,135	259,380	263,690	523,070
Sustainable Future 2040 Fund	316,520	358,110	674,630	246,499	343,563	590,062
Sustainable Future 2045 Fund	360,772	434,664	795,436	196,192	239,735	435,927
Sustainable Future 2050 Fund	312,916	270,136	583,052	235,300	277,219	512,519
Sustainable Future 2055 Fund	227,799	211,806	439,605	180,418	251,264	431,682
Sustainable Future 2060 Fund	224,471	254,042	478,513	144,087	231,539	375,626
Sustainable Future 2065 Fund	3,343	4,277	7,620	—	—	—

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

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As of January 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Undistributed ordinary income	$12,803	$12,246	$11,106	$18,663	$16,400
Undistributed long-term capital gains	56,695	98,685	124,440	271,554	334,879

Total undistributed earnings	69,498	110,931	135,546	290,217	351,279

Unrealized appreciation (depreciation)	107,818	(7,739)	51,459	529,893	311,416

Total accumulated earnings	$177,316	$103,192	$187,005	$820,110	$662,695

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund	Sustainable Future 2065 Fund
Undistributed ordinary income	$14,886	$13,956	$15,775	$11,307	$5,798	$1,330
Undistributed long-term capital gains	238,562	253,857	230,852	170,474	127,854	—

Total undistributed earnings	253,448	267,813	246,627	181,781	133,652	1,330

Unrealized appreciation (depreciation)	209,602	206,364	246,894	146,987	257,232	(118,783)

Total accumulated earnings (losses)	$463,050	$474,177	$493,521	$328,768	$390,884	$(117,453)

As of January 31, 2022, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Federal tax cost	$4,700,513	$4,391,199	$10,700,007	$14,885,121	$12,924,235

Gross tax appreciation	$236,123	$134,216	$403,918	$916,216	$788,376
Gross tax depreciation	(128,305)	(141,955)	(352,459)	(386,323)	(476,960)

Net tax appreciation (depreciation)	$107,818	$(7,739)	$51,459	$529,893	$311,416

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund	Sustainable Future 2065 Fund
Federal tax cost	$11,418,264	$11,422,983	$10,216,661	$8,036,291	$5,358,778	$3,008,413

Gross tax appreciation	$638,528	$686,530	$691,152	$496,339	$457,730	$54,592
Gross tax depreciation	(428,926)	(480,166)	(444,258)	(349,352)	(200,498)	(173,375)

Net tax appreciation (depreciation)	$209,602	$206,364	$246,894	$146,987	$257,232	$(118,783)

f.  Repurchase Agreements.   Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of January 31, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Indemnifications.   Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts

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January 31, 2022

with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

h.  New Accounting Pronouncement.  In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2022, at value:

Sustainable Future 2015 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,300,627	$—	$—	$1,300,627
Bonds and Notes(a)	—	1,009,302	—	1,009,302
Exchange-Traded Funds	183,532	—	—	183,532
Mutual Funds	223,455	—	—	223,455
Affiliated Mutual Funds	1,948,667	—	—	1,948,667
Short-Term Investments	—	142,748	—	142,748

Total	$3,656,281	$1,152,050	$—	$4,808,331

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

January 31, 2022

Sustainable Future 2020 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,481,306	$—	$—	$1,481,306
Bonds and Notes(a)	—	849,573	—	849,573
Exchange-Traded Funds	191,635	—	—	191,635
Mutual Funds	270,188	—	—	270,188
Affiliated Mutual Funds	1,468,259	—	—	1,468,259
Short-Term Investments	—	122,499	—	122,499

Total	$3,411,388	$972,072	$—	$4,383,460

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2025 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,120,044	$—	$—	$4,120,044
Bonds and Notes(a)	—	1,887,861	—	1,887,861
Exchange-Traded Funds	563,668	—	—	563,668
Mutual Funds	849,668	—	—	849,668
Affiliated Mutual Funds	3,005,236	—	—	3,005,236
Short-Term Investments	—	324,989	—	324,989

Total	$8,538,616	$2,212,850	$—	$10,751,466

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2030 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,676,826	$—	$—	$6,676,826
Bonds and Notes(a)	—	2,214,509	—	2,214,509
Exchange-Traded Funds	931,345	—	—	931,345
Mutual Funds	1,402,068	—	—	1,402,068
Affiliated Mutual Funds	3,553,536	—	—	3,553,536
Short-Term Investments	—	636,729	—	636,729

Total	$12,563,775	$2,851,238	$—	$15,415,013

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2035 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,582,726	$—	$—	$6,582,726
Bonds and Notes(a)	—	1,384,389	—	1,384,389
Exchange-Traded Funds	899,011	—	—	899,011
Mutual Funds	1,302,435	—	—	1,302,435
Affiliated Mutual Funds	2,656,210	—	—	2,656,210
Short-Term Investments	—	410,880	—	410,880

Total	$11,440,382	$1,795,269	$—	$13,235,651

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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January 31, 2022

Sustainable Future 2040 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,447,362	$—	$—	$6,447,362
Bonds and Notes(a)	—	764,353	—	764,353
Exchange-Traded Funds	866,371	—	—	866,371
Mutual Funds	1,299,719	—	—	1,299,719
Affiliated Mutual Funds	1,906,102	—	—	1,906,102
Short-Term Investments	—	343,959	—	343,959

Total	$10,519,554	$1,108,312	$—	$11,627,866

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2045 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,724,494	$—	$—	$6,724,494
Bonds and Notes(a)	—	500,459	—	500,459
Exchange-Traded Funds	950,073	—	—	950,073
Mutual Funds	1,461,760	—	—	1,461,760
Affiliated Mutual Funds	1,607,731	—	—	1,607,731
Short-Term Investments	—	384,830	—	384,830

Total	$10,744,058	$885,289	$—	$11,629,347

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2050 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,153,736	$—	$—	$6,153,736
Bonds and Notes(a)	—	454,054	—	454,054
Exchange-Traded Funds	937,384	—	—	937,384
Mutual Funds	1,421,327	—	—	1,421,327
Affiliated Mutual Funds	1,121,003	—	—	1,121,003
Short-Term Investments	—	376,051	—	376,051

Total	$9,633,450	$830,105	$—	$10,463,555

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2055 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,829,716	$—	$—	$4,829,716
Bonds and Notes(a)	—	327,839	—	327,839
Exchange-Traded Funds	752,246	—	—	752,246
Mutual Funds	1,123,487	—	—	1,123,487
Affiliated Mutual Funds	844,998	—	—	844,998
Short-Term Investments	—	304,992	—	304,992

Total	$7,550,447	$632,831	$—	$8,183,278

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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January 31, 2022

Sustainable Future 2060 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,294,803	$—	$—	$3,294,803
Bonds and Notes(a)	—	217,233	—	217,233
Exchange-Traded Funds	506,033	—	—	506,033
Mutual Funds	787,734	—	—	787,734
Affiliated Mutual Funds	592,802	—	—	592,802
Short-Term Investments	—	217,405	—	217,405

Total	$5,181,372	$434,638	$—	$5,616,010

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2065 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,731,562	$—	$—	$1,731,562
Bonds and Notes(a)	—	114,619	—	114,619
Exchange-Traded Funds	270,292	—	—	270,292
Mutual Funds	390,964	—	—	390,964
Affiliated Mutual Funds	296,984	—	—	296,984
Short-Term Investments	—	85,209	—	85,209

Total	$2,689,802	$199,828	$—	$2,889,630

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Purchases and Sales of Securities.   For the year ended (period ended for Sustainable Future 2065 Fund) January 31, 2022, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Sustainable Future 2015 Fund	$323,254	$245,942	$2,391,579	$2,043,341
Sustainable Future 2020 Fund	259,145	171,018	2,765,241	1,544,254
Sustainable Future 2025 Fund	669,470	390,687	6,819,645	3,828,632
Sustainable Future 2030 Fund	699,004	237,483	8,862,323	2,423,967
Sustainable Future 2035 Fund	552,854	217,048	8,203,323	3,298,337
Sustainable Future 2040 Fund	358,248	164,355	8,551,415	2,604,688
Sustainable Future 2045 Fund	198,741	79,195	8,263,496	3,536,057
Sustainable Future 2050 Fund	161,128	58,615	7,643,090	2,786,010
Sustainable Future 2055 Fund	114,591	47,574	6,046,245	2,111,802
Sustainable Future 2060 Fund	71,102	44,312	3,423,665	1,927,888
Sustainable Future 2065 Fund	55,752	7,099	3,014,939	140,171

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Advisors, through its Natixis Investment Managers Solutions division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment and AIA International Developed Markets Equity ESG Segment. Additionally, Natixis Advisors performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund, and oversees, evaluates and monitors the subadvisory services provided to each Fund. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.

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Natixis Advisors has entered into a subadvisory agreement with Harris Associates L.P. (“Harris”) with respect to the Harris Associates Large Cap Value Segment of each Fund. Harris is a limited partnership whose sole general partner, Harris Associates Inc., is a subsidiary of Natixis Investment Managers, LLC.

Natixis Advisors has entered into a subadvisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Loomis Sayles All Cap Growth Segment and Loomis Sayles Core Fixed Income Segment of each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.

Natixis Advisors has entered into a subadvisory agreement with Mirova US LLC (“Mirova US”) with respect to the Mirova US Climate Ambition Equity Segment of each Fund. Mirova US has entered into a personnel sharing arrangement with its Paris-based affiliate, Mirova, which is part of Natixis Investment Managers.

The aggregate management fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment, and (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment, each payable to Natixis Advisors as adviser; (iv) 0.52% of the average daily net assets of the Harris Associates Large Cap Value Segment, payable by the Fund directly to Harris as sub-adviser; (v) 0.35% of the average daily net assets of the Loomis Sayles All Cap Growth Segment, and (vi) 0.15% of the average daily net assets of the Loomis Sayles Core Fixed Income Segment, each payable by the Fund directly to Loomis Sayles as sub-adviser; (vii) 0.25% of the average daily net assets of the Mirova US Climate Ambition Equity Segment, payable by the Fund directly to Mirova US as sub-adviser. The aggregate management fee payable by each Fund is subject to a maximum equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors and (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser.

Natixis Advisors will voluntarily waive its fee for the management of a segment for any period during which the segment is invested entirely in unaffiliated exchange-traded funds. During the year ended January 31, 2022, management fees payable to Natixis Advisors with respect to the AIA International Developed Markets Equity ESG Segment were voluntarily waived.

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including fees paid to the sub-advisers and expenses of the underlying funds in which each fund invests, to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2022, except for Sustainable Future 2065 Fund, which is in effect until May 31, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the year ended (period ended for Sustainable Future 2065 Fund) January 31, 2022, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Sustainable Future 2015 Fund	0.55%
Sustainable Future 2020 Fund	0.55%
Sustainable Future 2025 Fund	0.56%
Sustainable Future 2030 Fund	0.57%
Sustainable Future 2035 Fund	0.58%
Sustainable Future 2040 Fund	0.59%
Sustainable Future 2045 Fund	0.59%
Sustainable Future 2050 Fund	0.60%
Sustainable Future 2055 Fund	0.60%
Sustainable Future 2060 Fund	0.60%
Sustainable Future 2065 Fund	0.60%

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent a Fund’s annual operating expenses fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Notes to Financial Statements (continued)

January 31, 2022

For the year ended (period ended for Sustainable Future 2065 Fund) January 31, 2022, the management fees and waivers/reimbursements of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Reimbursement of Sub-Adviser Fees[3]	Net Management Fees	Percentage of Average Daily Net Assets
						Gross	Net
Sustainable Future 2015 Fund	$6,176	$815	$371	$4,990	—	0.13%	—
Sustainable Future 2020 Fund	5,704	783	338	4,583	—	0.15%	—
Sustainable Future 2025 Fund	14,822	2,119	1,005	11,698	—	0.16%	—
Sustainable Future 2030 Fund	20,956	3,233	1,561	16,162	—	0.18%	—
Sustainable Future 2035 Fund	20,941	3,388	1,610	15,943	—	0.19%	—
Sustainable Future 2040 Fund	17,717	2,835	1,402	13,480	—	0.21%	—
Sustainable Future 2045 Fund	19,246	3,115	1,680	14,451	—	0.21%	—
Sustainable Future 2050 Fund	17,302	2,878	1,616	12,808	—	0.22%	—
Sustainable Future 2055 Fund	12,980	2,160	1,222	9,598	—	0.22%	—
Sustainable Future 2060 Fund	10,289	1,713	965	7,611	—	0.22%	—
Sustainable Future 2065 Fund	832	141	72	619	—	0.22%	—

[1]	Waiver of Natixis Advisors’ management fee with respect to the AIA U.S. Large Cap Value ESG and AIA U.S. Small/Mid Cap ESG Segments is subject to possible recovery until January 31, 2023.
[2]

Voluntary waiver of Natixis Advisors’ management fee with respect to the AIA International Developed Markets Equity ESG Segment is not subject to recovery under the expense limitation agreements described above.

[3]	Contractual reimbursements of fees paid directly to sub-advisers are subject to possible recovery until January 31, 2023.

For the year ended (period ended for Sustainable Future 2065 Fund) January 31, 2022, expenses have been reimbursed as follows (including fees paid to the sub-advisers included in the table above):

Fund	Sub-Adviser Fees[4]	Other Expenses[4]	Total Reimbursement[4]
Sustainable Future 2015 Fund	$4,990	$125,863	$130,853
Sustainable Future 2020 Fund	4,583	122,609	127,192
Sustainable Future 2025 Fund	11,698	117,096	128,794
Sustainable Future 2030 Fund	16,162	110,881	127,043
Sustainable Future 2035 Fund	15,943	118,476	134,419
Sustainable Future 2040 Fund	13,480	123,196	136,676
Sustainable Future 2045 Fund	14,451	124,800	139,251
Sustainable Future 2050 Fund	12,808	124,201	137,009
Sustainable Future 2055 Fund	9,598	127,168	136,766
Sustainable Future 2060 Fund	7,611	128,087	135,698
Sustainable Future 2065 Fund	619	19,888	20,507

[4]	Contractual expense reimbursements are subject to possible recovery until January 31, 2023.

No expenses were recovered during the year ended (period ended for Sustainable Future 2065 Fund) January 31, 2022, under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

131  |

Notes to Financial Statements (continued)

January 31, 2022

For the year ended (period ended for Sustainable Future 2065 Fund) January 31, 2022, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Sustainable Future 2015 Fund	$2,004
Sustainable Future 2020 Fund	1,623
Sustainable Future 2025 Fund	3,867
Sustainable Future 2030 Fund	4,999
Sustainable Future 2035 Fund	4,602
Sustainable Future 2040 Fund	3,628
Sustainable Future 2045 Fund	3,836
Sustainable Future 2050 Fund	3,384
Sustainable Future 2055 Fund	2,536
Sustainable Future 2060 Fund	2,013
Sustainable Future 2065 Fund	164

d.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2022, each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $199,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

e.  Affiliated Ownership.  As of January 31, 2022, the percentage of each Fund’s net assets owned by Natixis Investment Managers, LLC is as follows:

Percentage of Net Assets
Sustainable Future 2060 Fund	9.28%
Sustainable Future 2065 Fund	100%

Investment activities of affiliated shareholders could have material impacts on the Funds.

f.  Payment by Affiliates.  For the year ended January 31, 2022, Loomis Sayles reimbursed Sustainable Future 2035 Fund $1,133 in connection with a trading error.

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Notes to Financial Statements (continued)

January 31, 2022

g.  Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the year ended (period ended for Sustainable Future 2065 Fund) January 31, 2022, is as follows:

Sustainable Future 2015 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$543,559	$391,887	$239,363	$26,093	$(47,843)	$674,333	57,982	$35,897
Loomis Sayles Limited Term Government and Agency Fund, Class N	478,029	308,488	187,748	1,950	(15,675)	585,044	51,912	4,977
Mirova Global Green Bond Fund, Class N	436,726	285,624	168,715	4,366	(42,829)	515,172	51,620	16,193
Mirova International Sustainable Equity Fund, Class N	175,572	83,435	76,695	23,394	(31,588)	174,118	13,312	6,263

	$1,633,886	$1,069,434	$672,521	$55,803	$(137,935)	$1,948,667	174,826	$63,330

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2020 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$243,143	$297,721	$111,336	$4,409	$(20,492)	$413,445	35,550	$21,938
Loomis Sayles Limited Term Government and Agency Fund, Class N	282,763	294,223	123,108	(2,013)	(8,199)	443,666	39,367	3,476
Mirova Global Green Bond Fund, Class N	269,329	291,389	108,735	(3,560)	(27,445)	420,978	42,182	13,756
Mirova International Sustainable Equity Fund, Class N	138,776	120,793	54,826	6,793	(21,366)	190,170	14,539	6,686

	$934,011	$1,004,126	$398,005	$5,629	$(77,502)	$1,468,259	131,638	$45,856

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

133  |

Notes to Financial Statements (continued)

January 31, 2022

Sustainable Future 2025 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$386,121	$468,694	$171,163	$19,706	$(41,411)	$661,947	56,917	$33,668
Loomis Sayles Limited Term Government and Agency Fund, Class N	557,438	596,625	238,651	1,191	(19,236)	897,367	79,624	6,554
Mirova Global Green Bond Fund, Class N	555,694	634,454	235,016	3,216	(64,926)	893,422	89,521	27,073
Mirova International Sustainable Equity Fund, Class N	385,086	386,487	185,738	38,422	(71,757)	552,500	42,240	18,228

	$1,884,339	$2,086,260	$830,568	$62,535	$(197,330)	$3,005,236	268,302	$85,523

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2030 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$393,284	$434,787	$30,782	$4,022	$(26,554)	$774,757	66,617	$36,150
Loomis Sayles Limited Term Government and Agency Fund, Class N	390,030	458,653	20,524	197	(15,786)	812,570	72,100	5,442
Mirova Global Green Bond Fund, Class N	507,378	611,059	25,357	1,007	(65,361)	1,028,726	103,079	28,247
Mirova International Sustainable Equity Fund, Class N	529,359	619,502	148,945	37,790	(100,223)	937,483	71,673	26,893

	$1,820,051	$2,124,001	$225,608	$43,016	$(207,924)	$3,553,536	313,469	$96,732

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Notes to Financial Statements (continued)

January 31, 2022

Sustainable Future 2035 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$316,998	$331,261	$53,971	$6,987	$(26,044)	$575,231	49,461	$28,250
Loomis Sayles Limited Term Government and Agency Fund, Class N	277,491	300,861	33,657	286	(10,873)	534,108	47,392	3,577
Mirova Global Green Bond Fund, Class N	355,881	411,225	48,554	2,130	(45,725)	674,957	67,631	19,435
Mirova International Sustainable Equity Fund, Class N	525,338	654,214	234,755	68,974	(141,857)	871,914	66,660	28,178

	$1,475,708	$1,697,561	$370,937	$78,377	$(224,499)	$2,656,210	231,144	$79,440

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2040 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$140,788	$229,902	$23,493	$2,882	$(13,712)	$336,367	28,922	$14,769
Loomis Sayles Limited Term Government and Agency Fund, Class N	112,782	184,421	17,227	134	(5,050)	275,060	24,406	1,668
Mirova Global Green Bond Fund, Class N	196,967	305,585	30,986	685	(28,257)	443,994	44,488	12,066
Mirova International Sustainable Equity Fund, Class N	427,161	718,506	223,630	61,761	(133,117)	850,681	65,037	25,817

	$877,698	$1,438,414	$295,336	$65,462	$(180,136)	$1,906,102	162,853	$54,320

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

135  |

Notes to Financial Statements (continued)

January 31, 2022

Sustainable Future 2045 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$132,533	$158,475	$39,617	$4,212	$(12,345)	$243,258	20,916	$11,831
Loomis Sayles Limited Term Government and Agency Fund, Class N	99,640	122,904	28,947	245	(4,026)	189,816	16,843	1,294
Mirova Global Green Bond Fund, Class N	99,388	168,696	32,085	319	(14,542)	221,776	22,222	6,179
Mirova International Sustainable Equity Fund, Class N	534,741	854,692	358,953	83,948	(161,547)	952,881	72,850	29,230

	$866,302	$1,304,767	$459,602	$88,724	$(192,460)	$1,607,731	132,831	$48,534

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2050 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$49,265	$1,806	$55	$(1,436)	$46,078	3,962	$1,429
Mirova Global Green Bond Fund, Class N	78,218	107,546	15,483	358	(10,487)	160,152	16,047	4,451
Mirova International Sustainable Equity Fund, Class N	478,716	818,261	306,473	61,514	(137,245)	914,773	69,937	28,346

	$556,934	$975,072	$323,762	$61,927	$(149,168)	$1,121,003	89,946	$34,226

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2055 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2022	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$60,961	$77,951	$8,104	$99	$(7,843)	$123,064	12,331	$3,339
Mirova International Sustainable Equity Fund, Class N	372,937	610,949	200,187	41,054	(102,819)	721,934	55,194	21,570

	$433,898	$688,900	$208,291	$41,153	$(110,662)	$844,998	67,525	$24,909

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Notes to Financial Statements (continued)

January 31, 2022

Sustainable Future 2060 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2022	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$57,185	$46,786	$15,064	$501	$(6,024)	$83,384	8,355	$2,493
Mirova International Sustainable Equity Fund, Class N	356,124	407,889	226,183	53,411	(81,823)	509,418	38,946	16,153

	$413,309	$454,675	$241,247	$53,912	$(87,847)	$592,802	47,301	$18,646

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2065 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2022	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$—	$47,141	$331	$(1)	$(2,467)	$44,342	4,443	$927
Mirova International Sustainable Equity Fund, Class N	—	281,382	793	(10)	(27,937)	252,642	19,315	6,362

	$—	$328,523	$1,124	$(11)	$(30,404)	$296,984	23,758	$7,289

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund, Mirova Global Green Bond Fund and Mirova International Sustainable Equity Fund are available, without charge, on the Funds’ website at im.natixis.com.

h.  Acquired Fund Fees and Expenses.  Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.

6.  Custodian and Regulatory Filing Fees and Expenses.  State Street Bank, custodian and sub-administrator to the Funds, agreed to waive its fees and expenses for the first 12 months of operations for Natixis Sustainable Future 2065 Fund. For the period ended January 31, 2022, total fees waived for the Fund were $8,926.

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations.

Prior to April 8, 2021, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

For the year ended January 31, 2022, Sustainable Future 2015 Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $320,000 at a weighted average interest rate of 1.11%. Interest expense incurred on the line of credit was $49.

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Notes to Financial Statements (continued)

January 31, 2022

For the year ended January 31, 2022, Sustainable Future 2025 Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $1,225,000 at a weighted average interest rate of 1.17%. Interest expense incurred on the line of credit was $160.

8.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5e)	Total Percentage of Ownership
Sustainable Future 2015 Fund	5	88.32%	—	88.32%
Sustainable Future 2020 Fund	5	70.37%	—	70.37%
Sustainable Future 2025 Fund	3	54.48%	—	54.48%
Sustainable Future 2030 Fund	3	39.57%	—	39.57%
Sustainable Future 2035 Fund	5	50.09%	—	50.09%
Sustainable Future 2040 Fund	3	25.11%	—	25.11%
Sustainable Future 2045 Fund	4	44.12%	—	44.12%
Sustainable Future 2050 Fund	3	22.15%	—	22.15%
Sustainable Future 2055 Fund	6	37.99%	—	37.99%
Sustainable Future 2060 Fund	3	28.38%	9.28%	37.66%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

9.  Risk.  Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Sustainable Future 2015 Fund

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	263,539	$2,795,068	188,689	$1,958,189
Issued in connection with the reinvestment of distributions	47,104	481,636	58,720	605,621
Redeemed	(232,154)	(2,455,255)	(420,475)	(4,680,627)

Increase (decrease) from capital share transactions	78,489	$821,449	(173,066)	$(2,116,817)

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Notes to Financial Statements (continued)

January 31, 2022

10.  Capital Shares (continued).

Sustainable Future 2020 Fund

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	304,183	$3,026,342	431,269	$4,536,134
Issued in connection with the reinvestment of distributions	26,858	262,760	75,137	706,173
Redeemed	(179,357)	(1,741,627)	(758,792)	(8,208,482)

Increase (decrease) from capital share transactions	151,684	$1,547,475	(252,386)	$(2,966,175)

Sustainable Future 2025 Fund

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	496,529	$6,079,972	415,638	$4,756,099
Issued in connection with the reinvestment of distributions	74,700	875,110	52,480	589,169
Redeemed	(244,868)	(2,989,985)	(390,946)	(4,494,056)

Increase from capital share transactions	326,361	$3,965,097	77,172	$851,212

Sustainable Future 2030 Fund

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	628,329	$8,033,476	381,814	$4,318,284
Issued in connection with the reinvestment of distributions	53,854	686,989	47,072	537,498
Redeemed	(75,042)	(952,792)	(349,011)	(4,017,674)

Increase from capital share transactions	607,141	$7,767,673	79,875	$838,108

Sustainable Future 2035 Fund

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	510,490	$6,691,502	546,038	$6,078,089
Issued in connection with the reinvestment of distributions	71,289	910,135	45,133	523,070
Redeemed	(110,889)	(1,443,527)	(477,220)	(5,397,816)

Increase from capital share transactions	470,890	$6,158,110	113,951	$1,203,343

Sustainable Future 2040 Fund

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	539,408	$6,953,362	268,284	$3,104,116
Issued in connection with the reinvestment of distributions	53,553	674,630	52,226	590,062
Redeemed	(91,187)	(1,148,713)	(362,463)	(4,282,002)

Increase (decrease) from capital share transactions	501,774	$6,479,279	(41,953)	$(587,824)

139  |

Notes to Financial Statements (continued)

January 31, 2022

10.  Capital Shares (continued).

Sustainable Future 2045 Fund

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	509,519	$6,920,152	325,175	$3,804,645
Issued in connection with the reinvestment of distributions	60,070	795,436	37,547	435,927
Redeemed	(162,587)	(2,159,082)	(287,685)	(3,336,030)

Increase from capital share transactions	407,002	$5,556,506	75,037	$904,542

Sustainable Future 2050 Fund

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	507,103	$6,642,820	261,010	$2,983,171
Issued in connection with the reinvestment of distributions	44,850	583,052	45,699	512,519
Redeemed	(140,214)	(1,800,221)	(288,755)	(3,339,015)

Increase from capital share transactions	411,739	$5,425,651	17,954	$156,675

Sustainable Future 2055 Fund

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	415,793	$5,376,870	166,800	$1,914,874
Issued in connection with the reinvestment of distributions	34,409	439,605	38,539	431,682
Redeemed	(109,350)	(1,382,216)	(248,490)	(2,891,094)

Increase (decrease) from capital share transactions	340,852	$4,434,259	(43,151)	$(544,538)

Sustainable Future 2060 Fund

	Year Ended January 31, 2022		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	307,412	$3,988,105	195,588	$2,218,316
Issued in connection with the reinvestment of distributions	38,070	478,513	33,287	375,626
Redeemed	(191,717)	(2,499,347)	(204,604)	(2,348,721)

Increase from capital share transactions	153,765	$1,967,271	24,271	$245,221

Sustainable Future 2065 Fund

	Period Ended January 31, 2022(a)
	Shares	Amount
Class N
Issued from the sale of shares	300,000	$3,000,000

Increase from capital share transactions	300,000	$3,000,000

(a)	From commencement of operations on December 15, 2021 through January 31, 2022.

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Notes to Financial Statements (continued)

January 31, 2022

11.  Subsequent Events.  Subsequent to January 31, 2022, Russia launched a large-scale invasion of Ukraine. The extent and duration of this military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

141  |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Natixis Funds Trust IV and Shareholders of Natixis Sustainable Future 2015 Fund, Natixis Sustainable Future 2020 Fund, Natixis Sustainable Future 2025 Fund, Natixis Sustainable Future 2030 Fund, Natixis Sustainable Future 2035 Fund, Natixis Sustainable Future 2040 Fund, Natixis Sustainable Future 2045 Fund, Natixis Sustainable Future 2050 Fund, Natixis Sustainable Future 2055 Fund, Natixis Sustainable Future 2060 Fund and Natixis Sustainable Future 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Natixis Sustainable Future 2015 Fund, Natixis Sustainable Future 2020 Fund, Natixis Sustainable Future 2025 Fund, Natixis Sustainable Future 2030 Fund, Natixis Sustainable Future 2035 Fund, Natixis Sustainable Future 2040 Fund, Natixis Sustainable Future 2045 Fund, Natixis Sustainable Future 2050 Fund, Natixis Sustainable Future 2055 Fund, Natixis Sustainable Future 2060 Fund and Natixis Sustainable Future 2065 Fund (eleven of the funds constituting Natixis Funds Trust IV, hereafter collectively referred to as the “Funds”) as of January 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2022, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of operation	Statements of changes in net assets
Natixis Sustainable Future 2015 Fund	For the year ended January 31, 2022	For the years ended January 31, 2022 and 2021
Natixis Sustainable Future 2020 Fund	For the year ended January 31, 2022	For the years ended January 31, 2022 and 2021
Natixis Sustainable Future 2025 Fund	For the year ended January 31, 2022	For the years ended January 31, 2022 and 2021
Natixis Sustainable Future 2030 Fund	For the year ended January 31, 2022	For the years ended January 31, 2022 and 2021
Natixis Sustainable Future 2035 Fund	For the year ended January 31, 2022	For the years ended January 31, 2022 and 2021
Natixis Sustainable Future 2040 Fund	For the year ended January 31, 2022	For the years ended January 31, 2022 and 2021
Natixis Sustainable Future 2045 Fund	For the year ended January 31, 2022	For the years ended January 31, 2022 and 2021
Natixis Sustainable Future 2050 Fund	For the year ended January 31, 2022	For the years ended January 31, 2022 and 2021
Natixis Sustainable Future 2055 Fund	For the year ended January 31, 2022	For the years ended January 31, 2022 and 2021
Natixis Sustainable Future 2060 Fund	For the year ended January 31, 2022	For the years ended January 31, 2022 and 2021
Natixis Sustainable Future 2065 Fund	For the period from December 15, 2021 (commencement of operations) to January 31, 2022	For the period from December 15, 2021 (commencement of operations) to January 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

March 22, 2022

We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.

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2022 U.S. Tax Distribution Information to Shareholders (Unaudited)

Qualified Dividend Income.  For the calendar year ended January 31, 2022, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2021, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:

Fund	Qualifying Percentage
Sustainable Future 2015 Fund	7.60%
Sustainable Future 2020 Fund	11.55%
Sustainable Future 2025 Fund	12.59%
Sustainable Future 2030 Fund	17.42%
Sustainable Future 2035 Fund	15.70%
Sustainable Future 2040 Fund	16.97%
Sustainable Future 2045 Fund	16.32%
Sustainable Future 2050 Fund	17.12%
Sustainable Future 2055 Fund	17.33%
Sustainable Future 2060 Fund	14.74%
Sustainable Future 2065 Fund	6.51%

Corporate Dividends Received Deduction.  For the year ended January 31, 2022, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

Fund	Qualifying Percentage
Sustainable Future 2015 Fund	7.95%
Sustainable Future 2020 Fund	11.25%
Sustainable Future 2025 Fund	13.38%
Sustainable Future 2030 Fund	18.93%
Sustainable Future 2035 Fund	18.08%
Sustainable Future 2040 Fund	19.43%
Sustainable Future 2045 Fund	17.81%
Sustainable Future 2050 Fund	18.32%
Sustainable Future 2055 Fund	18.61%
Sustainable Future 2060 Fund	16.48%
Sustainable Future 2065 Fund	42.87%

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the year ended January 31, 2022.

Fund	Amount
Sustainable Future 2015 Fund	$257,220
Sustainable Future 2020 Fund	127,961
Sustainable Future 2025 Fund	547,328
Sustainable Future 2030 Fund	340,425
Sustainable Future 2035 Fund	501,917
Sustainable Future 2040 Fund	358,110
Sustainable Future 2045 Fund	434,664
Sustainable Future 2050 Fund	270,136
Sustainable Future 2055 Fund	211,806
Sustainable Future 2060 Fund	254,042
Sustainable Future 2065 Fund	4,277

143  |

Trustee and Officer Information

The tables below provide certain information regarding the Trustees and officers of Natixis Funds Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 888 Boylston Street, Suite 800, Boston, MA 02199-8197. The Funds’ Statement of Additional Information includes additional information about the Trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Edmond J. English (1953)	Trustee since 2013 Chairperson of the Governance Committee and Contract Review Committee Member	Executive Chairman of Bob’s Discount Furniture (retail)	55 Director, Burlington Stores, Inc. (retail) and Director, Rue Gilt Groupe, Inc. (e-commerce retail)	Significant experience on the Board and on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)

Richard A. Goglia (1951)	Trustee since 2015 Contract Review Committee Member and Governance Committee Member	Retired	55 Formerly, Director of Triumph Group (aerospace industry)	Significant experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Chairperson of the Contract Review Committee	Retired	55 Director, Abt Associates Inc. (research and consulting); Director, The Hanover Insurance Group (property and casualty insurance); Formerly, Director, Eastern Bank (bank)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Martin T. Meehan (1956)	Trustee since 2012 Audit Committee Member and Governance Committee Member	President, University of Massachusetts	55 None	Significant experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

Maureen B. Mitchell (1951)	Trustee since 2017 Audit Committee Member and Governance Committee Member	Retired	55 Director, Sterling Bancorp (bank)	Experience on the Board; financial services industry and executive experience (including role as president of global sales and marketing at a financial services company)

James P. Palermo (1955)	Trustee since 2016 Audit Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); Partner, STEP Partners, LLC (private equity)	55 Director, FutureFuel.io (chemicals and biofuels)	Significant experience on the Board; financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

Erik R. Sirri (1958)	Chairperson of the Board of Trustees since January 2021 Trustee since 2009 Ex Officio member of the Audit Committee, Contract Review Committee and Governance Committee	Professor of Finance at Babson College	55 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2009 Audit Committee Member	Retired	55 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

145  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Kirk A. Sykes (1958)	Trustee since 2019 Contract Review Committee Member and Governance Committee Member	Managing Director of Accordia Partners, LLC (real estate development); President of Primary Corporation (real estate development); Managing Principal of Merrick Capital Partners (infrastructure finance)

55

Trustee, Eastern Bank (bank); Director, Apartment Investment and Management Company (real estate investment trust);

formerly Director, Ares Commercial Real Estate Corporation (real estate investment trust)

Experience on the Board and significant experience on the boards of other business organizations (including real estate companies and banks)

Cynthia L. Walker (1956)	Trustee since 2005 Chairperson of the Audit Committee	Retired; Formerly, Deputy Dean for Finance and Administration, Yale University School of Medicine	55 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

INTERESTED TRUSTEES

Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Chairman of the Board of Directors, Loomis, Sayles & Company, L.P.	55 None	Significant experience on the Board; continuing service as President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, Natixis Advisors, LLC and Natixis Distribution, LLC	55 None	Significant experience on the Board; experience as President and Chief Executive Officer of Natixis Advisors, LLC and Natixis Distribution, LLC

[1]	Each Trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.

[2]

The Trustees of the Trust serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Natixis ETF Trust and Natixis ETF Trust II (collectively, the “Fund Complex”).

[3]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer, Natixis Advisors, LLC and Natixis Distribution, LLC.

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since 2004	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC

Natalie R. Wagner (1979)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer Chief Legal Officer	Since May 2021 Since July 2021	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; Formerly, Vice President, Head of Corporate Compliance, Global Atlantic Financial Group

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, LLC, Natixis Advisors, LLC or Loomis, Sayles & Company, L.P. are omitted, if not materially different from an officer’s current position with such entity.

147  |

(b) Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Martin T. Meehan, Ms. Maureen Mitchell, Mr. James Palermo, Mr. Peter J. Smail and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided as reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2/1/20-1/31/21	2/1/21-1/31/22	2/1/20-1/31/21	2/1/21-1/31/22	2/1/20-1/31/21	2/1/21-1/31/22	2/1/20-1/31/21	2/1/21-1/31/22
Natixis Funds Trust IV	$314,081	$321,521	$30	$28	$78,780	$73,980	$—	$—

1.	Audit-related fees consist of:

2021 & 2022 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2021 & 2022 – review of Registrant’s tax returns.

Aggregate fees billed to the Registrant for non-audit services during 2021 and 2022 were $78,810 and $74,008, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P (“AEW”), Natixis Advisors, LLC (“Natixis Advisors”), and entities controlling, controlled by or under common control with AEW and Natixis Advisors (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2/1/20-1/31/21	2/1/21-1/31/22	2/1/20-1/31/21	2/1/21-1/31/22	2/1/20-1/31/21	2/1/21-1/31/22
Control Affiliates	$—	$—	$18,255	$31,137	$63,023	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW, Natixis Advisors, and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2/1/20-1/31/21	2/1/21-1/31/22
Control Affiliates	$356,050	$316,734

None of the services described above were approved pursuant to paragraph (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a)

(2)   Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-2(a)], filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002, filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 22, 2022

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	March 22, 2022